UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Board Consideration and Approval of Advisory Agreement	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Contrarian Core Fund (the Fund) Class 2 shares returned 2.92% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Index, which returned 1.71% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	3.09	9.66	17.55
Class 2	04/30/12	2.92	9.31	17.26
Russell 1000 Index		1.71	7.37	15.77

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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2

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	4.3
JPMorgan Chase & Co.	3.3
CVS Health Corp.	2.9
Medtronic PLC	2.9
Citigroup, Inc.	2.9
American Express Co.	2.7
Verizon Communications, Inc.	2.6
Comcast Corp., Class A	2.5
Honeywell International, Inc.	2.5
Bank of America Corp.	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	97.1
Money Market Funds	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	10.9
Consumer Staples	8.0
Energy	5.3
Financials	20.4
Health Care	15.2
Industrials	12.1
Information Technology	22.5
Materials	1.9
Telecommunication Services	2.6
Utilities	1.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Guy Pope, CFA

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,030.90	1,021.08	3.78	3.76	0.75
Class 2	1,000.00	1,000.00	1,029.20	1,019.84	5.03	5.01	1.00

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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4

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 10.7%
Auto Components 1.8%
Delphi Automotive PLC	494,798	42,102,362
Hotels, Restaurants & Leisure 1.1%
Aramark	426,653	13,213,444
Las Vegas Sands Corp.	38,255	2,011,065
McDonald's Corp.	122,330	11,629,913
Total		26,854,422
Household Durables 0.4%
Mohawk Industries, Inc.(a)	51,254	9,784,389
Internet & Catalog Retail 1.3%
Priceline Group, Inc. (The)(a)	26,220	30,188,921
Media 3.7%
CBS Corp., Class B Non Voting	521,320	28,933,260
Comcast Corp., Class A	975,874	58,689,062
Total		87,622,322
Specialty Retail 1.8%
Lowe's Companies, Inc.	451,870	30,261,734
Michaels Companies, Inc. (The)(a)	527,134	14,185,176
Total		44,446,910
Textiles, Apparel & Luxury Goods 0.6%
PVH Corp.	124,207	14,308,646
Total Consumer Discretionary		255,307,972
CONSUMER STAPLES 7.8%
Beverages 3.1%
Diageo PLC, ADR	252,642	29,316,578
PepsiCo, Inc.	479,288	44,736,742
Total		74,053,320
Food & Staples Retailing 3.5%
CVS Health Corp.	651,847	68,365,713
Walgreens Boots Alliance, Inc.	179,655	15,170,068
Total		83,535,781
Tobacco 1.2%
Philip Morris International, Inc.	355,310	28,485,203
Total Consumer Staples		186,074,304
ENERGY 5.1%
Energy Equipment & Services 1.0%
Halliburton Co.	188,259	8,108,315

Common Stocks (continued)

Issuer	Shares	Value ($)
Schlumberger Ltd.	178,925	15,421,546
Total		23,529,861
Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd.	692,580	18,810,473
Chevron Corp.	257,452	24,836,394
ConocoPhillips	141,745	8,704,561
Noble Energy, Inc.	297,294	12,688,508
Range Resources Corp.	393,180	19,415,228
Williams Companies, Inc. (The)	256,274	14,707,565
Total		99,162,729
Total Energy		122,692,590
FINANCIALS 19.9%
Banks 9.9%
Bank of America Corp.	3,292,790	56,043,286
Citigroup, Inc.	1,214,072	67,065,337
JPMorgan Chase & Co.	1,151,853	78,049,559
Wells Fargo & Co.	635,483	35,739,564
Total		236,897,746
Capital Markets 3.7%
BlackRock, Inc.	146,864	50,812,006
Goldman Sachs Group, Inc. (The)	178,025	37,169,840
Total		87,981,846
Consumer Finance 2.6%
American Express Co.	806,905	62,712,657
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B(a)	372,401	50,687,500
Insurance 1.4%
Aon PLC	326,651	32,560,572
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	233,520	5,966,436
Total Financials		476,806,757
HEALTH CARE 14.8%
Biotechnology 3.5%
Biogen, Inc.(a)	55,090	22,253,055
Celgene Corp.(a)	340,724	39,433,692
Vertex Pharmaceuticals, Inc.(a)	191,533	23,650,495
Total		85,337,242

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.9%
Abbott Laboratories	848,206	41,629,950
Baxter International, Inc.	106,625	7,456,286
Medtronic PLC	918,748	68,079,227
St. Jude Medical, Inc.	337,522	24,662,733
Total		141,828,196
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	433,366	36,251,066
CIGNA Corp.	215,730	34,948,260
Total		71,199,326
Pharmaceuticals 2.4%
Johnson & Johnson	482,343	47,009,149
Perrigo Co. PLC	55,337	10,227,937
Total		57,237,086
Total Health Care		355,601,850
INDUSTRIALS 11.8%
Aerospace & Defense 3.8%
Honeywell International, Inc.	571,230	58,248,323
United Technologies Corp.	298,839	33,150,210
Total		91,398,533
Air Freight & Logistics 1.0%
FedEx Corp.	137,813	23,483,335
Building Products 0.5%
Fortune Brands Home & Security, Inc.	251,843	11,539,446
Commercial Services & Supplies 1.2%
Tyco International PLC	760,704	29,271,890
Industrial Conglomerates 1.9%
General Electric Co.	1,707,872	45,378,159
Professional Services 3.2%
Dun & Bradstreet Corp. (The)	129,720	15,825,840
IHS, Inc., Class A(a)	105,060	13,513,868
Nielsen NV	1,051,540	47,077,446
Total		76,417,154
Road & Rail 0.2%
Kansas City Southern	59,017	5,382,351
Total Industrials		282,870,868

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 21.9%
Communications Equipment 1.1%
QUALCOMM, Inc.	426,303	26,699,357
Internet Software & Services 5.0%
Alibaba Group Holding Ltd., ADR(a)	153,875	12,659,296
Facebook, Inc., Class A(a)	414,955	35,588,615
Google, Inc., Class A(a)	48,116	25,984,565
Google, Inc., Class C(a)	88,453	46,040,671
Total		120,273,147
IT Services 1.9%
MasterCard, Inc., Class A	498,270	46,578,279
Semiconductors & Semiconductor Equipment 2.2%
Broadcom Corp., Class A	686,620	35,354,064
Skyworks Solutions, Inc.	166,630	17,346,183
Total		52,700,247
Software 5.8%
Activision Blizzard, Inc.	1,710,095	41,401,400
Electronic Arts, Inc.(a)	403,953	26,862,875
Intuit, Inc.	181,155	18,254,989
Microsoft Corp.	1,202,667	53,097,748
Total		139,617,012
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	806,214	101,119,391
EMC Corp.	987,498	26,060,072
Hewlett-Packard Co.	436,245	13,091,713
Total		140,271,176
Total Information Technology		526,139,218
MATERIALS 1.9%
Chemicals 1.9%
LyondellBasell Industries NV, Class A	311,485	32,244,927
Monsanto Co.	119,360	12,722,583
Total		44,967,510
Total Materials		44,967,510
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	1,302,636	60,715,864
Total Telecommunication Services		60,715,864

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 1.0%
Electric Utilities 0.5%
Edison International	219,598	12,205,257
Multi-Utilities 0.5%
DTE Energy Co.	165,602	12,360,533
Total Utilities		24,565,790
Total Common Stocks (Cost: $2,022,809,233)		2,335,742,723

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	69,023,876	69,023,876
Total Money Market Funds (Cost: $69,023,876)		69,023,876
Total Investments (Cost: $2,091,833,109)		2,404,766,599
Other Assets & Liabilities, Net		(7,012,552)
Net Assets		2,397,754,047

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,758,428	347,353,674	(317,088,226)	69,023,876	33,906	69,023,876

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	255,307,972	—	—	255,307,972
Consumer Staples	186,074,304	—	—	186,074,304
Energy	122,692,590	—	—	122,692,590
Financials	476,806,757	—	—	476,806,757
Health Care	355,601,850	—	—	355,601,850
Industrials	282,870,868	—	—	282,870,868
Information Technology	526,139,218	—	—	526,139,218
Materials	44,967,510	—	—	44,967,510
Telecommunication Services	60,715,864	—	—	60,715,864
Utilities	24,565,790	—	—	24,565,790
Total Common Stocks	2,335,742,723	—	—	2,335,742,723
Money Market Funds	69,023,876	—	—	69,023,876
Total Investments	2,404,766,599	—	—	2,404,766,599

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,022,809,233)	$2,335,742,723
Affiliated issuers (identified cost $69,023,876)	69,023,876
Total investments (identified cost $2,091,833,109)	2,404,766,599
Cash	944
Receivable for:
Capital shares sold	44,028
Dividends	2,436,733
Foreign tax reclaims	121,687
Expense reimbursement due from Investment Manager	11,696
Trustees' deferred compensation plan	23,697
Total assets	2,407,405,384
Liabilities
Payable for:
Investments purchased	6,874,530
Capital shares purchased	1,070,524
Investment management fees	1,382,857
Distribution and/or service fees	9,071
Transfer agent fees	132,410
Administration fees	116,920
Compensation of board members	4,704
Chief compliance officer expenses	288
Other expenses	36,336
Trustees' deferred compensation plan	23,697
Total liabilities	9,651,337
Net assets applicable to outstanding capital stock	$2,397,754,047
Represented by
Trust capital	$2,397,754,047
Total — representing net assets applicable to outstanding capital stock	$2,397,754,047
Class 1
Net assets	$2,355,979,766
Shares outstanding	141,196,292
Net asset value per share	$16.69
Class 2
Net assets	$41,774,281
Shares outstanding	2,522,360
Net asset value per share	$16.56

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$21,879,358
Dividends — affiliated issuers	33,906
Foreign taxes withheld	(245,894)
Total income	21,667,370
Expenses:
Investment management fees	7,880,600
Distribution and/or service fees
Class 2	44,298
Transfer agent fees
Class 1	744,506
Class 2	10,631
Administration fees	666,489
Compensation of board members	34,914
Custodian fees	15,006
Printing and postage fees	13,588
Professional fees	57,034
Chief compliance officer expenses	612
Other	20,446
Total expenses	9,488,124
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(11,722)
Total net expenses	9,476,402
Net investment income	12,190,968
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	130,186,099
Foreign currency translations	9,008
Net realized gain	130,195,107
Net change in unrealized appreciation (depreciation) on:
Investments	(63,514,215)
Foreign currency translations	(762)
Net change in unrealized depreciation	(63,514,977)
Net realized and unrealized gain	66,680,130
Net increase in net assets resulting from operations	$78,871,098

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$12,190,968	$17,779,763
Net realized gain	130,195,107	144,339,950
Net change in unrealized appreciation (depreciation)	(63,514,977)	128,022,512
Net increase in net assets resulting from operations	78,871,098	290,142,225
Increase (decrease) in net assets from capital stock activity	(155,862,228)	577,017,916
Total increase (decrease) in net assets	(76,991,130)	867,160,141
Net assets at beginning of period	2,474,745,177	1,607,585,036
Net assets at end of period	$2,397,754,047	$2,474,745,177

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,084,038	50,732,638	42,410,289	603,785,035
Redemptions	(12,989,279)	(219,031,180)	(2,930,532)	(43,369,790)
Net increase (decrease)	(9,905,241)	(168,298,542)	39,479,757	560,415,245
Class 2 shares
Subscriptions	783,323	12,857,592	1,123,866	16,951,031
Redemptions	(25,467)	(421,278)	(23,270)	(348,360)
Net increase	757,856	12,436,314	1,100,596	16,602,671
Total net increase (decrease)	(9,147,385)	(155,862,228)	40,580,353	577,017,916

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$16.19		$14.32	$10.54	$10.00
Income from investment operations:
Net investment income	0.08		0.13	0.13	0.10
Net realized and unrealized gain	0.42		1.74	3.65	0.44
Total from investment operations	0.50		1.87	3.78	0.54
Net asset value, end of period	$16.69		$16.19	$14.32	$10.54
Total return	3.09%		13.06%	35.86%	5.40%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.76%	0.81%	0.86	%(c)
Total net expenses(d)	0.75	%(c)	0.76%	0.76%	0.72	%(c)
Net investment income	0.97	%(c)	0.83%	1.01%	1.45	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,355,980		$2,446,355	$1,598,115	$521,933
Portfolio turnover	30%		59%	57%	48%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$16.09		$14.26	$10.53	$10.00
Income from investment operations:
Net investment income	0.06		0.08	0.10	0.08
Net realized and unrealized gain	0.41		1.75	3.63	0.45
Total from investment operations	0.47		1.83	3.73	0.53
Net asset value, end of period	$16.56		$16.09	$14.26	$10.53
Total return	2.92%		12.83%	35.42%	5.30%
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.01%	1.06%	1.08	%(c)
Total net expenses(d)	1.00	%(c)	1.01%	1.02%	0.97	%(c)
Net investment income	0.73	%(c)	0.54%	0.73%	1.20	%(c)
Supplemental data
Net assets, end of period (in thousands)	$41,774		$28,390	$9,470	$3
Portfolio turnover	30%		59%	57%	48%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs),

exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.63% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.05% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.79%	0.75%	0.77%
Class 2	1.04	1.00	1.02

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $747,125,045 and $907,720,135, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Significant Risks

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Contrarian Core Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015
21

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the 33rd percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the 4th and 3rd quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

Semiannual Report 2015
22

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that

Semiannual Report 2015
23

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — CONTRARIAN CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
25

Columbia Variable Portfolio — Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1544 E (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO —
SELECT LARGE CAP GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Board Consideration and Approval of Advisory Agreement	19
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund) Class 2 shares returned 7.78% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 3.96% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class 1	09/02/08	7.98	15.51	20.50	11.71
Class 2	09/02/08	7.78	15.19	20.19	11.42
Russell 1000 Growth Index		3.96	10.56	18.59	11.10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Alexion Pharmaceuticals, Inc.	4.4
Monster Beverage Corp.	4.3
Bristol-Myers Squibb Co.	4.1
Visa, Inc., Class A	4.0
Illumina, Inc.	4.0
Vertex Pharmaceuticals, Inc.	3.8
Amazon.com, Inc.	3.6
Nike, Inc., Class B	3.6
Celgene Corp.	3.6
Facebook, Inc., Class A	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.1
Money Market Funds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	15.7
Consumer Staples	7.1
Energy	5.3
Financials	2.4
Health Care	27.6
Industrials	1.7
Information Technology	38.0
Materials	2.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Thomas Galvin, CFA

Richard Carter

Todd Herget

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,079.80	1,020.88	4.07	3.96	0.79
Class 2	1,000.00	1,000.00	1,077.80	1,019.64	5.36	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 15.6%
Automobiles 2.4%
Tesla Motors, Inc.(a)	21,442	5,752,031
Internet & Catalog Retail 6.8%
Amazon.com, Inc.(a)	19,916	8,645,336
Priceline Group, Inc. (The)(a)	6,821	7,853,495
Total		16,498,831
Specialty Retail 2.8%
Tractor Supply Co.	74,265	6,679,394
Textiles, Apparel & Luxury Goods 3.6%
Nike, Inc., Class B	79,566	8,594,720
Total Consumer Discretionary		37,524,976
CONSUMER STAPLES 7.0%
Beverages 4.2%
Monster Beverage Corp.(a)	76,437	10,244,087
Food & Staples Retailing 2.8%
CVS Health Corp.	64,442	6,758,677
Total Consumer Staples		17,002,764
ENERGY 5.2%
Energy Equipment & Services 2.3%
FMC Technologies, Inc.(a)	134,307	5,572,397
Oil, Gas & Consumable Fuels 2.9%
Cabot Oil & Gas Corp.	221,279	6,979,140
Total Energy		12,551,537
FINANCIALS 2.3%
Diversified Financial Services 2.3%
Intercontinental Exchange, Inc.	25,306	5,658,675
Total Financials		5,658,675
HEALTH CARE 27.3%
Biotechnology 17.2%
Alexion Pharmaceuticals, Inc.(a)	58,514	10,577,576
Biogen, Inc.(a)	19,715	7,963,677
Celgene Corp.(a)	73,785	8,539,507
Intercept Pharmaceuticals, Inc.(a)	21,995	5,309,153
Vertex Pharmaceuticals, Inc.(a)	73,082	9,024,165
Total		41,414,078

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 4.0%
Illumina, Inc.(a)	43,953	9,597,577
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	146,990	9,780,715
Novo Nordisk A/S, ADR	92,744	5,078,661
Total		14,859,376
Total Health Care		65,871,031
INDUSTRIALS 1.7%
Aerospace & Defense 1.7%
Precision Castparts Corp.	20,467	4,090,739
Total Industrials		4,090,739
INFORMATION TECHNOLOGY 37.6%
Internet Software & Services 16.3%
Alibaba Group Holding Ltd., ADR(a)	90,993	7,485,994
Baidu, Inc., ADR(a)	41,233	8,208,666
Facebook, Inc., Class A(a)	99,314	8,517,665
LinkedIn Corp., Class A(a)	33,557	6,933,883
MercadoLibre, Inc.	58,626	8,307,304
Total		39,453,512
IT Services 7.0%
Cognizant Technology Solutions Corp., Class A(a)	117,888	7,201,778
Visa, Inc., Class A	143,716	9,650,529
Total		16,852,307
Semiconductors & Semiconductor Equipment 1.8%
ARM Holdings PLC, ADR	88,138	4,342,559
Software 12.5%
Adobe Systems, Inc.(a)	61,930	5,016,950
Mobileye NV(a)	107,537	5,717,742
ServiceNow, Inc.(a)	81,507	6,056,785
Splunk, Inc.(a)	109,694	7,636,896
VMware, Inc., Class A(a)	67,333	5,773,132
Total		30,201,505
Total Information Technology		90,849,883

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 2.2%
Chemicals 2.2%
Monsanto Co.	48,780	5,199,460
Total Materials		5,199,460
Total Common Stocks (Cost: $212,653,466)		238,749,065

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	4,587,536	4,587,536
Total Money Market Funds (Cost: $4,587,536)		4,587,536
Total Investments (Cost: $217,241,002)		243,336,601
Other Assets & Liabilities, Net		(1,930,525)
Net Assets		241,406,076

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,786,376	56,681,287	(55,880,127)	4,587,536	4,080	4,587,536

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	37,524,976	—	—	37,524,976
Consumer Staples	17,002,764	—	—	17,002,764
Energy	12,551,537	—	—	12,551,537
Financials	5,658,675	—	—	5,658,675
Health Care	65,871,031	—	—	65,871,031
Industrials	4,090,739	—	—	4,090,739
Information Technology	90,849,883	—	—	90,849,883
Materials	5,199,460	—	—	5,199,460
Total Common Stocks	238,749,065	—	—	238,749,065
Money Market Funds	4,587,536	—	—	4,587,536
Total Investments	243,336,601	—	—	243,336,601

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $212,653,466)	$238,749,065
Affiliated issuers (identified cost $4,587,536)	4,587,536
Total investments (identified cost $217,241,002)	243,336,601
Receivable for:
Capital shares sold	25,383
Dividends	52,722
Expense reimbursement due from Investment Manager	16,774
Trustees' deferred compensation plan	17,004
Total assets	243,448,484
Liabilities
Payable for:
Investments purchased	1,828,443
Investment management fees	150,958
Distribution and/or service fees	12
Transfer agent fees	12,757
Administration fees	12,757
Compensation of board members	2,110
Chief compliance officer expenses	27
Other expenses	18,340
Trustees' deferred compensation plan	17,004
Total liabilities	2,042,408
Net assets applicable to outstanding capital stock	$241,406,076
Represented by
Paid-in capital	$190,676,057
Excess of distributions over net investment income	(657,923)
Accumulated net realized gain	25,292,343
Unrealized appreciation (depreciation) on:
Investments	26,095,599
Total — representing net assets applicable to outstanding capital stock	$241,406,076
Class 1
Net assets	$241,352,650
Shares outstanding	12,839,471
Net asset value per share	$18.80
Class 2
Net assets	$53,426
Shares outstanding	2,878
Net asset value per share	$18.56

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$388,871
Dividends — affiliated issuers	4,080
Total income	392,951
Expenses:
Investment management fees	931,797
Distribution and/or service fees
Class 2	65
Transfer agent fees
Class 1	78,726
Class 2	16
Administration fees	78,742
Compensation of board members	11,523
Custodian fees	2,890
Printing and postage fees	6,122
Professional fees	15,727
Chief compliance officer expenses	63
Other	6,026
Total expenses	1,131,697
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(95,082)
Total net expenses	1,036,615
Net investment loss	(643,664)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	24,496,727
Net realized gain	24,496,727
Net change in unrealized appreciation (depreciation) on:
Investments	(3,166,388)
Net change in unrealized depreciation	(3,166,388)
Net realized and unrealized gain	21,330,339
Net increase in net assets resulting from operations	$20,686,675

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Operations
Net investment loss	$(643,664)	$(859,985)
Net realized gain	24,496,727	13,287,523
Net change in unrealized appreciation (depreciation)	(3,166,388)	6,121,348
Net increase in net assets resulting from operations	20,686,675	18,548,886
Distributions to shareholders
Net realized gains
Class 1	—	(12,749,520)
Class 2	—	(2,490)
Total distributions to shareholders	—	(12,752,010)
Increase (decrease) in net assets from capital stock activity	(28,746,140)	117,769,448
Total increase (decrease) in net assets	(8,059,465)	123,566,324
Net assets at beginning of period	249,465,541	125,899,217
Net assets at end of period	$241,406,076	$249,465,541
Excess of distributions over net investment income	$(657,923)	$(14,259)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six months ended June 30, 2015 (Unaudited)		Year ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,435,914	26,294,015	6,678,916	114,254,366
Distributions reinvested	—	—	727,867	12,749,521
Redemptions	(2,920,258)	(55,040,155)	(266,280)	(4,738,005)
Net increase (decrease)	(1,484,344)	(28,746,140)	7,140,503	122,265,882
Class 2 shares
Distributions reinvested	—	—	144	2,490
Redemptions	—	—	(255,537)	(4,498,924)
Net (decrease)	—	—	(255,393)	(4,496,434)
Total net increase (decrease)	(1,484,344)	(28,746,140)	6,885,110	117,769,448

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$17.41		$16.92	$12.14	$10.48	$11.24		$9.00
Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.06)	0.05	(0.05)		(0.05)
Net realized and unrealized gain (loss)	1.43		1.52	5.25	1.64	(0.24)		2.29
Total from investment operations	1.39		1.44	5.19	1.69	(0.29)		2.24
Less distributions to shareholders:
Net investment income	—		—	—	(0.01)	—		—
Net realized gains	—		(0.95)	(0.41)	(0.02)	(0.47)		—
Total distributions to shareholders	—		(0.95)	(0.41)	(0.03)	(0.47)		—
Net asset value, end of period	$18.80		$17.41	$16.92	$12.14	$10.48		$11.24
Total return	7.98%		8.49%	42.77%	16.18%	(2.54%)		24.89%
Ratios to average net assets(a)
Total gross expenses	0.86	%(b)	0.87%	0.93%	1.24%	2.56%		3.54%
Total net expenses(c)	0.79	%(b)	0.79%	0.79%	0.80%	0.86	%(d)	0.85	%(d)
Net investment income (loss)	(0.49	%)(b)	(0.45%)	(0.44%)	0.44%	(0.42%)		(0.40%)
Supplemental data
Net assets, end of period (in thousands)	$241,353		$249,416	$121,574	$34,514	$2,645		$2,715
Portfolio turnover	36%		45%	44%	31%	75%		87%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$17.22		$16.75	$12.03	$10.39	$11.18		$8.97
Income from investment operations:
Net investment loss	(0.07)		(0.14)	(0.10)	(0.04)	(0.08)		(0.07)
Net realized and unrealized gain (loss)	1.41		1.52	5.19	1.70	(0.24)		2.28
Total from investment operations	1.34		1.38	5.09	1.66	(0.32)		2.21
Less distributions to shareholders:
Net realized gains	—		(0.91)	(0.37)	(0.02)	(0.47)		—
Total distributions to shareholders	—		(0.91)	(0.37)	(0.02)	(0.47)		—
Net asset value, end of period	$18.56		$17.22	$16.75	$12.03	$10.39		$11.18
Total return	7.78%		8.21%	42.37%	15.96%	(2.82%)		24.64%
Ratios to average net assets(a)
Total gross expenses	1.12	%(b)	1.12%	1.18%	1.87%	2.81%		3.79%
Total net expenses(c)	1.04	%(b)	1.04%	1.04%	1.06%	1.11	%(d)	1.10	%(d)
Net investment loss	(0.74	%)(b)	(0.78%)	(0.68%)	(0.34%)	(0.67%)		(0.65%)
Supplemental data
Net assets, end of period (in thousands)	$53		$50	$4,326	$3,038	$2,620		$2,696
Portfolio turnover	36%		45%	44%	31%	75%		87%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.71% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.81%	0.79%
Class 2	1.06	1.04

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $217,241,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,882,000
Unrealized depreciation	(4,786,000)
Net unrealized appreciation	$26,096,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $92,536,865 and $120,935,938, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

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COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange

Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
18

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio—Select Large Cap Growth Fund (the Fund) a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

Semiannual Report 2015
19

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015
20

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the eighty-seventh, twenty-fifth and third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

Semiannual Report 2015
21

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect

Semiannual Report 2015
22

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
23

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Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — SELECT LARGE CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
25

Columbia Variable Portfolio — Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1530 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO —
SMALL CAP VALUE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	18
Board Consideration and Approval of Advisory Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Small Cap Value Fund (the Fund) Class 2 shares returned 2.56% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 0.76% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	05/19/98	2.66	0.20	13.59	7.80
Class 2	06/01/00	2.56	-0.04	13.39	7.61
Russell 2000 Value Index		0.76	0.78	14.81	6.87

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Mentor Graphics Corp.	1.1
IDACORP, Inc.	1.1
First Niagara Financial Group, Inc.	1.0
Chesapeake Lodging Trust	1.0
Altisource Residential Corp.	1.0
Southwest Gas Corp.	1.0
Washington Federal, Inc.	1.0
Sunstone Hotel Investors, Inc.	1.0
Symetra Financial Corp.	0.9
Dana Holding Corp.	0.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.2
Exchange-Traded Funds	0.3
Money Market Funds	1.5
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	11.8
Consumer Staples	3.0
Energy	7.7
Financials	40.8
Health Care	4.8
Industrials	10.8
Information Technology	12.3
Materials	4.6
Telecommunication Services	0.8
Utilities	3.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.
Portfolio Management

Jeremy Javidi, CFA

Effective July 30, 2015, John Barrett no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,026.60	1,020.18	4.67	4.66	0.93
Class 2	1,000.00	1,000.00	1,025.60	1,018.94	5.93	5.91	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.6%
Auto Components 3.1%
Cooper Tire & Rubber Co.	83,610	2,828,526
Dana Holding Corp.	164,116	3,377,507
Fuel Systems Solutions, Inc.(a)	132,837	993,621
Gentherm, Inc.(a)	41,299	2,267,728
Remy International, Inc.	92,059	2,035,425
Total		11,502,807
Automobiles 0.4%
Winnebago Industries, Inc.	61,329	1,446,751
Distributors 0.3%
VOXX International Corp.(a)	118,828	983,896
Diversified Consumer Services 1.0%
K12, Inc.(a)	54,535	689,868
Steiner Leisure Ltd.(a)	39,183	2,107,261
Universal Technical Institute, Inc.	105,235	905,021
Total		3,702,150
Hotels, Restaurants & Leisure 0.2%
Ignite Restaurant Group, Inc.(a)	142,445	700,829
Household Durables 1.6%
Cavco Industries, Inc.(a)	17,677	1,333,553
Ethan Allen Interiors, Inc.	65,780	1,732,645
Hooker Furniture Corp.	59,740	1,500,072
UCP, Inc., Class A(a)	153,066	1,160,240
Total		5,726,510
Internet & Catalog Retail 0.3%
Lands' End, Inc.(a)	50,594	1,256,249
Leisure Products 1.0%
Johnson Outdoors, Inc., Class A	21,111	497,164
Malibu Boats, Inc., Class A(a)	69,819	1,402,664
Smith & Wesson Holding Corp.(a)	102,200	1,695,498
Total		3,595,326
Media 0.4%
AMC Entertainment Holdings, Inc., Class A	50,094	1,536,884
Multiline Retail 0.2%
Tuesday Morning Corp.(a)	63,954	720,442
Specialty Retail 1.4%
Aaron's, Inc.	64,788	2,345,973
Citi Trends, Inc.(a)	61,618	1,491,156

Common Stocks (continued)

Issuer	Shares	Value ($)
Haverty Furniture Companies, Inc.	58,642	1,267,840
Total		5,104,969
Textiles, Apparel & Luxury Goods 1.7%
Deckers Outdoor Corp.(a)	28,407	2,044,452
G-III Apparel Group Ltd.(a)	19,520	1,373,232
Steven Madden Ltd.(a)	69,740	2,983,477
Total		6,401,161
Total Consumer Discretionary		42,677,974
CONSUMER STAPLES 2.9%
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	40,775	1,590,225
Food Products 1.9%
Fresh Del Monte Produce, Inc.	82,199	3,177,813
John B. Sanfilippo & Son, Inc.	31,145	1,616,426
Sanderson Farms, Inc.	28,327	2,129,057
Total		6,923,296
Personal Products 0.6%
Inter Parfums, Inc.	66,482	2,255,734
Total Consumer Staples		10,769,255
ENERGY 7.6%
Energy Equipment & Services 1.0%
Dawson Geophysical Co.(a)	188,287	884,949
Geospace Technologies Corp.(a)	44,630	1,028,722
Gulf Island Fabrication, Inc.	62,685	700,191
Natural Gas Services Group, Inc.(a)	50,330	1,148,531
Total		3,762,393
Oil, Gas & Consumable Fuels 6.6%
Bill Barrett Corp.(a)	152,620	1,311,006
Callon Petroleum Co.(a)	200,302	1,666,513
Clayton Williams Energy, Inc.(a)	33,506	2,203,019
Contango Oil & Gas Co.(a)	76,757	941,808
Goodrich Petroleum Corp.(a)	411,520	765,427
Halcon Resources Corp.(a)	408,710	474,104
Jones Energy, Inc., Class A(a)	105,153	951,635
Matador Resources Co.(a)	70,600	1,765,000
Parsley Energy, Inc., Class A(a)	70,420	1,226,716
Penn Virginia Corp.(a)	308,460	1,351,055
SM Energy Co.	58,720	2,708,166

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Stone Energy Corp.(a)	101,876	1,282,619
Synergy Resources Corp.(a)	158,208	1,808,317
W&T Offshore, Inc.	259,097	1,419,852
World Fuel Services Corp.	59,247	2,840,894
WPX Energy, Inc.(a)	114,940	1,411,463
Total		24,127,594
Total Energy		27,889,987
FINANCIALS 40.1%
Banks 17.7%
Ameris Bancorp	61,888	1,565,148
BancFirst Corp.	39,012	2,553,335
BankUnited, Inc.	87,773	3,153,684
Banner Corp.	56,610	2,713,317
Bridge Bancorp, Inc.	27,640	737,712
Bryn Mawr Bank Corp.	70,051	2,112,738
Capital City Bank Group, Inc.	109,053	1,665,239
Cascade Bancorp(a)	358,308	1,856,035
Centerstate Banks, Inc.	113,673	1,535,722
Chemical Financial Corp.	46,849	1,548,828
Columbia Banking System, Inc.	91,149	2,965,989
Community Trust Bancorp, Inc.	62,787	2,189,383
FCB Financial Holdings, Inc., Class A(a)	95,339	3,031,780
First Citizens BancShares Inc., Class A	12,408	3,263,800
First Financial Corp.	54,069	1,933,507
First NBC Bank Holding Co.(a)	50,823	1,829,628
First Niagara Financial Group, Inc.	394,200	3,721,248
First of Long Island Corp. (The)	27,130	752,044
FirstMerit Corp.	114,160	2,377,953
Heritage Financial Corp.	36,796	657,545
Hudson Valley Holding Corp.	70,659	1,993,290
Investors Bancorp, Inc.	264,454	3,252,784
Merchants Bancshares, Inc.	66,199	2,189,201
National Bank Holdings Corp., Class A	124,050	2,583,962
Northrim BanCorp, Inc.	95,070	2,436,644
Sterling Bancorp	70,283	1,033,160
Synovus Financial Corp.	96,750	2,981,835
Towne Bank	108,256	1,763,490
Union Bankshares Corp.	71,550	1,662,822

Common Stocks (continued)

Issuer	Shares	Value ($)
Wintrust Financial Corp.	63,197	3,373,456
Total		65,435,279
Capital Markets 0.4%
INTL FCStone, Inc.(a)	47,745	1,587,044
Consumer Finance 0.9%
Cash America International, Inc.	59,663	1,562,574
Enova International, Inc.(a)	88,000	1,643,840
Total		3,206,414
Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)	80,032	1,178,071
Insurance 7.5%
Argo Group International Holdings Ltd.	48,926	2,725,178
Baldwin & Lyons, Inc., Class B	69,028	1,589,025
EMC Insurance Group, Inc.	71,402	1,790,036
Employers Holdings, Inc.	61,905	1,410,196
FBL Financial Group, Inc., Class A	37,359	2,156,361
Hanover Insurance Group, Inc. (The)	34,245	2,535,157
Heritage Insurance Holdings, Inc.(a)	65,140	1,497,569
Horace Mann Educators Corp.	62,530	2,274,841
National Western Life Insurance Co., Class A	8,696	2,082,605
Navigators Group, Inc. (The)(a)	28,520	2,212,011
Safety Insurance Group, Inc.	29,914	1,726,337
Symetra Financial Corp.	140,360	3,392,501
United Fire Group, Inc.	72,030	2,359,703
Total		27,751,520
Real Estate Investment Trusts (REITs) 7.9%
Altisource Residential Corp.	218,271	3,677,866
Brandywine Realty Trust	134,660	1,788,285
Chesapeake Lodging Trust	120,873	3,684,209
Cousins Properties, Inc.	312,691	3,245,733
EastGroup Properties, Inc.	45,819	2,576,402
Getty Realty Corp.	113,188	1,851,756
LaSalle Hotel Properties	44,270	1,569,814
National Health Investors, Inc.	16,657	1,037,731
Potlatch Corp.	50,247	1,774,724
Rexford Industrial Realty, Inc.	144,958	2,113,488
Sunstone Hotel Investors, Inc.	233,781	3,509,053
Terreno Realty Corp.	111,107	2,188,808
Total		29,017,869

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.4%
Astoria Financial Corp.	184,530	2,544,669
Bank Mutual Corp.	228,578	1,753,193
BankFinancial Corp.	88,208	1,039,090
Brookline Bancorp, Inc.	220,861	2,493,521
HomeStreet, Inc.(a)	93,355	2,130,361
Radian Group, Inc.	178,600	3,350,536
Washington Federal, Inc.	150,295	3,509,388
Westfield Financial, Inc.	167,451	1,224,067
WSFS Financial Corp.	63,595	1,739,323
Total		19,784,148
Total Financials		147,960,345
HEALTH CARE 4.8%
Biotechnology 0.7%
ARIAD Pharmaceuticals, Inc.(a)	128,370	1,061,620
Dynavax Technologies Corp.(a)	59,704	1,398,566
Total		2,460,186
Health Care Equipment & Supplies 0.5%
Masimo Corp.(a)	44,384	1,719,436
Health Care Providers & Services 2.2%
Chemed Corp.	17,613	2,309,064
Ensign Group, Inc. (The)	28,102	1,434,888
Molina Healthcare, Inc.(a)	21,250	1,493,875
Owens & Minor, Inc.	87,720	2,982,480
Total		8,220,307
Health Care Technology 0.4%
Quality Systems, Inc.	94,150	1,560,066
Pharmaceuticals 1.0%
Flex Pharma, Inc.(a)	55,343	951,900
Impax Laboratories, Inc.(a)	29,730	1,365,202
Supernus Pharmaceuticals, Inc.(a)	79,172	1,344,340
Total		3,661,442
Total Health Care		17,621,437
INDUSTRIALS 10.6%
Aerospace & Defense 0.3%
KEYW Holding Corp. (The)(a)	122,860	1,145,055
Building Products 1.3%
Simpson Manufacturing Co., Inc.	69,430	2,360,620

Common Stocks (continued)

Issuer	Shares	Value ($)
Universal Forest Products, Inc.	45,390	2,361,642
Total		4,722,262
Commercial Services & Supplies 0.8%
Unifirst Corp.	28,643	3,203,719
Electrical Equipment 1.1%
EnerSys	28,268	1,986,958
General Cable Corp.	99,518	1,963,490
Total		3,950,448
Machinery 5.6%
Albany International Corp., Class A	48,955	1,948,409
Altra Industrial Motion Corp.	64,637	1,756,834
Dynamic Materials Corp.	137,928	1,517,208
EnPro Industries, Inc.	24,106	1,379,345
FreightCar America, Inc.	39,097	816,345
Gorman-Rupp Co.	39,326	1,104,274
Hardinge, Inc.	56,340	554,949
Kadant, Inc.	25,146	1,186,891
LB Foster Co., Class A	52,124	1,804,012
Lydall, Inc.(a)	41,368	1,222,838
Mueller Industries, Inc.	85,378	2,964,324
Standex International Corp.	27,690	2,213,262
Twin Disc, Inc.	31,005	577,933
Wabash National Corp.(a)	126,690	1,588,693
Total		20,635,317
Professional Services 0.5%
TrueBlue, Inc.(a)	66,580	1,990,742
Road & Rail 0.7%
Werner Enterprises, Inc.	94,128	2,470,860
Trading Companies & Distributors 0.3%
Houston Wire & Cable Co.	104,166	1,033,327
Total Industrials		39,151,730
INFORMATION TECHNOLOGY 12.1%
Communications Equipment 2.2%
Alliance Fiber Optic Products, Inc.	80,874	1,500,212
Comtech Telecommunications Corp.	52,315	1,519,751
Digi International, Inc.(a)	104,280	995,874
Plantronics, Inc.	40,880	2,301,953
Polycom, Inc.(a)	166,430	1,903,959
Total		8,221,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 2.4%
AVX Corp.	102,832	1,384,119
GSI Group, Inc.(a)	84,445	1,269,208
Knowles Corp.(a)	129,686	2,347,317
MTS Systems Corp.	21,409	1,476,150
OSI Systems, Inc.(a)	31,310	2,216,435
Total		8,693,229
Internet Software & Services 1.3%
j2 Global, Inc.	43,876	2,980,936
RetailMeNot, Inc.(a)	90,180	1,607,909
Total		4,588,845
IT Services 1.8%
Higher One Holdings, Inc.(a)	288,830	863,602
Lionbridge Technologies, Inc.(a)	235,830	1,455,071
Mantech International Corp., Class A	81,020	2,349,580
TeleTech Holdings, Inc.	77,880	2,108,990
Total		6,777,243
Semiconductors & Semiconductor Equipment 1.8%
Entegris, Inc.(a)	174,280	2,539,260
IXYS Corp.	144,531	2,211,324
M/A-COM Technology Solutions Holdings, Inc.(a)	48,091	1,839,481
Total		6,590,065
Software 2.2%
ePlus, Inc.(a)	18,901	1,448,762
Mentor Graphics Corp.	154,410	4,081,056
Netscout Systems, Inc.(a)	39,165	1,436,181
Silver Spring Networks, Inc.(a)	104,710	1,299,451
Total		8,265,450
Technology Hardware, Storage & Peripherals 0.4%
Stratasys Ltd.(a)	42,110	1,470,902
Total Information Technology		44,607,483
MATERIALS 4.6%
Chemicals 2.7%
Flotek Industries, Inc.(a)	111,799	1,400,841
Intrepid Potash, Inc.(a)	141,101	1,684,746
LSB Industries, Inc.(a)	34,268	1,399,505
Olin Corp.	72,827	1,962,688
OM Group, Inc.	48,713	1,636,757

Common Stocks (continued)

Issuer	Shares	Value ($)
Tronox Ltd., Class A	129,143	1,889,362
Total		9,973,899
Containers & Packaging 0.3%
Greif, Inc., Class A	30,479	1,092,672
Metals & Mining 1.6%
Commercial Metals Co.	148,330	2,385,147
Olympic Steel, Inc.	66,234	1,155,121
Stillwater Mining Co.(a)	129,970	1,506,352
Universal Stainless & Alloy Products, Inc.(a)	39,120	768,708
Total		5,815,328
Total Materials		16,881,899
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd.(a)	105,391	783,055
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	59,669	2,042,470
Total Telecommunication Services		2,825,525
UTILITIES 3.4%
Electric Utilities 2.1%
IDACORP, Inc.	69,120	3,880,397
MGE Energy, Inc.	28,650	1,109,614
Portland General Electric Co.	82,085	2,721,939
Total		7,711,950
Gas Utilities 1.0%
Southwest Gas Corp.	68,621	3,651,323
Multi-Utilities 0.3%
Vectren Corp.	28,335	1,090,331
Total Utilities		12,453,604
Total Common Stocks (Cost: $328,736,135)		362,839,239

Exchange-Traded Funds 0.3%

	Shares	Value
iShares Russell 2000 Value ETF	11,690	1,191,913
Total Exchange-Traded Funds (Cost: $1,132,550)		1,191,913

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Money Market Funds 1.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	5,323,142	5,323,142
Total Money Market Funds (Cost: $5,323,142)		5,323,142
Total Investments (Cost: $335,191,827)		369,354,294
Other Assets & Liabilities, Net		(772,225)
Net Assets		368,582,069

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,307,503	55,655,152	(58,639,513)	5,323,142	5,247	5,323,142

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	42,677,974	—	—	42,677,974
Consumer Staples	10,769,255	—	—	10,769,255
Energy	27,889,987	—	—	27,889,987
Financials	147,960,345	—	—	147,960,345
Health Care	17,621,437	—	—	17,621,437
Industrials	39,151,730	—	—	39,151,730
Information Technology	44,607,483	—	—	44,607,483
Materials	16,881,899	—	—	16,881,899
Telecommunication Services	2,825,525	—	—	2,825,525
Utilities	12,453,604	—	—	12,453,604
Total Common Stocks	362,839,239	—	—	362,839,239
Exchange-Traded Funds	1,191,913	—	—	1,191,913
Money Market Funds	5,323,142	—	—	5,323,142
Total Investments	369,354,294	—	—	369,354,294

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets

Investments, at value
Unaffiliated issuers (identified cost $329,868,685)	$364,031,152
Affiliated issuers (identified cost $5,323,142)	5,323,142
Total investments (identified cost $335,191,827)	369,354,294
Receivable for:
Investments sold	5,753,913
Capital shares sold	63,491
Dividends	470,949
Foreign tax reclaims	107
Expense reimbursement due from Investment Manager	18,556
Trustees' deferred compensation plan	47,879
Total assets	375,709,189
Liabilities
Payable for:
Investments purchased	6,433,391
Capital shares purchased	176,593
Investment management fees	258,205
Distribution and/or service fees	80,131
Transfer agent fees	19,610
Administration fees	26,148
Compensation of board members	2,664
Chief compliance officer expenses	48
Other expenses	82,451
Trustees' deferred compensation plan	47,879
Total liabilities	7,127,120
Net assets applicable to outstanding capital stock	$368,582,069
Represented by
Paid-in capital	$286,341,003
Undistributed net investment income	3,031,892
Accumulated net realized gain	45,046,725
Unrealized appreciation (depreciation) on:
Investments	34,162,467
Foreign currency translations	(18)
Total — representing net assets applicable to outstanding capital stock	$368,582,069

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Class 1
Net assets	$7,098,969
Shares outstanding	375,324
Net asset value per share	$18.91
Class 2
Net assets	$361,483,100
Shares outstanding	19,224,753
Net asset value per share	$18.80

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,928,040
Dividends — affiliated issuers	5,247
Total income	2,933,287
Expenses:
Investment management fees	1,457,288
Distribution and/or service fees
Class 2	452,185
Transfer agent fees
Class 1	2,156
Class 2	108,522
Administration fees	147,575
Compensation of board members	12,955
Custodian fees	13,553
Printing and postage fees	48,873
Professional fees	16,144
Chief compliance officer expenses	91
Other	3,882
Total expenses	2,263,224
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(95,324)
Total net expenses	2,167,900
Net investment income	765,387
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	22,041,911
Foreign currency translations	(152)
Net realized gain	22,041,759
Net change in unrealized appreciation (depreciation) on:
Investments	(13,292,882)
Foreign currency translations	53
Net change in unrealized depreciation	(13,292,829)
Net realized and unrealized gain	8,748,930
Net increase in net assets resulting from operations	$9,514,317

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$765,387	$2,280,755
Net realized gain	22,041,759	23,351,454
Net change in unrealized depreciation	(13,292,829)	(14,069,827)
Net increase in net assets resulting from operations	9,514,317	11,562,382
Distributions to shareholders
Net investment income
Class 1	—	(45,378)
Class 2	—	(1,724,448)
Net realized gains
Class 1	—	(935,207)
Class 2	—	(45,444,408)
Total distributions to shareholders	—	(48,149,441)
Increase (decrease) in net assets from capital stock activity	(16,969,685)	24,581,988
Total decrease in net assets	(7,455,368)	(12,005,071)
Net assets at beginning of period	376,037,437	388,042,508
Net assets at end of period	$368,582,069	$376,037,437
Undistributed net investment income	$3,031,892	$2,266,505

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	16,160	294,807	46,889	912,354
Distributions reinvested	—	—	54,236	980,585
Redemptions	(35,562)	(664,389)	(101,523)	(1,972,268)
Net decrease	(19,402)	(369,582)	(398)	(79,329)
Class 2 shares
Subscriptions	390,901	7,233,290	1,378,827	26,269,106
Distributions reinvested	—	—	2,619,037	47,168,855
Redemptions	(1,282,637)	(23,833,393)	(2,514,241)	(48,776,644)
Net increase (decrease)	(891,736)	(16,600,103)	1,483,623	24,661,317
Total net increase (decrease)	(911,138)	(16,969,685)	1,483,225	24,581,988

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012	2011		2010
Per share data
Net asset value, beginning of period	$18.42		$20.46	$15.41		$14.59	$17.53		$14.01
Income from investment operations:
Net investment income	0.06		0.16	0.11		0.16	0.12		0.13
Net realized and unrealized gain (loss)	0.43		0.46	5.14		1.44	(1.04)		3.58
Total from investment operations	0.49		0.62	5.25		1.60	(0.92)		3.71
Less distributions to shareholders:
Net investment income	—		(0.12)	(0.20)		(0.07)	(0.17)		(0.19)
Net realized gains	—		(2.54)	—		(0.71)	(1.85)		—
Total distributions to shareholders	—		(2.66)	(0.20)		(0.78)	(2.02)		(0.19)
Net asset value, end of period	$18.91		$18.42	$20.46		$15.41	$14.59		$17.53
Total return	2.66%		3.28%	34.22%		11.40%	(5.96%)		26.75%
Ratios to average net assets(a)
Total gross expenses	0.98	%(b)	0.98%	0.98	%(c)	1.00%	0.98	%(c)	0.93	%(c)
Total net expenses(d)	0.93	%(b)	0.88%	0.88	%(c)	0.88%	0.90	%(c)	0.93	%(c)(e)(f)
Net investment income	0.66	%(b)	0.81%	0.63%		1.06%	0.76%		0.85%
Supplemental data
Net assets, end of period (in thousands)	$7,099		$7,270	$8,084		$20,532	$25,058		$29,529
Portfolio turnover	33%		51%	58%		49%	32%		39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012	2011		2010
Per share data
Net asset value, beginning of period	$18.33		$20.39	$15.36		$14.54	$17.49		$13.98
Income from investment operations:
Net investment income	0.04		0.12	0.09		0.14	0.10		0.09
Net realized and unrealized gain (loss)	0.43		0.46	5.12		1.43	(1.04)		3.58
Total from investment operations	0.47		0.58	5.21		1.57	(0.94)		3.67
Less distributions to shareholders:
Net investment income	—		(0.10)	(0.18)		(0.04)	(0.16)		(0.16)
Net realized gains	—		(2.54)	—		(0.71)	(1.85)		—
Total distributions to shareholders	—		(2.64)	(0.18)		(0.75)	(2.01)		(0.16)
Net asset value, end of period	$18.80		$18.33	$20.39		$15.36	$14.54		$17.49
Total return	2.56%		3.05%	34.04%		11.25%	(6.13%)		26.46%
Ratios to average net assets(a)
Total gross expenses	1.23	%(b)	1.23%	1.23	%(c)	1.25%	1.23	%(c)	1.18	%(c)
Total net expenses(d)	1.18	%(b)	1.10%	1.03	%(c)	1.03%	1.05	%(c)	1.10	%(c)(e)(f)
Net investment income	0.41	%(b)	0.60%	0.51%		0.93%	0.61%		0.61%
Supplemental data
Net assets, end of period (in thousands)	$361,483		$368,768	$379,959		$298,663	$266,172		$293,600
Portfolio turnover	33%		51%	58%		49%	32%		39%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.93%	0.93%
Class 2	1.18	1.18

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $335,192,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,733,000
Unrealized depreciation	(20,571,000)
Net unrealized appreciation	$34,162,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $117,774,531 and $129,367,565, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 7. Shareholder Concentration

At June 30, 2015, three unaffiliated shareholders of record owned 94.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Small Cap Value Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015
25

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the sixty-sixth, ninety-sixth and seventy-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
28

COLUMBIA VARIABLE PORTFOLIO — SMALL CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia Variable Portfolio — Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1505 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

VARIABLE PORTFOLIO — MULTI-MANAGER
INTEREST RATE ADAPTIVE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	13
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	18
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (the Fund) Class 2 shares returned 0.71% for the six-month period that ended June 30, 2015.

■  During the same time period, the Fund underperformed its Blended Index, which returned 0.99%, and outperformed the Citi Three-Month U.S. Treasury Bill Index, which returned 0.01%.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	06/24/14	0.71	0.14	0.24
Blended Index		0.99	0.68	0.82
Citi Three-Month U.S. Treasury Bill Index		0.01	0.02	0.02

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, a weighted custom composite established by the Investment Manager, consists of 35% Barclays U.S. Aggregate Bond Index, 25% Barclays U.S. Corporate High-Yield Index, 20% Barclays U.S. 1-5 Year Credit Index, 10% JPMorgan Emerging Markets Bond Index (EMBI) — Global and 10% Citi Three-Month U.S. Treasury Bill Index. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The Barclays U.S. 1-5 Year Credit Index is an unmanaged index of dollar-denominated, nonconvertible U.S. corporate fixed income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed-income securities with a remaining maturity from one to five years are included. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	3.1
Equity Funds	3.0
Fixed-Income Funds	93.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Kent Bergene

Dan Boncarosky, CFA

Semiannual Report 2015
3

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,007.10	1,022.86	1.94	1.96	0.39	5.18	5.22	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 3.0%

	Shares	Value ($)
U.S. LARGE CAP 3.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	4,764	79,512
Total Equity Funds (Cost: $80,820)		79,512

Fixed-Income Funds 94.7%

EMERGING MARKETS 11.4%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(a)	33,749	304,756
HIGH YIELD 27.4%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1(a)	102,269	731,223
INVESTMENT GRADE 55.9%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	34,869	350,786
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	57,653	555,199
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	3,937	41,061

Fixed-Income Funds (continued)

	Shares	Value ($)
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	22,810	244,754
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	28,760	298,237
Total		1,490,037
Total Fixed-Income Funds (Cost: $2,573,435)		2,526,016

Alternative Investment Funds 3.2%

Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1(a)(b)	4,059	39,694
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1(a)	5,020	45,177
Total Alternative Investment Funds (Cost: $88,121)		84,871
Total Investments (Cost: $2,742,376)		2,690,399
Other Assets & Liabilities, Net		(24,667)
Net Assets		2,665,732

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	81,288	(472)	4	80,820	—	—	79,512
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	88,262	321,829	(51,316)	(232)	358,543	1,012	4,876	350,786
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	21,458	24,775	(46,894)	661	—	—	—	—
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	119,731	209,935	(16,395)	(1,511)	311,760	—	2,526	304,756
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	308,472	457,919	(38,694)	(2,070)	725,627	—	—	731,223
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	257,853	458,473	(130,825)	(1,336)	584,165	—	28,176	555,199
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	5,370	35,568	(1,027)	(7)	39,904	—	—	39,694

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	16,620	27,387	(2,008)	(1)	41,998	88	1,140	41,061
Variable Portfolio — American Century Diversified Bond Fund, Class 1	88,104	175,532	(11,711)	(115)	251,810	1,012	5,164	244,754
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	35,106	57,856	(44,987)	242	48,217	—	6,457	45,177
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	27,816	3,054	(30,876)	6	—	—	—	—
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	148,105	230,004	(78,252)	(325)	299,532	126	2,333	298,237
Total	1,116,897	2,083,620	(453,457)	(4,684)	2,742,376	2,238	50,672	2,690,399

(b)  Non-income producing investment.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	79,512	—	—	79,512
Fixed-Income Funds	2,526,016	—	—	2,526,016
Alternative Investment Funds	84,871	—	—	84,871
Total Investments	2,690,399	—	—	2,690,399

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Affiliated issuers (identified cost $2,742,376)	$2,690,399
Receivable for:
Investments sold	2,416
Expense reimbursement due from Investment Manager	167
Trustees' deferred compensation plan	2,668
Total assets	2,695,650
Liabilities
Payable for:
Capital shares purchased	2,416
Distribution and/or service fees	17
Administration fees	1
Compensation of board members	1,939
Custodian fees	6,496
Printing and postage fees	6,128
Accounting fees	9,920
Other expenses	333
Trustees' deferred compensation plan	2,668
Total liabilities	29,918
Net assets applicable to outstanding capital stock	$2,665,732
Represented by
Trust capital	$2,665,732
Total — representing net assets applicable to outstanding capital stock	$2,665,732
Class 2
Net assets	$2,665,732
Shares outstanding	273,337
Net asset value per share	$9.75

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$374
Dividends — affiliated issuers	50,672
Total income	51,046
Expenses:
Investment management fees	23
Distribution and/or service fees
Class 2	1,956
Transfer agent fees
Class 2	2
Administration fees	157
Compensation of board members	8,698
Custodian fees	10,114
Printing and postage fees	5,506
Professional fees	8,505
Other	1,475
Total expenses	36,436
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(33,392)
Total net expenses	3,044
Net investment income	48,002
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,577)
Investments — affiliated issuers	(4,684)
Capital gain distributions from underlying affiliated funds	2,238
Net realized loss	(4,023)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(46,350)
Net change in unrealized depreciation	(46,350)
Net realized and unrealized loss	(50,373)
Net decrease in net assets from operations	$(2,371)

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)
Operations
Net investment income	$48,002	$5,231
Net realized loss	(4,023)	(1,515)
Net change in unrealized depreciation	(46,350)	(5,627)
Net decrease in net assets resulting from operations	(2,371)	(1,911)
Distributions to shareholders
Net investment income
Class 2	(49,765)	(5,231)
Total distributions to shareholders	(49,765)	(5,231)
Increase in net assets from capital stock activity	1,631,826	1,053,184
Total increase in net assets	1,579,690	1,046,042
Net assets at beginning of period	1,086,042	40,000
Net assets at end of period	$2,665,732	$1,086,042

(a) Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	169,793	1,696,719	107,023	1,064,167
Distributions reinvested	5,099	49,765	530	5,231
Redemptions	(11,469)	(114,658)	(1,639)	(16,214)
Net increase	163,423	1,631,826	105,914	1,053,184
Total net increase	163,423	1,631,826	105,914	1,053,184

(a) Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class 2	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
Per share data
Net asset value, beginning of period	$9.88		$10.00
Income from investment operations:
Net investment income	0.30		0.09
Net realized and unrealized loss	(0.23)		(0.14)
Total from investment operations	0.07		(0.05)
Less distributions to shareholders:
Net investment income	(0.20)		(0.07)
Total distributions to shareholders	(0.20)		(0.07)
Net asset value, end of period	$9.75		$9.88
Total return	0.71%		(0.46%)
Ratios to average net assets(b)
Total gross expenses	4.66	%(c)	11.30	%(c)
Total net expenses(d)	0.39	%(c)	0.33	%(c)
Net investment income	6.14	%(c)	1.74	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2,666		$1,086
Portfolio turnover	29%		28%

Notes to Financial Highlights

(a)  Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Distributions from net investment income, if any, are made quarterly. Capital gains distributions, when available, will be made annually. All distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was less than 0.01% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Subadvisory Agreement

The Board of Trustees (the Board) has approved a Subadvisory Agreement with the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial. For the six months ended June 30, 2015, Threadneedle did not provide services to the Fund pursuant to the subadvisory agreement.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than Underlying Funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.02% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services.

For the six months ended June 30, 2015, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 was less than 0.01%.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2016, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rate of 1.04% of Class 2 average daily net assets.

Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest and extraordinary expenses. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangeements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,113,630 and $481,890, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and the Subadvisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the sixty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons since inception.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the Subadvisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The

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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.
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VARIABLE PORTFOLIO — MULTI-MANAGER INTEREST RATE ADAPTIVE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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25

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6672 C (08/15)

SEMIANNUAL REPORT

June 30, 2015

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	13
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	18
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Multi-Manager Diversified Income Fund (the Fund) Class 2 shares returned 1.25% for the six-month period that ended June 30, 2015.

■  During the same time period, the Fund slightly underperformed its Blended Index, which returned 1.31%, and outperformed the Barclays U.S. Aggregate Bond Index, which returned -0.10%.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	06/24/14	1.25	0.58	0.67
Blended Index		1.31	1.14	1.32
Barclays U.S. Aggregate Bond Index		-0.10	1.86	2.19

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, a weighted custom composite established by the Investment Manager, consists of 40% Barclays U.S. Aggregate Bond Index, 35% Barclays U.S. Corporate High-Yield Index, 15% JPMorgan Emerging Markets Bond Index (EMBI) — Global and 10% Russell 1000 Index. The Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The index is composed of U.S. dollar-denominated corporate debt in industrial, utility and finance sectors with a minimum $150 million par amount outstanding and a maturity greater than one year. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Equity Funds	12.1
Exchange-Traded Funds	2.1
Fixed-Income Funds	85.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Kent Bergene

Dan Boncarosky, CFA

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,012.50	1,023.31	1.50	1.51	0.30	4.84	4.87	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 12.2%

	Shares	Value ($)
U.S. LARGE CAP 12.2%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	5,539	92,442
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	3,372	123,009
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	3,818	59,256
Total		274,707
Total Equity Funds (Cost: $274,851)		274,707

Fixed-Income Funds 86.8%

EMERGING MARKETS 17.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1(b)	42,698	385,558
HIGH YIELD 41.1%
Columbia Variable Portfolio — High Yield Bond Fund, Class 1(b)	120,109	858,779
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(b)	7,539	63,106
Total		921,885

Fixed-Income Funds (continued)

	Shares	Value ($)
INVESTMENT GRADE 28.5%
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(b)	34,417	346,236
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(b)	5,671	59,152
Variable Portfolio — American Century Diversified Bond Fund, Class 1(b)	9,127	97,932
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(b)	13,198	136,860
Total		640,180
Total Fixed-Income Funds (Cost: $1,965,433)		1,947,623

Exchange-Traded Funds 2.1%

iShares iBoxx $ Investment Grade Corporate Bond ETF	413	47,792
Total Exchange-Traded Funds (Cost: $49,856)		47,792
Total Investments (Cost: $2,290,140)		2,270,122
Other Assets & Liabilities, Net		(25,002)
Net Assets		2,245,120

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	94,282	(861)	2	93,423	—	—	92,442
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	33,320	48,650	(83,302)	1,332	—	—	—	—
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	137,367	272,585	(15,126)	(1,454)	393,372	—	4,246	385,558
Columbia Variable Portfolio — High Yield Bond Fund, Class 1	317,322	558,460	(23,367)	(1,342)	851,073	—	—	858,779
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	21,284	50,057	(3,010)	(118)	68,213	502	5,235	63,106
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	115,773	248,298	(10,582)	(96)	353,393	1,028	4,954	346,236

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	18,652	110,060	(5,772)	(60)	122,880	—	—	123,009
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	30,386	45,089	(15,343)	60	60,192	131	1,691	59,152
Variable Portfolio — American Century Diversified Bond Fund, Class 1	16,974	86,959	(2,403)	(32)	101,498	417	2,127	97,932
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	21,317	8,124	(29,436)	(5)	—	—	—	—
Variable Portfolio — NFJ Dividend Value Fund, Class 1	20,739	24,704	(46,035)	592	—	—	—	—
Variable Portfolio — Sit Dividend Growth Fund, Class 1	20,343	41,120	(2,884)	(31)	58,548	—	—	59,256
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	72,965	115,279	(50,824)	272	137,692	59	1,101	136,860
Total	826,442	1,703,667	(288,945)	(880)	2,240,284	2,137	19,354	2,222,330

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	274,707	—	—	274,707
Fixed-Income Funds	1,947,623	—	—	1,947,623
Exchange-Traded Funds	47,792	—	—	47,792
Total Investments	2,270,122	—	—	2,270,122

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $49,856)	$47,792
Affiliated issuers (identified cost $2,240,284)	2,222,330
Total investments (identified cost $2,290,140)	2,270,122
Receivable for:
Investments sold	2,244
Expense reimbursement due from Investment Manager	164
Trustees' deferred compensation plan	2,668
Total assets	2,275,198
Liabilities
Payable for:
Capital shares purchased	2,244
Investment management fees	1
Distribution and/or service fees	15
Administration fees	1
Compensation of board members	1,939
Custodian fees	6,738
Printing and postage fees	6,217
Accounting fees	9,920
Other expenses	335
Trustees' deferred compensation plan	2,668
Total liabilities	30,078
Net assets applicable to outstanding capital stock	$2,245,120
Represented by
Trust capital	$2,245,120
Total — representing net assets applicable to outstanding capital stock	$2,245,120
Class 2
Net assets	$2,245,120
Shares outstanding	226,188
Net asset value per share	$9.93

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$682
Dividends — affiliated issuers	19,354
Total income	20,036
Expenses:
Investment management fees	85
Distribution and/or service fees
Class 2	1,950
Transfer agent fees
Class 2	8
Administration fees	161
Compensation of board members	8,697
Custodian fees	10,700
Printing and postage fees	5,577
Professional fees	8,510
Other	1,714
Total expenses	37,402
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(35,040)
Total net expenses	2,362
Net investment income	17,674
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(880)
Capital gain distributions from underlying affiliated funds	2,137
Net realized gain	1,257
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,252)
Investments — affiliated issuers	(11,340)
Net change in unrealized depreciation	(13,592)
Net realized and unrealized loss	(12,335)
Net increase in net assets resulting from operations	$5,339

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014(a)
Operations
Net investment income	$17,674	$5,319
Net realized gain (loss)	1,257	(2,552)
Net change in unrealized depreciation	(13,592)	(6,426)
Net increase (decrease) in net assets resulting from operations	5,339	(3,659)
Distributions to shareholders
Net investment income
Class 2	(8,389)	(3,407)
Total distributions to shareholders	(8,389)	(3,407)
Increase in net assets from capital stock activity	1,425,365	789,871
Total increase in net assets	1,422,315	782,805
Net assets at beginning of period	822,805	40,000
Net assets at end of period	$2,245,120	$822,805

(a) Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	147,903	1,477,854	80,516	799,347
Distributions reinvested	842	8,389	347	3,407
Redemptions	(6,110)	(60,878)	(1,310)	(12,883)
Net increase	142,635	1,425,365	79,553	789,871
Total net increase	142,635	1,425,365	79,553	789,871

(a) Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class 2	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014(a)
Per share data
Net asset value, beginning of period	$9.85		$10.00
Income from investment operations:
Net investment income	0.11		0.14
Net realized and unrealized gain (loss)	0.01	(b)	(0.20)
Total from investment operations	0.12		(0.06)
Less distributions to shareholders:
Net investment income	(0.04)		(0.09)
Total distributions to shareholders	(0.04)		(0.09)
Net asset value, end of period	$9.93		$9.85
Total return	1.25%		(0.56%)
Ratios to average net assets(c)
Total gross expenses	4.80	%(d)	18.20	%(d)
Total net expenses(e)	0.30	%(d)	0.26	%(d)
Net investment income	2.27	%(d)	2.84	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,245		$823
Portfolio turnover	18%		28%

Notes to Financial Highlights

(a)  Based on operations from June 24, 2014 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Variable Portfolio — Multi-Manager Diversified Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts issued by affiliated life insurance companies. You may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are recorded on the ex-dividend date.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Distributions from net investment income, if any, are made quarterly. Capital gains distributions, when available, will be made annually. All distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.01% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Subadvisory Agreement

The Board has approved a Subadvisory Agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial. For the six months ended June 30, 2015, Threadneedle did not provide services to the Fund pursuant to the subadvisory agreement.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than Underlying Funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.02% of the Fund's average daily net assets.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services.

For the six months ended June 30, 2015, the Fund's annualized effective transfer agency fee rate as a

Semiannual Report 2015
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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

percentage of average daily net assets of Class 2 was less than 0.01%.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap May 1, 2015 Through April 30, 2016	Contractual Expense Cap Prior to May 1, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 2	0.97%	1.04%	0.97%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,725,649 and $288,944, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Variable Portfolio — Multi-Manager Diversified Income Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

Semiannual Report 2015
18

VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and the Subadvisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the seventy-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons since inception.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the Subadvisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

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VARIABLE PORTFOLIO — MULTI-MANAGER DIVERSIFIED INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
25

Variable Portfolio — Multi-Manager Diversified Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6675 C (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — SMALL
COMPANY GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	22
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Small Company Growth Fund (the Fund) Class 2 shares returned 12.84% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 2000 Growth Index, which returned 8.74% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	12.97	14.66	15.94	7.58
Class 2	06/01/00	12.84	14.37	15.63	7.34
Russell 2000 Growth Index		8.74	12.34	19.33	9.86

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Align Technology, Inc.	2.2
Eros International PLC	1.9
PTC, Inc.	1.9
Sovran Self Storage, Inc.	1.7
Team Health Holdings, Inc.	1.7
Akorn, Inc.	1.7
Euronet Worldwide, Inc.	1.6
Webster Financial Corp.	1.5
Skechers U.S.A., Inc., Class A	1.4
CEB, Inc.	1.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	95.6
Money Market Funds	4.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	18.7
Consumer Staples	2.8
Energy	2.0
Financials	7.4
Health Care	25.7
Industrials	11.6
Information Technology	26.0
Materials	4.8
Telecommunication Services	1.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Wayne Collette, CFA

Lawrence Lin, CFA

Rahul Narang

Daniel Cole, CFA

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,129.70	1,020.03	5.07	4.81	0.96
Class 2	1,000.00	1,000.00	1,128.40	1,018.79	6.39	6.06	1.21

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 18.4%
Diversified Consumer Services 2.0%
Capella Education Co.	4,108	220,476
Grand Canyon Education, Inc.(a)	6,906	292,814
LifeLock, Inc.(a)	6,734	110,438
Total		623,728
Hotels, Restaurants & Leisure 8.2%
Chuy's Holdings, Inc.(a)	8,614	230,769
Domino's Pizza, Inc.	2,958	335,437
Fiesta Restaurant Group, Inc.(a)	4,819	240,950
Jack in the Box, Inc.	3,328	293,396
Marriott Vacations Worldwide Corp.	1,858	170,472
Papa John's International, Inc.	1,816	137,308
Red Robin Gourmet Burgers, Inc.(a)	3,321	285,008
Six Flags Entertainment Corp.	8,412	377,278
Sonic Corp.	9,641	277,661
Texas Roadhouse, Inc.	4,604	172,328
Wingstop, Inc.(a)	2,440	69,296
Total		2,589,903
Internet & Catalog Retail 0.7%
Liberty TripAdvisor Holdings, Inc., Class A(a)	7,208	232,242
Leisure Products 1.1%
Smith & Wesson Holding Corp.(a)	20,821	345,420
Media 2.8%
Eros International PLC(a)	23,464	589,416
IMAX Corp.(a)	7,360	296,387
Total		885,803
Specialty Retail 2.2%
Asbury Automotive Group, Inc.(a)	1,951	176,800
DSW, Inc., Class A	4,750	158,507
Finish Line, Inc., Class A (The)	6,644	184,836
Lithia Motors, Inc., Class A	1,668	188,751
Total		708,894
Textiles, Apparel & Luxury Goods 1.4%
Skechers U.S.A., Inc., Class A(a)	3,987	437,733
Total Consumer Discretionary		5,823,723
CONSUMER STAPLES 2.7%
Food & Staples Retailing 2.7%
Casey's General Stores, Inc.	1,979	189,469

Common Stocks (continued)

Issuer	Shares	Value ($)
Smart & Final Stores, Inc.(a)	19,316	345,177
Sprouts Farmers Market, Inc.(a)	12,115	326,863
Total		861,509
Total Consumer Staples		861,509
ENERGY 2.0%
Energy Equipment & Services 0.5%
US Silica Holdings, Inc.	5,488	161,128
Oil, Gas & Consumable Fuels 1.5%
Carrizo Oil & Gas, Inc.(a)	4,238	208,679
Matador Resources Co.(a)	10,132	253,300
Total		461,979
Total Energy		623,107
FINANCIALS 7.3%
Banks 2.5%
BankUnited, Inc.	8,950	321,574
Webster Financial Corp.	11,735	464,119
Total		785,693
Consumer Finance 0.5%
PRA Group, Inc.(a)	2,549	158,828
Real Estate Investment Trusts (REITs) 3.1%
CyrusOne, Inc.	4,912	144,658
FelCor Lodging Trust, Inc.	14,690	145,137
Sovran Self Storage, Inc.	6,180	537,104
STORE Capital Corp.	7,808	156,941
Total		983,840
Thrifts & Mortgage Finance 1.2%
Radian Group, Inc.	19,866	372,686
Total Financials		2,301,047
HEALTH CARE 25.2%
Biotechnology 8.5%
AMAG Pharmaceuticals, Inc.(a)	1,592	109,944
Arena Pharmaceuticals, Inc.(a)	13,429	62,311
Arrowhead Research Corp.(a)	13,232	94,609
Bluebird Bio, Inc.(a)	667	112,303
Blueprint Medicines Corp.(a)	4,524	119,841
Celldex Therapeutics, Inc.(a)	4,229	106,655
Clovis Oncology, Inc.(a)	1,654	145,354
Curis, Inc.(a)	28,082	92,951

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Dyax Corp.(a)	6,972	184,758
Heron Therapeutics, Inc.(a)	5,579	173,842
Insmed, Inc.(a)	2,854	69,695
Insys Therapeutics, Inc.(a)	3,435	123,385
Keryx Biopharmaceuticals, Inc.(a)	6,110	60,978
Merrimack Pharmaceuticals, Inc.(a)	6,416	79,334
Neurocrine Biosciences, Inc.(a)	3,044	145,381
Novavax, Inc.(a)	32,675	363,999
PTC Therapeutics, Inc.(a)	659	31,718
Receptos, Inc.(a)	669	127,143
Regulus Therapeutics, Inc.(a)	5,413	59,326
Spark Therapeutics, Inc.(a)	962	57,980
Tekmira Pharmaceuticals Corp.(a)	1,870	22,178
TESARO, Inc.(a)	2,823	165,964
Tokai Pharmaceuticals, Inc.(a)	6,705	89,176
Ultragenyx Pharmaceutical, Inc.(a)	981	100,445
Total		2,699,270
Health Care Equipment & Supplies 4.2%
Align Technology, Inc.(a)	10,768	675,261
Glaukos Corp.(a)	3,689	106,907
ICU Medical, Inc.(a)	2,372	226,906
Insulet Corp.(a)	7,727	239,421
Natus Medical, Inc.(a)	1,914	81,460
Total		1,329,955
Health Care Providers & Services 5.1%
Diplomat Pharmacy, Inc.(a)	5,973	267,292
HealthEquity, Inc.(a)	7,513	240,792
HealthSouth Corp.	6,882	316,985
Molina Healthcare, Inc.(a)	3,605	253,431
Team Health Holdings, Inc.(a)	7,972	520,811
Total		1,599,311
Health Care Technology 1.2%
Medidata Solutions, Inc.(a)	2,980	161,874
Veeva Systems Inc., Class A(a)	8,012	224,576
Total		386,450
Life Sciences Tools & Services 2.0%
ICON PLC(a)	5,863	394,580
INC Research Holdings, Inc. Class A(a)	5,962	239,195
Total		633,775

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 4.2%
Aerie Pharmaceuticals, Inc.(a)	9,696	171,134
Akorn, Inc.(a)	11,872	518,331
Catalent, Inc.(a)	7,960	233,467
Flex Pharma, Inc.(a)	6,755	116,186
Phibro Animal Health Corp., Class A	7,670	298,670
Total		1,337,788
Total Health Care		7,986,549
INDUSTRIALS 11.4%
Aerospace & Defense 1.1%
Teledyne Technologies, Inc.(a)	3,388	357,468
Air Freight & Logistics 0.2%
HUB Group, Inc., Class A(a)	1,551	62,567
Airlines 2.1%
Alaska Air Group, Inc.	3,844	247,669
Allegiant Travel Co.	2,405	427,801
Total		675,470
Commercial Services & Supplies 1.2%
ARC Document Solutions, Inc.(a)	28,458	216,566
MiX Telematics Ltd., ADR(a)	20,657	160,918
Total		377,484
Electrical Equipment 1.5%
EnerSys	3,512	246,858
Generac Holdings, Inc.(a)	5,825	231,544
Total		478,402
Machinery 2.4%
John Bean Technologies Corp.	5,432	204,189
Mueller Water Products, Inc., Class A	34,591	314,778
Watts Water Technologies, Inc., Class A	4,301	223,007
Total		741,974
Professional Services 2.0%
CEB, Inc.	5,014	436,519
TriNet Group, Inc.(a)	7,540	191,139
Total		627,658
Road & Rail 0.9%
Swift Transportation Co.(a)	12,823	290,697
Total Industrials		3,611,720

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 25.4%
Communications Equipment 0.3%
Infinera Corp.(a)	3,740	78,465
Electronic Equipment, Instruments & Components 0.9%
Littelfuse, Inc.	2,973	282,108
Internet Software & Services 4.4%
comScore, Inc.(a)	7,731	411,753
Constant Contact, Inc.(a)	13,603	391,222
Cvent, Inc.(a)	3,974	102,450
GrubHub, Inc.(a)	4,709	160,436
LogMeIn, Inc.(a)	2,787	179,734
Shutterstock, Inc.(a)	2,616	153,402
Total		1,398,997
IT Services 3.5%
CoreLogic, Inc.(a)	9,485	376,460
Euronet Worldwide, Inc.(a)	8,196	505,693
MAXIMUS, Inc.	3,680	241,886
Total		1,124,039
Semiconductors & Semiconductor Equipment 5.1%
Cavium, Inc.(a)	3,092	212,760
Microsemi Corp.(a)	10,899	380,920
Monolithic Power Systems, Inc.	3,090	156,694
Power Integrations, Inc.	4,489	202,813
Qorvo, Inc.(a)	2,984	239,526
Rambus, Inc.(a)	12,695	183,951
Silicon Laboratories, Inc.(a)	4,695	253,577
Total		1,630,241
Software 10.2%
A10 Networks, Inc.(a)	34,458	221,910
Aspen Technology, Inc.(a)	4,061	184,979
Barracuda Networks, Inc.(a)	7,732	306,342
BroadSoft, Inc.(a)	4,867	168,252
CommVault Systems, Inc.(a)	5,011	212,516
Fortinet, Inc.(a)	8,876	366,845
Guidewire Software, Inc.(a)	6,032	319,274
Manhattan Associates, Inc.(a)	4,428	264,130
PTC, Inc.(a)	14,083	577,685
QLIK Technologies, Inc.(a)	12,190	426,162
Tyler Technologies, Inc.(a)	1,547	200,151
Total		3,248,246

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.0%
Electronics for Imaging, Inc.(a)	7,101	308,964
Total Information Technology		8,071,060
MATERIALS 4.7%
Chemicals 1.2%
Innospec, Inc.	4,386	197,545
PolyOne Corp.	4,928	193,030
Total		390,575
Construction Materials 1.9%
Eagle Materials, Inc.	2,686	205,023
Headwaters, Inc.(a)	13,969	254,515
US Concrete, Inc.(a)	4,244	160,805
Total		620,343
Metals & Mining 0.4%
Stillwater Mining Co.(a)	10,795	125,114
Paper & Forest Products 1.2%
Clearwater Paper Corp.(a)	6,464	370,387
Total Materials		1,506,419
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
Cogent Communications Holdings, Inc.	8,833	298,909
Total Telecommunication Services		298,909
Total Common Stocks (Cost: $27,391,490)		31,084,043

Money Market Funds 4.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	1,439,440	1,439,440
Total Money Market Funds (Cost: $1,439,440)		1,439,440
Total Investments (Cost: $28,830,930)		32,523,483
Other Assets & Liabilities, Net		(782,656)
Net Assets		31,740,827

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	873,865	10,860,173	(10,294,598)	1,439,440	618	1,439,440

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,823,723	—	—	5,823,723
Consumer Staples	861,509	—	—	861,509
Energy	623,107	—	—	623,107
Financials	2,301,047	—	—	2,301,047
Health Care	7,986,549	—	—	7,986,549
Industrials	3,611,720	—	—	3,611,720
Information Technology	8,071,060	—	—	8,071,060
Materials	1,506,419	—	—	1,506,419
Telecommunication Services	298,909	—	—	298,909
Total Common Stocks	31,084,043	—	—	31,084,043
Money Market Funds	1,439,440	—	—	1,439,440
Total Investments	32,523,483	—	—	32,523,483

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $27,391,490)	$31,084,043
Affiliated issuers (identified cost $1,439,440)	1,439,440
Total investments (identified cost $28,830,930)	32,523,483
Receivable for:
Investments sold	333,780
Dividends	10,248
Expense reimbursement due from Investment Manager	6,342
Trustees' deferred compensation plan	28,354
Total assets	32,902,207
Liabilities
Payable for:
Investments purchased	986,026
Capital shares purchased	70,021
Investment management fees	22,137
Distribution and/or service fees	95
Transfer agent fees	1,681
Administration fees	2,242
Compensation of board members	26,445
Chief compliance officer expenses	3
Other expenses	24,376
Trustees' deferred compensation plan	28,354
Total liabilities	1,161,380
Net assets applicable to outstanding capital stock	$31,740,827
Represented by
Paid-in capital	$22,418,113
Excess of distributions over net investment income	(121,512)
Accumulated net realized gain	5,751,673
Unrealized appreciation (depreciation) on:
Investments	3,692,553
Total — representing net assets applicable to outstanding capital stock	$31,740,827
Class 1
Net assets	$31,304,946
Shares outstanding	1,626,141
Net asset value per share	$19.25
Class 2
Net assets	$435,881
Shares outstanding	23,283
Net asset value per share	$18.72

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$78,879
Dividends — affiliated issuers	618
Total income	79,497
Expenses:
Investment management fees	123,390
Distribution and/or service fees
Class 2	534
Transfer agent fees
Class 1	9,243
Class 2	128
Administration fees	12,495
Compensation of board members	10,160
Custodian fees	8,725
Printing and postage fees	9,182
Professional fees	10,371
Chief compliance officer expenses	7
Other	869
Total expenses	185,104
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(34,594)
Total net expenses	150,510
Net investment loss	(71,013)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,474,314
Foreign currency translations	(53)
Net realized gain	4,474,261
Net change in unrealized appreciation (depreciation) on:
Investments	(572,124)
Net change in unrealized depreciation	(572,124)
Net realized and unrealized gain	3,902,137
Net increase in net assets resulting from operations	$3,831,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment loss	$(71,013)	$(166,552)
Net realized gain	4,474,261	1,341,957
Net change in unrealized depreciation	(572,124)	(3,138,409)
Net increase (decrease) in net assets resulting from operations	3,831,124	(1,963,004)
Distributions to shareholders
Net realized gains
Class 1	—	(569,539)
Class 2	—	(7,891)
Total distributions to shareholders	—	(577,430)
Decrease in net assets from capital stock activity	(3,015,688)	(5,076,714)
Total increase (decrease) in net assets	815,436	(7,617,148)
Net assets at beginning of period	30,925,391	38,542,539
Net assets at end of period	$31,740,827	$30,925,391
Excess of distributions over net investment income	$(121,512)	$(50,499)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class 1 shares
Subscriptions	21,802	411,296	61,174	1,026,080
Distributions reinvested	—	—	35,157	569,539
Redemptions	(185,284)	(3,374,216)	(398,745)	(6,671,948)
Net decrease	(163,482)	(2,962,920)	(302,414)	(5,076,329)
Class 2 shares
Subscriptions	2,309	41,097	3,950	67,433
Distributions reinvested	—	—	500	7,891
Redemptions	(5,390)	(93,865)	(4,567)	(75,709)
Net decrease	(3,081)	(52,768)	(117)	(385)
Total net decrease	(166,563)	(3,015,688)	(302,531)	(5,076,714)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$17.04		$18.20	$12.97	$11.58	$12.26	$9.55
Income from investment operations:
Net investment loss	(0.04)		(0.08)	(0.09)	(0.02)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	2.25		(0.78)	5.34	1.41	(0.60)	2.77
Total from investment operations	2.21		(0.86)	5.25	1.39	(0.68)	2.71
Less distributions to shareholders:
Net investment income	—		—	(0.02)	—	—	—
Net realized gains	—		(0.30)	—	—	—	—
Total distributions to shareholders	—		(0.30)	(0.02)	—	—	—
Net asset value, end of period	$19.25		$17.04	$18.20	$12.97	$11.58	$12.26
Total return	12.97%		(4.64%)	40.47%	12.00%	(5.55%)	28.38%
Ratios to average net assets(a)
Total gross expenses	1.18	%(b)	1.17%	1.14%	1.12%	1.21%	1.01%
Total net expenses(c)	0.96	%(b)	0.96%	0.97%	0.99%	0.98%	0.90	%(d)
Net investment loss	(0.45	%)(b)	(0.50%)	(0.55%)	(0.13%)	(0.66%)	(0.55%)
Supplemental data
Net assets, end of period (in thousands)	$31,305		$30,488	$38,072	$32,714	$38,578	$50,324
Portfolio turnover	80%		138%	127%	116%	106%	134%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$16.59		$17.77	$12.69	$11.36	$12.06	$9.42
Income from investment operations:
Net investment loss	(0.06)		(0.12)	(0.12)	(0.05)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	2.19		(0.76)	5.20	1.38	(0.59)	2.72
Total from investment operations	2.13		(0.88)	5.08	1.33	(0.70)	2.64
Less distributions to shareholders:
Net realized gains	—		(0.30)	—	—	—	—
Total distributions to shareholders	—		(0.30)	—	—	—	—
Net asset value, end of period	$18.72		$16.59	$17.77	$12.69	$11.36	$12.06
Total return	12.84%		(4.86%)	40.03%	11.71%	(5.80%)	28.03%
Ratios to average net assets(a)
Total gross expenses	1.43	%(b)	1.43%	1.39%	1.42%	1.47%	1.26%
Total net expenses(c)	1.21	%(b)	1.21%	1.22%	1.24%	1.23%	1.15	%(d)
Net investment loss	(0.70	%)(b)	(0.75%)	(0.79%)	(0.44%)	(0.91%)	(0.81%)
Supplemental data
Net assets, end of period (in thousands)	$436		$437	$471	$438	$2,061	$2,316
Portfolio turnover	80%		138%	127%	116%	106%	134%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Company Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.96%	0.96%
Class 2	1.21	1.21

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $28,831,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,443,000
Unrealized depreciation	(751,000)
Net unrealized appreciation	$3,692,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $24,115,379 and $26,933,789, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 7. Shareholder Concentration

At June 30, 2015, two unaffiliated shareholders of record owned 80.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Small Company Growth Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the ninety-sixth, ninety-eighth and ninety-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services

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COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect

Semiannual Report 2015
25

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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27

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Semiannual Report 2015
28

COLUMBIA VARIABLE PORTFOLIO — SMALL COMPANY GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia Variable Portfolio — Small Company Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1510 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — ASSET
ALLOCATION FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement	23
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Asset Allocation Fund (the Fund) Class 2 shares returned 1.40% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its Blended Benchmark, which returned 0.79% over the same time period.

■  During the same six-month period, the broad U.S. equity market, as measured by the S&P 500 Index, returned 1.23%, while the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, returned -0.10%.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	1.58	6.01	11.41	6.82
Class 2	06/01/00	1.40	5.69	11.13	6.62
Blended Benchmark		0.79	5.28	11.76	6.79
S&P 500 Index		1.23	7.42	17.34	7.89
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	4.44

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting in the S&P 500 Index and a 40% weighting in the Barclays U.S. Aggregate Bond Index.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Alternative Investment Funds	2.0
Equity Funds	57.8
Exchange-Traded Funds	1.9
Fixed-Income Funds	32.2
Money Market Funds	6.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Marie Schofield, CFA

Beth Vanney, CFA

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,015.80	1,023.75	1.05	1.05	0.21	3.85	3.86	0.77
Class 2	1,000.00	1,000.00	1,014.00	1,022.51	2.30	2.31	0.46	5.09	5.12	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 57.8%

	Shares	Value ($)
INTERNATIONAL 1.0%
Columbia Emerging Markets Fund, Class I Shares(a)	80,483	837,831
U.S. LARGE CAP 56.8%
Columbia Contrarian Core Fund, Class I Shares(a)	804,198	17,933,616
Columbia Large Core Quantitative Fund, Class I Shares(a)	2,078,394	20,555,321
Columbia Large Growth Quantitative Fund, Class I Shares(a)	367,523	3,395,911
Columbia Large Value Quantitative Fund, Class I Shares(a)	177,433	1,698,031
Columbia Select Large Cap Growth Fund, Class I Shares(a)(b)	154,009	2,839,932
Columbia Select Large-Cap Value Fund, Class I Shares(a)	106,481	2,510,822
Total		48,933,633
Total Equity Funds (Cost: $38,812,880)		49,771,464

Fixed-Income Funds 32.1%

HIGH YIELD 4.0%
Columbia Income Opportunities Fund, Class I Shares(a)	347,096	3,450,139
INFLATION PROTECTED SECURITIES 0.8%
Columbia Inflation Protected Securities Fund, Class I Shares(a)	83,144	744,140
INVESTMENT GRADE 27.3%
Columbia Corporate Income Fund, Class I Shares(a)	773,307	7,648,007

Fixed-Income Funds (continued)

	Shares	Value ($)
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	1,327,004	7,311,788
Columbia U.S. Treasury Index Fund, Class I Shares(a)	767,840	8,546,061
Total		23,505,856
Total Fixed-Income Funds (Cost: $27,298,893)		27,700,135

Alternative Investment Funds 2.0%

Columbia Diversified Absolute Return Fund, Class I Shares(a)(b)	170,005	1,691,546
Total Alternative Investment Funds (Cost: $1,720,335)		1,691,546

Exchange-Traded Funds 1.9%

iShares MSCI EAFE ETF	26,159	1,660,835
Total Exchange-Traded Funds (Cost: $1,701,020)		1,660,835

Money Market Funds 6.1%

Columbia Short-Term Cash Fund, 0.118%(a)(c)	5,268,113	5,268,113
Total Money Market Funds (Cost: $5,268,113)		5,268,113
Total Investments (Cost: $74,801,241)		86,092,093
Other Assets & Liabilities, Net		61,201
Net Assets		86,153,294

At June 30, 2015, cash totaling $109,400 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI	19	USD	1,951,680	09/2015	—	(28,689)
SGX CNX NIFTY	25	USD	419,225	07/2015	—	(20)
Total			2,370,905		—	(28,709)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,546,842	1,076	(1,882,106)	(665,812)	—	—	—	—
Columbia Contrarian Core Fund, Class I Shares	15,971,534	16,976	(2,099,519)	63,587	13,952,578	—	—	17,933,616
Columbia Corporate Income Fund, Class I Shares	7,843,015	178,639	(496,398)	1,209	7,526,465	—	124,045	7,648,007
Columbia Diversified Absolute Return Fund, Class I Shares	—	1,742,116	(21,652)	(129)	1,720,335	—	—	1,691,546
Columbia Emerging Markets Bond Fund, Class I Shares	1,838,689	32,608	(1,792,485)	(78,812)	—	—	25,790	—
Columbia Emerging Markets Fund, Class I Shares	—	866,000	—	—	866,000	—	—	837,831
Columbia Income Opportunities Fund, Class I Shares	3,552,425	92,195	(278,537)	(3,281)	3,362,802	—	84,292	3,450,139
Columbia Inflation Protected Securities Fund, Class I Shares	—	746,811	(1,042)	(3)	745,766	—	—	744,140
Columbia Large Core Quantitative Fund, Class I Shares	16,880,950	17,396	(2,120,150)	124,996	14,903,192	—	—	20,555,321
Columbia Large Growth Quantitative Fund, Class I Shares	3,453,234	9,702	(446,748)	19,324	3,035,512	—	—	3,395,911
Columbia Large Value Quantitative Fund, Class I Shares	1,332,083	2,793	(135,526)	11,955	1,211,305	—	—	1,698,031
Columbia Limited Duration Credit Fund, Class I Shares	2,748,315	—	(2,693,761)	(54,554)	—	—	5,169	—
Columbia Select Large Cap Growth Fund, Class I Shares	3,320,551	168,292	(653,647)	18,091	2,853,287	155,227	—	2,839,932
Columbia Select Large-Cap Value Fund, Class I Shares	2,644,481	15,317	(754,330)	85,538	1,991,006	—	—	2,510,822
Columbia Short-Term Cash Fund	6,211,342	3,667,777	(4,611,006)	—	5,268,113	—	3,415	5,268,113
Columbia U.S. Government Mortgage Fund, Class I Shares	6,263,690	1,556,661	(610,483)	(21,486)	7,188,382	—	110,009	7,311,788
Columbia U.S. Treasury Index Fund, Class I Shares	7,511,788	1,362,030	(395,469)	(2,871)	8,475,478	—	60,645	8,546,061
Total	82,118,939	10,476,389	(18,992,859)	(502,248)	73,100,221	155,227	413,365	84,431,258

(b)  Non-income producing investment.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2015.

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	49,771,464	—	—	49,771,464
Fixed-Income Funds	27,700,135	—	—	27,700,135
Alternative Investment Funds	1,691,546	—	—	1,691,546
Exchange-Traded Funds	1,660,835	—	—	1,660,835
Money Market Funds	5,268,113	—	—	5,268,113
Total Investments	86,092,093	—	—	86,092,093
Derivatives
Liabilities
Futures Contracts	(28,709)	—	—	(28,709)
Total	86,063,384	—	—	86,063,384

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,701,020)	$1,660,835
Affiliated issuers (identified cost $73,100,221)	84,431,258
Total investments (identified cost $74,801,241)	86,092,093
Margin deposits	109,400
Receivable for:
Investments sold	60,380
Capital shares sold	1,595
Dividends	93,623
Foreign tax reclaims	514
Variation margin	6,930
Trustees' deferred compensation plan	40,660
Total assets	86,405,195
Liabilities
Payable for:
Investments purchased	92,245
Capital shares purchased	61,843
Investment management fees	107
Distribution and/or service fees	103
Transfer agent fees	142
Administration fees	47
Compensation of board members	26,558
Chief compliance officer expenses	12
Other expenses	30,184
Trustees' deferred compensation plan	40,660
Total liabilities	251,901
Net assets applicable to outstanding capital stock	$86,153,294
Represented by
Paid-in capital	$64,370,333
Undistributed net investment income	2,007,256
Accumulated net realized gain	8,513,668
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(40,185)
Investments — affiliated issuers	11,331,037
Foreign currency translations	(106)
Futures contracts	(28,709)
Total — representing net assets applicable to outstanding capital stock	$86,153,294

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Class 1
Net assets	$71,114,102
Shares outstanding	4,433,182
Net asset value per share	$16.04
Class 2
Net assets	$15,039,192
Shares outstanding	946,259
Net asset value per share	$15.89

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$29,614
Dividends — affiliated issuers	413,365
Total income	442,979
Expenses:
Investment management fees	18,752
Distribution and/or service fees
Class 2	19,769
Transfer agent fees
Class 1	22,090
Class 2	4,744
Administration fees	8,945
Compensation of board members	10,824
Custodian fees	15,462
Printing and postage fees	13,443
Professional fees	9,039
Chief compliance officer expenses	23
Other	1,139
Total expenses	124,230
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(10,723)
Total net expenses	113,507
Net investment income	329,472
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	27,143
Investments — affiliated issuers	(502,248)
Capital gain distributions from underlying affiliated funds	155,227
Futures contracts	90,229
Net realized loss	(229,649)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(40,185)
Investments — affiliated issuers	1,526,588
Foreign currency translations	(43)
Futures contracts	(137,298)
Net change in unrealized appreciation	1,349,062
Net realized and unrealized gain	1,119,413
Net increase in net assets resulting from operations	$1,448,885

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$329,472	$1,366,511
Net realized gain (loss)	(229,649)	9,423,201
Net change in unrealized appreciation (depreciation)	1,349,062	(1,891,067)
Net increase in net assets resulting from operations	1,448,885	8,898,645
Distributions to shareholders
Net investment income
Class 1	—	(1,889,185)
Class 2	—	(379,501)
Net realized gains
Class 1	—	(1,682,640)
Class 2	—	(371,188)
Total distributions to shareholders	—	(4,322,514)
Decrease in net assets from capital stock activity	(7,267,779)	(8,825,333)
Total decrease in net assets	(5,818,894)	(4,249,202)
Net assets at beginning of period	91,972,188	96,221,390
Net assets at end of period	$86,153,294	$91,972,188
Undistributed net investment income	$2,007,256	$1,677,784

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	7,179	116,180	88,659	1,373,480
Distributions reinvested	—	—	234,988	3,571,825
Redemptions	(348,717)	(5,622,264)	(757,762)	(11,661,614)
Net decrease	(341,538)	(5,506,084)	(434,115)	(6,716,309)
Class 2 shares
Subscriptions	20,851	334,515	38,743	586,365
Distributions reinvested	—	—	49,715	750,689
Redemptions	(131,294)	(2,096,210)	(225,512)	(3,446,078)
Net decrease	(110,443)	(1,761,695)	(137,054)	(2,109,024)
Total net decrease	(451,981)	(7,267,779)	(571,169)	(8,825,333)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$15.79		$15.05	$13.05	$11.81	$12.22	$11.08
Income from investment operations:
Net investment income	0.06		0.23	0.24	0.25	0.24	0.26
Net realized and unrealized gain (loss)	0.19		1.25	2.11	1.27	(0.33)	1.19
Total from investment operations	0.25		1.48	2.35	1.52	(0.09)	1.45
Less distributions to shareholders:
Net investment income	—		(0.39)	(0.35)	(0.28)	(0.32)	(0.31)
Net realized gains	—		(0.35)	—	—	—	—
Total distributions to shareholders	—		(0.74)	(0.35)	(0.28)	(0.32)	(0.31)
Net asset value, end of period	$16.04		$15.79	$15.05	$13.05	$11.81	$12.22
Total return	1.58%		10.05%	18.17%	13.03%	(0.85%)	13.43%
Ratios to average net assets(a)
Total gross expenses	0.23	%(b)	0.20%	0.19%	0.24%	0.40%	0.97%
Total net expenses(c)	0.21	%(b)	0.15%	0.15%	0.16%	0.13%	0.68	%(d)
Net investment income	0.78	%(b)	1.51%	1.67%	1.99%	1.93%	2.27%
Supplemental data
Net assets, end of period (in thousands)	$71,114		$75,415	$78,390	$77,976	$81,002	$95,031
Portfolio turnover	10%		41%	15%	51%	89%	234	%(e)

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$15.67		$14.94	$12.96	$11.73	$12.15	$11.02
Income from investment operations:
Net investment income	0.04		0.19	0.20	0.22	0.20	0.24
Net realized and unrealized gain (loss)	0.18		1.25	2.09	1.26	(0.32)	1.18
Total from investment operations	0.22		1.44	2.29	1.48	(0.12)	1.42
Less distributions to shareholders:
Net investment income	—		(0.36)	(0.31)	(0.25)	(0.30)	(0.29)
Net realized gains	—		(0.35)	—	—	—	—
Total distributions to shareholders	—		(0.71)	(0.31)	(0.25)	(0.30)	(0.29)
Net asset value, end of period	$15.89		$15.67	$14.94	$12.96	$11.73	$12.15
Total return	1.40%		9.80%	17.88%	12.76%	(1.09%)	13.26%
Ratios to average net assets(a)
Total gross expenses	0.48	%(b)	0.45%	0.44%	0.49%	0.68%	1.22%
Total net expenses(c)	0.46	%(b)	0.40%	0.40%	0.41%	0.38%	0.85	%(d)
Net investment income	0.53	%(b)	1.26%	1.42%	1.72%	1.66%	2.10%
Supplemental data
Net assets, end of period (in thousands)	$15,039		$16,557	$17,832	$17,976	$20,036	$25,624
Portfolio turnover	10%		41%	15%	51%	89%	234	%(e)

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

(e)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Asset Allocation Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	28,709	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	90,229
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(137,298)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	2,377,808

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The investment management fee for the Funds is an annual fee that is a blend of (i) 0.55% on assets invested in securities (other than third-party advised mutual funds and Columbia Funds that pay an investment management fee, including other Columbia Funds that do not pay an investment management fee, ETFs, derivatives and individual securities and (ii) 0.10% on assets invested in non-exchange traded, third party advised mutual funds. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.042% of the Fund's average daily net assets.

In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.22%	0.21%	0.15%
Class 2	0.47	0.46	0.40

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $74,801,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,403,000
Unrealized depreciation	(112,000)
Net unrealized appreciation/depreciation	$11,291,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,509,636 and $14,381,854, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, two unaffiliated shareholders of record owned 82.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Semiannual Report 2015
21

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise

Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
22

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Asset Allocation Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

Semiannual Report 2015
23

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1   Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the seventh, tenth and fifteenth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the first and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed

Semiannual Report 2015
25

COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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COLUMBIA VARIABLE PORTFOLIO — ASSET ALLOCATION FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia Variable Portfolio — Asset Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1475 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO —
DIVERSIFIED ABSOLUTE RETURN FUND

(formerly Columbia Variable Portfolio — Multi-Strategy Alternatives Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Consolidated Portfolio of Investments	6
Consolidated Statement of Assets and Liabilities	27
Consolidated Statement of Operations	29
Consolidated Statement of Changes in Net Assets	30
Consolidated Financial Highlights	32
Notes to Consolidated Financial Statements	34
Board Consideration and Approval of Advisory Agreement	45
Important Information About This Report	53

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Diversified Absolute Return Fund (the Fund) Class 2 shares returned 1.25% for the six-month period that ended June 30, 2015.

■  The Fund outperformed the Citi One-Month U.S. Treasury Bill Index, which returned 0.01% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	1.35	4.49	-0.70
Class 2	04/30/12	1.25	4.18	-0.92
Citi One-Month U.S. Treasury Bill Index		0.01	0.02	0.03

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective April 30, 2015, the Fund compares its performance to that of the Citi One-Month U.S. Treasury Bill Index (replacing the Citi Three-Month U.S. Treasury Bill Index). The Fund's investment manager believes that the new index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name, investment objective and principal investment strategies.

The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings — Long Positions (%) (at June 30, 2015)
Brazil Notas do Tesouro Nacional (Brazil)	4.0
Mexican Bonos (Mexico)	2.0
Goldman Sachs Group, Inc. (The)	1.6
DISH Network Corp., Class A	1.5
Apple, Inc.	1.5
Electronic Arts, Inc.	1.4
Medtronic PLC	1.4
Comcast Corp., Class A	1.4
Lockheed Martin Corp.	1.3
United Kingdom Gilt (United Kingdom)	1.2

Percentages indicated are based upon total long investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Consolidated Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Top Ten Holdings — Short Positions (%) (at June 30, 2015)
Novo Nordisk A/S, ADR	(1.9)
Juniper Networks, Inc.	(1.8)
AbbVie, Inc.	(1.7)
Shire PLC	(1.7)
MSC Industrial Direct Co., Inc., Class A	(1.6)
Armstrong World Industries, Inc.	(1.6)
PACCAR, Inc.	(1.5)
Lexmark International, Inc., Class A	(1.5)
Regeneron Pharmaceuticals, Inc.	(1.5)
Teradyne, Inc.	(1.5)

Percentages indicated are based upon total short investments.

For further detail about these holdings, please refer to the section entitled "Consolidated Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown — Long Positions (%) (at June 30, 2015)
Common Stocks	24.9
Foreign Government Obligations	2.0
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	91.6
Total	118.5

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $262.0 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives which provide exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Management

Jeffrey Knight, CFA

William Landes, Ph.D.*

Kent Peterson, Ph.D.

Brian Virginia*

*Effective May 1, 2015, Messrs. Landes and Virginia were named Portfolio Managers of the Fund. Todd White no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Portfolio Breakdown — Short Positions (%) (at June 30, 2015)
Common Stocks	(18.5)
Total	(18.5)

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown — Long Positions (%) (at June 30, 2015)
Consumer Discretionary	13.3
Consumer Staples	4.7
Energy	7.5
Financials	15.4
Health Care	20.7
Industrials	11.7
Information Technology	21.3
Materials	3.5
Telecommunication Services	0.4
Utilities	1.5
Total	100.0

Percentages indicated are based upon total long equity investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown — Short Positions (%) (at June 30, 2015)
Consumer Discretionary	(12.5)
Consumer Staples	(3.8)
Energy	(7.5)
Financials	(14.9)
Health Care	(22.0)
Industrials	(12.6)
Information Technology	(21.5)
Materials	(3.7)
Telecommunication Services	(0.4)
Utilities	(1.1)
Total	(100.0)

Percentages indicated are based upon total short equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,013.50	1,018.84	5.99	6.01	1.20
Class 2	1,000.00	1,000.00	1,012.50	1,017.55	7.29	7.30	1.46

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 22.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 2.9%
Auto Components 0.2%
Delphi Automotive PLC(a)	2,615	222,511
Visteon Corp.(a)(b)	4,134	433,987
Total		656,498
Diversified Consumer Services 0.1%
ServiceMaster Global Holdings, Inc.(a)(b)	10,965	396,604
Hotels, Restaurants & Leisure 0.2%
Darden Restaurants, Inc.(a)	6,327	449,723
Starwood Hotels & Resorts Worldwide, Inc.(a)	1,856	150,503
Total		600,226
Household Durables 0.3%
Jarden Corp.(a)(b)	4,410	228,217
Newell Rubbermaid, Inc.(a)	15,190	624,461
Total		852,678
Internet & Catalog Retail 0.3%
Amazon.com, Inc.(a)(b)	285	123,715
Ctrip.com International Ltd., ADR(a)(b)	2,643	191,935
Expedia, Inc.(a)	2,683	293,386
Priceline Group, Inc. (The)(a)(b)	270	310,870
Total		919,906
Media 1.0%
Cinemark Holdings, Inc.(a)	22,265	894,385
Comcast Corp., Class A(a)	17,251	1,037,475
DISH Network Corp., Class A(a)(b)	17,166	1,162,310
Liberty Global PLC, Class A(a)(b)	2,388	129,119
Total		3,223,289
Multiline Retail 0.2%
Big Lots, Inc.(a)	5,749	258,647
Burlington Stores, Inc.(a)(b)	5,069	259,533
Dillard's, Inc., Class A(a)	662	69,636
Hudson's Bay Co.	8,135	180,742
Total		768,558
Specialty Retail 0.4%
Cabela's, Inc.(a)(b)	10,325	516,043
Foot Locker, Inc.(a)	3,589	240,499
Home Depot, Inc. (The)(a)	4,474	497,196
Total		1,253,738

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.(a)	839	29,038
Hanesbrands, Inc.(a)	7,613	253,665
Nike, Inc., Class B(a)	2,537	274,047
Sequential Brands Group, Inc.(a)(b)	14,876	227,454
Total		784,204
Total Consumer Discretionary		9,455,701
CONSUMER STAPLES 1.0%
Beverages 0.1%
Coca-Cola Enterprises, Inc.(a)	2,045	88,835
Constellation Brands, Inc., Class A(a)	619	71,816
Dr. Pepper Snapple Group, Inc.(a)	1,117	81,429
PepsiCo, Inc.	2,681	250,245
Total		492,325
Food & Staples Retailing 0.2%
CVS Health Corp.(a)	4,895	513,387
Kroger Co. (The)(a)	723	52,425
Total		565,812
Food Products 0.5%
Archer-Daniels-Midland Co.(a)	13,568	654,249
General Mills, Inc.(a)	1,556	86,700
Mead Johnson Nutrition Co.(a)	665	59,996
Mondelez International, Inc., Class A	4,429	182,209
Pilgrim's Pride Corp.(a)	17,125	393,361
Pinnacle Foods, Inc.(a)	1,262	57,472
Tyson Foods, Inc., Class A(a)	2,380	101,460
Total		1,535,447
Personal Products 0.1%
Avon Products, Inc.(a)	47,378	296,586
Coty, Inc. Class A	827	26,439
Nu Skin Enterprises, Inc., Class A(a)	1,281	60,374
Total		383,399
Tobacco 0.1%
Altria Group, Inc.(a)	3,231	158,028
Philip Morris International, Inc.(a)	2,729	218,784
Total		376,812
Total Consumer Staples		3,353,795

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 1.7%
Energy Equipment & Services 0.4%
Halliburton Co.(a)	12,585	542,036
National Oilwell Varco, Inc.(a)	2,067	99,795
Weatherford International PLC(a)(b)	47,058	577,402
Total		1,219,233
Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp.(a)	7,781	607,385
BP PLC, ADR(a)	8,480	338,861
Canadian Natural Resources Ltd.(a)	1,923	52,229
Cimarex Energy Co.(a)	3,445	380,018
Devon Energy Corp.(a)	1,829	108,807
Exxon Mobil Corp.(a)	9,695	806,624
HollyFrontier Corp.(a)	4,739	202,308
Kinder Morgan, Inc.(a)	5,443	208,957
Marathon Petroleum Corp.(a)	3,519	184,079
Occidental Petroleum Corp.(a)	1,520	118,210
Royal Dutch Shell PLC, ADR, Class A(a)	5,782	329,632
Suncor Energy, Inc.(a)	3,814	104,961
Valero Energy Corp.(a)	3,024	189,302
Williams Companies, Inc. (The)(a)	1,611	92,455
WPX Energy, Inc.(a)(b)	32,371	397,516
Total		4,121,344
Total Energy		5,340,577
FINANCIALS 3.4%
Banks 0.8%
CIT Group, Inc.(a)	7,787	362,018
Citigroup, Inc.(a)	10,886	601,343
Fifth Third Bancorp(a)	19,377	403,429
TCF Financial Corp.(a)	20,015	332,449
Wells Fargo & Co.(a)	14,510	816,042
Total		2,515,281
Capital Markets 0.7%
BlackRock, Inc.(a)	969	335,255
Goldman Sachs Group, Inc. (The)(a)	6,047	1,262,553
Invesco Ltd.(a)	16,689	625,670
Total		2,223,478

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Finance 0.3%
American Express Co.(a)	7,505	583,289
Navient Corp.(a)	18,807	342,475
Total		925,764
Diversified Financial Services 0.4%
Berkshire Hathaway, Inc., Class B(a)(b)	4,091	556,826
CBOE Holdings, Inc.(a)	635	36,335
Moody's Corp.(a)	2,871	309,953
Voya Financial, Inc.(a)	8,170	379,660
Total		1,282,774
Insurance 0.7%
ACE Ltd.	6,534	664,377
Assured Guaranty Ltd.(a)	13,870	332,741
Lincoln National Corp.(a)	5,648	334,475
MetLife, Inc.(a)	8,115	454,359
XL Group PLC(a)	12,636	470,059
Total		2,256,011
Real Estate Investment Trusts (REITs) 0.3%
Alexandria Real Estate Equities, Inc.(a)	9,505	831,307
CBL & Associates Properties, Inc.(a)	18,238	295,456
Total		1,126,763
Real Estate Management & Development 0.2%
St. Joe Co. (The)(a)(b)	38,180	592,935
Total Financials		10,923,006
HEALTH CARE 4.6%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(a)(b)	2,138	386,486
Alkermes PLC(a)(b)	3,749	241,211
Arrowhead Research Corp.(a)(b)	62,010	443,371
BioMarin Pharmaceutical, Inc.(a)(b)	997	136,370
Bluebird Bio, Inc.(a)(b)	3,093	520,768
Blueprint Medicines Corp.(a)(b)	14,595	386,621
Clovis Oncology, Inc.(a)(b)	1,461	128,393
Curis, Inc.(a)(b)	152,755	505,619
Dynavax Technologies Corp.(a)(b)	40,123	939,881
Incyte Corp.(a)(b)	1,098	114,423
Novavax, Inc.(a)(b)	55,520	618,493
Puma Biotechnology, Inc.(a)(b)	841	98,187
Receptos, Inc.(a)(b)	863	164,013

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Regulus Therapeutics, Inc.(a)(b)	66,010	723,470
Spark Therapeutics, Inc.(a)(b)	1,124	67,743
Vertex Pharmaceuticals, Inc.(a)(b)	5,045	622,957
Total		6,098,006
Health Care Equipment & Supplies 0.7%
Align Technology, Inc.(a)(b)	12,307	771,772
HeartWare International, Inc.(a)(b)	5,265	382,713
Medtronic PLC(a)	14,063	1,042,068
Total		2,196,553
Health Care Providers & Services 1.1%
Aetna, Inc.(a)	5,595	713,139
AmerisourceBergen Corp.(a)	3,886	413,237
Cardinal Health, Inc.(a)	1,765	147,643
Centene Corp.(a)(b)	9,175	737,670
CIGNA Corp.(a)	4,427	717,174
Health Net, Inc.(a)(b)	6,010	385,361
Humana, Inc.(a)	715	136,765
Laboratory Corp. of America Holdings(a)(b)	2,669	323,536
Total		3,574,525
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.(a)	1,815	235,515
Pharmaceuticals 0.8%
Allergan PLC(a)(b)	1,609	488,267
Bristol-Myers Squibb Co.(a)	12,185	810,790
Endo International PLC(a)(b)	5,640	449,226
Impax Laboratories, Inc.(a)(b)	4,324	198,558
Pernix Therapeutics Holdings, Inc.(a)(b)	59,040	349,517
Pfizer, Inc.(a)	10,363	347,471
Total		2,643,829
Total Health Care		14,748,428
INDUSTRIALS 2.6%
Aerospace & Defense 0.6%
Honeywell International, Inc.(a)	3,457	352,510
L-3 Communications Holdings, Inc.(a)	2,414	273,699
Lockheed Martin Corp.(a)	5,426	1,008,694
Northrop Grumman Corp.(a)	1,054	167,196
Spirit AeroSystems Holdings, Inc., Class A(a)(b)	1,480	81,563
Total		1,883,662

Common Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.3%
Alaska Air Group, Inc.(a)	7,385	475,816
Copa Holdings SA, Class A(a)	2,676	221,011
Southwest Airlines Co.(a)	5,390	178,355
Total		875,182
Building Products — %
USG Corp.(a)(b)	4,584	127,389
Electrical Equipment 0.2%
Rockwell Automation, Inc.(a)	4,775	595,156
Industrial Conglomerates 0.1%
Carlisle Companies, Inc.(a)	2,154	215,658
Machinery 0.9%
FANUC Corp., ADR(a)	20,920	715,674
IDEX Corp.(a)	8,040	631,783
Ingersoll-Rand PLC(a)	13,631	919,002
Lincoln Electric Holdings, Inc.(a)	5,592	340,497
Navistar International Corp.(a)(b)	2,713	61,395
Snap-On, Inc.(a)	1,864	296,842
Total		2,965,193
Professional Services 0.1%
Dun & Bradstreet Corp. (The)(a)	2,291	279,502
Road & Rail 0.3%
JB Hunt Transport Services, Inc.(a)	3,055	250,785
Kansas City Southern(a)	2,687	245,054
Union Pacific Corp.(a)	6,685	637,549
Total		1,133,388
Trading Companies & Distributors 0.1%
WESCO International, Inc.(a)(b)	3,696	253,693
Total Industrials		8,328,823
INFORMATION TECHNOLOGY 4.7%
Communications Equipment 0.4%
Cisco Systems, Inc.(a)	12,153	333,721
F5 Networks, Inc.(a)(b)	3,016	362,976
Palo Alto Networks, Inc.(a)(b)	2,775	484,793
Total		1,181,490
Internet Software & Services 1.0%
eBay, Inc.(a)(b)	7,540	454,210
Google, Inc., Class A(a)(b)	1,448	781,978
Google, Inc., Class C(a)(b)	1,705	887,469

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HomeAway, Inc.(a)(b)	14,800	460,576
Rackspace Hosting, Inc.(a)(b)	6,719	249,880
VeriSign, Inc.(a)(b)	6,734	415,622
Total		3,249,735
IT Services 0.3%
EPAM Systems, Inc.(a)(b)	4,315	307,357
Visa, Inc., Class A(a)	8,018	538,409
Total		845,766
Semiconductors & Semiconductor Equipment 1.2%
Avago Technologies Ltd.(a)	2,712	360,506
Cavium, Inc.(b)	6,575	452,426
Cypress Semiconductor Corp.(a)	66,195	778,453
Lam Research Corp.(a)	10,350	841,972
NXP Semiconductors NV(b)	1,948	191,294
Qorvo, Inc.(a)(b)	6,365	510,919
Skyworks Solutions, Inc.(a)	8,275	861,427
Total		3,996,997
Software 1.3%
Activision Blizzard, Inc.(a)	29,170	706,206
Electronic Arts, Inc.(a)(b)	16,386	1,089,669
Fortinet, Inc.(a)(b)	7,670	317,001
Salesforce.com, inc.(a)(b)	4,928	343,137
SolarWinds, Inc.(a)(b)	6,635	306,073
Tableau Software, Inc., Class A(a)(b)	3,180	366,654
VMware, Inc., Class A(a)(b)	9,053	776,204
Workday, Inc., Class A(a)(b)	2,521	192,579
Total		4,097,523
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.(a)	9,049	1,134,971
Electronics for Imaging, Inc.(a)(b)	7,967	346,644
EMC Corp.(a)	11,175	294,908
Total		1,776,523
Total Information Technology		15,148,034
MATERIALS 0.8%
Chemicals 0.3%
Dow Chemical Co. (The)(a)	3,182	162,823
Eastman Chemical Co.(a)	1,710	139,912
EI du Pont de Nemours & Co.(a)	1,444	92,344

Common Stocks (continued)

Issuer	Shares	Value ($)
Monsanto Co.(a)	3,844	409,732
PPG Industries, Inc.(a)	1,484	170,244
Total		975,055
Containers & Packaging — %
Sonoco Products Co.(a)	2,181	93,478
Metals & Mining 0.3%
Alcoa, Inc.(a)	6,347	70,769
Freeport-McMoRan, Inc.(a)	19,079	355,251
Nucor Corp.(a)	1,244	54,823
Rio Tinto PLC, ADR(a)	1,194	49,205
Steel Dynamics, Inc.(a)	2,780	57,588
United States Steel Corp.(a)	16,285	335,796
Total		923,432
Paper & Forest Products 0.2%
Domtar Corp.(a)	5,972	247,241
International Paper Co.(a)	5,087	242,090
Total		489,331
Total Materials		2,481,296
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
CenturyLink, Inc.(a)	10,442	306,786
Total Telecommunication Services		306,786
UTILITIES 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.(a)	1,617	85,652
Entergy Corp.(a)	5,196	366,318
ITC Holdings Corp.(a)	2,683	86,339
Pinnacle West Capital Corp.(a)	3,840	218,458
Xcel Energy, Inc.(a)	2,479	79,774
Total		836,541
Multi-Utilities 0.1%
Ameren Corp.(a)	2,186	82,369
DTE Energy Co.(a)	1,325	98,898
PG&E Corp.(a)	1,603	78,707
Total		259,974
Total Utilities		1,096,515
Total Common Stocks (Cost: $73,489,841)		71,182,961

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(c) 1.7%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
BRAZIL 0.9%
Brazil Notas do Tesouro Nacional 01/01/17	10.000%	BRL	10,000,000	3,055,733
MEXICO 0.5%
Mexican Bonos 11/23/34	7.750%	MXN	21,500,000	1,522,374
UNITED KINGDOM 0.3%
United Kingdom Gilt 03/07/25	5.000%	GBP	480,000	950,903
Total Foreign Government Obligations (Cost: $5,539,284)				5,529,010

Money Market Funds 81.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(d)(e)	261,972,840	$261,972,840
Total Money Market Funds (Cost: $261,972,840)		261,972,840
Total Investments (Cost: $341,001,965)		338,684,811

Investments Sold Short (16.4)%

Common Stocks (16.4)%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (2.1)%
Hotels, Restaurants & Leisure (0.6)%
Cheesecake Factory, Inc. (The)	(9,655)	(526,536)
Chipotle Mexican Grill, Inc.(b)	(465)	(281,320)
Choice Hotels International, Inc.	(5,610)	(304,343)
Dunkin' Brands Group, Inc.	(2,811)	(154,605)
Las Vegas Sands Corp.	(997)	(52,412)
Marriott International, Inc., Class A	(1,942)	(144,465)
McDonald's Corp.	(1,389)	(132,052)
Panera Bread Co., Class A(b)	(1,865)	(325,946)
Total		(1,921,679)
Internet & Catalog Retail (0.1)%
Groupon, Inc.(b)	(39,165)	(197,000)
Netflix, Inc.(b)	(318)	(208,907)
Total		(405,907)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Media (0.4)%
DreamWorks Animation SKG, Inc., Class A(b)	(9,933)	(262,033)
Meredith Corp.	(1,727)	(90,063)
Omnicom Group, Inc.	(2,339)	(162,537)
Regal Entertainment Group, Class A	(24,681)	(516,080)
Thomson Reuters Corp.	(2,317)	(88,208)
WPP PLC, ADR	(1,165)	(131,319)
Total		(1,250,240)
Multiline Retail (0.1)%
Kohl's Corp.	(1,237)	(77,449)
Macy's, Inc.	(1,933)	(130,419)
Total		(207,868)
Specialty Retail (0.6)%
AutoZone, Inc.(b)	(985)	(656,897)
Bed Bath & Beyond, Inc.(b)	(2,240)	(154,515)
Cabela's, Inc.(b)	(4,509)	(225,360)
CarMax, Inc.(b)	(3,953)	(261,728)
Dick's Sporting Goods, Inc.	(12,460)	(645,054)
O'Reilly Automotive, Inc.(b)	(433)	(97,849)
Total		(2,041,403)
Textiles, Apparel & Luxury Goods (0.3)%
Fossil Group, Inc.(b)	(5,932)	(411,444)
Michael Kors Holdings Ltd.(b)	(2,663)	(112,086)
Ralph Lauren Corp.	(965)	(127,727)
Under Armour, Inc., Class A(b)	(1,410)	(117,650)
Total		(768,907)
Total Consumer Discretionary		(6,596,004)
CONSUMER STAPLES (0.6)%
Food & Staples Retailing (0.3)%
Costco Wholesale Corp.	(904)	(122,094)
Sprouts Farmers Market, Inc.(b)	(20,755)	(559,970)
Wal-Mart Stores, Inc.	(1,839)	(130,440)
Walgreens Boots Alliance, Inc.	(2,470)	(208,567)
Total		(1,021,071)
Food Products (0.2)%
Hain Celestial Group, Inc. (The)(b)	(2,081)	(137,055)
Hormel Foods Corp.	(1,750)	(98,647)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Keurig Green Mountain, Inc.	(3,565)	(273,186)
Kraft Foods Group, Inc.	(1,110)	(94,505)
McCormick & Co., Inc.	(1,328)	(107,502)
Total		(710,895)
Household Products (0.1)%
Colgate-Palmolive Co.	(1,431)	(93,602)
Kimberly-Clark Corp.	(924)	(97,916)
Procter & Gamble Co. (The)	(1,233)	(96,470)
Total		(287,988)
Total Consumer Staples		(2,019,954)
ENERGY (1.2)%
Energy Equipment & Services (0.4)%
Core Laboratories NV	(454)	(51,774)
Ensco PLC, Class A	(1,434)	(31,935)
Noble Corp. PLC	(2,294)	(35,305)
Rowan Companies PLC, Class A	(28,181)	(594,901)
SEACOR Holdings, Inc.(b)	(4,927)	(349,521)
Seadrill Ltd.	(31,690)	(327,675)
Tidewater, Inc.	(1,471)	(33,436)
Total		(1,424,547)
Oil, Gas & Consumable Fuels (0.8)%
Apache Corp.	(1,663)	(95,839)
Cheniere Energy, Inc.(b)	(2,587)	(179,176)
Chevron Corp.	(2,341)	(225,836)
Cobalt International Energy, Inc.(b)	(23,861)	(231,690)
ConocoPhillips	(1,692)	(103,906)
Encana Corp.	(7,895)	(87,003)
EOG Resources, Inc.	(1,107)	(96,918)
Marathon Oil Corp.	(3,749)	(99,498)
Pioneer Natural Resources Co.	(4,850)	(672,646)
Total SA, ADR	(15,262)	(750,433)
Total		(2,542,945)
Total Energy		(3,967,492)
FINANCIALS (2.4)%
Banks (0.4)%
First Horizon National Corp.	(20,244)	(317,223)
KeyCorp	(20,347)	(305,612)
Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
PacWest Bancorp	(4,773)	(223,186)
Synovus Financial Corp.	(20,065)	(618,403)
Total		(1,464,424)
Capital Markets (0.5)%
Artisan Partners Asset Management, Inc., Class A	(4,788)	(222,450)
Bank of New York Mellon Corp. (The)	(5,508)	(231,171)
Federated Investors, Inc., Class B	(7,219)	(241,764)
Janus Capital Group, Inc.	(10,426)	(178,493)
Legg Mason, Inc.	(4,556)	(234,771)
T Rowe Price Group, Inc.	(5,775)	(448,891)
TD Ameritrade Holding Corp.	(6,477)	(238,483)
Total		(1,796,023)
Diversified Financial Services (0.1)%
McGraw Hill Financial, Inc.	(2,783)	(279,552)
Insurance (0.7)%
Arch Capital Group Ltd.(b)	(5,904)	(395,332)
Brown & Brown, Inc.	(13,373)	(439,437)
Markel Corp.(b)	(111)	(88,876)
Mercury General Corp.	(3,819)	(212,527)
Old Republic International Corp.	(7,193)	(112,427)
ProAssurance Corp.	(1,716)	(79,296)
Travelers Companies, Inc. (The)	(4,385)	(423,854)
WR Berkley Corp.	(7,681)	(398,874)
Total		(2,150,623)
Real Estate Investment Trusts (REITs) (0.7)%
American Campus Communities, Inc.	(15,025)	(566,292)
American Homes 4 Rent, Class A	(35,540)	(570,062)
Healthcare Realty Trust, Inc.	(32,315)	(751,647)
Pennsylvania Real Estate Investment Trust	(13,565)	(289,477)
Total		(2,177,478)
Total Financials		(7,868,100)
HEALTH CARE (3.6)%
Biotechnology (1.3)%
Acorda Therapeutics, Inc.(b)	(3,011)	(100,357)
Agios Pharmaceuticals, Inc.(b)	(5,105)	(567,370)
Alnylam Pharmaceuticals, Inc.(b)	(511)	(61,254)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Amgen, Inc.	(4,635)	(711,565)
Chimerix, Inc.(b)	(1,075)	(49,665)
Epizyme, Inc.(b)	(6,652)	(159,648)
Ironwood Pharmaceuticals, Inc.(b)	(57,505)	(693,510)
Isis Pharmaceuticals, Inc.(b)	(1,834)	(105,547)
Neurocrine Biosciences, Inc.(b)	(14,100)	(673,416)
NewLink Genetics Corp.(b)	(1,109)	(49,095)
Regeneron Pharmaceuticals, Inc.(b)	(1,572)	(801,924)
Seattle Genetics, Inc.(b)	(4,075)	(197,230)
Total		(4,170,581)
Health Care Equipment & Supplies (0.5)%
Baxter International, Inc.	(10,060)	(703,496)
CR Bard, Inc.	(374)	(63,842)
Hill-Rom Holdings, Inc.	(1,777)	(96,544)
Hologic, Inc.(b)	(377)	(14,349)
IDEXX Laboratories, Inc.(b)	(492)	(31,557)
Varian Medical Systems, Inc.(b)	(6,826)	(575,636)
Total		(1,485,424)
Health Care Providers & Services (0.2)%
DaVita HealthCare Partners, Inc.(b)	(1,077)	(85,589)
Henry Schein, Inc.(b)	(368)	(52,300)
WellCare Health Plans, Inc.(b)	(7,385)	(626,470)
Total		(764,359)
Health Care Technology (0.2)%
athenahealth, Inc.(b)	(5,346)	(612,545)
Cerner Corp.(b)	(557)	(38,466)
Total		(651,011)
Life Sciences Tools & Services (0.1)%
Bruker Corp.(b)	(3,168)	(64,659)
Illumina, Inc.(b)	(1,345)	(293,694)
Mettler-Toledo International, Inc.(b)	(208)	(71,024)
Total		(429,377)
Pharmaceuticals (1.3)%
AbbVie, Inc.	(13,678)	(919,025)
Endo International PLC(b)	(2,973)	(236,799)
Mallinckrodt PLC(b)	(1,711)	(201,419)
Novo Nordisk A/S, ADR	(17,939)	(982,340)
Roche Holding AG, ADR	(3,143)	(110,225)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Shire PLC	(11,155)	(893,015)
Shire PLC, ADR	(767)	(185,223)
Zoetis, Inc.	(12,280)	(592,142)
Total		(4,120,188)
Total Health Care		(11,620,940)
INDUSTRIALS (2.1)%
Aerospace & Defense (0.1)%
Hexcel Corp.	(589)	(29,297)
Precision Castparts Corp.	(990)	(197,871)
Raytheon Co.	(1,856)	(177,582)
Total		(404,750)
Air Freight & Logistics (0.2)%
Expeditors International of Washington, Inc.	(15,979)	(736,712)
Airlines (0.3)%
Delta Air Lines, Inc.	(3,182)	(130,717)
Spirit Airlines, Inc.(b)	(3,504)	(217,598)
United Continental Holdings, Inc.(b)	(8,625)	(457,211)
Total		(805,526)
Building Products (0.3)%
Armstrong World Industries, Inc.(b)	(15,380)	(819,446)
Commercial Services & Supplies — %
Pitney Bowes, Inc.	(4,472)	(93,062)
Construction & Engineering (0.2)%
Fluor Corp.	(12,513)	(663,314)
Electrical Equipment — %
Emerson Electric Co.	(2,094)	(116,071)
Industrial Conglomerates (0.1)%
3M Co.	(1,342)	(207,071)
Machinery (0.3)%
Cummins, Inc.	(879)	(115,316)
Deere & Co.	(1,245)	(120,827)
PACCAR, Inc.	(12,650)	(807,197)
Total		(1,043,340)
Professional Services — %
ManpowerGroup, Inc.	(652)	(58,276)
Road & Rail (0.1)%
Con-way, Inc.	(3,919)	(150,372)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors (0.5)%
Air Lease Corp.	(4,182)	(141,770)
Fastenal Co.	(13,658)	(576,094)
MSC Industrial Direct Co., Inc., Class A	(11,778)	(821,751)
Total		(1,539,615)
Total Industrials		(6,637,555)
INFORMATION TECHNOLOGY (3.5)%
Communications Equipment (0.4)%
Arista Networks, Inc.(b)	(3,790)	(309,794)
JDS Uniphase Corp.(b)	(4,241)	(49,111)
Juniper Networks, Inc.	(35,744)	(928,272)
Total		(1,287,177)
Electronic Equipment, Instruments & Components (0.5)%
Corning, Inc.	(15,785)	(311,438)
Dolby Laboratories, Inc., Class A	(15,829)	(628,095)
Ingram Micro, Inc., Class A(b)	(8,906)	(222,917)
IPG Photonics Corp.(b)	(3,963)	(337,548)
Total		(1,499,998)
IT Services (0.3)%
Accenture PLC, Class A	(4,194)	(405,895)
International Business Machines Corp.	(791)	(128,664)
Xerox Corp.	(47,700)	(507,528)
Total		(1,042,087)
Semiconductors & Semiconductor Equipment (1.1)%
Analog Devices, Inc.	(4,895)	(314,186)
ASML Holding NV	(6,842)	(712,457)
Atmel Corp.	(16,869)	(166,244)
Cree, Inc.(b)	(2,334)	(60,754)
Intel Corp.	(3,194)	(97,146)
Linear Technology Corp.	(17,250)	(762,968)
Marvell Technology Group Ltd.	(45,860)	(604,664)
Teradyne, Inc.	(39,691)	(765,639)
Xilinx, Inc.	(2,713)	(119,806)
Total		(3,603,864)
Software (0.7)%
FireEye, Inc.(b)	(6,121)	(299,378)
Netsuite, Inc.(b)	(8,049)	(738,496)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
QLIK Technologies, Inc.(b)	(13,695)	(478,777)
SAP SE, ADR	(4,580)	(321,653)
Symantec Corp.	(10,574)	(245,846)
Zynga, Inc., Class A(b)	(69,103)	(197,635)
Total		(2,281,785)
Technology Hardware, Storage & Peripherals (0.5)%
Hewlett-Packard Co.	(13,361)	(400,963)
Lexmark International, Inc., Class A	(18,169)	(803,070)
NetApp, Inc.	(9,231)	(291,330)
SanDisk Corp.	(2,521)	(146,773)
Total		(1,642,136)
Total Information Technology		(11,357,047)
MATERIALS (0.6)%
Chemicals (0.3)%
Air Products & Chemicals, Inc.	(950)	(129,988)
Airgas, Inc.	(646)	(68,334)
Ecolab, Inc.	(3,967)	(448,549)
International Flavors & Fragrances, Inc.	(662)	(72,350)
WR Grace & Co.(b)	(3,008)	(301,702)
Total		(1,020,923)
Construction Materials (0.1)%
Vulcan Materials Co.	(3,125)	(262,281)
Containers & Packaging (0.1)%
MeadWestvaco Corp.	(7,349)	(346,800)
Owens-Illinois, Inc.(b)	(2,096)	(48,082)
Packaging Corp. of America	(910)	(56,866)
Total		(451,748)
Metals & Mining (0.1)%
Allegheny Technologies, Inc.	(6,463)	(195,183)
Total Materials		(1,930,135)
TELECOMMUNICATION SERVICES (0.1)%
Diversified Telecommunication Services (0.1)%
Verizon Communications, Inc.	(3,160)	(147,288)
Wireless Telecommunication Services — %
America Movil SAB de CV, Class L, ADR	(2,878)	(61,330)
Total Telecommunication Services		(208,618)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES (0.2)%
Electric Utilities — %
Pepco Holdings, Inc.	(899)	(24,219)
Southern Co. (The)	(1,460)	(61,174)
Total		(85,393)
Gas Utilities — %
Questar Corp.	(889)	(18,589)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(8,833)	(202,099)
Multi-Utilities (0.1)%
Consolidated Edison, Inc.	(700)	(40,516)
Sempra Energy	(1,752)	(173,343)
WEC Energy Group, Inc.	(377)	(16,942)
Total		(230,801)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Water Utilities — %
Aqua America, Inc.	(846)	(20,719)
Total Utilities		(557,601)
Total Common Stocks (Proceeds: $54,494,225)		(52,763,446)
Total Investments Sold Short (Proceeds: $54,494,225)		(52,763,446)
Total Investments, Net of Investments Sold Short		285,921,365
Other Assets & Liabilities, Net		36,359,035
Net Assets		322,280,400

At June 30, 2015, securities, cash and foreign cash totaling $110,154,820 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	07/24/2015	24,088,000 MXN	1,531,536 USD	1,524	—
Barclays Capital	07/29/2015	12,006,980 USD	15,684,000 AUD	74,394	—
Barclays Capital	07/29/2015	20,017,884 USD	158,002,000 NOK	120,915
Barclays Capital	07/29/2015	8,003,324 USD	11,732,000 NZD	—	(73,195)
Citigroup Global Markets Inc.	08/06/2015	5,200,000 SGD	3,827,131 USD	—	(31,557)
Citigroup Global Markets Inc.	08/06/2015	37,020,137 USD	50,300,000 SGD	305,250	—
Credit Suisse Securities (USA) L.L.C.	08/06/2015	2,900,000 AUD	2,208,965 USD		(23,920)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	2,500,000 CAD	2,007,664 USD	7,048	—
Credit Suisse Securities (USA) L.L.C.	08/06/2015	9,400,000 CAD	7,548,818 USD	26,501	—
Credit Suisse Securities (USA) L.L.C.	08/06/2015	3,100,000 CHF	3,319,616 USD	—	(728)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	2,100,000 CHF	2,248,772 USD	—	(493)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	197,300,000 JPY	1,576,477 USD	—	(36,349)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	79,800,000 NOK	10,089,627 USD	—	(79,692)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	9,498,206 NOK	1,200,919 USD	—	(9,485)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	1,000,000 NZD	704,420 USD	28,952
Credit Suisse Securities (USA) L.L.C.	08/06/2015	65,700,000 SEK	7,864,795 USD	—	(66,424)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	17,000,000 SEK	2,035,031 USD	—	(17,187)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	200,000 SGD	147,124 USD	—	(1,287)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	112,213 USD	100,000 EUR	—	(673)
Credit Suisse Securities (USA) L.L.C.	08/06/2015	2,901,792 USD	1,900,000 GBP	82,825	—
Credit Suisse Securities (USA) L.L.C.	08/06/2015	581,690 USD	72,800,000 JPY	13,412	—
Deutsche Bank Securities Inc.	07/29/2015	18,622,000 CHF	20,074,165 USD	134,831
Deutsche Bank Securities Inc.	08/06/2015	9,700,000 AUD	7,388,636 USD	—	(79,979)
Deutsche Bank Securities Inc.	08/06/2015	6,000,000 AUD	4,613,400 USD	—	(6,361)
Deutsche Bank Securities Inc.	08/06/2015	3,200,000 AUD	2,437,488 USD	—	(26,385)
Deutsche Bank Securities Inc.	08/06/2015	1,400,000 CAD	1,124,626 USD	4,281	—
Deutsche Bank Securities Inc.	08/06/2015	3,300,000 CAD	2,673,615 USD	32,801	—
Deutsche Bank Securities Inc.	08/06/2015	1,000,000 CHF	1,077,586 USD	6,507	—
Deutsche Bank Securities Inc.	08/06/2015	700,000 CHF	749,620 USD	—	(135)
Deutsche Bank Securities Inc.	08/06/2015	1,000,000 EUR	1,122,010 USD	6,619	—
Deutsche Bank Securities Inc.	08/06/2015	2,000,000 EUR	2,244,020 USD	13,237	—
Deutsche Bank Securities Inc.	08/06/2015	3,400,000 EUR	3,789,113 USD	—	(3,218)
Deutsche Bank Securities Inc.	08/06/2015	1,200,000 GBP	1,886,909 USD	1,888	—
Deutsche Bank Securities Inc.	08/06/2015	2,500,000 GBP	3,931,765 USD	4,638	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	08/06/2015	800,000 GBP	1,229,712 USD	—	(26,969)
Deutsche Bank Securities Inc.	08/06/2015	2,100,000 GBP	3,207,729 USD	—	(91,058)
Deutsche Bank Securities Inc.	08/06/2015	270,600,000 JPY	2,184,331 USD	—	(27,685)
Deutsche Bank Securities Inc.	08/06/2015	326,900,000 JPY	2,613,118 USD	—	(59,121)
Deutsche Bank Securities Inc.	08/06/2015	2,000,000 NOK	254,047 USD	—	(824)
Deutsche Bank Securities Inc.	08/06/2015	572,619 NOK	72,388 USD	—	(584)
Deutsche Bank Securities Inc.	08/06/2015	1,400,000 NZD	986,136 USD	40,480	—
Deutsche Bank Securities Inc.	08/06/2015	24,200,000 NZD	17,046,069 USD	699,732	—
Deutsche Bank Securities Inc.	08/06/2015	54,700,000 SEK	6,606,520 USD	3,206	—
Deutsche Bank Securities Inc.	08/06/2015	4,000,000 SEK	482,496 USD	—	(379)
Deutsche Bank Securities Inc.	08/06/2015	1,500,000 SGD	1,117,125 USD	4,042	—
Deutsche Bank Securities Inc.	08/06/2015	32,500,000 SGD	23,897,059 USD	—	(219,741)
Deutsche Bank Securities Inc.	08/06/2015	4,300,000 SGD	3,185,572 USD	—	(5,266)
Deutsche Bank Securities Inc.	08/06/2015	3,066,000 USD	4,000,000 AUD	13,841	—
Deutsche Bank Securities Inc.	08/06/2015	2,519,867 USD	3,300,000 AUD	21,002	—
Deutsche Bank Securities Inc.	08/06/2015	8,113,375 USD	10,100,000 CAD	—	(30,886)
Deutsche Bank Securities Inc.	08/06/2015	243,299 USD	300,000 CAD	—	(3,225)
Deutsche Bank Securities Inc.	08/06/2015	3,156,231 USD	3,900,000 CAD	—	(35,270)
Deutsche Bank Securities Inc.	08/06/2015	480,844 USD	600,000 CAD	—	(696)
Deutsche Bank Securities Inc.	08/06/2015	6,425,317 USD	6,000,000 CHF	1,155	—
Deutsche Bank Securities Inc.	08/06/2015	4,279,265 USD	4,000,000 CHF	5,050	—
Deutsche Bank Securities Inc.	08/06/2015	1,468,051 USD	1,300,000 EUR	—	(18,042)
Deutsche Bank Securities Inc.	08/06/2015	669,972 USD	600,000 EUR	—	(737)
Deutsche Bank Securities Inc.	08/06/2015	4,124,223 USD	2,700,000 GBP	117,074	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	08/06/2015	1,730,509 USD	1,100,000 GBP	—	(2,573)
Deutsche Bank Securities Inc.	08/06/2015	322,547 USD	39,900,000 JPY	3,615	—
Deutsche Bank Securities Inc.	08/06/2015	1,455,720 USD	179,800,000 JPY	14,053	—
Deutsche Bank Securities Inc.	08/06/2015	3,965,272 USD	492,300,000 JPY	59,027	—
Deutsche Bank Securities Inc.	08/06/2015	10,029,611 USD	1,254,700,000 JPY	226,916	—
Deutsche Bank Securities Inc.	08/06/2015	1,222,159 USD	149,200,000 JPY	—	(2,526)
Deutsche Bank Securities Inc.	08/06/2015	5,740,440 USD	45,100,000 NOK	6,882	—
Deutsche Bank Securities Inc.	08/06/2015	9,620,204 USD	76,100,000 NOK	77,605	—
Deutsche Bank Securities Inc.	08/06/2015	38,593 USD	300,000 NOK	—	(363)
Deutsche Bank Securities Inc.	08/06/2015	793,577 USD	6,200,000 NOK	—	(3,480)
Deutsche Bank Securities Inc.	08/06/2015	426,120 USD	600,000 NZD	—	(20,839)
Deutsche Bank Securities Inc.	08/06/2015	2,453,357 USD	3,600,000 NZD	—	(21,670)
Deutsche Bank Securities Inc.	08/06/2015	405,516 USD	600,000 NZD	—	(235)
Deutsche Bank Securities Inc.	08/06/2015	1,687,813 USD	14,100,000 SEK	14,321	—
Deutsche Bank Securities Inc.	08/06/2015	4,967,675 USD	41,500,000 SEK	42,151	—
Deutsche Bank Securities Inc.	08/06/2015	1,976,111 USD	16,300,000 SEK	—	(8,396)
Deutsche Bank Securities Inc.	08/06/2015	194,710 USD	1,600,000 SEK	—	(1,560)
Deutsche Bank Securities Inc.	08/06/2015	1,360,881 USD	11,200,000 SEK	—	(8,831)
Deutsche Bank Securities Inc.	08/06/2015	739,645 USD	1,000,000 SGD	2,410	—
Deutsche Bank Securities Inc.	08/06/2015	1,250,000 USD	1,700,000 SGD	11,494	—
Deutsche Bank Securities Inc.	08/06/2015	1,635,590 USD	2,200,000 SGD	—	(3,069)
Deutsche Bank Securities Inc.	08/06/2015	1,266,384 USD	1,700,000 SGD	—	(4,890)
HSBC Securities (USA), Inc.	07/29/2015	5,090,000 GBP	8,022,619 USD	26,517	—
HSBC Securities (USA), Inc.	07/29/2015	99,419,000 SEK	12,037,875 USD	38,176	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	08/06/2015	14,100,000 AUD	10,742,508 USD	—	(113,931)
HSBC Securities (USA), Inc.	08/06/2015	900,000 CHF	963,979 USD	8	—
HSBC Securities (USA), Inc.	08/06/2015	4,500,000 GBP	6,872,220 USD	—	(196,609)
HSBC Securities (USA), Inc.	08/06/2015	3,400,000 NOK	433,356 USD	77	—
HSBC Securities (USA), Inc.	08/06/2015	10,829,175 NOK	1,369,360 USD	—	(10,657)
HSBC Securities (USA), Inc.	08/06/2015	3,900,000 SGD	2,869,398 USD	—	(24,618)
HSBC Securities (USA), Inc.	08/06/2015	1,465,947 USD	1,900,000 AUD	—	(3,022)
HSBC Securities (USA), Inc.	08/06/2015	964,080 USD	1,200,000 CAD	—	(3,784)
HSBC Securities (USA), Inc.	08/06/2015	426,937 USD	400,000 CHF	1,495	—
HSBC Securities (USA), Inc.	08/06/2015	5,611,100 USD	5,000,000 EUR	—	(34,143)
HSBC Securities (USA), Inc.	08/06/2015	1,565,795 USD	1,400,000 EUR	—	(4,247)
HSBC Securities (USA), Inc.	08/06/2015	314,784 USD	200,000 GBP	—	(614)
HSBC Securities (USA), Inc.	08/06/2015	12,490,807 USD	1,562,500,000 JPY	281,826	—
HSBC Securities (USA), Inc.	08/06/2015	4,476,366 USD	35,400,000 NOK	34,836	—
HSBC Securities (USA), Inc.	08/06/2015	10,075,780 USD	14,300,000 NZD	—	(416,581)
HSBC Securities (USA), Inc.	08/06/2015	12,177,453 USD	101,700,000 SEK	99,640	—
HSBC Securities (USA), Inc.	08/06/2015	3,678,716 USD	5,000,000 SGD	31,561	—
Morgan Stanley	07/31/2015	4,311,000 EUR	4,807,239 USD	—	(795)
Standard Chartered Bank	07/24/2015	9,500,000 BRL	3,040,486 USD	9,919	—
Standard Chartered Bank	07/24/2015	612,000 GBP	962,961 USD	1,509	—
State Street Bank & Trust Company	08/06/2015	2,900,000 AUD	2,241,013 USD	8,128	—
State Street Bank & Trust Company	08/06/2015	800,000 CAD	642,544 USD	2,347	—
State Street Bank & Trust Company	08/06/2015	1,500,000 CAD	1,214,100 USD	13,730	—
State Street Bank & Trust Company	08/06/2015	1,700,000 CHF	1,824,796 USD	3,962	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	08/06/2015	6,000,000 EUR	6,732,612 USD	40,264	—
State Street Bank & Trust Company	08/06/2015	939,500,000 JPY	7,507,921 USD	—	(172,007)
State Street Bank & Trust Company	08/06/2015	4,600,000 NOK	590,129 USD	3,928	—
State Street Bank & Trust Company	08/06/2015	83,700,000 NOK	10,578,170 USD	—	(88,147)
State Street Bank & Trust Company	08/06/2015	2,700,000 NZD	1,902,452 USD	78,688	—
State Street Bank & Trust Company	08/06/2015	18,500,000 SEK	2,214,118 USD	—	(19,178)
State Street Bank & Trust Company	08/06/2015	400,000 SGD	297,360 USD	538	—
State Street Bank & Trust Company	08/06/2015	14,400,000 SGD	10,590,533 USD	—	(95,065)
State Street Bank & Trust Company	08/06/2015	228,590 USD	300,000 AUD	2,398	—
State Street Bank & Trust Company	08/06/2015	4,038,420 USD	5,300,000 AUD	42,369	—
State Street Bank & Trust Company	08/06/2015	1,766,997 USD	2,200,000 CAD		(6,455)
State Street Bank & Trust Company	08/06/2015	3,319,626 USD	3,100,000 CHF	718	—
State Street Bank & Trust Company	08/06/2015	3,533,796 USD	3,300,000 CHF	764	—
State Street Bank & Trust Company	08/06/2015	2,809,568 USD	2,500,000 EUR	—	(21,089)
State Street Bank & Trust Company	08/06/2015	673,261 USD	600,000 EUR	—	(4,026)
State Street Bank & Trust Company	08/06/2015	469,011 USD	300,000 GBP	2,244	—
State Street Bank & Trust Company	08/06/2015	610,951 USD	400,000 GBP	17,390	—
State Street Bank & Trust Company	08/06/2015	5,251,617 USD	647,600,000 JPY	42,179	—
State Street Bank & Trust Company	08/06/2015	3,091,873 USD	386,900,000 JPY	70,835	—
State Street Bank & Trust Company	08/06/2015	151,658 USD	1,200,000 NOK	1,264	—
State Street Bank & Trust Company	08/06/2015	556,444 USD	800,000 NZD	—	(16,069)
State Street Bank & Trust Company	08/06/2015	281,845 USD	400,000 NZD	—	(11,657)
State Street Bank & Trust Company	08/06/2015	430,855 USD	3,600,000 SEK	3,732	—
State Street Bank & Trust Company	08/06/2015	1,270,079 USD	10,400,000 SEK	—	(14,604)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	08/06/2015	661,908 USD	900,000 SGD	5,942	—
UBS Securities LLC	08/06/2015	5,400,000 AUD	4,177,278 USD	19,493	—
UBS Securities LLC	08/06/2015	8,500,000 CAD	6,826,958 USD	24,863	—
UBS Securities LLC	08/06/2015	600,000 CHF	648,171 USD	5,524	—
UBS Securities LLC	08/06/2015	9,500,000 CHF	10,171,350 USD	—	(3,898)
UBS Securities LLC	08/06/2015	500,000 CHF	535,528 USD	—	(11)
UBS Securities LLC	08/06/2015	1,000,000 CHF	1,070,668 USD	—	(410)
UBS Securities LLC	08/06/2015	400,000 EUR	448,852 USD	2,696	—
UBS Securities LLC	08/06/2015	1,000,000 EUR	1,134,337 USD	18,946	—
UBS Securities LLC	08/06/2015	1,700,000 EUR	1,917,041 USD	20,875	—
UBS Securities LLC	08/06/2015	1,800,000 GBP	2,748,897 USD	—	(78,635)
UBS Securities LLC	08/06/2015	2,615,200,000 JPY	20,895,706 USD	—	(482,207)
UBS Securities LLC	08/06/2015	478,600,000 JPY	3,902,103 USD	—	(10,205)
UBS Securities LLC	08/06/2015	189,600,000 JPY	1,514,923 USD	—	(34,960)
UBS Securities LLC	08/06/2015	3,500,000 NOK	448,857 USD	2,834	—
UBS Securities LLC	08/06/2015	25,400,000 NOK	3,283,351 USD	46,500	—
UBS Securities LLC	08/06/2015	1,300,000 NZD	886,310 USD	8,201	—
UBS Securities LLC	08/06/2015	400,000 NZD	281,744 USD	11,557	—
UBS Securities LLC	08/06/2015	1,100,000 NZD	755,509 USD	12,493	—
UBS Securities LLC	08/06/2015	7,200,000 NZD	5,002,517 USD	139,144	—
UBS Securities LLC	08/06/2015	16,600,000 SEK	2,041,695 USD	37,764	—
UBS Securities LLC	08/06/2015	109,300,000 SEK	13,081,314 USD	—	(113,242)
UBS Securities LLC	08/06/2015	20,700,000 SEK	2,477,431 USD	—	(21,447)
UBS Securities LLC	08/06/2015	400,000 SGD	297,347 USD	525	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities LLC	08/06/2015	5,500,000 SGD	4,047,308 USD	—	(33,997)
UBS Securities LLC	08/06/2015	1,066,282 USD	1,400,000 AUD	11,662	—
UBS Securities LLC	08/06/2015	11,500,613 USD	15,100,000 AUD	125,786	—
UBS Securities LLC	08/06/2015	2,163,218 USD	2,800,000 AUD	—	(7,330)
UBS Securities LLC	08/06/2015	617,944 USD	800,000 AUD	—	(1,976)
UBS Securities LLC	08/06/2015	1,460,995 USD	1,800,000 CAD	—	(20,551)
UBS Securities LLC	08/06/2015	650,918 USD	800,000 CAD	—	(10,721)
UBS Securities LLC	08/06/2015	2,650,466 USD	3,300,000 CAD	—	(9,653)
UBS Securities LLC	08/06/2015	645,901 USD	800,000 CAD	—	(5,704)
UBS Securities LLC	08/06/2015	1,522,976 USD	1,400,000 CHF	—	(23,465)
UBS Securities LLC	08/06/2015	6,732,786 USD	6,000,000 EUR	—	(40,438)
UBS Securities LLC	08/06/2015	448,474 USD	400,000 EUR	—	(2,317)
UBS Securities LLC	08/06/2015	1,090,289 USD	700,000 GBP	9,307	—
UBS Securities LLC	08/06/2015	1,985,315 USD	1,300,000 GBP	56,792	—
UBS Securities LLC	08/06/2015	7,936,625 USD	5,000,000 GBP	—	(82,371)
UBS Securities LLC	08/06/2015	741,574 USD	91,400,000 JPY	5,574	—
UBS Securities LLC	08/06/2015	1,048,952 USD	8,300,000 NOK	8,759	—
UBS Securities LLC	08/06/2015	2,603,424 USD	20,600,000 NOK	21,739	—
UBS Securities LLC	08/06/2015	11,621,940 USD	16,500,000 NZD	—	(476,711)
UBS Securities LLC	08/06/2015	482,194 USD	700,000 NZD	—	(9,366)
UBS Securities LLC	08/06/2015	6,546,524 USD	53,400,000 SEK	—	(100,145)
UBS Securities LLC	08/06/2015	5,666,231 USD	7,700,000 SGD	47,596	—
UBS Securities LLC	08/06/2015	224,531 USD	300,000 SGD	—	(1,914)
Total				3,735,293	(3,884,955)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	23	EUR	6,408,783	03/2016	—	(42)
3MO EUROYEN TFX	57	JPY	11,624,954	03/2016	—	(739)
90DAY EURO$	30	USD	7,446,000	03/2016	1,794	—
90DAY STERLING	38	GBP	7,399,252	03/2016	4,413	—
AUST 10Y BOND	27	AUD	2,609,428	09/2015	11,062	—
BANK ACCEPT	103	CAD	20,450,530	03/2016	26,602	—
CAC40 10 EURO	19	EUR	1,013,883	07/2015	—	(57,725)
CAN 10YR BOND	32	CAD	3,586,869	09/2015	15,126
CBOE VIX	30	USD	519,750	07/2015	—	(828)
CBOE VIX	21	USD	364,875	08/2015	470	—
CBOE VIX	13	USD	233,025	10/2015	941	—
Euro CHF 3MO ICE	57	CHF	15,392,347	03/2016	15,195	—
FTSE 100 IDX	8	GBP	816,296	09/2015	—	(21,318)
FTSE/MIB IDX	26	EUR	3,271,514	09/2015	—	(50,487)
LONG GILT	19	GBP	3,454,974	09/2015	—	(3,735)
MSCI SING IX ETS	107	SGD	5,907,503	07/2015	—	(60,189)
OMXS30 IND	271	SEK	5,040,071	07/2015	—	(234,259)
S&P500 EMINI	7	USD	719,040	09/2015		(10,622)
SPI 200	42	AUD	4,372,259	09/2015	—	(148,761)
TOPIX INDX	5	JPY	666,136	09/2015	—	(17,965)
US LONG BOND(CBT)	46	USD	6,938,813	09/2015	—	(17,629)
Total			108,236,302		75,603	(624,299)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	(261)	JPY	(31,336,634)	09/2015	—	(94,003)
90DAY EURO$	(71)	USD	(17,622,200)	03/2016	—	(6,405)
90DAY STERLING	(91)	GBP	(17,719,262)	03/2016	—	(12,684)
CBOE VIX	(54)	USD	(951,750)	09/2015	—	(4,190)
CBOE VIX	(12)	USD	(217,500)	11/2015	—	(1,531)
DAX INDEX	(2)	EUR	(613,251)	09/2015	—	(1,836)
EURO STOXX 50	(81)	EUR	(3,102,805)	09/2015	31,560	—
EURO-BUND	(25)	EUR	(4,236,428)	09/2015	2,365	—
FTSE 100 IDX	(23)	GBP	(2,346,850)	09/2015	67,959	—
HANG SENG IDX	(3)	HKD	(507,073)	07/2015	20,200	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
IBEX 35 INDX	(8)	EUR	(960,991)	07/2015	16,226	—
S&P/TSX 60 IX	(21)	CAD	(2,837,774)	09/2015	34,303	—
S&P500 EMINI	(23)	USD	(2,362,560)	09/2015	15,046	—
TOPIX INDX	(26)	JPY	(3,463,905)	09/2015	67,274	—
US 10YR NOTE (CBT)	(74)	USD	(9,336,719)	09/2015	11,447	—
Total			(97,615,702)		266,380	(120,649)

Credit Default Swap Contracts Outstanding at June 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX CDX North America Investment Grade 24-V1	06/20/2020	1.000	2,500,000	(634)	—	(634)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	980,100	(3,501)	—	(3,501)
Total						—	(4,135)

*Centrally cleared swap contract.

Notes to Consolidated Portfolio of Investments

(a)  This security or a portion of this security has been pledged as collateral in connection with securities sold short.

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	148,015,220	534,770,663	(420,813,043)	261,972,840	131,066	261,972,840

(e)  The rate shown is the seven-day current annualized yield at June 30, 2015.

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	9,455,701	—	—	9,455,701
Consumer Staples	3,353,795	—	—	3,353,795
Energy	5,340,577	—	—	5,340,577
Financials	10,923,006	—	—	10,923,006
Health Care	14,748,428	—	—	14,748,428
Industrials	8,328,823	—	—	8,328,823
Information Technology	15,148,034	—	—	15,148,034
Materials	2,481,296	—	—	2,481,296
Telecommunication Services	306,786	—	—	306,786
Utilities	1,096,515	—	—	1,096,515
Total Common Stocks	71,182,961	—	—	71,182,961
Foreign Government Obligations	—	5,529,010	—	5,529,010
Money Market Funds	261,972,840	—	—	261,972,840
Total Investments	333,155,801	5,529,010	—	338,684,811

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,596,004)	—	—	(6,596,004)
Consumer Staples	(2,019,954)	—	—	(2,019,954)
Energy	(3,967,492)	—	—	(3,967,492)
Financials	(7,868,100)	—	—	(7,868,100)
Health Care	(10,727,925)	(893,015)	—	(11,620,940)
Industrials	(6,637,555)	—	—	(6,637,555)
Information Technology	(11,357,047)	—	—	(11,357,047)
Materials	(1,930,135)	—	—	(1,930,135)
Telecommunication Services	(208,618)	—	—	(208,618)
Utilities	(557,601)	—	—	(557,601)
Total Common Stocks	(51,870,431)	(893,015)	—	(52,763,446)
Total Investments Sold Short	(51,870,431)	(893,015)	—	(52,763,446)
Total Investments, Net of Investments Sold Short	281,285,370	4,635,995	—	285,921,365
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	3,735,293	—	3,735,293
Futures Contracts	341,983	—	—	341,983
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,884,955)	—	(3,884,955)
Futures Contracts	(744,948)	—	—	(744,948)
Swap Contracts	—	(4,135)	—	(4,135)
Total	280,882,405	4,482,198	—	285,364,603

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $79,029,125)	$76,711,971
Affiliated issuers (identified cost $261,972,840)	261,972,840
Total investments (identified cost $341,001,965)	338,684,811
Cash collateral held at broker	39,311,813
Foreign cash collateral held at broker	941,552
Margin deposits	2,757,592
Unrealized appreciation on forward foreign currency exchange contracts	3,735,293
Receivable for:
Investments sold	3,109,664
Dividends	122,595
Interest	14,262
Foreign tax reclaims	8,265
Variation margin	291,061
Trustees' deferred compensation plan	11,212
Total assets	388,988,120
Liabilities
Securities sold short, at value (proceeds $54,494,225)	52,763,446
Due to custodian	28,113
Unrealized depreciation on forward foreign currency exchange contracts	3,884,955
Unrealized depreciation on swap contracts	4,135
Premiums received on outstanding swap contracts	93,579
Payable for:
Investments purchased	8,503,545
Capital shares purchased	1,107,480
Dividends and interest on securities sold short	13,360
Variation margin	247,441
Investment management fees	9,027
Distribution and/or service fees	32
Transfer agent fees	531
Administration fees	708
Compensation of board members	2,509
Chief compliance officer expenses	41
Other expenses	37,606
Trustees' deferred compensation plan	11,212
Total liabilities	66,707,720
Net assets applicable to outstanding capital stock	$322,280,400
Represented by
Trust capital	$322,280,400
Total — representing net assets applicable to outstanding capital stock	$322,280,400
Class 1

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Net assets	$317,536,889
Shares outstanding	32,474,440
Net asset value per share	$9.78
Class 2
Net assets	$4,743,511
Shares outstanding	488,659
Net asset value per share	$9.71

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$985,919
Dividends — affiliated issuers	131,066
Interest	247,890
Foreign taxes withheld	(6,578)
Total income	1,358,297
Expenses:
Investment management fees	1,715,544
Distribution and/or service fees
Class 2	5,491
Transfer agent fees
Class 1	99,596
Class 2	1,318
Administration fees	134,552
Compensation of board members	12,484
Custodian fees	9,415
Printing and postage fees	12,367
Professional fees	21,318
Dividends and interest on securities sold short	13,360
Chief compliance officer expenses	83
Other	5,835
Total expenses	2,031,363
Net investment loss	(673,066)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,855,309
Foreign currency translations	(266,164)
Forward foreign currency exchange contracts	6,332,362
Futures contracts	3,553,181
Securities sold short	32,613
Net realized gain	19,507,301
Net change in unrealized appreciation (depreciation) on:
Investments	(6,055,996)
Foreign currency translations	274,964
Forward foreign currency exchange contracts	(4,958,286)
Futures contracts	(1,631,982)
Securities sold short	(1,730,779)
Swap contracts	(4,135)
Net change in unrealized depreciation	(14,106,214)
Net realized and unrealized gain	5,401,087
Net increase in net assets resulting from operations	$4,728,021
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment loss	$(673,066)	$(1,217,064)
Net realized gain (loss)	19,507,301	(13,959,161)
Net change in unrealized appreciation (depreciation)	(14,106,214)	9,237,046
Net increase (decrease) in net assets resulting from operations	4,728,021	(5,939,179)
Decrease in net assets from capital stock activity	(17,152,025)	(34,121)
Total decrease in net assets	(12,424,004)	(5,973,300)
Net assets at beginning of period	334,704,404	340,677,704
Net assets at end of period	$322,280,400	$334,704,404

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,586	35,569	1,162,248	11,010,271
Redemptions	(1,795,982)	(17,730,950)	(1,163,158)	(11,019,077)
Net decrease	(1,792,396)	(17,695,381)	(910)	(8,806)
Class 2 shares
Subscriptions	90,206	885,393	167,854	1,584,884
Redemptions	(34,872)	(342,037)	(172,764)	(1,610,199)
Net increase (decrease)	55,334	543,356	(4,910)	(25,315)
Total net decrease	(1,737,062)	(17,152,025)	(5,820)	(34,121)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$9.65		$9.82	$10.04		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.14		0.17
Net realized and unrealized gain (loss)	0.15		(0.14)	(0.36)		(0.13)
Total from investment operations	0.13		(0.17)	(0.22)		0.04
Net asset value, end of period	$9.78		$9.65	$9.82		$10.04
Total return	1.35%		(1.73%)	(2.19%)		0.40%
Ratios to average net assets(b)
Total gross expenses	1.20	%(c)(d)	1.19%	1.25	%(d)	1.28	%(c)(d)
Total net expenses(e)	1.20	%(c)(d)	1.16%	1.18	%(d)	1.28	%(c)(d)
Net investment income (loss)	(0.40	%)(c)	(0.37%)	1.41%		2.49	%(c)
Supplemental data
Net assets, end of period (in thousands)	$317,537		$330,550	$336,391		$337,841
Portfolio turnover	95%		100%	213%		57%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$9.59		$9.78	$10.03		$10.00
Income from investment operations:
Net investment income (loss)	(0.03)		(0.06)	0.07		0.15
Net realized and unrealized gain (loss)	0.15		(0.13)	(0.32)		(0.12)
Total from investment operations	0.12		(0.19)	(0.25)		0.03
Net asset value, end of period	$9.71		$9.59	$9.78		$10.03
Total return	1.25%		(1.94%)	(2.49%)		0.30%
Ratios to average net assets(b)
Total gross expenses	1.46	%(c)(d)	1.44%	1.50	%(e)	1.48	%(c)(d)
Total net expenses(f)	1.46	%(c)(d)	1.41%	1.38	%(e)	1.48	%(c)(d)
Net investment income (loss)	(0.65	%)(c)	(0.62%)	0.74%		2.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$4,744		$4,155	$4,287		$3
Portfolio turnover	95%		100%	213%		57%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.01%.

(e)  Ratios include dividends and interest on securities sold short which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Diversified Absolute Return Fund (formerly known as Columbia Variable Portfolio — Multi-Strategy Alternatives Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective May 1, 2015, Columbia Variable Portfolio — Multi-Strategy Alternatives Fund was renamed Columbia Variable Portfolio — Diversified Absolute Return Fund.

Basis for Consolidation

Effective June 19, 2015, CVPDAR1 Offshore Fund, Ltd., CVPDAR2 Offshore Fund, Ltd. and CVPDAR3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Prior to June 19, 2015, VPGMA Offshore Fund, Ltd. was the Subsidiary and effective June 22, 2015, VPGMA Offshore Fund, Ltd. was renamed to CVPDAR3 Offshore Fund, Ltd. Each Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. At June 30, 2015, the net assets of CVPDAR1 Offshore Fund, Ltd. were $7,994,673 or 2.48% of the Fund's consolidated net assets, the net assets of CVPDAR2 Offshore Fund, Ltd. were $5,999,858 or 1.86% of the Fund's consolidated net assets and the net assets of CVPDAR3 Offshore Fund, Ltd. were $13,702,391 or 4.25% of the Fund's consolidated net assets. All intercompany transactions and balances have been eliminated in the consolidation process.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Consolidated Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.

Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to gain market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to gain market exposure to various currency, interest rate and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	253,978	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,735,293
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	88,005	*
Total		4,077,276
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Component of trust capital — unrealized depreciation on swap contracts	4,135	*
Credit risk	Premiums received on outstanding swap contracts	93,579
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	609,710	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,884,955
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	135,238	*
Total		4,727,617

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	172,306	172,306
Foreign exchange risk	6,332,362	—	6,332,362
Interest rate risk	—	3,380,875	3,380,875
Total	6,332,362	3,553,181	9,885,543

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(4,135)	(4,135)
Equity risk	—	60,582	—	60,582
Foreign exchange risk	(4,958,286)	—	—	(4,958,286)
Interest rate risk	—	(1,692,564)	—	(1,692,564)
Total	(4,958,286)	(1,631,982)	(4,135)	(6,594,403)

The following table is a summary of the average outstanding volume by derivative instrument for the period ended June 30, 2015.

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	145,497,855
Futures contracts — Short	228,391,721
Credit default Swap Contracts — buy protection	1,740,050
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,730,325	(2,927,191)

*Based on ending quarterly outstanding amounts for the period ended June 30, 2015.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Barclays ($)	Citigroup Global Markets Inc. ($)	Credit Suisse Securities (USA) L.L.C. ($)	Deutsche Bank Securities Inc. ($)	HSBC Securities (USA), Inc. ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	196,833	305,250	158,738	1,568,858	514,136	—	—	—	11,428	341,420	638,630	3,735,293
Total Assets	196,833	305,250	158,738	1,568,858	514,136	—	—	—	11,428	341,420	638,630	3,735,293

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

	Barclays ($)	Citigroup Global Markets Inc. ($)	Credit Suisse Securities (USA) L.L.C. ($)	Deutsche Bank Securities Inc. ($)	HSBC Securities (USA), Inc. ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	4,135	—	—	—	4,135
Forward foreign currency exchange contracts	73,195	31,557	236,238	714,993	808,206	—	795	—	—	448,297	1,571,674	3,884,955
Securities borrowed	—	—	—	—	—	52,763,446	—	—	—	—	—	52,763,446
Total Liabilities	73,195	31,557	236,238	714,993	808,206	52,763,446	795	4,135	—	448,297	1,571,674	56,652,536
Total Financial and Derivative Net Assets	123,638	273,693	(77,500)	853,865	(294,070)	(52,763,446)	(795)	(4,135)	11,428	(106,877)	(933,044)	(52,917,243)
Total collateral received (pledged)(c)	—	—	—	—	—	(52,763,446)	—	—	—	—	—	(52,763,446)
Net Amount(d)	123,638	273,693	(77,500)	853,865	(294,070)	—	(795)	(4,135)	11,428	(106,877)	(933,044)	(153,797)

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive distributions from holdings in equity securities, business development companies

(BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Consolidated Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.02% to 0.90% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 1.02% of the Fund's average daily net assets.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	1.24%	1.24%	1.33%
Class 2	1.49	1.49	1.58

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $99,180,383 and $177,589,640, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an

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42

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Short Selling Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund's short sales effectively leverage the Fund's assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Diversified Absolute Return Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement(1) and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

(1)  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the seventy-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the fourth and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain

Semiannual Report 2015
48

COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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COLUMBIA VARIABLE PORTFOLIO — DIVERSIFIED ABSOLUTE RETURN FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

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53

Columbia Variable Portfolio — Diversified Absolute Return Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1474 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	31
Board Consideration and Approval of Advisory Agreement	45
Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Strategic Income Fund (the Fund) Class 2 shares returned 2.77% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same time period.

■  During the same time period, the Bank of America Merrill Lynch (BofAML) U.S. Cash Pay High Yield Constrained Index returned 2.49%, the Citi Non-U.S. World Government Bond (All Maturities) Index (WGBI) — Unhedged returned -5.83% and the JPMorgan Emerging Markets Bond Index (EMBI) — Global returned 1.76%.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	07/05/94	2.87	1.10	6.46	6.11
Class 2	06/01/00	2.77	0.85	6.19	5.87
Barclays U.S. Aggregate Bond Index		-0.10	1.86	3.35	4.44
BofAML U.S. Cash Pay High Yield Constrained Index		2.49	-0.52	8.35	7.68
Citi Non-U.S. WGBI — Unhedged		-5.83	-13.49	0.33	2.63
J.P. Morgan EMBI — Global		1.76	-1.57	6.52	7.34

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

Effective at the close of business on August 29, 2014, the Fund compares its performance to that of the Barclays U.S. Aggregate Bond Index (replacing the Blended Benchmark and the Barclays U.S. Government/Credit Bond Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the Barclays U.S. Aggregate Bond Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. The Fund has also made available, for performance comparison purposes, one or more other measures of performance for markets in which the Fund may invest.

The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The BofAML U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.

The Citi Non-U.S. WGBI — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities.

The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Non-Agency	4.8
Commercial Mortgage-Backed Securities — Non-Agency	3.2
Common Stocks	0.0	(a)
Corporate Bonds & Notes	33.8
Foreign Government Obligations	16.1
Inflation-Indexed Bonds	1.3
Money Market Funds	11.5
Municipal Bonds	0.2
Residential Mortgage-Backed Securities — Agency	10.5
Residential Mortgage-Backed Securities — Non-Agency	12.0
Senior Loans	6.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	12.3
A rating	2.7
BBB rating	20.6
BB rating	18.5
B rating	22.8
CCC rating	6.7
D rating	0.3
Not rated	16.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Colin Lundgren, CFA

Brian Lavin, CFA

Gene Tannuzzo, CFA

Zach Pandl no longer serves as a Portfolio Manager of the Fund.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,028.70	1,021.42	3.42	3.41	0.68
Class 2	1,000.00	1,000.00	1,027.70	1,020.18	4.68	4.66	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 35.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.4%
Bombardier, Inc.(b) 03/15/20	7.750%	278,000	279,529
TransDigm, Inc. 07/15/22	6.000%	245,000	241,938
TransDigm, Inc.(b) 05/15/25	6.500%	139,000	137,610
Total			659,077
AUTOMOTIVE 0.2%
Gates Global LLC/Co.(b) 07/15/22	6.000%	150,000	135,750
ZF North America Capital, Inc.(b) 04/29/25	4.750%	157,000	151,996
Total			287,746
BANKING 1.7%
Agromercantil Senior Trust(b) 04/10/19	6.250%	108,000	111,240
Ally Financial, Inc. 03/30/25	4.625%	137,000	130,493
11/01/31	8.000%	463,000	554,442
Grupo Aval Ltd.(b) 09/26/22	4.750%	200,000	192,750
Industrial Senior Trust(b) 11/01/22	5.500%	102,000	98,685
Popular, Inc. 07/01/19	7.000%	95,000	95,000
Royal Bank of Scotland Group PLC 05/28/24	5.125%	1,634,000	1,632,011
Synovus Financial Corp. 02/15/19	7.875%	274,000	308,250
Total			3,122,871
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.2%
E*TRADE Financial Corp. 09/15/23	4.625%	422,000	414,615
National Financial Partners Corp.(b) 07/15/21	9.000%	38,000	37,525
Total			452,140
BUILDING MATERIALS 0.3%
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	244,000	247,660
Cemex SAB de CV 01/15/21	7.250%	317,000	334,498
Total			582,158

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CABLE AND SATELLITE 2.1%
Altice Financing SA(b) 02/15/23	6.625%	164,000	162,770
CCO Holdings LLC/Capital Corp. 09/30/22	5.250%	254,000	250,190
01/15/24	5.750%	210,000	211,050
CCO Holdings LLC/Capital Corp.(b) 05/01/25	5.375%	51,000	49,661
CSC Holdings LLC 11/15/21	6.750%	298,000	314,390
06/01/24	5.250%	77,000	73,920
DISH DBS Corp. 07/15/22	5.875%	525,000	514,500
11/15/24	5.875%	50,000	48,031
DigitalGlobe, Inc.(b) 02/01/21	5.250%	230,000	225,113
Hughes Satellite Systems Corp. 06/15/21	7.625%	440,000	484,088
Intelsat Jackson Holdings SA 04/01/21	7.500%	245,000	242,244
Sirius XM Radio, Inc.(b) 04/15/25	5.375%	92,000	88,780
UPCB Finance IV Ltd.(b) 01/15/25	5.375%	248,000	236,716
Unitymedia Hessen GmbH & Co. KG NRW(b) 01/15/25	5.000%	243,000	241,178
Virgin Media Secured Finance PLC(b) 01/15/26	5.250%	442,000	427,082
Ziggo Bond Finance BV(b) 01/15/25	5.875%	282,000	276,360
Total			3,846,073
CHEMICALS 1.4%
Angus Chemical Co.(b) 02/15/23	8.750%	165,000	168,300
Chemours Co. LLC (The)(b) 05/15/23	6.625%	168,000	162,750
05/15/25	7.000%	95,000	92,150
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	231,000	232,155
INEOS Group Holdings SA(b) 02/15/19	5.875%	162,000	162,810
Mexichem SAB de CV(b) 09/17/44	5.875%	200,000	185,000
NOVA Chemicals Corp.(b) 05/01/25	5.000%	257,000	257,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(b) 11/01/18	8.750%	685,000	698,700
Platform Specialty Products Corp.(b) 02/01/22	6.500%	269,000	277,742
Sibur Securities Ltd.(b) 01/31/18	3.914%	378,000	352,194
Total			2,589,765
CONSTRUCTION MACHINERY 0.2%
Ashtead Capital, Inc.(b) 07/15/22	6.500%	130,000	138,450
H&E Equipment Services, Inc. 09/01/22	7.000%	276,000	284,625
Total			423,075
CONSUMER CYCLICAL SERVICES 0.7%
ADT Corp. (The) 07/15/22	3.500%	247,000	223,535
APX Group, Inc. 12/01/19	6.375%	435,000	421,950
CEB, Inc.(b) 06/15/23	5.625%	37,000	37,185
IHS, Inc.(b) 11/01/22	5.000%	135,000	134,156
Interval Acquisition Corp.(b) 04/15/23	5.625%	250,000	253,125
Monitronics International, Inc. 04/01/20	9.125%	251,000	241,588
Total			1,311,539
CONSUMER PRODUCTS 0.3%
Serta Simmons Holdings LLC(b) 10/01/20	8.125%	168,000	177,660
Spectrum Brands, Inc.(b) 07/15/25	5.750%	110,000	111,650
Springs Industries, Inc. 06/01/21	6.250%	223,000	221,049
Tempur Sealy International, Inc. 12/15/20	6.875%	100,000	106,000
Total			616,359
DIVERSIFIED MANUFACTURING 0.2%
Entegris, Inc.(b) 04/01/22	6.000%	238,000	244,545
Metalloinvest Finance Ltd.(b) 07/21/16	6.500%	200,000	200,000
Total			444,545

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ELECTRIC 1.2%
AES Corp. (The) 07/01/21	7.375%		151,000	165,723
Berkshire Hathaway Energy Co. 02/01/45	4.500%		210,000	206,667
Companhia de Eletricidade do Estad(b) 04/27/16	11.750%	BRL	1,265,000	400,360
NRG Energy, Inc. 07/15/22	6.250%		300,000	304,500
NRG Yield Operating LLC(b) 08/15/24	5.375%		284,000	286,130
Pacific Gas & Electric Co. 02/15/44	4.750%		444,000	457,830
Talen Energy Supply LLC(b) 06/01/25	6.500%		119,000	119,000
TerraForm Power Operating LLC(b) 02/01/23	5.875%		284,000	288,260
Total				2,228,470
FINANCE COMPANIES 1.5%
Aircastle Ltd. 02/15/22	5.500%		99,000	101,042
International Lease Finance Corp. 01/15/22	8.625%		674,000	822,280
Navient Corp. 10/25/24	5.875%		592,000	556,480
OneMain Financial Holdings, Inc.(b) 12/15/21	7.250%		226,000	234,192
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%		278,000	265,490
Quicken Loans, Inc.(b) 05/01/25	5.750%		183,000	175,223
Springleaf Finance Corp. 10/01/23	8.250%		338,000	371,800
iStar Financial, Inc. 07/01/19	5.000%		234,000	230,783
Total				2,757,290
FOOD AND BEVERAGE 2.2%
B&G Foods, Inc. 06/01/21	4.625%		98,000	96,530
Constellation Brands, Inc. 05/01/23	4.250%		77,000	75,845
11/15/24	4.750%		130,000	130,325
Diamond Foods, Inc.(b) 03/15/19	7.000%		238,000	243,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grupo Bimbo SAB de CV(b) 06/27/44	4.875%	2,275,000	2,111,609
HJ Heinz Co.(b)(c) 07/15/45	5.200%	335,000	343,315
MHP SA(b) 04/02/20	8.250%	407,000	329,670
Molson Coors Brewing Co. 05/01/42	5.000%	495,000	481,888
Post Holdings, Inc. 02/15/22	7.375%	55,000	55,963
WhiteWave Foods Co. (The) 10/01/22	5.375%	327,000	344,985
Total			4,214,080
GAMING 1.4%
Boyd Gaming Corp. 05/15/23	6.875%	73,000	74,825
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	268,000	275,370
International Game Technology PLC(b) 02/15/25	6.500%	306,000	283,050
MGM Resorts International 12/15/21	6.625%	424,000	443,080
Pinnacle Entertainment, Inc. 08/01/21	6.375%	174,000	184,658
Scientific Games International, Inc. 12/01/22	10.000%	272,000	260,440
Scientific Games International, Inc.(b) 01/01/22	7.000%	225,000	232,312
Seminole Tribe of Florida, Inc.(b) 10/01/20	6.535%	55,000	58,575
10/01/20	7.804%	120,000	128,038
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	200,000	190,000
Tunica-Biloxi Gaming Authority(b)(d) 11/15/15	9.000%	923,000	507,650
Total			2,637,998
HEALTH CARE 2.2%
Alere, Inc.(b) 07/01/23	6.375%	90,000	91,575
CHS/Community Health Systems, Inc. 08/01/21	5.125%	190,000	193,562
02/01/22	6.875%	448,000	472,640
ConvaTec Finance International SA PIK(b)(e) 01/15/19	8.250%	81,000	79,583

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita HealthCare Partners, Inc. 05/01/25	5.000%	149,000	143,413
Emdeon, Inc. 12/31/19	11.000%	170,000	184,450
Fresenius Medical Care U.S. Finance II, Inc.(b) 01/31/22	5.875%	266,000	281,960
HCA, Inc. 05/01/23	4.750%	365,000	369,562
02/01/25	5.375%	681,000	692,100
Hologic, Inc.(b)(c) 07/15/22	5.250%	89,000	90,891
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	357,000	365,925
Sterigenics-Nordion Holdings LLC(b) 05/15/23	6.500%	55,000	55,825
Surgical Care Affiliates, Inc.(b) 04/01/23	6.000%	104,000	104,000
Teleflex, Inc. 06/15/24	5.250%	95,000	96,207
Tenet Healthcare Corp. 10/01/20	6.000%	468,000	499,005
Tenet Healthcare Corp.(b) 06/15/23	6.750%	445,000	453,900
Total			4,174,598
HEALTHCARE INSURANCE 0.3%
Centene Corp. 05/15/22	4.750%	584,000	601,520
HOME CONSTRUCTION 0.3%
Meritage Homes Corp. 04/01/22	7.000%	206,000	219,905
Standard Pacific Corp. 11/15/24	5.875%	117,000	120,510
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/23	5.875%	149,000	146,765
Total			487,180
INDEPENDENT ENERGY 3.4%
Antero Resources Corp. 12/01/22	5.125%	343,000	324,135
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	374,000	374,935
Chesapeake Energy Corp. 03/15/23	5.750%	636,000	575,580
Comstock Resources, Inc.(b) 03/15/20	10.000%	173,000	156,060

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concho Resources, Inc. 04/01/23	5.500%	614,000	614,000
CrownRock LP/Finance, Inc.(b) 02/15/23	7.750%	228,000	242,820
Diamondback Energy, Inc. 10/01/21	7.625%	223,000	238,610
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	337,000	361,011
EP Energy LLC/Everest Acquisition Finance, Inc.(b) 06/15/23	6.375%	239,000	239,598
Halcon Resources Corp. 05/15/21	8.875%	100,000	65,750
Hilcorp Energy I LP/Finance Co.(b) 12/01/24	5.000%	110,000	103,147
Kosmos Energy Ltd.(b) 08/01/21	7.875%	200,000	193,000
Laredo Petroleum, Inc. 03/15/23	6.250%	528,000	537,240
Matador Resources Co.(b) 04/15/23	6.875%	215,000	219,569
Oasis Petroleum, Inc. 03/15/22	6.875%	604,000	613,060
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	361,000	366,303
RSP Permian, Inc.(b) 10/01/22	6.625%	242,000	247,445
Range Resources Corp.(b) 05/15/25	4.875%	126,000	122,396
SM Energy Co. 06/01/25	5.625%	39,000	38,602
SandRidge Energy, Inc.(b) 06/01/20	8.750%	85,000	77,138
Whiting Petroleum Corp.(b) 04/01/23	6.250%	413,000	409,902
Zhaikmunai LLP 11/13/19	7.125%	273,000	258,326
Total			6,378,627
LEISURE 0.4%
AMC Entertainment, Inc.(b) 06/15/25	5.750%	105,000	102,900
Activision Blizzard, Inc.(b) 09/15/23	6.125%	517,000	554,483
LTF Merger Sub, Inc.(b) 06/15/23	8.500%	102,000	98,430
Total			755,813

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LIFE INSURANCE 0.1%
Five Corners Funding Trust(b) 11/15/23	4.419%	144,000	148,935
LODGING 0.1%
Playa Resorts Holding BV(b) 08/15/20	8.000%	270,000	279,450
MEDIA AND ENTERTAINMENT 2.5%
AMC Networks, Inc. 12/15/22	4.750%	329,000	329,000
Cable One, Inc.(b) 06/15/22	5.750%	56,000	56,700
Clear Channel Worldwide Holdings, Inc. 11/15/22	6.500%	457,000	475,851
MDC Partners, Inc.(b) 04/01/20	6.750%	310,000	308,837
Netflix, Inc.(b) 02/15/22	5.500%	18,000	18,585
02/15/25	5.875%	352,000	364,359
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	113,000	110,740
Outfront Media Capital LLC/Corp. 03/15/25	5.875%	518,000	533,540
Sky PLC(b) 11/26/22	3.125%	885,000	861,201
TEGNA, Inc.(b) 09/15/24	5.500%	69,000	68,310
Thomson Reuters Corp. 05/23/43	4.500%	455,000	411,874
Univision Communications, Inc.(b) 02/15/25	5.125%	739,000	713,283
iHeartCommunications, Inc.(b) 03/15/23	10.625%	392,000	370,440
Total			4,622,720
METALS 0.4%
ArcelorMittal 02/25/22	7.000%	302,000	326,160
06/01/25	6.125%	20,000	19,937
FMG Resources August 2006 Proprietary Ltd.(b) 03/01/22	9.750%	178,000	183,785
Vale Overseas Ltd. 01/11/22	4.375%	252,000	246,192
Total			776,074

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 2.0%
Blue Racer Midstream LLC/Finance Corp.(b) 11/15/22	6.125%	168,000	173,040
Columbia Pipeline Group, Inc.(b) 06/01/45	5.800%	495,000	487,803
Crestwood Midstream Partners LP/Finance Corp.(b) 04/01/23	6.250%	289,000	300,560
Energy Transfer Equity LP 01/15/24	5.875%	22,000	22,814
06/01/27	5.500%	258,000	257,355
Kinder Morgan Energy Partners LP 03/01/43	5.000%	660,000	575,927
MarkWest Energy Partners LP/Finance Corp. 12/01/24	4.875%	778,000	760,495
Rose Rock Midstream LP/Finance Corp.(b) 11/15/23	5.625%	81,000	78,367
Sabine Pass Liquefaction LLC(b) 03/01/25	5.625%	340,000	336,600
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	60,000	59,400
11/15/23	4.250%	497,000	459,725
Tesoro Logistics LP/Finance Corp.(b) 10/15/22	6.250%	216,000	223,560
Total			3,735,646
OIL FIELD SERVICES 0.1%
Transocean, Inc. 12/15/21	6.875%	60,000	54,000
10/15/22	4.300%	125,000	94,063
Total			148,063
OTHER FINANCIAL INSTITUTIONS 0.1%
FTI Consulting, Inc. 11/15/22	6.000%	88,000	91,740
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	137,000	141,453
Total			233,193
OTHER INDUSTRY 0.9%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	1,655,000	1,712,925
PACKAGING 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	143,000	146,218
Berry Plastics Corp. 07/15/23	5.125%	255,000	248,625
Total			394,843

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PAPER 0.1%
Inversiones CMPC SA(b) 09/15/24	4.750%	213,000	216,746
PHARMACEUTICALS 1.0%
Concordia Healthcare Corp.(b) 04/15/23	7.000%	196,000	196,000
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	134,000	136,178
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	145,000	145,362
Jaguar Holding Co. II/Merger Sub, Inc.(b) 12/01/19	9.500%	48,000	51,120
Mallinckrodt International Finance SA/CB LLC(b) 04/15/25	5.500%	171,000	165,870
Quintiles Transnational Corp.(b) 05/15/23	4.875%	102,000	102,510
Valeant Pharmaceuticals International, Inc.(b) 04/15/25	6.125%	1,016,000	1,045,210
Total			1,842,250
PROPERTY & CASUALTY 0.3%
HUB International Ltd.(b) 10/01/21	7.875%	605,000	617,100
RAILROADS 0.3%
Burlington Northern Santa Fe LLC 04/01/45	4.150%	185,000	170,626
Florida East Coast Holdings Corp.(b) 05/01/19	6.750%	219,000	219,548
Panama Canal Railway Co. 11/01/26	7.000%	151,657	150,140
Total			540,314
RESTAURANTS 0.1%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	191,000	188,135
RETAILERS 0.5%
Asbury Automotive Group, Inc. 12/15/24	6.000%	185,000	192,400
Penske Automotive Group, Inc. 12/01/24	5.375%	185,000	187,313
PetSmart, Inc.(b) 03/15/23	7.125%	187,000	195,882
Rite Aid Corp. 02/15/27	7.700%	274,000	321,950
Total			897,545

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
TECHNOLOGY 1.5%
Alliance Data Systems Corp.(b) 08/01/22	5.375%		406,000	399,910
Ancestry.com, Inc. 12/15/20	11.000%		309,000	350,715
Equinix, Inc. 04/01/23	5.375%		290,000	290,000
Goodman Networks, Inc. 07/01/18	12.125%		117,000	97,110
MSCI, Inc.(b) 11/15/24	5.250%		225,000	227,812
NCR Corp. 12/15/23	6.375%		75,000	79,500
NXP BV/Funding LLC(b) 06/15/22	4.625%		50,000	49,313
Nuance Communications, Inc.(b) 08/15/20	5.375%		193,000	194,448
Qualitytech LP/Finance Corp. 08/01/22	5.875%		236,000	237,180
Riverbed Technology, Inc.(b) 03/01/23	8.875%		95,000	92,150
SS&C Technologies Holdings, Inc.(b)(c) 07/15/23	5.875%		125,000	126,250
VeriSign, Inc.(b) 04/01/25	5.250%		365,000	364,087
Zebra Technologies Corp.(b) 10/15/22	7.250%		234,000	253,305
Total				2,761,780
TRANSPORTATION SERVICES 0.1%
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index)(b) 12/15/35	5.950%	MXN	4,305,846	271,336
WIRELESS 2.3%
Altice SA(b) 05/15/22	7.750%		345,000	333,787
Altice US Finance I Corp.(b) 07/15/23	5.375%		200,000	195,000
Altice US Finance II Corp.(b) 07/15/25	7.750%		65,000	63,050
Comcel Trust(b) 02/06/24	6.875%		402,000	423,105
Crown Castle International Corp. 04/15/22	4.875%		316,000	319,160

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Numericable-SFR(b) 05/15/22	6.000%	228,000	224,723
05/15/24	6.250%	216,000	212,490
SBA Communications Corp 07/15/22	4.875%	191,000	185,986
Sprint Communications, Inc.(b) 03/01/20	7.000%	567,000	616,726
Sprint Corp. 09/15/23	7.875%	380,000	370,614
T-Mobile USA, Inc. 03/01/23	6.000%	426,000	436,117
01/15/24	6.500%	53,000	54,723
03/01/25	6.375%	265,000	270,963
Wind Acquisition Finance SA(b) 07/15/20	4.750%	276,000	271,860
04/23/21	7.375%	293,000	296,296
Total			4,274,600
WIRELINES 2.5%
AT&T, Inc. 06/15/45	4.350%	1,010,000	862,253
CenturyLink, Inc. 03/15/22	5.800%	230,000	219,650
CenturyLink, Inc.(b) 04/01/25	5.625%	202,000	182,305
EarthLink Holdings Corp. 06/01/20	7.375%	214,000	222,560
Frontier Communications Corp. 07/01/21	9.250%	381,000	399,098
Level 3 Financing, Inc.(b) 05/01/25	5.375%	635,000	612,775
Telecom Italia SpA(b) 05/30/24	5.303%	342,000	340,290
Verizon Communications, Inc. 11/01/42	3.850%	1,249,000	1,032,332
Windstream Services LLC 10/15/20	7.750%	224,000	219,240
Zayo Group LLC/Capital, Inc.(b) 04/01/23	6.000%	598,000	590,645
Total			4,681,148
Total Corporate Bonds & Notes (Cost: $67,255,327)			66,913,727

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Agency(f) 11.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 10/01/26	8.000%	42,181	44,872
Federal Home Loan Mortgage Corp.(e)(g) CMO IO Series 2957 Class SW 04/15/35	5.815%	2,170,219	395,412
CMO IO Series 318 Class S1 11/15/43	5.765%	9,395,164	2,412,880
CMO IO Series 3761 Class KS 06/15/40	5.815%	3,330,393	395,276
Federal Home Loan Mortgage Corp.(g) CMO IO Series 4120 Class AI 11/15/39	3.500%	5,343,996	607,137
Federal National Mortgage Association 05/01/41	4.000%	355,598	376,170
Federal National Mortgage Association(c) 07/16/30- 07/14/45	3.000%	7,500,000	7,551,498
07/14/45	3.500%	2,000,000	2,061,094
Federal National Mortgage Association(e)(g) CMO IO Series 2006-5 Class N1 08/25/34	1.924%	7,733,019	210,817
CMO IO Series 2006-5 Class N2 02/25/35	1.946%	11,580,023	521,924
CMO IO Series 2010-135 Class MS 12/25/40	5.763%	2,307,001	410,873
Federal National Mortgage Association(g) CMO IO Series 2012-133 Class EI 07/25/31	3.500%	3,224,904	452,345
CMO IO Series 2012-139 Class IL 04/25/40	3.500%	4,770,173	582,596
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	6,902,108	1,249,594
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	3,036,385	565,493
Government National Mortgage Association(c) 07/20/45	3.000%	3,000,000	3,028,359
Total Residential Mortgage-Backed Securities — Agency (Cost: $19,621,217)			20,866,340

Residential Mortgage-Backed Securities — Non-Agency 12.7%

Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(b) 05/25/47	4.000%	1,666,344	1,670,509
BCAP LLC Trust CMO Series 2012-RR11 Class 9A2(b)(e) 07/26/37	4.000%	3,897,619	3,934,027
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A(b)(e) 11/28/29	3.844%	1,454,706	1,449,742

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CAM Mortgage Trust Series 2015-1 Class A(b)(e) 07/15/64	3.500%	2,000,000	2,000,000
CTS Corp.(b) 02/27/36	3.750%	1,000,000	986,250
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A1(b)(e) 11/25/37	2.614%	1,217,631	1,218,714
Credit Suisse Mortgage Capital Certificates(b) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	4,000,000	4,010,068
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	2,631,568	2,634,923
Credit Suisse Mortgage Capital Certificates(b)(e) Series 2008-4R Class 3A4 01/26/38	2.752%	3,250,000	3,018,064
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A3(b) 02/25/54	3.958%	1,250,000	1,250,000
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 04/25/33	5.500%	555,390	556,091
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M3(e) 12/25/27	4.087%	1,000,000	994,118
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $23,646,639)			23,722,506

Commercial Mortgage-Backed Securities — Non-Agency 3.4%

GS Mortgage Securities Trust Series 2007-GG10 Class AM(e) 08/10/45	5.795%	4,250,000	4,328,638
Invitation Homes Trust Series 2015-SFR3 Class F(b)(e) 08/17/32	4.933%	1,000,000	995,546
Morgan Stanley Capital I Trust Series 2005-IQ10 Class A4A(e) 09/15/42	5.230%	11,431	11,423
Rialto Real Estate Fund LLC Series 2015-LT7 Class B(b) 12/25/32	5.071%	1,000,000	999,997
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $6,371,880)			6,335,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency 5.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares CLO Ltd. Series 2014-32A Class C(b)(e) 11/15/25	4.474%	750,000	750,224
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC)(e) 09/25/34	5.865%	132,654	135,691
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A(b)(e) 07/25/18	4.250%	3,211,143	3,274,361
Octagon Investment Partners XXII Ltd. Series 2014-1A Class D1(b)(e) 11/22/25	4.176%	2,500,000	2,431,035
SPS Servicer Advance Receivables Trust Series 2015-T1 Class A(b) 06/15/45	2.530%	2,000,000	1,999,991
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1(b)(e) 03/25/55	3.500%	850,274	849,170
Total Asset-Backed Securities — Non-Agency (Cost: $9,329,251)			9,440,472

Inflation-Indexed Bonds(a) 1.4%

BRAZIL 0.6%
Brazil Notas do Tesouro Nacional 08/15/22	6.000%	BRL	1,529,070	491,118
08/15/30	6.000%	BRL	1,701,920	549,891
Total				1,041,009
ITALY 0.1%
Italy Buoni Poliennali Del Tesoro 09/15/41	2.550%	EUR	187,260	234,890
MEXICO 0.3%
Mexican Udibonos 11/15/40	4.000%	MXN	8,970,512	613,426
URUGUAY 0.4%
Uruguay Government International Bond 04/05/27	4.250%	UYU	21,724,559	766,790
Total Inflation-Indexed Bonds (Cost: $3,318,968)				2,656,115

Foreign Government Obligations(a)(f) 17.0%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ARGENTINA 0.2%
Argentina Bonar Bonds 04/17/17	7.000%		250,410	244,400
Provincia de Cordoba(b) 08/17/17	12.375%		199,000	202,980
Total				447,380
BRAZIL 1.1%
Brazil Notas do Tesouro Nacional Series F 01/01/25	10.000%	BRL	4,000,000	1,113,772
Brazilian Government International Bond 01/20/34	8.250%		537,000	667,222
Petrobras Global Finance BV 03/15/19	7.875%		298,000	316,539
Total				2,097,533
CANADA 0.3%
Canadian Government Bond 06/01/37	5.000%	CAD	540,000	634,731
COLOMBIA 1.0%
Colombia Government International Bond 01/18/41	6.125%		299,000	324,696
Ecopetrol SA 01/16/25	4.125%		136,000	125,501
05/28/45	5.875%		760,000	670,700
Emgesa SA ESP 01/25/21	8.750%	COP	433,000,000	174,873
Empresas Publicas de Medellin ESP(b) 02/01/21	8.375%	COP	1,466,000,000	593,104
09/10/24	7.625%	COP	136,000,000	50,533
Total				1,939,407
COSTA RICA 0.2%
Costa Rica Government International Bond(b) 03/12/45	7.158%		357,000	348,075
CROATIA 0.2%
Croatia Government International Bond(b) 01/26/24	6.000%		425,000	449,332
DOMINICAN REPUBLIC 1.2%
Banco de Reservas de La Republica Dominicana(b) 02/01/23	7.000%		208,000	207,396
Dominican Republic International Bond(b) 02/22/19	12.000%	DOP	9,690,000	229,558
01/08/21	14.000%	DOP	11,392,000	293,835
02/10/23	14.500%	DOP	3,600,000	96,446
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
04/20/27	8.625%		727,000	868,765
04/30/44	7.450%		437,000	477,423
Total				2,173,423
ECUADOR 0.1%
Ecuador Government International Bond(b) 03/24/20	10.500%		200,000	201,562
EL SALVADOR 0.1%
El Salvador Government International Bond(b) 01/18/27	6.375%		119,000	115,133
02/01/41	7.625%		153,000	151,470
Total				266,603
GEORGIA 0.3%
Georgian Railway JSC(b) 07/11/22	7.750%		512,000	545,280
GHANA 0.2%
Republic of Ghana(b) 08/07/23	7.875%		200,000	180,540
01/18/26	8.125%		200,000	182,040
Total				362,580
HUNGARY 0.6%
Hungary Government International Bond 11/22/23	5.750%		712,000	788,540
03/25/24	5.375%		318,000	344,632
Total				1,133,172
INDONESIA 2.9%
Indonesia Government International Bond(b) 03/13/20	5.875%		712,000	790,320
04/25/22	3.750%		475,000	467,875
01/15/45	5.125%		200,000	190,750
Indonesia Treasury Bond 09/15/19	11.500%	IDR	2,269,000,000	189,364
07/15/22	10.250%	IDR	2,723,000,000	224,486
03/15/24	8.375%	IDR	9,300,000,000	697,830
09/15/24	10.000%	IDR	1,147,000,000	94,713
05/15/27	7.000%	IDR	10,033,000,000	678,399
Majapahit Holding BV(b) 08/07/19	8.000%		194,000	223,585
06/29/37	7.875%		138,000	159,045
PT Pertamina Persero(b) 05/20/23	4.300%		564,000	540,030
PT Perusahaan Listrik Negara(b) 11/22/21	5.500%		1,014,000	1,070,003
Total				5,326,400

Foreign Government Obligations(a)(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
IRELAND 0.1%
Vnesheconombank Via VEB Finance PLC(b) 11/21/23	5.942%		252,000	219,240
IVORY COAST 0.2%
Ivory Coast Government International Bond(e) 12/31/32	5.750%		309,000	289,749
KAZAKHSTAN 0.5%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%		108,000	122,040
04/30/23	4.400%		572,000	521,950
11/07/44	6.000%		255,000	221,850
Total				865,840
MACEDONIA 0.1%
Macedonia Government Bond(b) 07/24/21	3.975%	EUR	100,000	106,492
MALAYSIA 0.2%
Malaysia Government Bond 10/31/19	3.654%	MYR	1,200,000	318,788
Petronas Capital Ltd. 08/12/19	5.250%		75,000	83,123
Total				401,911
MEXICO 2.6%
Comision Federal de Electricidad(b) 01/15/24	4.875%		329,000	336,403
Mexican Bonos 06/10/21	6.500%	MXN	50,000	3,313
06/09/22	6.500%	MXN	9,480,000	624,780
12/05/24	10.000%	MXN	15,000,000	1,221,998
06/03/27	7.500%	MXN	1,980,000	138,390
Mexico Government International Bond 01/11/40	6.050%		174,000	197,490
01/23/46	4.600%		204,000	188,700
Pemex Finance Ltd. 11/15/18	9.150%		271,250	309,879
(NPFGC) 08/15/17	10.610%		120,937	132,956
Pemex Project Funding Master Trust 01/21/21	5.500%		194,000	210,393
Petroleos Mexicanos 03/01/18	5.750%		469,000	510,192
09/12/24	7.190%	MXN	260,000	15,985
11/12/26	7.470%	MXN	4,700,000	282,194
06/02/41	6.500%		136,000	141,440
01/23/45	6.375%		484,000	499,085
Petroleos Mexicanos(b) 01/23/26	4.500%		102,000	99,874
Total				4,913,072

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(a)(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
MOROCCO 0.1%
Morocco Government International Bond(b) 12/11/22	4.250%		202,000	206,040
PARAGUAY 0.1%
Republic of Paraguay(b) 08/11/44	6.100%		212,000	216,770
PERU 0.8%
Corporacion Financiera de Desarrollo SA(b) 02/08/22	4.750%		800,000	830,671
Peruvian Government International Bond 08/12/26	8.200%	PEN	775,000	272,454
Peruvian Government International Bond(b) 08/12/20	7.840%	PEN	138,000	48,297
08/12/26	8.200%	PEN	835,000	293,547
Total				1,444,969
PHILIPPINES 0.2%
Philippine Government International Bond 01/15/21	4.950%	PHP	9,000,000	207,547
Power Sector Assets & Liabilities Management Corp.(b) 12/02/24	7.390%		120,000	157,650
Total				365,197
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds(b) 11/03/21	5.500%		418,000	447,711
REPUBLIC OF THE CONGO 0.1%
Republic of Congo(e) 06/30/29	4.000%		198,398	176,177
ROMANIA 0.3%
Romanian Government International Bond(b) 02/07/22	6.750%		132,000	153,780
08/22/23	4.375%		332,000	340,300
01/22/24	4.875%		110,000	116,050
Total				610,130
RUSSIAN FEDERATION 0.8%
Gazprom Neft OAO Via GPN Capital SA(b) 09/19/22	4.375%		426,000	359,970
Gazprom OAO Via Gaz Capital SA(b) 04/11/18	8.146%		278,000	297,112
03/07/22	6.510%		380,000	380,570
Russian Foreign Bond — Eurobond(b) 04/04/22	4.500%		300,000	293,625
04/04/42	5.625%		200,000	187,500
Total				1,518,777

Foreign Government Obligations(a)(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SERBIA 0.1%
Republic of Serbia(b) 12/03/18	5.875%	200,000	210,000
SOUTH AFRICA 0.1%
Transnet SOC Ltd.(b) 07/26/22	4.000%	200,000	191,000
TRINIDAD AND TOBAGO 0.5%
Petroleum Co. of Trinidad & Tobago Ltd.(b) 08/14/19	9.750%	774,000	901,710
TURKEY 1.3%
Export Credit Bank of Turkey(b) 04/24/19	5.875%	200,000	211,220
09/23/21	5.000%	200,000	201,750
Turkey Government International Bond 03/30/21	5.625%	353,000	380,499
02/05/25	7.375%	798,000	957,600
01/14/41	6.000%	333,000	350,815
02/17/45	6.625%	200,000	229,500
Total			2,331,384
URUGUAY 0.1%
Uruguay Government International Bond PIK 01/15/33	7.875%	138,786	186,320
ZAMBIA 0.2%
Zambia Government International Bond(b) 04/14/24	8.500%	318,000	319,590
Total Foreign Government Obligations (Cost: $32,234,708)			31,847,557

Municipal Bonds 0.3%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004(b)(d)(h)(i) 10/01/13	13.000%	332,106	165,827
PUERTO RICO 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(i) 07/01/35	8.000%	485,000	328,593
Total Municipal Bonds (Cost: $783,825)			494,420

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Senior Loans 7.0%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.2%
TASC, Inc. 1st Lien Term Loan(e)(j) 05/22/20	7.000%	321,750	324,366
AUTOMOTIVE 0.1%
Navistar, Inc. Tranche B Term Loan(e)(j) 08/17/17	5.750%	139,500	139,588
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.2%
RCS Capital Corp. 1st Lien Term Loan(e)(j) 04/29/19	6.500%	480,769	480,769
BUILDING MATERIALS 0.1%
Contech Engineered Solutions LLC Term Loan(e)(j) 04/29/19	6.250%	147,000	146,816
CABLE AND SATELLITE 0.2%
Encompass Digital Media, Inc. Tranche B 1st Lien Term Loan(e)(j) 06/06/21	5.500%	436,632	437,540
CHEMICALS 1.0%
Ascend Performance Materials Operations LLC Tranche B Term Loan(e)(j) 04/10/18	6.750%	291,709	247,952
HII Holding Corp. 2nd Lien Term Loan(e)(j) 12/21/20	9.500%	500,000	500,000
Oxea Finance & Cy SCA 2nd Lien Term Loan(e)(j) 07/15/20	8.250%	175,000	164,063
Ravago Holdings America, Inc. Term Loan(e)(j) 12/20/20	5.500%	987,500	991,825
Total			1,903,840
CONSUMER CYCLICAL SERVICES 0.1%
Creative Artists Agency LLC Term Loan(e)(j) 12/17/21	5.500%	124,688	125,623
CONSUMER PRODUCTS 0.1%
Fender Musical Instruments Corp. Term Loan(e)(j) 04/03/19	5.750%	98,250	98,168

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Varsity Brands 1st Lien Term Loan(e)(j) 12/10/21	5.000%	99,750	100,249
Total			198,417
DIVERSIFIED MANUFACTURING 0.1%
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan(e)(j) 05/06/22	8.250%	150,000	145,625
ELECTRIC 0.7%
TPF Generation Holdings LLC Term Loan(e)(j) 12/31/17	4.750%	994,914	952,630
Texas Competitive Electric Holdings Co. LLC Term Loan(e)(j) 08/21/15	4.673%	624,903	352,845
Windsor Financing LLC Tranche B Term Loan(e)(j) 12/05/17	6.250%	108,744	109,288
Total			1,414,763
ENVIRONMENTAL 0.2%
STI Infrastructure SARL Term Loan(e)(j) 08/22/20	6.250%	339,230	323,965
GAMING 1.0%
Amaya Holdings BV Tranche B 1st Lien Term Loan(c)(e)(j) 08/01/21	5.000%	500,000	499,125
Cannery Casino Resorts LLC 2nd Lien Term Loan(e)(j) 10/02/19	10.000%	100,000	90,900
Peppermill Casinos, Inc. Tranche B Term Loan(e)(j) 11/09/18	7.250%	389,958	389,958
Scientific Games International, Inc. Tranche B2 Term Loan(e)(j) 10/01/21	6.000%	995,000	993,885
Total			1,973,868
INDEPENDENT ENERGY 0.5%
Samson Investment Co. Tranche 1 2nd Lien Term Loan(e)(j) 09/25/18	5.000%	530,000	205,375
Templar Energy LLC 2nd Lien Term Loan(e)(j) 11/25/20	8.500%	1,000,000	734,000
Total			939,375

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 0.3%
Clear Channel Communications, Inc. Tranche D Term Loan(e)(j) 01/30/19	6.937%	417,100	384,587
Granite Broadcasting Tranche B 1st Lien Term Loan(e)(j) 05/23/18	6.750%	66,938	66,646
Radio One, Inc. Term Loan(e)(j) 12/31/18	4.780%	125,000	127,266
Total			578,499
OIL FIELD SERVICES 0.8%
Drillships Financing Holding, Inc. Tranche B1 Term Loan(e)(j) 03/31/21	6.000%	877,657	713,825
Fieldwood Energy LLC 2nd Lien Term Loan(e)(j) 09/30/20	8.375%	1,000,000	763,750
Total			1,477,575
OTHER INDUSTRY 0.2%
Sensus U.S.A., Inc. 2nd Lien Term Loan(e)(j) 05/09/18	8.500%	350,000	346,500
PAPER 0.2%
Caraustar Industries, Inc. Term Loan(e)(j) 05/01/19	8.000%	352,471	352,577
PROPERTY & CASUALTY 0.1%
Alliant Holdings I LLC Term Loan(e)(j) 12/20/19	5.000%	109,527	109,663
RETAILERS 0.5%
Academy Ltd. Tranche B Term Loan(c)(e)(j) 06/22/22	5.000%	75,000	74,938
Sports Authority, Inc. (The) Tranche B Term Loan(e)(j) 11/16/17	7.500%	948,449	816,851
Total			891,789
TECHNOLOGY 0.3%
Dell International LLC Tranche B2 Term Loan(e)(j) 04/29/20	4.000%	100,000	99,982

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Infogroup, Inc. Tranche B Term Loan(e)(j) 05/26/18	7.500%	247,500	236,362
Mitel US Holdings, Inc. Term Loan(e)(j) 04/29/22	5.000%	150,000	150,750
Total			487,094
TRANSPORTATION SERVICES 0.1%
Commercial Barge Line Co. 1st Lien Term Loan(e)(j) 09/22/19	7.500%	171,062	170,743
WIRELINES —%
Alaska Communications Systems Holdings, Inc. Term Loan(e)(j) 10/21/16	6.250%	78,202	77,983
Total Senior Loans (Cost: $14,480,288)			13,046,978

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp.(h)(k)(l)(m)	2,000	—

Total Financials	—
Total Common Stocks (Cost: $—)	—

Money Market Funds 12.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(n)(o)	22,685,621	22,685,621
Total Money Market Funds (Cost: $22,685,621)		22,685,621
Total Investments (Cost: $199,727,724)		198,009,340
Other Assets & Liabilities, Net		(10,783,210)
Net Assets		187,226,130

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, cash totaling $1,247,283 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	7/10/2015	10,093,500 EUR	11,323,100 USD	69,128	—
Citigroup Global Markets, Inc.	7/24/2015	5,180,000 NZD	3,540,634 USD	37,624	—
Deutsche Bank	7/24/2015	920,000 TRY	343,771 USD	2,880	—
Deutsche Bank	7/24/2015	333,636 USD	920,000 TRY	7,255	—
Goldman, Sachs & Co.	7/24/2015	8,520,000 MXN	554,280 USD	13,110	—
Goldman, Sachs & Co.	7/24/2015	769,958 USD	11,897,000 MXN	—	(14,288)
HSBC Securities (USA), Inc.	7/15/2015	2,200,000,000 COP	837,234 USD	—	(6,008)
HSBC Securities (USA), Inc.	7/24/2015	709,987 USD	450,000,000 CLP	—	(7,546)
J.P. Morgan Securities, Inc.	7/16/2015	254,000 SGD	186,897 USD	—	(1,648)
Morgan Stanley	7/24/2015	3,700,000 AUD	2,854,069 USD	3,105	—
Morgan Stanley	7/24/2015	1,818,194 USD	6,700,000 PLN	—	(37,390)
Standared Chartered Bank	7/24/2015	8,899,000 BRL	2,831,551 USD	—	(7,293)
Standared Chartered Bank	7/24/2015	1,065,000 PEN	335,645 USD	1,763	—
State Street Bank & Trust Company	7/24/2015	782,000 CAD	639,103 USD	13,197	—
State Street Bank & Trust Company	7/24/2015	2,827,673 USD	786,000,000 HUF	—	(51,110)
UBS Securities	7/9/2015	3,144,000 EUR	3,451,609 USD	—	(53,816)
Total				148,062	(179,099)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10YR BOND	48	AUD	4,638,983	09/2015	11,554	—
EURO-BTP	19	EUR	2,758,127	09/2015	—	(85,754)
US 2YR NOTE	61	USD	13,355,188	09/2015	21,622	—
US 5YR NOTE	140	USD	16,696,093	09/2015	79,011	—
Total			37,448,391		112,187	(85,754)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOND	(15)	EUR	(2,541,857)	09/2015	54,368	—
US 10YR NOTE (CBT)	(386)	USD	(48,702,346)	09/2015	245,503	—
US ULTRA BOND (CBT)	(92)	USD	(14,173,750)	09/2015	207,095	—
Total			(65,417,953)		506,966	—

Credit Default Swap Contracts Outstanding at June 30, 2015
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 23-V1	6/20/2020	1.00	8,000,000	763,684	(674,542)	(2,000)	87,142	—
Goldman Sachs International	CDX Emerging Markets Index 23-V1	6/20/2020	1.00	1,950,000	186,148	(169,763)	(487)	15,898	—
Morgan Stanley*	CDX North America High Yield 24-V1	6/20/2020	5.00	2,475,000	14,325	—	3,094	11,231	—
Total								114,271	—

*Centrally cleared swap contract

Credit Default Swap Contracts Outstanding at June 30, 2015
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 24-V1	6/20/2020	1.00	0.700	4,000,000	(10,944)	—	1,000	—	(9,944)
Total									—	(9,944)

* Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Interest Rate Swap Contracts Outstanding at June 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.9850	3/23/2025	USD	4,000,000	—	46,792	—
Morgan Stanley	U.S. CPI Urban Consumers NSA	Receive	1.9600	2/11/2025	USD	1,000,000	—	5,119	—
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.3200	6/8/2020	HUF	1,100,000,000	(17)	25,171	—
Total								77,082	—

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $82,960,354 or 44.31% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2015, the value of these securities amounted to $673,477, which represents 0.36% of net assets.

(e)  Variable rate security.

(f)  Principal and interest may not be guaranteed by the government.

(g)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(h)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at June 30, 2015 was $165,827, which represents 0.09% of net assets. Information concerning such security holdings at June 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/13 13.000%	10/4/2004	332,106
Fairlane Management Corp.	9/23/2002	—

(i)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2015, the value of these securities amounted to $494,420 or 0.26% of net assets.

(j)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)  Negligible market value.

(l)  Non-income producing investment.

(m)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(n)  The rate shown is the seven-day current annualized yield at June 30, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(o)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,365,790	712,254,485	(723,934,654)	22,685,621	38,024	22,685,621

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

COP  Colombian Peso

EUR  Euro

HUF  Hungarian Forint

MXN  Mexican Peso

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PLN  Polish Zlotch

SGD  Singapore Dollar

TRY  Turkish Lira

USD  US Dollar

UYU  Uruguay Pesos

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	66,913,727	—		66,913,727
Residential Mortgage-Backed Securities — Agency	—	20,866,340	—		20,866,340
Residential Mortgage-Backed Securities — Non-Agency	—	17,815,747	5,906,759		23,722,506
Commercial Mortgage-Backed Securities — Non-Agency	—	5,335,607	999,997		6,335,604
Asset-Backed Securities — Non-Agency	—	7,440,481	1,999,991		9,440,472
Inflation-Indexed Bonds	—	2,656,115	—		2,656,115
Foreign Government Obligations	—	31,324,164	523,393		31,847,557
Municipal Bonds	—	494,420	—		494,420
Senior Loans	—	10,333,826	2,713,152		13,046,978
Common Stocks
Financials	—	—	0	(a)	0 (a)
Money Market Funds	22,685,621	—	—		22,685,621
Total Investments	22,685,621	163,180,427	12,143,292		198,009,340
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	148,062	—		148,062
Futures Contracts	619,153	—	—		619,153
Swap Contracts	—	191,353	—		191,353
Liabilities
Forward Foreign Currency Exchange Contracts	—	(179,099)	—		(179,099)
Futures Contracts	(85,754)	—	—		(85,754)
Swap Contracts	—	(9,944)	—		(9,944)
Total	23,219,020	163,330,799	12,143,292		198,693,111

(a)  Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Derivative instruments are valued at unrealized appreciation (depreciation).

	Corporate Bonds & Notes ($)		Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)		Total ($)
Balance as of December 31, 2014	0	(a)	21,044,502	—	6,614,080	1,987,012	5,729,851	0	(a)	35,375,445
Increase (decrease) in accrued discounts/ premiums	—		(5,199)	—	—	(417)	311	—		(5,305)
Realized gain (loss)	—		(83,216)	—	—	86,852	(14,940)	—		(11,304)
Change in unrealized appreciation (depreciation)(a)	—		(162,629)	—	—	(25,209)	154,808	—		(33,030)
Sales	0	(a)	(12,879,199)	—	—	(1,524,845)	(2,440,703)	—		(16,844,747)
Purchases	—		992,500	999,997	1,999,991	—	491,122	—		4,483,610
Transfers into Level 3	—		—	—	—	—	488,775	—		488,775
Transfers out of Level 3	—		(3,000,000)	—	(6,614,080)	—	(1,696,072)	—		(11,310,152)
Balance as of June 30, 2015	—		5,906,759	999,997	1,999,991	523,393	2,713,152	0	(a)	12,143,292

(a) Rounds to zero.

(b) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2015 was $47,518, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(56,057), Foreign Government Obligations of $(25,209) and Senior Loans of $128,784.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans, foreign government obligations, and residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $177,042,103)	$175,323,719
Affiliated issuers (identified cost $22,685,621)	22,685,621
Total investments (identified cost $199,727,724)	198,009,340
Cash	270,150
Margin deposits	1,247,283
Unrealized appreciation on forward foreign currency exchange contracts	148,062
Unrealized appreciation on swap contracts	154,951
Premiums paid on outstanding swap contracts	844,322
Receivable for:
Investments sold	3,433,458
Capital shares sold	432
Dividends	2,928
Interest	1,961,712
Foreign tax reclaims	87,878
Variation margin	39,067
Expense reimbursement due from Investment Manager	17,454
Trustees' deferred compensation plan	49,097
Total assets	206,266,134
Liabilities
Foreign currency (cost $20,876)	20,831
Unrealized depreciation on forward foreign currency exchange contracts	179,099
Payable for:
Investments purchased	6,034,131
Investments purchased on a delayed delivery basis	12,338,925
Capital shares purchased	182,641
Dividends and interest on securities sold short	3,250
Variation margin	52,563
Investment management fees	87,261
Distribution and/or service fees	8,040
Transfer agent fees	9,878
Administration fees	11,525
Compensation of board members	4,085
Chief compliance officer expenses	154
Other expenses	58,524
Trustees' deferred compensation plan	49,097
Total liabilities	19,040,004
Net assets applicable to outstanding capital stock	$187,226,130

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Represented by
Paid-in capital	$101,689,492
Undistributed net investment income	63,849,637
Accumulated net realized gain	22,738,527
Unrealized appreciation (depreciation) on:
Investments	(1,718,384)
Foreign currency translations	(16,913)
Forward foreign currency exchange contracts	(31,037)
Futures contracts	533,399
Swap contracts	181,409
Total — representing net assets applicable to outstanding capital stock	$187,226,130
Class 1
Net assets	$150,486,406
Shares outstanding	16,797,085
Net asset value per share	$8.96
Class 2
Net assets	$36,739,724
Shares outstanding	4,128,206
Net asset value per share	$8.90

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$38,024
Interest	17,383,901
Foreign taxes withheld	(6,050)
Total income	17,415,875
Expenses:
Investment management fees	1,903,250
Distribution and/or service fees
Class 2	43,603
Transfer agent fees
Class 1	205,858
Class 2	10,465
Administration fees	244,740
Compensation of board members	18,413
Custodian fees	33,614
Printing and postage fees	18,942
Professional fees	33,683
Chief compliance officer expenses	238
Other	11,548
Total expenses	2,524,354
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(25,196)
Total net expenses	2,499,158
Net investment income	14,916,717
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	3,450,895
Foreign currency translations	(158,775)
Forward foreign currency exchange contracts	9,524,540
Futures contracts	(4,622,250)
Swap contracts	(2,172,611)
Net realized gain	6,021,799
Net change in unrealized appreciation (depreciation) on:
Investments	7,703,932
Foreign currency translations	78,739
Forward foreign currency exchange contracts	(1,626,014)
Futures contracts	544,388
Swap contracts	2,871,533
Net change in unrealized appreciation	9,572,578
Net realized and unrealized gain	15,594,377
Net increase in net assets resulting from operations	$30,511,094

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$14,916,717	$52,746,130
Net realized gain	6,021,799	19,155,866
Net change in unrealized appreciation (depreciation)	9,572,578	(23,651,348)
Net increase in net assets resulting from operations	30,511,094	48,250,648
Distributions to shareholders
Net investment income
Class 1	—	(40,834,891)
Class 2	—	(1,035,451)
Net realized gains
Class 1	—	(13,006,960)
Class 2	—	(356,744)
Total distributions to shareholders	—	(55,234,046)
Decrease in net assets from capital stock activity	(778,031,343)	(240,710,194)
Total decrease in net assets	(747,520,249)	(247,693,592)
Net assets at beginning of period	934,746,379	1,182,439,971
Net assets at end of period	$187,226,130	$934,746,379
Undistributed net investment income	$63,849,637	$48,932,920

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	687,811	6,001,409	15,103,761	135,283,846
Distributions reinvested	—	—	6,076,958	53,841,851
Redemptions	(87,375,851)	(786,064,758)	(48,449,007)	(428,594,367)
Net decrease	(86,688,040)	(780,063,349)	(27,268,288)	(239,468,670)
Class 2 shares
Subscriptions	457,972	4,064,094	462,414	4,111,110
Distributions reinvested	—	—	157,845	1,392,195
Redemptions	(229,959)	(2,032,088)	(755,263)	(6,744,829)
Net increase (decrease)	228,013	2,032,006	(135,004)	(1,241,524)
Total net decrease	(86,460,027)	(778,031,343)	(27,403,292)	(240,710,194)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$8.71		$8.77	$9.37	$8.73	$8.83		$8.60
Income from investment operations:
Net investment income	0.18		0.39	0.40	0.42	0.45		0.47
Net realized and unrealized gain (loss)	0.07		(0.05)	(0.37)	0.63	0.13	(a)	0.40
Total from investment operations	0.25		0.34	0.03	1.05	0.58		0.87
Less distributions to shareholders:
Net investment income	—		(0.30)	(0.40)	(0.41)	(0.68)		(0.64)
Net realized gains	—		(0.10)	(0.23)	—	—		—
Total distributions to shareholders	—		(0.40)	(0.63)	(0.41)	(0.68)		(0.64)
Net asset value, end of period	$8.96		$8.71	$8.77	$9.37	$8.73		$8.83
Total return	2.87%		3.77%	0.37%	12.25%	6.80%		10.43%
Ratios to average net assets(b)
Total gross expenses	0.69	%(c)	0.67%	0.67%	0.67%	0.68%		0.98%
Total net expenses(d)	0.68	%(c)	0.67%	0.67%	0.65%	0.58	%(e)	0.65	%(e)
Net investment income	4.15	%(c)	4.39%	4.37%	4.63%	5.22%		5.34%
Supplemental data
Net assets, end of period (in thousands)	$150,486		$900,978	$1,147,222	$1,011,055	$1,044,575		$37,602
Portfolio turnover	110%		130%	116%	112%	95%		78%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$8.66		$8.73	$9.33	$8.69	$8.79		$8.56
Income from investment operations:
Net investment income	0.17		0.37	0.37	0.40	0.43		0.44
Net realized and unrealized gain (loss)	0.07		(0.07)	(0.37)	0.62	0.13	(a)	0.41
Total from investment operations	0.24		0.30	—	1.02	0.56		0.85
Less distributions to shareholders:
Net investment income	—		(0.27)	(0.37)	(0.38)	(0.66)		(0.62)
Net realized gains	—		(0.10)	(0.23)	—	—		—
Total distributions to shareholders	—		(0.37)	(0.60)	(0.38)	(0.66)		(0.62)
Net asset value, end of period	$8.90		$8.66	$8.73	$9.33	$8.69		$8.79
Total return	2.77%		3.41%	0.12%	11.96%	6.56%		10.21%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.92%	0.92%	0.93%	1.08%		1.23%
Total net expenses(d)	0.93	%(c)	0.92%	0.92%	0.90%	0.91	%(e)	0.90	%(e)
Net investment income	3.96	%(c)	4.14%	4.11%	4.36%	5.01%		5.09%
Supplemental data
Net assets, end of period (in thousands)	$36,740		$33,769	$35,218	$37,516	$30,869		$27,747
Portfolio turnover	110%		130%	116%	112%	95%		78%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage the duration and yield curve exposure of the Fund. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	114,271	*
Credit risk	Premiums paid on outstanding swap contracts	844,305
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	148,062
Interest rate risk	Net assets — unrealized appreciation on futures contracts	619,153	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	77,082	*
Interest rate risk	Premiums paid on outstanding swap contracts	17
Total		1,802,890
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	9,944	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	179,099
Interest rate risk	Net assets — unrealized depreciation on futures contracts	85,754	*
Total		274,797

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	1,455,882	1,455,882
Foreign exchange risk	9,524,540	—	—	9,524,540
Interest rate risk	—	(4,622,250)	(3,628,493)	(8,250,743)
Total	9,524,540	(4,622,250)	(2,172,611)	2,729,679
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(834,261)	(834,261)
Foreign exchange risk	(1,626,014)	—	—	(1,626,014)
Interest rate risk	—	544,388	3,705,794	4,250,182
Total	(1,626,014)	544,388	2,871,533	1,789,907

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	88,882,546
Futures contracts — Short	120,890,168
Credit default swap contracts — buy protection	35,662,500
Credit default swap contracts — sell protection	2,000,000
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,136,099	(165,230)
Interest rate swap contracts	38,541	(3,106,948)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Barclays ($)	Citigroup Global Markets Inc. ($)	Deutsche Bank Securities Inc. ($)	Goldman Sachs & Co. ($)	HSBC Securities (USA), Inc. ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	—	—	4,097	—	—	—	4,097
Forward foreign currency exchange contracts	—	106,752	10,135	13,110	—	—	3,105	—	1,763	13,197	—	148,062
OTC credit default swap contracts(b)	761,684	—	—	185,661	—	—	—	—	—	—	—	947,345
OTC interest rate swap contracts(b)	—	—	—	—	—	46,792	5,119	—	—	—	—	51,911
Total Assets	761,684	106,752	10,135	198,771	—	46,792	8,224	4,097	1,763	13,197	—	1,151,415

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

	Barclays ($)	Citigroup Global Markets Inc. ($)	Deutsche Bank Securities Inc. ($)	Goldman Sachs & Co. ($)	HSBC Securities (USA), Inc. ($)	J.P. Morgan Securities, Inc. ($)	Morgan Stanley ($)(e)	Morgan Stanley ($)(e)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	—	—	—	—	—	14,481	—	—	—	14,481
Centrally cleared interest rate swap contracts(a)	—	—	—	—	—	—	—	5,878	—	—	—	5,878
Forward foreign currency exchange contracts	—	—	—	14,288	13,554	1,648	37,390	—	7,293	51,110	53,816	179,099
Total Liabilities	—	—	—	14,288	13,554	1,648	37,390	20,359	7,293	51,110	53,816	199,458
Total Financial and Derivative Net Assets	761,684	106,752	10,135	184,483	(13,554)	45,144	(29,166)	(16,262)	(5,530)	(37,913)	(53,816)	951,957
Total collateral received (pledged)(c)	670,000	—	—	184,483	—	45,144	—	(16,262)	—	—	—	883,365
Net Amount(d)	91,684	106,752	10,135	—	(13,554)	—	(29,166)	—	(5,530)	(37,913)	(53,816)	68,592

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

(e) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.528% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.69%	0.68%	0.69%
Class 2	0.94	0.93	0.94

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $199,728,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,243,000
Unrealized depreciation	(5,962,000)
Net unrealized depreciation	$(1,719,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $742,462,329 and $1,484,455,497, respectively, for the six months ended June 30, 2015, of which $612,402,420 and $624,594,540, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, one unaffiliated shareholder of record owned 16.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 81.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) commodity, currency or index or other instrument or asset may result in a substantial
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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Mortgage-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Strategic Income Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement(1) and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent

(1)  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the thirty-ninth, forty-eighth and twenty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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COLUMBIA VARIABLE PORTFOLIO — STRATEGIC INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
49

Columbia Variable Portfolio — Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1525 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Consolidated Portfolio of Investments	5
Consolidated Statement of Assets and Liabilities	32
Consolidated Statement of Operations	34
Consolidated Statement of Changes in Net Assets	35
Consolidated Financial Highlights	37
Notes to Consolidated Financial Statements	39
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	49
Important Information About This Report	57

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund) Class 2 shares returned -0.97% for the six-month period ended June 30, 2015.

■  The Fund underperformed the Citi Three-Month U.S. Treasury Bill Index, which returned 0.01% over the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/12	-0.91	15.11	7.07
Class 2	04/30/12	-0.97	14.96	6.83
Citi Three-Month U.S. Treasury Bill Index		0.01	0.02	0.05

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Holdings (%) (at June 30, 2015)(a)
Money Market Funds	57.4
Treasury Bills	36.9
Other Assets & Liabilities	5.7
Total	100.0

(a) Percentages indicated are based upon net assets. At period end, the Fund held investments in money market funds (including an affiliated fund) and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund's investment in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Market Exposure Through Derivatives Investments (%)(a) (at June 30, 2015)
Fixed Income Derivative Contracts	112.1
Commodities Derivative Contracts	(25.2)
Equity Derivative Contracts	20.3
Forward Foreign Currency Exchange Contracts	(7.2)
Total Notional Market Value of Derivative Contracts	100.0

(a) The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. Reflects notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each futures and swap contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding futures, foreign currency exchange contracts and swap contracts is $601,880,919. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the financial statements. At period end, the Fund held investments in an affiliated money market fund and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investment in derivatives. For further information on these holdings, see the Portfolio Holdings table below and the Consolidated Portfolio of Investments.

Portfolio Management

AQR Capital Management, LLC

Clifford Asness, Ph.D.

John Liew, Ph.D.

Brian Hurst

Yao Hua Ooi

Ari Levine, M.S.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	990.90	1,018.89	5.87	5.96	1.19
Class 2	1,000.00	1,000.00	990.30	1,017.60	7.16	7.25	1.45

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Treasury Bills 36.9%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills 07/30/15	0.070%	62,204,000	62,204,000
08/06/15	0.010%	24,131,000	24,130,634
10/01/15	0.020%	814,500	814,464
10/08/15	0.010%	814,500	814,472
12/03/15	0.040%	23,900,000	23,895,626
Total Treasury Bills (Cost: $111,851,118)			111,859,196

Money Market Funds 57.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(b)	101,931,049	101,931,049
JPMorgan Prime Money Market Fund, 0.010%(a)(c)	37,141,355	37,141,355
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost: $174,072,404)		174,072,404
Total Investments (Cost: $285,923,522)		285,931,600
Other Assets & Liabilities, Net		17,289,141
Net Assets		303,220,741

At June 30, 2015, cash and securities totaling $26,185,063 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	9/16/2015	50,000,000 CLP	78,161 USD	512	—
Citibank	9/16/2015	1,677,000 AUD	1,293,937 USD	5,500	—
Citibank	9/16/2015	723,000 AUD	560,419 USD	4,939	—
Citibank	9/16/2015	1,279,000 AUD	986,089 USD	3,435	—
Citibank	9/16/2015	1,337,000 AUD	1,029,869 USD	2,653	—
Citibank	9/16/2015	11,095,000 AUD	8,525,701 USD	1,428	—
Citibank	9/16/2015	236,000 AUD	181,733 USD	414	—
Citibank	9/16/2015	2,460,000 AUD	1,880,729 USD	—	(9,285)
Citibank	9/16/2015	2,138,000 AUD	1,626,689 USD	—	(15,934)
Citibank	9/16/2015	4,015,000 AUD	3,060,068 USD	—	(24,651)
Citibank	9/16/2015	709,000 AUD	544,478 USD	—	(246)
Citibank	9/16/2015	2,165,000 AUD	1,656,591 USD	—	(6,776)
Citibank	9/16/2015	2,035,000 AUD	1,554,385 USD	—	(9,103)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	10,590,000 BRL	3,197,927 USD	—	(114,471)
Citibank	9/16/2015	100,000 BRL	30,405 USD	—	(874)
Citibank	9/16/2015	3,847,000 CAD	3,115,512 USD	38,641	—
Citibank	9/16/2015	4,489,000 CAD	3,610,470 USD	20,120	—
Citibank	9/16/2015	2,628,000 CAD	2,110,311 USD	8,409	—
Citibank	9/16/2015	2,388,000 CAD	1,914,229 USD	4,281	—
Citibank	9/16/2015	1,539,000 CAD	1,234,598 USD	3,690	—
Citibank	9/16/2015	306,000 CAD	247,904 USD	3,162	—
Citibank	9/16/2015	1,788,000 CAD	1,431,080 USD	1,019	—
Citibank	9/16/2015	147,000 CAD	118,381 USD	809	—
Citibank	9/16/2015	427,000 CAD	342,149 USD	629	—
Citibank	9/16/2015	9,000 CAD	7,353 USD	154	—
Citibank	9/16/2015	4,000 CAD	3,259 USD	60	—
Citibank	9/16/2015	31,000 CAD	24,768 USD	—	(26)
Citibank	9/16/2015	2,604,000 CAD	2,079,540 USD	—	(3,167)
Citibank	9/16/2015	546,000 CHF	586,550 USD	790	—
Citibank	9/16/2015	31,295 CHF	33,775 USD	201	—
Citibank	9/16/2015	10,000 CHF	10,761 USD	33	—
Citibank	9/16/2015	4,000 CHF	4,319 USD	28	—
Citibank	9/16/2015	34,618 CHF	37,159 USD	20	—
Citibank	9/16/2015	22,183 CHF	23,649 USD	—	(150)
Citibank	9/16/2015	34,904 CHF	37,426 USD	—	(19)
Citibank	9/16/2015	19,000 CHF	20,352 USD	—	(32)
Citibank	9/16/2015	8,000 CHF	8,575 USD	—	(8)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	100,000,000 CLP	158,352 USD	3,054	—
Citibank	9/16/2015	110,000,000 CLP	173,843 USD	3,016	—
Citibank	9/16/2015	73,347,346 CLP	116,579 USD	2,672	—
Citibank	9/16/2015	21,652,654 CLP	34,547 USD	921	—
Citibank	9/16/2015	40,000,000 CLP	63,022 USD	902	—
Citibank	9/16/2015	20,000,000 CLP	31,271 USD	212	—
Citibank	9/16/2015	60,000,000 CLP	93,312 USD	133	—
Citibank	9/16/2015	150,000,000 CLP	233,052 USD	105	—
Citibank	9/16/2015	10,000,000 CLP	15,535 USD	5	—
Citibank	9/16/2015	1,060,000,000 COP	413,199 USD	9,755	—
Citibank	9/16/2015	66,000,000 CZK	2,723,646 USD	22,489	—
Citibank	9/16/2015	8,000,000 CZK	329,238 USD	1,825	—
Citibank	9/16/2015	1,000,000 CZK	40,935 USD	9	—
Citibank	9/16/2015	14,050,081 EUR	15,916,233 USD	235,411	—
Citibank	9/16/2015	12,527,000 EUR	14,091,447 USD	110,484	—
Citibank	9/16/2015	4,643,000 EUR	5,277,310 USD	95,414	—
Citibank	9/16/2015	9,921,000 EUR	11,160,199 USD	87,705	—
Citibank	9/16/2015	9,366,721 EUR	10,527,028 USD	73,146	—
Citibank	9/16/2015	13,581,745 EUR	15,221,834 USD	63,706	—
Citibank	9/16/2015	8,206,332 EUR	9,216,207 USD	57,396	—
Citibank	9/16/2015	3,437,000 EUR	3,877,906 USD	41,986	—
Citibank	9/16/2015	4,728,000 EUR	5,306,512 USD	29,750	—
Citibank	9/16/2015	2,415,000 EUR	2,717,585 USD	22,285	—
Citibank	9/16/2015	2,920,000 EUR	3,272,593 USD	13,680	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	1,542,000 EUR	1,729,318 USD	8,343	—
Citibank	9/16/2015	364,000 EUR	411,825 USD	5,577	—
Citibank	9/16/2015	514,000 EUR	578,460 USD	4,802	—
Citibank	9/16/2015	1,461,000 EUR	1,633,859 USD	3,286	—
Citibank	9/16/2015	120,000 EUR	135,560 USD	1,632	—
Citibank	9/16/2015	56,000 EUR	63,789 USD	1,289	—
Citibank	9/16/2015	40,000 EUR	45,149 USD	507	—
Citibank	9/16/2015	13,000 EUR	14,781 USD	272	—
Citibank	9/16/2015	13,000 EUR	14,158 USD	—	(351)
Citibank	9/16/2015	7,629,000 EUR	8,334,792 USD	—	(179,678)
Citibank	9/16/2015	36,000 EUR	39,588 USD	—	(591)
Citibank	9/16/2015	9,366,720 EUR	10,218,320 USD	—	(235,561)
Citibank	9/16/2015	11,708,402 EUR	12,961,777 USD	—	(105,577)
Citibank	9/16/2015	890,000 EUR	988,627 USD	—	(4,672)
Citibank	9/16/2015	2,375,000 EUR	2,631,636 USD	—	(19,021)
Citibank	9/16/2015	351,000 GBP	554,545 USD	3,346	—
Citibank	9/16/2015	150,000 GBP	238,277 USD	2,722	—
Citibank	9/16/2015	507,000 GBP	780,235 USD	—	(15,941)
Citibank	9/16/2015	1,485,000 GBP	2,279,780 USD	—	(52,215)
Citibank	9/16/2015	1,070,000 GBP	1,635,067 USD	—	(45,225)
Citibank	9/16/2015	144,000 GBP	219,863 USD	—	(6,270)
Citibank	9/16/2015	1,710,000 GBP	2,619,184 USD	—	(66,144)
Citibank	9/16/2015	1,456,000 GBP	2,225,579 USD	—	(60,875)
Citibank	9/16/2015	4,186,000 GBP	6,448,436 USD	—	(125,120)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	140,000 GBP	218,486 USD	—	(1,365)
Citibank	9/16/2015	2,580,000 HKD	332,739 USD	—	(70)
Citibank	9/16/2015	770,000,000 HUF	2,779,094 USD	61,116	—
Citibank	9/16/2015	160,000,000 HUF	578,377 USD	13,602	—
Citibank	9/16/2015	180,000,000 HUF	647,720 USD	12,348	—
Citibank	9/16/2015	130,000,000 HUF	468,445 USD	9,565	—
Citibank	9/16/2015	180,000,000 HUF	640,658 USD	5,286	—
Citibank	9/16/2015	50,000,000 HUF	179,828 USD	3,336	—
Citibank	9/16/2015	50,000,000 HUF	179,298 USD	2,806	—
Citibank	9/16/2015	50,000,000 HUF	178,796 USD	2,304	—
Citibank	9/16/2015	7,107,449,950 IDR	526,182 USD	3,209	—
Citibank	9/16/2015	7,112,291,354 IDR	525,083 USD	1,753	—
Citibank	9/16/2015	3,558,431,896 IDR	262,555 USD	722	—
Citibank	9/16/2015	5,336,303,009 IDR	392,604 USD	—	(47)
Citibank	9/16/2015	3,581,294,081 IDR	262,287 USD	—	(1,228)
Citibank	9/16/2015	1,604,229,710 IDR	116,543 USD	—	(1,497)
Citibank	9/16/2015	1,800,000,000 IDR	131,482 USD	—	(964)
Citibank	9/16/2015	2,200,000,000 IDR	161,823 USD	—	(55)
Citibank	9/16/2015	290,793 ILS	75,919 USD	—	(1,161)
Citibank	9/16/2015	309,207 ILS	80,336 USD	—	(1,625)
Citibank	9/16/2015	1,000,000 ILS	260,655 USD	—	(4,414)
Citibank	9/16/2015	2,021,908 INR	31,164 USD	—	(254)
Citibank	9/16/2015	3,034,050 INR	46,767 USD	—	(378)
Citibank	9/16/2015	4,048,252 INR	62,357 USD	—	(547)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	3,036,664 INR	46,459 USD	—	(727)
Citibank	9/16/2015	4,859,126 INR	74,692 USD	—	(812)
Citibank	9/16/2015	51,000,000	780,055 INR	— USD	(12,417)
Citibank	9/16/2015	40,000,000 INR	613,478 USD	—	(8,068)
Citibank	9/16/2015	44,000,000 INR	678,589 USD	—	(5,112)
Citibank	9/16/2015	8,450,000 JPY	69,184 USD	69	—
Citibank	9/16/2015	422,000 JPY	3,404 USD	—	(47)
Citibank	9/16/2015	2,130,598,873 JPY	17,251,073 USD	—	(175,657)
Citibank	9/16/2015	121,520,000 JPY	980,899 USD	—	(13,045)
Citibank	9/16/2015	2,125,133,267 JPY	17,069,961 USD	—	(312,065)
Citibank	9/16/2015	1,584,624,231 JPY	12,802,924 USD	—	(158,136)
Citibank	9/16/2015	1,813,925,947 JPY	14,590,899 USD	—	(245,680)
Citibank	9/16/2015	2,570,585,000 JPY	20,709,584 USD	—	(315,909)
Citibank	9/16/2015	1,485,544,000 JPY	11,932,834 USD	—	(217,822)
Citibank	9/16/2015	1,679,163,681 JPY	13,511,036 USD	—	(223,287)
Citibank	9/16/2015	190,000,000 JPY	1,528,629 USD	—	(25,431)
Citibank	9/16/2015	31,271,000 JPY	251,800 USD	—	(3,973)
Citibank	9/16/2015	609,046,000 JPY	4,961,816 USD	—	(19,732)
Citibank	9/16/2015	8,509,000 JPY	69,047 USD	—	(550)
Citibank	9/16/2015	11,396,000 JPY	92,482 USD	—	(729)
Citibank	9/16/2015	361,119,000 JPY	2,926,320 USD	—	(27,367)
Citibank	9/16/2015	22,206,000 JPY	180,590 USD	—	(1,038)
Citibank	9/16/2015	3,603,000 JPY	29,417 USD	—	(53)
Citibank	9/16/2015	136,223,000 JPY	1,108,384 USD	—	(5,820)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	56,520,000 JPY	460,214 USD	—	(2,078)
Citibank	9/16/2015	3,760,000 JPY	30,362 USD	—	(392)
Citibank	9/16/2015	65,706,000 JPY	531,877 USD	—	(5,550)
Citibank	9/16/2015	61,140,000 JPY	493,737 USD	—	(6,343)
Citibank	9/16/2015	960,000,000 KRW	862,351 USD	6,563	—
Citibank	9/16/2015	790,000,000 KRW	710,697 USD	6,455	—
Citibank	9/16/2015	1,220,000,000 KRW	1,091,208 USD	3,645	—
Citibank	9/16/2015	530,000,000 KRW	475,674 USD	3,208	—
Citibank	9/16/2015	1,230,000,000 KRW	1,098,261 USD	1,784	—
Citibank	9/16/2015	270,000,000 KRW	241,135 USD	444	—
Citibank	9/16/2015	140,000,000 KRW	125,092 USD	289	—
Citibank	9/16/2015	40,000,000 KRW	35,724 USD	66	—
Citibank	9/16/2015	2,700,000,000 KRW	2,406,610 USD	—	(291)
Citibank	9/16/2015	890,000,000 KRW	790,677 USD	—	(2,709)
Citibank	9/16/2015	68,459,000 NOK	8,763,161 USD	47,416	—
Citibank	9/16/2015	29,083,000 NOK	3,741,488 USD	38,834	—
Citibank	9/16/2015	7,924,000 NOK	1,019,328 USD	10,497	—
Citibank	9/16/2015	4,383,000 NOK	565,828 USD	7,814	—
Citibank	9/16/2015	1,468,000 NOK	189,127 USD	2,231	—
Citibank	9/16/2015	14,086,000 NOK	1,795,321 USD	1,985	—
Citibank	9/16/2015	1,065,000 NOK	136,580 USD	992	—
Citibank	9/16/2015	28,941,000 NOK	3,684,152 USD	—	(424)
Citibank	9/16/2015	3,790,000 NOK	480,958 USD	—	(1,559)
Citibank	9/16/2015	9,319,000 NOK	1,176,648 USD	—	(9,785)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	14,460,000 NZD	10,213,325 USD	479,065	—
Citibank	9/16/2015	7,853,000 NZD	5,531,631 USD	245,106	—
Citibank	9/16/2015	4,423,000 NZD	3,174,737 USD	197,238	—
Citibank	9/16/2015	3,209,000 NZD	2,304,730 USD	144,478	—
Citibank	9/16/2015	3,909,000 NZD	2,706,551 USD	75,069	—
Citibank	9/16/2015	3,654,000 NZD	2,534,061 USD	74,242	—
Citibank	9/16/2015	1,246,000 NZD	880,956 USD	42,167	—
Citibank	9/16/2015	1,054,000 NZD	744,190 USD	34,653	—
Citibank	9/16/2015	1,483,000 NZD	1,016,499 USD	18,165	—
Citibank	9/16/2015	2,196,000 NZD	1,490,095 USD	11,780	—
Citibank	9/16/2015	948,000 NZD	647,574 USD	9,394	—
Citibank	9/16/2015	514,000 NZD	354,717 USD	8,700	—
Citibank	9/16/2015	2,757,000 NZD	1,863,181 USD	7,209	—
Citibank	9/16/2015	17,000,000 PHP	379,928 USD	4,245	—
Citibank	9/16/2015	25,000,000 PHP	552,972 USD	497	—
Citibank	9/16/2015	12,000,000 PHP	265,346 USD	158	—
Citibank	9/16/2015	21,000,000 PHP	461,130 USD	—	(2,949)
Citibank	9/16/2015	18,000,000 PHP	395,081 USD	—	(2,701)
Citibank	9/16/2015	18,000,000 PHP	395,341 USD	—	(2,441)
Citibank	9/16/2015	18,000,000 PHP	396,212 USD	—	(1,571)
Citibank	9/16/2015	17,000,000 PHP	370,340 USD	—	(5,343)
Citibank	9/16/2015	14,800,000 PLN	3,988,995 USD	61,024	—
Citibank	9/16/2015	1,300,000 PLN	354,638 USD	9,614	—
Citibank	9/16/2015	1,800,000 PLN	484,312 USD	6,586	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	1,000,000 PLN	271,270 USD	5,867	—
Citibank	9/16/2015	700,000 PLN	189,448 USD	3,665	—
Citibank	9/16/2015	600,000 PLN	162,741 USD	3,499	—
Citibank	9/16/2015	700,000 PLN	188,973 USD	3,190	—
Citibank	9/16/2015	1,300,000 PLN	347,871 USD	2,847	—
Citibank	9/16/2015	3,800,000 PLN	1,011,021 USD	2,488	—
Citibank	9/16/2015	500,000 PLN	135,185 USD	2,483	—
Citibank	9/16/2015	640,000 PLN	171,983 USD	2,125	—
Citibank	9/16/2015	700,000 PLN	187,543 USD	1,760	—
Citibank	9/16/2015	3,100,000 PLN	819,938 USD	—	(2,813)
Citibank	9/16/2015	20,693,000 SEK	2,505,718 USD	5,477	—
Citibank	9/16/2015	9,654,000 SEK	1,169,675 USD	3,226	—
Citibank	9/16/2015	6,071,000 SEK	717,565 USD	—	(15,966)
Citibank	9/16/2015	31,353,000 SEK	3,676,344 USD	—	(111,896)
Citibank	9/16/2015	55,852,000 SEK	6,723,249 USD	—	(25,094)
Citibank	9/16/2015	6,847,000 SEK	819,103 USD	—	(8,189)
Citibank	9/16/2015	3,370,000 SGD	2,502,504 USD	3,125	—
Citibank	9/16/2015	510,000 SGD	379,166 USD	922	—
Citibank	9/16/2015	700,000 SGD	519,436 USD	277	—
Citibank	9/16/2015	30,000 SGD	22,428 USD	179	—
Citibank	9/16/2015	120,000 SGD	89,140 USD	142	—
Citibank	9/16/2015	1,200,000 SGD	889,076 USD	—	(911)
Citibank	9/16/2015	580,000 SGD	427,911 USD	—	(2,249)
Citibank	9/16/2015	1,470,000 SGD	1,089,146 USD	—	(1,088)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	154,452 TRY	56,001 USD	—	(372)
Citibank	9/16/2015	360,608 TRY	130,705 USD	—	(913)
Citibank	9/16/2015	141,797 TRY	51,344 USD	—	(410)
Citibank	9/16/2015	383,975 TRY	140,010 USD	—	(136)
Citibank	9/16/2015	129,168 TRY	45,373 USD	—	(1,772)
Citibank	9/16/2015	1,500,000 TRY	529,661 USD	—	(17,823)
Citibank	9/16/2015	4,800,000 TRY	1,705,474 USD	—	(46,474)
Citibank	9/16/2015	2,500,000 TRY	887,421 USD	—	(25,052)
Citibank	9/16/2015	900,000 TRY	322,230 USD	—	(6,261)
Citibank	9/16/2015	800,000 TRY	287,379 USD	—	(4,612)
Citibank	9/16/2015	400,000 TRY	143,584 USD	—	(2,412)
Citibank	9/16/2015	100,000 TRY	36,466 USD	—	(33)
Citibank	9/16/2015	49,000,000 TWD	1,590,332 USD	2,176	—
Citibank	9/16/2015	53,000,000 TWD	1,719,149 USD	1,348	—
Citibank	9/16/2015	5,000,000 TWD	161,237 USD	—	(819)
Citibank	9/16/2015	8,000,000 TWD	258,982 USD	—	(309)
Citibank	9/16/2015	6,000,000 TWD	194,394 USD	—	(74)
Citibank	9/16/2015	19,000,000 TWD	615,798 USD	—	(17)
Citibank	9/16/2015	21,000,000 TWD	678,340 USD	—	(2,298)
Citibank	9/16/2015	21,000,000 TWD	680,314 USD	—	(324)
Citibank	9/16/2015	3,797,598 USD	5,001,788 AUD	45,269	—
Citibank	9/16/2015	3,797,185 USD	4,991,285 AUD	37,612	—
Citibank	9/16/2015	2,852,081 USD	3,742,088 AUD	22,960	—
Citibank	9/16/2015	3,059,613 USD	3,995,300 AUD	9,971	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	1,204,286 USD	1,570,000 AUD	1,943	—
Citibank	9/16/2015	3,797,292 USD	4,944,499 AUD	1,560	—
Citibank	9/16/2015	156,784 USD	206,000 AUD	1,486	—
Citibank	9/16/2015	75,264 USD	98,000 AUD	29	—
Citibank	9/16/2015	3,800,362 USD	4,903,040 AUD	—	(33,362)
Citibank	9/16/2015	1,644,163 USD	2,138,000 AUD	—	(1,540)
Citibank	9/16/2015	588,408 USD	765,000 AUD	—	(659)
Citibank	9/16/2015	85,435 USD	111,000 AUD	—	(154)
Citibank	9/16/2015	457,428 USD	594,000 AUD	—	(1,058)
Citibank	9/16/2015	922,688 USD	3,000,000 BRL	15,668	—
Citibank	9/16/2015	217,518 USD	700,000 BRL	1,432	—
Citibank	9/16/2015	373,944 USD	1,200,000 BRL	1,399	—
Citibank	9/16/2015	374,065 USD	1,200,000 BRL	1,278	—
Citibank	9/16/2015	186,838 USD	600,000 BRL	833	—
Citibank	9/16/2015	61,853 USD	200,000 BRL	704	—
Citibank	9/16/2015	155,985 USD	500,000 BRL	408	—
Citibank	9/16/2015	503,015 USD	1,600,000 BRL	—	(2,558)
Citibank	9/16/2015	156,549 USD	500,000 BRL	—	(156)
Citibank	9/16/2015	95,584 USD	300,000 BRL	—	(1,749)
Citibank	9/16/2015	189,647 USD	600,000 BRL	—	(1,976)
Citibank	9/16/2015	251,937 USD	800,000 BRL	—	(1,708)
Citibank	9/16/2015	94,910 USD	300,000 BRL	—	(1,075)
Citibank	9/16/2015	188,562 USD	600,000 BRL	—	(891)
Citibank	9/16/2015	31,366 USD	100,000 BRL	—	(87)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	125,353 USD	400,000 BRL	—	(239)
Citibank	9/16/2015	8,223,999 USD	10,294,884 CAD	9,959	—
Citibank	9/16/2015	3,986,875 USD	4,995,526 CAD	8,600	—
Citibank	9/16/2015	13,616,815 USD	17,033,590 CAD	6,831	—
Citibank	9/16/2015	3,214 USD	4,000 CAD	—	(15)
Citibank	9/16/2015	1,386,441 USD	1,706,000 CAD	—	(21,964)
Citibank	9/16/2015	813,867 USD	1,002,000 CAD	—	(12,456)
Citibank	9/16/2015	387,564 USD	478,000 CAD	—	(5,255)
Citibank	9/16/2015	41,356 USD	51,000 CAD	—	(566)
Citibank	9/16/2015	388,123 USD	475,000 CAD	—	(8,213)
Citibank	9/16/2015	1,155,982 USD	1,416,000 CAD	—	(23,450)
Citibank	9/16/2015	458,151 USD	562,000 CAD	—	(8,658)
Citibank	9/16/2015	413,193 USD	511,000 CAD	—	(4,490)
Citibank	9/16/2015	496,060 USD	612,000 CAD	—	(6,576)
Citibank	9/16/2015	696,490 USD	650,000 CHF	844	—
Citibank	9/16/2015	2,144 USD	2,000 CHF	2	—
Citibank	9/16/2015	39,159 USD	36,000 CHF	—	(538)
Citibank	9/16/2015	38,640 USD	100,000,000 COP	—	(579)
Citibank	9/16/2015	118,111 USD	300,000,000 COP	—	(3,929)
Citibank	9/16/2015	77,701 USD	200,000,000 COP	—	(1,579)
Citibank	9/16/2015	117,074 USD	300,000,000 COP	—	(2,891)
Citibank	9/16/2015	313,849 USD	800,000,000 COP	—	(9,362)
Citibank	9/16/2015	1,601,824 USD	39,418,327 CZK	11,435	—
Citibank	9/16/2015	2,216,754 USD	54,181,673 CZK	720	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	490,671 USD	12,000,000 CZK	448	—
Citibank	9/16/2015	783,905 USD	19,000,000 CZK	—	(6,299)
Citibank	9/16/2015	618,082 USD	15,000,000 CZK	—	(4,183)
Citibank	9/16/2015	577,311 USD	14,000,000 CZK	—	(4,339)
Citibank	9/16/2015	288,947 USD	7,000,000 CZK	—	(2,460)
Citibank	9/16/2015	454,705 USD	11,000,000 CZK	—	(4,512)
Citibank	9/16/2015	544,750 USD	13,000,000 CZK	—	(12,704)
Citibank	9/16/2015	458,326 USD	11,000,000 CZK	—	(8,133)
Citibank	9/16/2015	500,971 USD	12,000,000 CZK	—	(9,851)
Citibank	9/16/2015	414,326 USD	10,000,000 CZK	—	(5,059)
Citibank	9/16/2015	412,907 USD	10,000,000 CZK	—	(3,641)
Citibank	9/16/2015	535,015 USD	13,000,000 CZK	—	(2,969)
Citibank	9/16/2015	577,705 USD	14,000,000 CZK	—	(4,732)
Citibank	9/16/2015	370,240 USD	9,000,000 CZK	—	(1,901)
Citibank	9/16/2015	10,424,413 USD	9,518,000 EUR	198,306	—
Citibank	9/16/2015	4,478,450 USD	4,085,000 EUR	80,681	—
Citibank	9/16/2015	1,573,354 USD	1,438,000 EUR	31,550	—
Citibank	9/16/2015	40,818,724 USD	36,234,000 EUR	—	(379,176)
Citibank	9/16/2015	23,760,847 USD	21,079,000 EUR	—	(235,284)
Citibank	9/16/2015	23,643,405 USD	21,163,000 EUR	—	(24,093)
Citibank	9/16/2015	2,405,876 USD	2,130,000 EUR	—	(28,655)
Citibank	9/16/2015	380,768 USD	336,000 EUR	—	(5,770)
Citibank	9/16/2015	31,964,241 USD	28,116,000 EUR	—	(584,920)
Citibank	9/16/2015	430,420 USD	382,000 EUR	—	(4,082)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	716,714 USD	633,000 EUR	—	(10,244)
Citibank	9/16/2015	145,882 USD	128,000 EUR	—	(3,025)
Citibank	9/16/2015	1,812,240 USD	1,607,000 EUR	—	(18,722)
Citibank	9/16/2015	11,872,820 USD	7,830,585 GBP	424,072	—
Citibank	9/16/2015	5,385,258 USD	3,528,295 GBP	155,460	—
Citibank	9/16/2015	5,216,918 USD	3,407,120 GBP	133,511	—
Citibank	9/16/2015	2,477,176 USD	1,604,000 GBP	41,693	—
Citibank	9/16/2015	2,747,723 USD	1,772,000 GBP	34,968	—
Citibank	9/16/2015	1,361,761 USD	877,000 GBP	15,451	—
Citibank	9/16/2015	3,375,459 USD	2,159,000 GBP	14,963	—
Citibank	9/16/2015	229,907 USD	150,000 GBP	5,648	—
Citibank	9/16/2015	1,617,055 USD	1,030,000 GBP	423	—
Citibank	9/16/2015	16,864 USD	11,000 GBP	410	—
Citibank	9/16/2015	404,774 USD	258,000 GBP	381	—
Citibank	9/16/2015	967,091 USD	616,000 GBP	255	—
Citibank	9/16/2015	3,887,801 USD	2,457,000 GBP	—	(29,410)
Citibank	9/16/2015	2,174,240 USD	1,372,000 GBP	—	(19,696)
Citibank	9/16/2015	2,082,973 USD	1,311,000 GBP	—	(24,222)
Citibank	9/16/2015	171,464 USD	109,000 GBP	—	(294)
Citibank	9/16/2015	212,137 USD	1,645,000 HKD	61	—
Citibank	9/16/2015	124,123 USD	962,646 HKD	54	—
Citibank	9/16/2015	66,058 USD	512,354 HKD	33	—
Citibank	9/16/2015	26,053 USD	202,000 HKD	4	—
Citibank	9/16/2015	472,287 USD	133,623,758 HUF	—	(617)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	532,106 USD	149,728,665 HUF	—	(3,587)
Citibank	9/16/2015	590,327 USD	165,999,202 HUF	—	(4,376)
Citibank	9/16/2015	549,048 USD	152,648,375 HUF	—	(10,223)
Citibank	9/16/2015	36,031 USD	10,000,000 HUF	—	(733)
Citibank	9/16/2015	216,653 USD	60,000,000 HUF	—	(4,863)
Citibank	9/16/2015	285,749 USD	80,000,000 HUF	—	(3,362)
Citibank	9/16/2015	956,944 USD	13,000,000,000 IDR	—	(391)
Citibank	9/16/2015	214,657 USD	2,900,000,000 IDR	—	(1,272)
Citibank	9/16/2015	339,417 USD	1,300,000 ILS	5,173	—
Citibank	9/16/2015	130,268 USD	500,000 ILS	2,266	—
Citibank	9/16/2015	104,367 USD	400,000 ILS	1,661	—
Citibank	9/16/2015	104,525 USD	400,000 ILS	1,503	—
Citibank	9/16/2015	52,326 USD	200,000 ILS	687	—
Citibank	9/16/2015	26,226 USD	100,000 ILS	281	—
Citibank	9/16/2015	26,448 USD	100,000 ILS	59	—
Citibank	9/16/2015	2,478,216 USD	162,000,000 INR	39,049	—
Citibank	9/16/2015	416,444 USD	27,000,000 INR	3,100	—
Citibank	9/16/2015	666,530 USD	43,000,000 INR	1,633	—
Citibank	9/16/2015	620,466 USD	40,000,000 INR	1,080	—
Citibank	9/16/2015	217,460 USD	14,000,000 INR	81	—
Citibank	9/16/2015	62,122 USD	4,000,000 INR	33	—
Citibank	9/16/2015	24,045,038 USD	2,963,914,000 JPY	197,597	—
Citibank	9/16/2015	6,782,787 USD	835,551,000 JPY	51,405	—
Citibank	9/16/2015	1,766,896 USD	220,893,000 JPY	39,846	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	2,061,199 USD	254,764,000 JPY	22,583	—
Citibank	9/16/2015	2,543,835 USD	313,610,000 JPY	21,264	—
Citibank	9/16/2015	4,390,452 USD	539,193,000 JPY	19,749	—
Citibank	9/16/2015	2,306,074 USD	284,241,000 JPY	18,808	—
Citibank	9/16/2015	781,364 USD	96,476,000 JPY	7,738	—
Citibank	9/16/2015	622,686 USD	76,944,000 JPY	6,659	—
Citibank	9/16/2015	105,683 USD	12,983,000 JPY	508	—
Citibank	9/16/2015	1,762 USD	216,000 JPY	4	—
Citibank	9/16/2015	8,912,984 USD	1,088,527,000 JPY	—	(9,634)
Citibank	9/16/2015	258,135 USD	290,000,000 KRW	384	—
Citibank	9/16/2015	382,943 USD	430,000,000 KRW	379	—
Citibank	9/16/2015	1,756,037 USD	1,950,594,355 KRW	—	(17,190)
Citibank	9/16/2015	1,312,585 USD	1,462,932,565 KRW	—	(8,461)
Citibank	9/16/2015	1,757,737 USD	1,962,150,158 KRW	—	(8,588)
Citibank	9/16/2015	1,315,164 USD	1,457,245,482 KRW	—	(16,110)
Citibank	9/16/2015	2,191,827 USD	2,431,817,940 KRW	—	(23,995)
Citibank	9/16/2015	1,153,689 USD	1,285,259,500 KRW	—	(7,951)
Citibank	9/16/2015	762,369 USD	850,000,000 KRW	—	(4,640)
Citibank	9/16/2015	63,452 USD	70,000,000 KRW	—	(1,051)
Citibank	9/16/2015	798,290 USD	880,000,000 KRW	—	(13,818)
Citibank	9/16/2015	567,239 USD	630,000,000 KRW	—	(5,629)
Citibank	9/16/2015	1,382,304 USD	1,530,000,000 KRW	—	(18,393)
Citibank	9/16/2015	1,799,179 USD	14,215,844 NOK	10,687	—
Citibank	9/16/2015	1,584,467 USD	12,497,747 NOK	6,664	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	1,358,039 USD	10,691,937 NOK	3,187	—
Citibank	9/16/2015	1,357,980 USD	10,522,472 NOK	—	(18,329)
Citibank	9/16/2015	3,099,904 USD	24,167,000 NOK	—	(23,122)
Citibank	9/16/2015	1,599,539 USD	12,261,000 NOK	—	(38,550)
Citibank	9/16/2015	55,534 USD	434,000 NOK	—	(280)
Citibank	9/16/2015	588,050 USD	844,000 NZD	—	(19,882)
Citibank	9/16/2015	2,759,760 USD	3,985,000 NZD	—	(77,116)
Citibank	9/16/2015	330,690 USD	15,000,000 PHP	795	—
Citibank	9/16/2015	308,805 USD	14,000,000 PHP	581	—
Citibank	9/16/2015	286,921 USD	13,000,000 PHP	366	—
Citibank	9/16/2015	309,189 USD	14,000,000 PHP	197	—
Citibank	9/16/2015	243,363 USD	11,000,000 PHP	—	(274)
Citibank	9/16/2015	375,911 USD	17,000,000 PHP	—	(228)
Citibank	9/16/2015	749,071 USD	2,841,289 PLN	5,017	—
Citibank	9/16/2015	749,120 USD	2,825,893 PLN	882	—
Citibank	9/16/2015	842,890 USD	3,138,994 PLN	—	(9,790)
Citibank	9/16/2015	936,473 USD	3,456,789 PLN	—	(19,029)
Citibank	9/16/2015	936,510 USD	3,492,465 PLN	—	(9,598)
Citibank	9/16/2015	2,040,187 USD	7,584,570 PLN	—	(27,216)
Citibank	9/16/2015	1,416,199 USD	11,806,000 SEK	10,266	—
Citibank	9/16/2015	353,508 USD	2,978,000 SEK	6,310	—
Citibank	9/16/2015	93,072 USD	777,000 SEK	810	—
Citibank	9/16/2015	2,794,514 USD	22,953,000 SEK	—	(21,207)
Citibank	9/16/2015	3,623,325 USD	29,674,000 SEK	—	(37,951)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	3,748,939 USD	30,688,000 SEK	—	(41,048)
Citibank	9/16/2015	3,479,136 USD	28,384,000 SEK	—	(49,626)
Citibank	9/16/2015	3,344,761 USD	27,041,000 SEK	—	(77,520)
Citibank	9/16/2015	2,332,463 USD	18,854,000 SEK	—	(54,420)
Citibank	9/16/2015	996,185 USD	8,130,000 SEK	—	(13,874)
Citibank	9/16/2015	1,357,155 USD	11,173,000 SEK	—	(7,173)
Citibank	9/16/2015	1,751,165 USD	14,400,000 SEK	—	(11,279)
Citibank	9/16/2015	212,216 USD	1,749,000 SEK	—	(892)
Citibank	9/16/2015	1,357,857 USD	11,185,000 SEK	—	(6,424)
Citibank	9/16/2015	3,925,051 USD	5,331,964 SGD	29,430	—
Citibank	9/16/2015	3,926,977 USD	5,302,281 SGD	5,490	—
Citibank	9/16/2015	4,569,043 USD	6,165,755 SGD	3,824	—
Citibank	9/16/2015	516,221 USD	700,000 SGD	2,938	—
Citibank	9/16/2015	368,886 USD	500,000 SGD	1,942	—
Citibank	9/16/2015	296,083 USD	400,000 SGD	579	—
Citibank	9/16/2015	133,783 USD	180,000 SGD	—	(285)
Citibank	9/16/2015	1,145,919 USD	1,530,000 SGD	—	(11,186)
Citibank	9/16/2015	156,670 USD	210,000 SGD	—	(922)
Citibank	9/16/2015	533,980 USD	1,500,000 TRY	13,504	—
Citibank	9/16/2015	36,349 USD	100,000 TRY	150	—
Citibank	9/16/2015	474,465 USD	1,300,000 TRY	21	—
Citibank	9/16/2015	36,549 USD	100,000 TRY	—	(50)
Citibank	9/16/2015	293,646 USD	800,000 TRY	—	(1,654)
Citibank	9/16/2015	551,225 USD	1,500,000 TRY	—	(3,742)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	1,180,442 USD	36,611,204 TWD	6,176	—
Citibank	9/16/2015	784,223 USD	24,353,891 TWD	5,120	—
Citibank	9/16/2015	780,203 USD	24,197,849 TWD	4,082	—
Citibank	9/16/2015	934,046 USD	28,852,520 TWD	1,102	—
Citibank	9/16/2015	1,069,996 USD	32,698,872 TWD	—	(10,181)
Citibank	9/16/2015	1,071,833 USD	32,926,505 TWD	—	(4,641)
Citibank	9/16/2015	1,173,827 USD	36,139,558 TWD	—	(2,495)
Citibank	9/16/2015	1,175,624 USD	36,091,455 TWD	—	(5,852)
Citibank	9/16/2015	1,018,451 USD	31,286,613 TWD	—	(4,409)
Citibank	9/16/2015	783,693 USD	24,141,533 TWD	—	(1,234)
Citibank	9/16/2015	32,436 USD	1,000,000 TWD	—	(25)
Citibank	9/16/2015	1,363,353 USD	17,174,632 ZAR	29,327	—
Citibank	9/16/2015	554,400 USD	6,925,368 ZAR	7,174	—
Citibank	9/16/2015	126,755 USD	1,600,000 ZAR	2,988	—
Citibank	9/16/2015	153,792 USD	1,900,000 ZAR	277	—
Citibank	9/16/2015	397,665 USD	4,900,000 ZAR	—	(327)
Citibank	9/16/2015	292,160 USD	3,600,000 ZAR	—	(238)
Citibank	9/16/2015	171,386 USD	2,100,000 ZAR	—	(1,099)
Citibank	9/16/2015	390,320 USD	4,800,000 ZAR	—	(1,091)
Citibank	9/16/2015	21,000,000 ZAR	1,666,635 USD	—	(36,241)
Citibank	9/16/2015	12,000,000 ZAR	943,672 USD	—	(29,400)
Citibank	9/16/2015	4,000,000 ZAR	312,440 USD	—	(11,918)
Citibank	9/16/2015	4,000,000 ZAR	313,920 USD	—	(10,438)
Citibank	9/16/2015	2,000,000 ZAR	159,470 USD	—	(2,709)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/16/2015	1,000,000 ZAR	79,121 USD	—	(1,969)
Citibank	9/16/2015	4,600,000 ZAR	372,477 USD	—	(534)
Citibank	9/17/2015	44,844,571 MXN	2,898,735 USD	61,299	—
Citibank	9/17/2015	28,000,000 MXN	1,793,280 USD	21,645	—
Citibank	9/17/2015	11,975,694 MXN	770,545 USD	12,811	—
Citibank	9/17/2015	8,979,735 MXN	579,800 USD	11,628	—
Citibank	9/17/2015	11,500,000 MXN	739,234 USD	11,598	—
Citibank	9/17/2015	13,900,000 MXN	888,244 USD	8,753	—
Citibank	9/17/2015	11,000,000 MXN	701,432 USD	5,432	—
Citibank	9/17/2015	14,800,000 MXN	940,243 USD	3,808	—
Citibank	9/17/2015	19,900,000 MXN	1,261,435 USD	2,309	—
Citibank	9/17/2015	2,000,000 MXN	128,524 USD	1,978	—
Citibank	9/17/2015	11,000,000 MXN	697,148 USD	1,149	—
Citibank	9/17/2015	12,000,000 MXN	760,231 USD	959	—
Citibank	9/17/2015	7,500,000 MYR	2,008,827 USD	23,921	—
Citibank	9/17/2015	300,000 MYR	80,117 USD	721	—
Citibank	9/17/2015	500,000 MYR	132,722 USD	394	—
Citibank	9/17/2015	200,000 MYR	52,692 USD	—	(238)
Citibank	9/17/2015	100,000 MYR	26,437 USD	—	(29)
Citibank	9/17/2015	600,000 MYR	158,290 USD	—	(503)
Citibank	9/17/2015	700,000 MYR	184,867 USD	—	(390)
Citibank	9/17/2015	2,200,000 MYR	576,670 USD	—	(5,569)
Citibank	9/17/2015	500,000 MYR	131,277 USD	—	(1,050)
Citibank	9/17/2015	192,929 USD	3,000,000 MXN	—	(3,110)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2015 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	9/17/2015	514,695 USD	8,000,000 MXN	—	(8,514)
Citibank	9/17/2015	708,028 USD	11,000,000 MXN	—	(12,029)
Citibank	9/17/2015	1,790,080 USD	27,800,000 MXN	—	(31,099)
Citibank	9/17/2015	474,217 USD	7,300,000 MXN	—	(12,326)
Citibank	9/17/2015	506,596 USD	7,800,000 MXN	—	(13,069)
Citibank	9/17/2015	52,917 USD	200,000 MYR	13	—
Citibank	9/17/2015	378,211 USD	1,410,000 MYR	—	(5,049)
Citibank	9/17/2015	689,162 USD	2,600,000 MYR	—	(1,061)
Citibank	9/17/2015	80,238 USD	300,000 MYR	—	(842)
Citibank	9/17/2015	132,592 USD	500,000 MYR	—	(265)
Total				4,822,438	(5,775,122)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$	320	USD	79,572,000	12/2015	58,744	—
90DAY EURO$	301	USD	74,708,200	03/2016	57,812	—
90DAY EURO$	293	USD	72,572,438	06/2016	36,731	—
90DAY EURO$	291	USD	71,913,375	09/2016	15,134	—
90DAY EURO$	281	USD	69,287,575	12/2016	12,355	—
90DAY EURO$	211	USD	51,929,738	03/2017	3,937	—
90DAY EURO$	141	USD	34,638,413	06/2017	11,276	—
90DAY STERLING	204	GBP	39,774,384	12/2015	6,556	—
90DAY STERLING	152	GBP	29,597,009	03/2016	—	(5,286)
90DAY STERLING	60	GBP	11,664,174	06/2016	—	(7,105)
AMSTERDAM IDX	54	EUR	5,683,659	07/2015	—	(228,238)
BANK ACCEPT	18	CAD	3,573,879	03/2016	4,980	—
CAC40 10 EURO	130	EUR	6,937,096	07/2015	—	(339,366)
COCOA	80	USD	2,615,200	09/2015	131,391	—
COCOA	68	GBP	2,304,647	09/2015	10,122	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
DJIA MINI e-CBOT	122	USD	10,689,030	09/2015	—	(216,111)
Euro CHF 3MO ICE	52	CHF	14,042,141	12/2015	12,062	—
Euro CHF 3MO ICE	65	CHF	17,552,677	03/2016	19,732	—
Euro CHF 3MO ICE	63	CHF	17,007,540	06/2016	21,779	—
EURO STOXX 50	78	EUR	2,987,886	09/2015	—	(115,944)
FTSE/JSE TOP 40	8	ZAR	304,061	09/2015	—	(1,846)
FTSE/MIB IDX	27	EUR	3,397,342	09/2015	—	(129,192)
HANG SENG IDX	44	HKD	7,437,067	07/2015	—	(263,221)
H-SHARES IDX	84	HKD	7,003,116	07/2015	—	(286,041)
IBEX 35 INDX	7	EUR	840,867	07/2015	—	(26,289)
NASDAQ 100 E-MINI	186	USD	16,331,730	09/2015	—	(289,360)
Russell 2000 Mini	138	USD	17,255,520	09/2015	—	(200,107)
S&P MID 400 EMINI	85	USD	12,733,850	09/2015	—	(225,825)
S&P/TSX 60 IX	2	CAD	270,264	09/2015	—	(5,372)
S&P500 EMINI	117	USD	12,018,240	09/2015	—	(222,568)
TOPIX INDX	127	JPY	16,919,843	09/2015	—	(161,782)
WTI CRUDE	7	USD	416,290	08/2015	—	(5,887)
Total			713,979,251		402,611	(2,729,540)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	(61)	EUR	(16,998,056)	12/2015	—	(4,898)
3MO EURO EURIBOR	(50)	EUR	(13,932,137)	03/2016	—	(5,049)
3MO EURO EURIBOR	(60)	EUR	(16,716,891)	06/2016	—	(7,012)
3MO EURO EURIBOR	(127)	EUR	(35,377,009)	09/2016	—	(20,400)
3MO EURO EURIBOR	(144)	EUR	(40,096,461)	12/2016	—	(26,582)
3MO EURO EURIBOR	(200)	EUR	(55,664,445)	03/2017	—	(40,613)
3MO EURO EURIBOR	(268)	EUR	(74,549,274)	06/2017	—	(58,925)
90 DAY STERLING	(24)	GBP	(4,657,185)	09/2016	—	(1,078)
90 DAY STERLING	(65)	GBP	(12,591,506)	12/2016	—	(4,569)
90 DAY STERLING	(58)	GBP	(11,218,410)	03/2017	—	(8,059)
90 DAY STERLING	(55)	GBP	(10,624,105)	06/2017	—	(9,018)
AUST 10Y BOND	(61)	AUD	(5,895,375)	09/2015	—	(19,050)
AUST 3YR BOND	(126)	AUD	(10,824,297)	09/2015	17,171	—
BANK ACCEPT	(6)	CAD	(1,191,293)	12/2015	—	(1,699)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	(6)	USD	(381,540)	08/2015	—	(5,631)
BRENT CRUDE	(4)	USD	(256,560)	09/2015	—	(4,440)
COFFEE	(82)	USD	(4,071,300)	09/2015	127,624	—
COPPER	(66)	USD	(4,314,750)	09/2015	—	(14,915)
CORN	(124)	USD	(2,616,400)	09/2015	—	(375,855)
DAX INDEX	(3)	EUR	(919,876)	09/2015	2,543	—
FTSE 100 IDX	(55)	GBP	(5,612,033)	09/2015	81,351	—
GASOLINE RBOB	(3)	USD	(258,224)	08/2015	2,999	—
GOLD 100 OZ	(4)	USD	(468,720)	08/2015	2,331	—
KOSPI2 INX	(58)	KRW	(6,558,116)	09/2015	—	(38,961)
LEAN HOGS	(69)	USD	(2,052,750)	08/2015	—	(22,299)
LME COPPER	(86)	USD	(12,390,988)	09/2015	128,235	—
LME NICKEL	(26)	USD	(1,867,554)	09/2015	226,722	—
LME ZINC	(40)	USD	(1,998,500)	09/2015	30,979	—
Low Su Gasoil G	(60)	USD	(3,456,000)	08/2015	46,639	—
MSCI SING IX ETS	(40)	SGD	(2,208,412)	07/2015	6,966	—
MSCI TAIWAN INDEX	(2)	USD	(68,460)	07/2015	1,136	—
NATURAL GAS	(207)	USD	(5,862,240)	08/2015	53,187	—
NY Harb ULSD	(31)	USD	(2,460,650)	08/2015	31,067	—
PLATINUM	(13)	USD	(701,675)	10/2015	—	(5,460)
SILVER	(32)	USD	(2,492,960)	09/2015	27,536	—
SPI 200	(73)	AUD	(7,599,403)	09/2015	121,455	—
SUGAR #11 (WORLD)	(970)	USD	(13,547,408)	10/2015	—	(292,633)
Total			(392,500,963)		907,941	(967,146)

Total Return Swap Contracts on Futures at June 30, 2015

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	CAN 10YR BOND	09/2015	CAD	(4,595,677)	—	(43,194)
Barclays	EURO BUXL 30YR BOND	09/2015	EUR	6,628,450	91,708	—
Barclays	EURO-BOBL	09/2015	EUR	(39,871,569)	—	(174,633)
Barclays	EURO-BUND	09/2015	EUR	(8,472,857)	176,158	—
Barclays	EURO-SCHATZ	09/2015	EUR	(51,358,723)	—	(41,641)
Barclays	JPN 10YR BOND (OSE)	09/2015	JPY	10,807,942	—	(1,270)
Barclays	LONG GILT	09/2015	GBP	6,364,426	—	(69,145)
Barclays	US 10YR NOTE	09/2015	USD	7,444,141	—	(28,931)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Total Return Swap Contracts on Futures at June 30, 2015 (continued)

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	US 2YR NOTE	09/2015	USD	337,382,688	506,077	—
Barclays	US 5YR NOTE	09/2015	USD	42,813,554	—	(7,274)
Barclays	US LONG BOND	09/2015	USD	(1,659,281)	—	(11,191)
Citibank	COCOA	09/2015	USD	490,350	21,969	—
Citibank	COCOA	09/2015	GBP	2,541,889	26,430	—
Citibank	COPPER	09/2015	USD	(8,433,375)	—	(126,784)
Citibank	CORN	09/2015	USD	(13,736,100)	—	(2,037,751)
Citibank	COTTON NO.2	12/2015	USD	(950,740)	—	(31,990)
Citibank	GOLD 100 OZ	08/2015	USD	(22,615,740)	146,958	—
Citibank	LME PRI ALUM	09/2015	USD	(4,422,469)	114,081	—
Citibank	PLATINUM	10/2015	USD	(6,207,125)	—	(100,050)
Citibank	SILVER	09/2015	USD	(7,634,690)	253,738	—
Citibank	SOYBEAN	11/2015	USD	(5,341,837)	—	(705,168)
Citibank	SOYBEAN MEAL (CBT)	12/2015	USD	(552,640)	—	(63,680)
Citibank	SOYBEAN OIL	12/2015	USD	(1,226,520)	—	(36,900)
Citibank	SUGAR #11	10/2015	USD	(195,530)	—	(2,587)
Citibank	WHEAT	09/2015	USD	(3,140,325)	—	(581,883)
Citibank	WHEAT KCBT	09/2015	USD	(2,318,950)	—	(263,435)
Citibank	WTI CRUDE	08/2015	USD	178,410	—	(750)
Deutsche	COCOA	09/2015	GBP	1,050,648	4,894	—
Deutsche	COFFEE	09/2015	USD	(99,300)	—	(338)
Deutsche	GOLD 100 OZ	08/2015	USD	(820,260)	3,766	—
Deutsche	PLATINUM	10/2015	USD	(1,943,100)	—	(10,318)
Deutsche	SOYBEAN	11/2015	USD	(1,504,012)	—	(187,700)
Deutsche	WHEAT	09/2015	USD	(307,875)	24,158	—
Deutsche	WHEAT KCBT	09/2015	USD	(91,538)	—	(13,338)
JPMorgan	HANG SENG INDEX	07/2015	HKD	7,944,140	—	(307,297)
JPMorgan	H-SHARES INDEX	07/2015	HKD	416,852	—	(17,289)
JPMorgan	SWISS MKT IX	09/2015	CHF	(470,132)	1,106	—
Total					1,371,043	(4,864,537)

Notes to Consolidated Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	175,797,075	391,132,732	(464,998,758)	101,931,049	156,338	101,931,049

(c)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

COP  Colombian Peso

CZK  Czech Koruna

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Treasury Bills	111,859,196	—	—	111,859,196
Money Market Funds	174,072,404	—	—	174,072,404
Total Investments	285,931,600	—	—	285,931,600
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,822,438	—	4,822,438
Futures Contracts	1,310,552	—	—	1,310,552
Total Return Swap Contracts on Futures	—	1,371,043	—	1,346,885
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,775,122)	—	(5,775,122)
Futures Contracts	(3,696,686)	—	—	(3,696,686)
Total Return Swap Contracts on Futures	—	(4,864,537)	—	(4,840,379)
Total	283,545,466	(4,446,178)	—	279,099,288

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $183,992,473)	$184,000,551
Affiliated issuers (identified cost $101,931,049)	101,931,049
Total investments (identified cost $285,923,522)	285,931,600
Cash	19,304
Foreign currency (identified cost $237,757)	235,595
Cash collateral held at broker	12,380,000
Margin deposits	11,663,708
Unrealized appreciation on forward foreign currency exchange contracts	4,822,438
Unrealized appreciation on swap contracts	1,371,043
Receivable for:
Investments sold	3,107,183
Dividends	21,175
Variation margin	869,209
Trustees' deferred compensation plan	11,860
Total assets	320,433,115
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,775,122
Unrealized depreciation on swap contracts	4,864,537
Payable for:
Investments purchased	4,497,577
Capital shares purchased	17,583
Variation margin	1,999,251
Investment management fees	7,068
Distribution and/or service fees	95
Transfer agent fees	416
Administration fees	554
Compensation of board members	2,674
Chief compliance officer expenses	51
Other expenses	35,586
Trustees' deferred compensation plan	11,860
Total liabilities	17,212,374
Net assets applicable to outstanding capital stock	$303,220,741

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Represented by
Paid-in capital	$330,677,057
Excess of distributions over net investment income	(51,709,086)
Accumulated net realized gain	31,111,798
Unrealized appreciation (depreciation) on:
Investments	8,078
Foreign currency translations	(34,794)
Forward foreign currency exchange contracts	(952,684)
Futures contracts	(2,386,134)
Swap contracts	(3,493,494)
Total — representing net assets applicable to outstanding capital stock	$303,220,741
Class 1
Net assets	$286,645,311
Shares outstanding	31,813,512
Net asset value per share	$9.01
Class 2
Net assets	$16,575,430
Shares outstanding	1,840,402
Net asset value per share	$9.01

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$156,338
Interest	21,433
Total income	177,771
Expenses:
Investment management fees	2,130,861
Distribution and/or service fees
Class 2	17,970
Transfer agent fees
Class 1	121,032
Class 2	4,313
Administration fees	167,126
Compensation of board members	13,387
Custodian fees	12,776
Printing and postage fees	13,960
Professional fees	22,855
Chief compliance officer expenses	104
Other	5,240
Total expenses	2,509,624
Net investment loss	(2,331,853)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Foreign currency translations	(280,992)
Forward foreign currency exchange contracts	5,312,831
Futures contracts	25,025,992
Swap contracts	511,511
Net realized gain	30,569,342
Net change in unrealized appreciation (depreciation) on:
Investments	4,820
Foreign currency translations	250,560
Forward foreign currency exchange contracts	(4,762,864)
Futures contracts	(14,732,932)
Swap contracts	(8,328,988)
Net change in unrealized depreciation	(27,569,404)
Net realized and unrealized gain	2,999,938
Net increase in net assets resulting from operations	$668,085

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment loss	$(2,331,853)	$(4,455,604)
Net realized gain	30,569,342	43,150,165
Net change in unrealized depreciation	(27,569,404)	(992,291)
Net increase in net assets resulting from operations	668,085	37,702,270
Distributions to shareholders
Net investment income
Class 1	(49,859,467)	(6,665,017)
Class 2	(2,849,028)	(114,198)
Net realized gains
Class 1	—	(26,217,119)
Class 2	—	(521,883)
Total distributions to shareholders	(52,708,495)	(33,518,217)
Decrease in net assets from capital stock activity	(65,942,864)	(40,266,139)
Total decrease in net assets	(117,983,274)	(36,082,086)
Net assets at beginning of period	421,204,015	457,286,101
Net assets at end of period	$303,220,741	$421,204,015
Undistributed (excess of distributions over) net investment income	$(51,709,086)	$3,331,262

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	490,656	5,533,399	3,742	37,098
Distributions reinvested	5,491,131	49,859,466	3,486,971	32,882,136
Redemptions	(11,446,827)	(129,614,655)	(7,796,190)	(77,340,533)
Net decrease	(5,465,040)	(74,221,790)	(4,305,477)	(44,421,299)
Class 2 shares
Subscriptions	490,056	5,659,426	420,618	4,213,426
Distributions reinvested	313,770	2,849,028	67,453	636,081
Redemptions	(20,524)	(229,528)	(68,397)	(694,347)
Net increase	783,302	8,278,926	419,674	4,155,160
Total net decrease	(4,681,738)	(65,942,864)	(3,885,803)	(40,266,139)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$10.99		$10.83	$10.43	$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.11)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	(0.03	)(b)	1.09	1.00	0.49
Increase from payment by affiliate	—		—	—	0.00	(c)
Total from investment operations	(0.09)		0.98	0.90	0.43
Less distributions to shareholders:
Net investment income	(1.89)		(0.16)	(0.42)	—
Net realized gains	—		(0.66)	(0.08)	—
Total distributions to shareholders	(1.89)		(0.82)	(0.50)	—
Net asset value, end of period	$9.01		$10.99	$10.83	$10.43
Total return	(0.91%)		10.34%	8.86%	4.30	%(d)
Ratios to average net assets(e)
Total gross expenses	1.19	%(f)	1.19%	1.19%	1.20	%(f)
Total net expenses(g)	1.19	%(f)	1.13%	1.03%	1.09	%(f)
Net investment loss	(1.11	%)(f)	(1.06%)	(0.94%)	(0.95	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$286,645		$409,606	$450,391	$375,642
Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$10.97		$10.82	$10.41	$10.00
Income from investment operations:
Net investment loss	(0.08)		(0.13)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	(0.01	)(b)	1.08	1.00	0.49
Total from investment operations	(0.09)		0.95	0.88	0.41
Less distributions to shareholders:
Net investment income	(1.87)		(0.14)	(0.39)	—
Net realized gains	—		(0.66)	(0.08)	—
Total distributions to shareholders	(1.87)		(0.80)	(0.47)	—
Net asset value, end of period	$9.01		$10.97	$10.82	$10.41
Total return	(0.97%)		10.00%	8.71%	4.10%
Ratios to average net assets(c)
Total gross expenses	1.45	%(d)	1.44%	1.46%	1.44	%(d)
Total net expenses(e)	1.45	%(d)	1.39%	1.25%	1.34	%(d)
Net investment loss	(1.37	%)(d)	(1.32%)	(1.17%)	(1.17	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$16,575		$11,598	$6,895	$3
Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)  Based on operations from April 30, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

VPMF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. At June 30, 2015, the net assets of the Subsidiary were $69,906,338 or 23.1% of the Fund's consolidated net assets. All intercompany transactions and balances have been eliminated in the consolidation process.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short currency positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss.

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June 30, 2015 (Unaudited)

Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Total Return Swap Contracts

The Fund entered into total return swap contracts to get synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	213,450	*
Equity risk	Net assets — unrealized appreciation on swap contracts	1,106	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	4,822,438
Interest rate risk	Net assets — unrealized appreciation on futures contracts	278,268	*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	773,943	*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	818,834	*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	595,994	*
Total		7,504,033
Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	2,750,223	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	5,775,122
Interest rate risk	Net assets — unrealized depreciation on futures contracts	219,344	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	377,279	*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	727,119	*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	4,487,258	*
Total		14,336,345

*Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	10,268,152	(1,698,298)	8,569,854
Equity risk	—	12,072,645	(2,231,933)	9,840,712
Foreign exchange risk	5,312,831	—	—	5,312,831
Interest rate risk	—	2,685,195	4,441,742	7,126,937
Total	5,312,831	25,025,992	511,511	30,850,334
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Commodity-related investment risk	—	(7,264,329)	(5,800,979)	(13,065,308)
Credit risk	—	—	—	—
Equity risk	—	(4,221,593)	(293,108)	(4,514,701)
Foreign exchange risk	(4,762,864)	—	—	(4,762,864)
Interest rate risk	—	(3,247,010)	(2,234,901)	(5,481,911)
Other	—	—	—	—
Total	(4,762,864)	(14,732,932)	(8,328,988)	(27,824,784)
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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	1,427,316,109
Futures contracts — Short	235,179,276
Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	5,109,532	(4,372,652)
Total return swap contracts	2,619,584	(2,811,291)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Barclays ($)	Citibank ($)	Deutsche Bank Securities Inc. ($)	J.P. Morgan Securities, Inc. ($)	Total ($)
Assets
Forward foreign currency exchange contracts	512	4,821,926	—	—	4,822,438
OTC total return swap contracts on futures(a)	773,943	563,176	32,818	1,106	1,371,043
Total Assets	774,455	5,385,102	32,818	1,106	6,193,481
Liabilities
Forward foreign currency exchange contracts	—	5,775,122	—	—	5,775,122
OTC total return swap contracts on futures(a)	377,279	4,097,728	64,944	324,586	4,864,537
Total Liabilities	377,279	9,872,850	64,944	324,586	10,639,659
Total Financial and Derivative Net Assets	397,176	(4,487,748)	(32,126)	(323,480)	(4,446,178)
Total collateral received (pledged)(b)	340,000	(4,487,748)	(32,126)	(323,480)	(4,503,354)
Net Amount(c)	57,176	—	—	—	57,176

(a) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(b) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(c) Represents the net amount due from/(to) counterparties in the event of default.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU)

No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.02% to 0.90% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 1.02% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with AQR Capital Management, LLC (AQR) to serve as the subadviser to the Fund. The Investment Manager compensates AQR to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	1.78%	1.74%	2.26%
Class 2	2.03	1.99	2.51

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $285,924,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,000
Unrealized depreciation	—
Net unrealized appreciation	$8,000

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	9,242,049
No expiration — long-term	7,181,203
Total	16,423,252

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

For the six months ended June 30, 2015, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund's investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and AQR Capital Management, LLC (the Subadviser) with respect to Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that the Fund serves as an underlying fund in a fund-of-funds structure, and considered the percentage of each fund-of-funds that was expected to be invested in funds advised solely by the Investment Manager.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the thirty-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the Subadvisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the second and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment

Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

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Semiannual Report 2015

VARIABLE PORTFOLIO — AQR MANAGED FUTURES STRATEGY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.

Semiannual Report 2015

Variable Portfolio — AQR Managed Futures Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1539 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	25
Board Consideration and Approval of Advisory Agreement	36
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Core Bond Fund (the Fund) Class 2 shares returned -0.42% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same time period.

■  Effective July 1, 2015, the Fund will compare its performance to that of the Barclays U.S. Government/Credit Bond Index.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/13	-0.38	1.04	0.47
Class 2	04/30/13	-0.42	0.79	0.23
Barclays U.S. Aggregate Bond Index		-0.10	1.86	1.28

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2015)
Asset-Backed Securities — Agency	3.0
Asset-Backed Securities — Non-Agency	9.1
Commercial Mortgage-Backed Securities — Non-Agency	8.7
Corporate Bonds & Notes	27.2
Foreign Government Obligations	1.5
Money Market Funds	0.2
Municipal Bonds	0.9
Preferred Debt	0.6
Residential Mortgage-Backed Securities — Agency	25.7
Residential Mortgage-Backed Securities — Non-Agency	2.4
U.S. Government & Agency Obligations	3.8
U.S. Treasury Obligations	16.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at June 30, 2015)
AAA rating	66.6
AA rating	2.6
A rating	10.0
BBB rating	19.8
BB rating	0.6
B rating	0.0	(a)
Not rated	0.4
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	996.20	1,022.02	2.77	2.81	0.56
Class 2	1,000.00	1,000.00	995.80	1,020.78	4.01	4.06	0.81

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 31.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.7%
L-3 Communications Corp. 10/15/19	5.200%	735,000	796,458
07/15/20	4.750%	958,000	1,011,078
02/15/21	4.950%	845,000	901,801
Lockheed Martin Corp. 09/15/21	3.350%	6,498,000	6,687,943
03/01/25	2.900%	1,715,000	1,647,425
Total			11,044,705
AUTOMOTIVE 1.5%
Ford Motor Credit Co. LLC 06/15/16	3.984%	9,323,000	9,540,906
06/15/18	2.240%	8,155,000	8,160,513
11/04/19	2.597%	2,005,000	1,990,367
Ford Motor Credit Co. LLC(a) 11/08/16	0.726%	4,650,000	4,639,152
Total			24,330,938
BANKING 7.5%
Bank of America Corp. 05/02/17	5.700%	2,425,000	2,587,201
01/11/23	3.300%	3,580,000	3,525,716
Bank of New York Mellon Corp. (The)(a) 12/29/49	4.500%	8,046,000	7,422,435
Capital One Bank USA NA 02/15/23	3.375%	6,775,000	6,581,106
Citigroup, Inc.(a) 06/09/16	0.551%	6,039,000	6,011,529
08/14/17	0.765%	12,705,000	12,627,461
Discover Financial Services 04/27/22	5.200%	1,254,000	1,333,339
11/21/22	3.850%	3,060,000	3,038,262
Fifth Third Bancorp(a) 12/31/49	5.100%	3,985,000	3,735,938
HBOS PLC(b) 05/21/18	6.750%	3,875,000	4,296,418
HSBC Holdings PLC 01/14/22	4.875%	1,340,000	1,477,676
HSBC USA, Inc. 09/27/20	5.000%	2,471,000	2,742,232
ING Bank NV(b) 03/15/16	4.000%	5,067,000	5,175,332
JPMorgan Chase & Co.(a) 12/31/49	6.100%	7,351,000	7,360,189
JPMorgan Chase Capital XXI(a) 02/02/37	1.229%	448,000	373,520
KeyCorp Capital I(a) 07/01/28	1.024%	5,030,000	4,250,350

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Bank PLC 05/14/18	1.750%	9,410,000	9,400,552
M&T Bank Corp. 12/31/49	6.875%	3,616,000	3,688,320
Mellon Capital IV(a) 06/29/49	4.000%	180,000	146,700
PNC Financial Services Group, Inc. (The)(a) 12/31/49	4.850%	5,092,000	4,862,860
Royal Bank of Scotland Group PLC 09/18/15	2.550%	3,680,000	3,690,289
05/28/24	5.125%	2,765,000	2,761,635
U.S. Bancorp 07/15/22	2.950%	11,428,000	11,248,432
Wells Fargo & Co.(a) 12/31/49	5.900%	16,840,000	16,882,100
Total			125,219,592
CABLE AND SATELLITE 0.1%
Comcast Corp. 07/15/22	3.125%	1,295,000	1,288,807
CHEMICALS 0.5%
LyondellBasell Industries NV 04/15/19	5.000%	4,118,000	4,460,885
11/15/21	6.000%	1,365,000	1,562,456
02/26/55	4.625%	2,495,000	2,197,204
Total			8,220,545
CONSTRUCTION MACHINERY 0.2%
John Deere Capital Corp.(a) 01/16/18	0.566%	3,265,000	3,260,037
DIVERSIFIED MANUFACTURING 0.4%
General Electric Co. 10/09/42	4.125%	5,087,000	4,894,472
03/11/44	4.500%	2,130,000	2,163,207
Total			7,057,679
ELECTRIC 4.6%
Alabama Power Co. 04/01/25	2.800%	2,050,000	1,964,956
03/01/45	3.750%	2,095,000	1,882,301
Commonwealth Edison Co. 08/01/20	4.000%	5,395,000	5,761,213
DTE Electric Co. 10/01/20	3.450%	4,010,000	4,206,137
06/15/22	2.650%	1,103,000	1,082,894
Duke Energy Carolinas LLC 10/01/15	5.300%	500,000	505,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Ohio, Inc. 09/01/23	3.800%	6,952,000	7,225,707
1st Mortgage 04/01/19	5.450%	5,538,000	6,196,972
Georgia Power Co. 06/01/17	5.700%	1,687,000	1,827,579
09/01/40	4.750%	675,000	689,615
MidAmerican Energy Co. 10/15/24	3.500%	3,595,000	3,664,369
Nevada Power Co. 09/15/40	5.375%	1,755,000	2,001,084
Niagara Mohawk Power Corp.(b) 08/15/19	4.881%	2,000	2,195
10/01/24	3.508%	3,060,000	3,066,190
Oncor Electric Delivery Co. LLC 06/01/22	4.100%	2,475,000	2,607,276
Oncor Electric Delivery Co. LLC(b) 04/01/25	2.950%	4,510,000	4,324,170
04/01/45	3.750%	2,880,000	2,573,899
PPL Capital Funding, Inc. 06/01/18	1.900%	1,545,000	1,541,263
06/01/23	3.400%	6,580,000	6,556,602
PacifiCorp 06/15/21	3.850%	4,050,000	4,303,797
Pacific Gas & Electric Co. 06/15/23	3.250%	4,372,000	4,344,247
03/15/45	4.300%	2,100,000	2,017,014
Public Service Electric & Gas Co. 06/01/19	1.800%	1,525,000	1,505,564
San Diego Gas & Electric Co. 04/01/42	4.300%	2,070,000	2,078,518
Southern California Edison Co. 06/01/21	3.875%	2,381,000	2,556,958
09/01/40	4.500%	355,000	360,645
02/01/45	3.600%	2,570,000	2,290,849
Total			77,137,653
FINANCE COMPANIES 1.1%
General Electric Capital Corp. 01/09/20	2.200%	1,925,000	1,919,302
General Electric Capital Corp.(a) 12/31/49	5.250%	12,420,000	12,730,500
HSBC Finance Corp. 01/15/21	6.676%	2,871,000	3,321,471
Total			17,971,273
FOOD AND BEVERAGE 1.1%
ConAgra Foods, Inc. 01/25/23	3.200%	6,585,000	6,153,748
08/15/39	6.625%	3,675,000	3,905,400

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HJ Heinz Co.(b)(c) 07/15/22	3.500%	3,515,000	3,523,246
07/15/35	5.000%	1,225,000	1,239,725
07/15/45	5.200%	2,980,000	3,053,967
Total			17,876,086
HEALTH CARE 0.4%
Becton Dickinson and Co. 05/15/24	3.875%	1,715,000	1,721,675
12/15/24	3.734%	4,892,000	4,875,543
12/15/44	4.685%	710,000	687,026
Total			7,284,244
INDEPENDENT ENERGY 0.6%
Canadian Natural Resources Ltd. 03/15/38	6.250%	2,244,000	2,485,805
Continental Resources, Inc. 06/01/24	3.800%	3,197,000	2,918,218
Woodside Finance Ltd.(b) 03/05/25	3.650%	4,364,000	4,193,826
Total			9,597,849
INTEGRATED ENERGY 0.8%
BP Capital Markets PLC 03/17/22	3.062%	725,000	723,110
05/10/23	2.750%	1,495,000	1,429,893
02/10/24	3.814%	1,940,000	1,975,229
Cenovus Energy, Inc. 08/15/22	3.000%	1,965,000	1,858,251
09/15/23	3.800%	2,199,000	2,172,757
11/15/39	6.750%	520,000	589,628
Mobil Corp. 08/15/21	8.625%	2,560,000	3,413,939
Shell International Finance BV 05/11/25	3.250%	1,100,000	1,089,307
Total			13,252,114
LIFE INSURANCE 0.9%
American International Group, Inc. 02/15/24	4.125%	5,885,000	6,106,712
Massachusetts Mutual Life Insurance Co.(b) 04/15/65	4.500%	1,260,000	1,118,867
MetLife Capital Trust X(b) 04/08/38	9.250%	3,547,000	4,983,535
MetLife, Inc. 08/01/39	10.750%	255,000	413,100
Teachers Insurance & Annuity Association of America(b) 09/15/44	4.900%	2,395,000	2,442,155
Total			15,064,369

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 1.1%
Scripps Networks Interactive, Inc. 06/15/22	3.500%	4,380,000	4,309,005
06/15/25	3.950%	1,710,000	1,679,358
Sky PLC(b) 11/26/22	3.125%	1,881,000	1,830,418
09/16/24	3.750%	5,875,000	5,735,498
Thomson Reuters Corp. 09/29/24	3.850%	4,675,000	4,645,590
Total			18,199,869
METALS 0.2%
Vale Overseas Ltd. 11/21/36	6.875%	2,735,000	2,644,225
MIDSTREAM 1.9%
Columbia Pipeline Group, Inc.(b) 06/01/25	4.500%	6,637,000	6,529,115
06/01/45	5.800%	1,360,000	1,340,226
Kinder Morgan Energy Partners LP 10/01/21	5.000%	4,239,000	4,485,468
NiSource Finance Corp. 02/15/23	3.850%	2,886,000	2,969,654
12/15/40	6.250%	872,000	1,037,330
Southern Natural Gas Co. LLC 03/01/32	8.000%	3,105,000	3,685,924
Williams Companies, Inc. (The) 01/15/23	3.700%	5,630,000	5,242,149
06/24/24	4.550%	2,119,000	2,053,489
Williams Partners LP/ACMP Finance Corp. 05/15/23	4.875%	2,188,000	2,158,265
Williams Partners LP 09/15/45	5.100%	1,610,000	1,422,387
Total			30,924,007
NATURAL GAS 0.4%
Sempra Energy 06/01/16	6.500%	3,470,000	3,635,405
10/01/22	2.875%	3,240,000	3,141,436
Total			6,776,841
OIL FIELD SERVICES 0.8%
Noble Holding International Ltd. 03/16/18	4.000%	3,986,000	4,080,922
03/01/21	4.625%	5,516,000	5,474,669
03/15/22	3.950%	347,000	319,741
04/01/25	5.950%	1,568,000	1,546,012
04/01/45	6.950%	1,890,000	1,740,694
Total			13,162,038

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER INDUSTRY 1.5%
Board of Trustees of the Leland Stanford Junior University (The) 05/01/47	3.460%	4,860,000	4,346,740
Northwestern University 12/01/38	3.688%	3,525,000	3,380,218
President and Fellows of Harvard College 10/15/40	4.875%	1,760,000	2,011,367
President and Fellows of Harvard College(b) 01/15/39	6.500%	2,820,000	3,870,456
University of Notre Dame du Lac 02/15/45	3.438%	7,855,000	7,088,470
WW Grainger, Inc. 06/15/45	4.600%	3,745,000	3,748,827
Total			24,446,078
PHARMACEUTICALS 1.1%
Actavis Funding SCS 03/15/22	3.450%	3,510,000	3,476,753
Actavis Funding SCS(a) 09/01/16	1.158%	1,360,000	1,364,872
Forest Laboratories LLC(b) 02/15/21	4.875%	6,135,000	6,651,665
Johnson & Johnson 12/05/33	4.375%	7,109,000	7,533,237
Total			19,026,527
PROPERTY & CASUALTY 0.2%
ACE INA Holdings, Inc. 03/15/25	3.150%	995,000	972,044
Transatlantic Holdings, Inc. 11/30/39	8.000%	2,000,000	2,588,258
Total			3,560,302
RAILROADS 0.4%
BNSF Funding Trust I(a) 12/15/55	6.613%	1,959,000	2,238,040
Burlington Northern Santa Fe LLC 03/15/23	3.000%	1,505,000	1,470,352
Canadian Pacific Railway Co. 03/15/23	4.450%	2,062,000	2,214,301
Total			5,922,693
RESTAURANTS 0.1%
Yum! Brands, Inc. 11/01/21	3.750%	940,000	946,262
11/01/43	5.350%	858,000	823,714
Total			1,769,976

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RETAILERS 0.8%
CVS Health Corp. 08/12/19	2.250%	2,090,000	2,080,507
CVS Pass-Through Trust(b) 08/11/36	4.163%	4,938,776	5,019,209
Macy's Retail Holdings, Inc. 01/15/22	3.875%	1,205,000	1,249,449
Wal-Mart Stores, Inc. 04/11/23	2.550%	1,530,000	1,477,281
04/22/24	3.300%	2,770,000	2,802,666
Total			12,629,112
SUPRANATIONAL 0.3%
European Investment Bank 05/30/17	5.125%	3,985,000	4,309,634
TECHNOLOGY 0.4%
Oracle Corp. 05/15/22	2.500%	5,010,000	4,864,750
05/15/45	4.125%	2,790,000	2,587,173
Total			7,451,923
TRANSPORTATION SERVICES 0.2%
ERAC U.S.A. Finance LLC(b) 02/15/45	4.500%	2,035,000	1,870,210
FedEx Corp. 02/01/45	4.100%	1,625,000	1,459,630
Total			3,329,840
WIRELINES 1.3%
AT&T, Inc. 06/30/22	3.000%	2,590,000	2,500,811
12/15/42	4.300%	1,995,000	1,709,809
05/15/46	4.750%	1,855,000	1,688,002
Verizon Communications, Inc. 03/15/21	3.450%	1,555,000	1,585,054
11/01/21	3.000%	1,513,000	1,492,644
09/15/23	5.150%	6,186,000	6,772,686
11/01/24	3.500%	1,650,000	1,604,887
03/15/34	5.050%	3,639,000	3,663,483
09/15/43	6.550%	1,205,000	1,409,554
Total			22,426,930
Total Corporate Bonds & Notes (Cost: $522,122,130)			515,185,886

Residential Mortgage-Backed Securities — Agency 29.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 08/01/24	8.000%	8,802	10,345
01/01/25	9.000%	2,781	3,196
09/01/28 - 04/01/33	6.000%	210,694	240,622
04/01/30 - 04/01/32	7.000%	99,821	116,416
06/01/33	5.500%	112,527	127,022
06/01/43	3.500%	8,286,617	8,555,241
Federal Home Loan Mortgage Corp.(d) 07/01/37	6.000%	2,851,018	3,247,288
Federal National Mortgage Association 11/01/21 - 04/01/22	8.000%	4,595	5,079
04/01/23	8.500%	4,373	4,641
06/01/24	9.000%	7,210	7,859
02/01/27 - 09/01/31	7.500%	44,075	50,097
10/01/28 - 08/01/35	6.000%	2,375,023	2,724,808
02/01/29 - 09/01/36	5.500%	5,156,665	5,842,423
05/01/29 - 07/01/38	7.000%	3,276,246	3,901,962
08/01/29 - 12/01/43	3.000%	32,773,693	33,386,570
08/01/40 - 10/01/44	4.500%	30,804,647	33,379,336
03/01/41 - 04/01/45	3.500%	51,258,186	52,972,516
05/01/41 - 10/01/41	5.000%	8,522,638	9,436,683
09/01/41 - 09/01/44	4.000%	42,252,411	44,800,082
CMO Series 2013-121 Class KD 08/25/41	3.500%	18,248,085	19,138,993
Federal National Mortgage Association(c) 07/16/30 - 07/14/45	3.000%	22,105,000	22,708,023
07/16/30 - 07/14/45	3.500%	25,250,000	26,238,152
07/14/45	4.000%	69,130,000	73,241,880
07/14/45	4.500%	51,875,000	56,081,741
07/14/45	5.000%	7,000,000	7,732,812
Government National Mortgage Association 06/15/41	4.500%	5,029,398	5,521,123
09/20/42 - 05/20/43	3.500%	26,936,816	28,037,394
Government National Mortgage Association(c) 07/20/45	3.000%	27,990,000	28,252,406
07/20/45	3.500%	20,500,000	21,269,512
Total Residential Mortgage-Backed Securities — Agency (Cost: $484,763,486)			487,034,222

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 2.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1(a)(b) 10/26/35	2.708%	6,258,955	6,338,763
Citigroup Mortgage Loan Trust, Inc.(a) CMO Series 2015-A Class A4 06/25/58	4.250%	2,482,149	2,583,090
Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2012-7 Class 12A1 03/25/36	2.621%	385,841	386,639
Citigroup Mortgage Loan Trust, Inc.(b) CMO Series 2012-A Class A 06/25/51	2.500%	773,265	760,276
Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2011-16R Class 7A3 12/27/36	3.500%	220,451	221,985
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	144,621	145,520
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA1 Class M1(a) 10/25/27	1.087%	2,181,592	2,172,146
Jefferies Resecuritization Trust(a)(b) CMO Series 2009-R6 Class 6A1 10/26/35	2.681%	4,263,859	4,363,109
CMO Series 2010-R7 Class 7A4 10/26/36	3.250%	180,217	178,375
New Residential Mortgage Loan Trust(a)(b) CMO Series 2014-1A Class A 01/25/54	3.750%	5,460,433	5,617,230
CMO Series 2015-1A Class A3 04/25/52	3.750%	2,700,000	2,765,207
Series 2014-2A Class A3 05/25/54	3.750%	2,693,890	2,782,565
Nomura Asset Acceptance Corp. Alternative Loan Trust(a) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	64,545	65,238
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	408,783	413,114
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1(a)(b) 08/26/35	5.108%	9,583,637	9,673,886
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(a) 12/25/34	4.740%	10,115	10,324
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(a) 08/25/33	2.384%	6,726,321	6,902,974
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $45,634,304)			45,380,441

Commercial Mortgage-Backed Securities — Non-Agency 10.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(b) Series 2014-SFR2 Class A 10/17/36	3.786%	5,870,312	5,961,483
Series 2014-SFR3 Class A 12/17/36	3.678%	6,829,894	6,877,814
American Homes 4 Rent Series 2015-SFR1 Class A(b) 04/17/52	3.467%	10,229,307	10,120,086
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4(a) 09/10/47	5.328%	3,777,189	3,796,306
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(a) 05/15/46	5.959%	5,461,495	5,828,693
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4(a) 07/15/44	5.380%	411,203	411,527
Colony Multifamily Mortgage Trust Series 2014-1 Class A(b) 04/20/50	2.543%	12,226,171	12,254,436
Commercial Mortgage Trust Series 2015-CR22 Class A5 03/10/48	3.309%	3,690,000	3,692,078
Series 2015-LC19 Class A4 02/10/48	3.183%	2,500,000	2,487,601
Commercial Mortgage Trust(a) Series 2007-C9 Class AM 12/10/49	5.650%	10,745,000	11,516,437
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(a) 06/15/39	5.890%	5,471,553	5,767,323
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(a)(b) 09/18/39	5.467%	893,576	915,694
DBUBS Mortgage Trust Series 2011-LC2A Class A4(b) 07/10/44	4.537%	6,960,000	7,636,498
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3 05/10/50	3.119%	6,000,000	5,900,530
General Electric Capital Assurance Co. Series 2003-1 Class A4(a)(b) 05/12/35	5.254%	17,243	17,239
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 03/10/39	5.444%	2,558,253	2,689,591
Invitation Homes Trust Series 2015-SFR3 Class A(a)(b) 08/17/32	1.483%	5,220,000	5,209,847

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class A5 11/15/47	3.672%	6,900,000	7,091,056
Series 2015-C27 Class A4 02/15/48	3.179%	3,405,000	3,359,650
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A3 05/15/45	3.507%	3,971,000	4,153,773
JPMorgan Chase Commercial Mortgage Securities Trust(a) Series 2005-LDP3 Class ASB 08/15/42	4.893%	9	9
Series 2006-CB14 Class AM 12/12/44	5.659%	5,340,000	5,412,923
LB Commercial Mortgage Trust Series 2007-C3 Class AM(a) 07/15/44	6.101%	10,920,000	11,789,374
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 02/15/31	5.156%	1,310,749	1,323,474
Series 2007-C2 Class A3 02/15/40	5.430%	5,458,192	5,765,816
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3(a) 08/12/49	6.076%	5,750,000	6,172,182
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 02/15/48	2.988%	1,125,000	1,093,232
Series 2015-C21 Class A3 03/15/48	3.077%	1,980,000	1,948,023
Morgan Stanley Re-Remic Trust(a)(b) Series 2009-GG10 Class A4B 08/12/45	5.989%	2,894,000	3,083,056
Series 2010-GG10 Class A4A 08/15/45	5.989%	4,572,097	4,841,297
Series 2010-GG10 Class A4B 08/15/45	5.989%	1,580,000	1,681,183
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 11/15/47	3.607%	1,415,000	1,453,738
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4 02/15/48	3.166%	2,225,000	2,192,629
Series 2015-C27 Class A4 02/15/48	3.190%	3,350,000	3,315,038
Series 2015-C28 Class A3 05/15/48	3.290%	6,000,000	5,974,097
Series 2015-LC20 Class A4 04/15/50	2.925%	3,750,000	3,628,641
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $169,657,528)			165,362,374

Asset-Backed Securities — Agency 3.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration Series 2012-20G Class 1 07/01/32	2.380%	645,571	641,187
Series 2012-20I Class 1 09/01/32	2.200%	1,259,483	1,239,867
Series 2012-20J Class 1 10/01/32	2.180%	4,452,079	4,375,440
Series 2012-20L Class 1 12/01/32	1.930%	640,660	616,085
Series 2013-20A Class 1 01/01/33	2.130%	781,206	763,492
Series 2013-20B Class 1 02/01/33	2.210%	3,873,986	3,802,449
Series 2013-20C Class 1 03/01/33	2.220%	2,863,824	2,815,140
Series 2013-20D Class 1 04/01/33	2.080%	5,674,545	5,526,024
Series 2013-20E Class 1 05/01/33	2.070%	788,664	768,961
Series 2013-20F Class 1 06/01/33	2.450%	5,703,138	5,690,654
Series 2013-20G Class 1 07/01/33	3.150%	1,144,495	1,181,486
Series 2013-20H Class 1 08/01/33	3.160%	2,357,224	2,434,348
Series 2013-20L Class 1 12/01/33	3.380%	1,999,595	2,086,806
Series 2014-20B Class 1 02/01/34	3.230%	1,969,285	2,023,229
Series 2014-20C Class 1 03/01/34	3.210%	1,125,114	1,157,750
Series 2014-20D Class 1 04/01/34	3.110%	3,516,205	3,602,615
Series 2014-20E Class 1 05/01/34	3.000%	3,068,839	3,128,599
Series 2014-20F Class 1 06/01/34	2.990%	2,127,487	2,170,718
Series 2014-20G Class 1 07/01/34	2.870%	823,335	828,734
Series 2014-20H Class 1 08/01/34	2.880%	2,309,510	2,327,647
Series 2014-20K Class 1 11/01/34	2.800%	1,601,482	1,612,111
Series 2014-20L Class 1 12/01/34	2.700%	920,332	918,702
Series 2015-20C Class 1 03/01/35	2.720%	250,000	250,606
Series 2015-20E Class 1 05/01/35	2.770%	3,430,000	3,470,626
Series 2015-20F Class 1 06/01/35	2.980%	3,750,000	3,801,622
Total Asset-Backed Securities — Agency (Cost: $56,203,344)			57,234,898

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency 10.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARI Fleet Lease Trust(a)(b) Series 2012-A Class A 03/15/20	0.736%	1,267,255	1,267,312
ARI Fleet Lease Trust(b) Series 2014-A Class A2 11/15/22	0.810%	4,420,379	4,416,054
Ally Master Owner Trust Series 2014-2 Class A(a) 01/16/18	0.556%	4,365,000	4,367,804
AmeriCredit Automobile Receivables Trust Series 2015-1 Class A2B(a) 04/09/18	0.604%	6,585,000	6,585,198
Ascentium Equipment Receivables Series 2015-1A Class A2(b) 07/10/17	1.150%	1,900,000	1,901,417
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(b) 12/20/21	2.630%	3,185,000	3,184,382
BA Credit Card Trust Series 2014-A2 Class A(a) 09/16/19	0.456%	8,350,000	8,344,890
Cabela's Credit Card Master Note Trust Series 2012-1A Class A2(a)(b) 02/18/20	0.716%	1,125,000	1,127,486
Cabela's Master Credit Card Trust Series 2014-1 Class A(a) 03/16/20	0.536%	1,668,000	1,665,978
California Republic Auto Receivables Trust Series 2014-2 Class A2 03/15/17	0.540%	680,825	680,670
Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2 03/15/23	2.080%	11,090,000	11,089,831
Chase Issuance Trust Series 2012-A4 Class A4 08/16/21	1.580%	1,970,000	1,943,305
Chase Issuance Trust(a) Series 2007-A5 Class A5 03/15/19	0.226%	2,935,000	2,921,346
Chesapeake Funding LLC(a)(b) Series 2011-2A Class A 04/07/24	1.434%	2,655,465	2,675,832
Series 2012-2A Class A 05/07/24	0.634%	1,962,091	1,962,492
Series 2013-1A Class A 01/07/25	0.634%	1,218,308	1,218,875
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5 06/07/23	2.680%	1,980,000	2,021,327

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Home Equity Loan Trust(a) Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	325,834	323,304
Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	395,273	392,512
Discover Card Execution Note Trust Series 2015-A2 Class A 10/17/22	1.900%	12,150,000	12,047,850
Enterprise Fleet Financing LLC(b) Series 2013-2 Class A2 03/20/19	1.060%	2,317,070	2,319,466
Series 2015-1 Class A2 09/20/20	1.300%	2,980,000	2,983,126
Ford Credit Auto Lease Trust Series 2014-A Class A2A 10/15/16	0.500%	68,761	68,775
Ford Credit Auto Owner Trust(b) Series 2014-2 Class A 04/15/26	2.310%	5,785,000	5,849,011
Series 2015-1 Class A 07/15/26	2.120%	8,995,000	8,999,623
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A(b) 03/15/22	2.090%	3,590,000	3,568,047
GE Dealer Floorplan Master Note Trust Series 2015-1 Class A(a) 01/20/20	0.687%	5,070,000	5,070,152
GE Equipment Small Ticket LLC Series 2014-1A Class A2(b) 08/24/16	0.590%	618,379	618,063
GE Equipment Transportation LLC Series 2014-1 Class A2 12/23/16	0.550%	1,327,136	1,326,084
GM Financial Automobile Leasing Trust Series 2015-1 Class A2 12/20/17	1.100%	6,710,000	6,715,830
GreatAmerica Leasing Receivables Series 2015-1 Class A2(b) 06/20/17	1.120%	2,460,000	2,462,586
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2B(a) 01/15/19	0.486%	5,020,000	5,018,802
Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A 12/10/27	0.735%	7,553,825	7,563,598
Series 2014-1 Class A 04/10/28	0.585%	2,014,867	2,014,927
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	3,575,475	3,575,319

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A(b) 12/15/17	0.950%	6,347,000	6,340,748
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(a)(b) 05/15/18	0.536%	8,135,000	8,141,675
MMAF Equipment Finance LLC(b) Series 2012-AA Class A3 08/10/16	0.940%	158,685	158,724
Series 2014-AA Class A2 04/10/17	0.520%	4,343,198	4,342,013
Navitas Equipment Receivables LLC Series 2015-1 Class A2(b) 11/15/18	2.120%	5,195,000	5,195,374
New York City Tax Liens Trust Series 2014-A Class A(b) 11/10/27	1.030%	865,823	865,150
Nissan Auto Receivables Owner Trust Series 2015-A Class A1(a) 01/15/20	0.586%	3,615,000	3,615,000
PFS Tax Lien Trust Series 2014-1 Class NOTE(b) 04/15/16	1.440%	1,904,931	1,910,229
SLM Student Loan Trust Series 2014-2 Class A1(a) 07/25/19	0.437%	3,131,944	3,129,574
SMART ABS Trust Series 2013-2US Class A3A 01/14/17	0.830%	866,035	866,066
SMART Trust(a) Series 2013-1US Class A3B 09/14/16	0.636%	439,141	439,111
SMART Trust(b) Series 2012-1USA Class A4A 12/14/17	2.010%	836,591	843,309
Santander Drive Auto Receivables Trust(a) Series 2014-2 Class A2B 07/17/17	0.506%	1,849,641	1,849,697
Series 2014-3 Class A2B 08/15/17	0.466%	1,256,486	1,256,524
TCF Auto Receivables Owner Trust Series 2014-1A Class A2(b) 05/15/17	0.590%	2,371,566	2,371,561
Westlake Automobile Receivables Trust Series 2014-1A Class A2(b) 05/15/17	0.700%	1,542,760	1,542,187
Wheels SPV 2 LLC Series 2015-1A Class A2(b) 04/22/24	1.270%	740,000	739,962
Total Asset-Backed Securities — Non-Agency (Cost: $171,844,236)			171,898,178

U.S. Treasury Obligations 19.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 09/30/15	0.250%	78,205,000	78,241,659
11/15/15	0.375%	82,190,000	82,279,916
06/15/18	1.125%	9,360,000	9,395,100
05/15/25	2.125%	41,586,100	40,832,352
U.S. Treasury(d) 02/15/45	2.500%	27,190,500	23,929,815
U.S. Treasury(c) 06/30/20	1.625%	19,415,000	19,411,966
06/30/22	2.125%	5,886,000	5,910,833
U.S. Treasury(e) STRIPS 11/15/18	0.000%	19,436,000	18,666,801
11/15/19	0.000%	11,055,900	10,319,820
02/15/40	0.000%	38,410,800	17,359,108
11/15/41	0.000%	13,661,000	5,835,419
05/15/43	0.000%	19,069,000	7,664,556
Total U.S. Treasury Obligations (Cost: $319,220,601)			319,847,345

U.S. Government & Agency Obligations 4.4%

Residual Funding Corp.(e) STRIPS 10/15/19	0.000%	8,329,000	7,687,784
07/15/20	0.000%	2,922,000	2,644,574
01/15/21	0.000%	69,708,000	61,998,295
Total U.S. Government & Agency Obligations (Cost: $70,971,786)			72,330,653

Foreign Government Obligations(f) 1.7%

BRAZIL 0.2%
Brazilian Government International Bond 01/20/34	8.250%	729,000	905,782
01/07/41	5.625%	2,464,000	2,353,120
Total			3,258,902
COLOMBIA —%
Colombia Government International Bond 01/18/41	6.125%	604,000	655,908
MEXICO 1.0%
Mexico Government International Bond 03/15/22	3.625%	6,098,000	6,171,176
Petroleos Mexicanos 03/01/18	5.750%	7,190,000	7,821,498
06/15/35	6.625%	1,770,000	1,889,475
Total			15,882,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QATAR 0.4%
Nakilat, Inc.(b) 12/31/33	6.067%	4,885,000	5,636,069
Ras Laffan Liquefied Natural Gas Co., Ltd. III(b) 09/30/16	5.832%	776,105	801,406
Total			6,437,475
TURKEY 0.1%
Turkey Government International Bond 01/14/41	6.000%	2,095,000	2,207,082
URUGUAY —%
Uruguay Government International Bond 11/20/45	4.125%	475,000	404,938
Total Foreign Government Obligations (Cost: $29,145,648)			28,846,454

Municipal Bonds 1.0%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.5%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 07/01/34	5.750%	3,310,000	3,908,018
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 04/01/39	7.550%	2,860,000	4,135,360
Total			8,043,378
ILLINOIS 0.2%
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012 11/01/42	5.000%	2,320,000	2,384,357
Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	625,000	708,844
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011 03/01/16	4.961%	130,000	133,027
Total			3,226,228

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	2,221,810	2,286,997
OHIO 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/35	4.532%	3,315,000	3,446,473
Total Municipal Bonds (Cost: $16,904,429)			17,003,076

Preferred Debt 0.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.6%
M&T Bank Corp.(a) 12/31/49	6.375%	270	288,630
PNC Financial Services Group, Inc. (The)(a) 12/31/49	6.125%	232,350	6,375,684
U.S. Bancorp(a) 12/31/49	6.500%	125,679	3,546,661
Total			10,210,975
PROPERTY & CASUALTY 0.1%
Allstate Corp. (The)(a) 01/15/53	5.100%	40,398	1,012,778
Total Preferred Debt (Cost: $10,538,873)			11,223,753

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(g)(h)	3,815,272	3,815,272
Total Money Market Funds (Cost: $3,815,272)		3,815,272
Total Investments (Cost: $1,900,821,637)		1,895,162,552
Other Assets & Liabilities, Net		(238,056,076)
Net Assets		1,657,106,476

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, securities totaling $5,493,125 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	275	USD	60,207,813	09/2015	69,801	—
Total			60,207,813		69,801	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(684)	USD	(86,301,566)	09/2015	245,688	—
US 5YR NOTE (CBT)	(224)	USD	(26,713,749)	09/2015	—	(74,392)
US LONG BOND(CBT)	(153)	USD	(23,079,094)	09/2015	481,714	—
US ULTRA BOND(CBT)	(147)	USD	(22,647,188)	09/2015	—	(84,973)
Total			(158,741,597)		727,402	(159,365)

Credit Default Swap Contracts Outstanding at June 30, 2015
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald's Corp.	6/20/20	1.000	3,690,000	(113,938)	106,302	(922)	—	(8,558)
Goldman Sachs International	Bank of America Corp.	6/20/20	1.000	10,055,000	(145,261)	142,821	(2,514)	—	(4,954)
Goldman Sachs International	Barclays Bank, PLC	6/20/20	1.000	1,825,000	(18,650)	26,848	(457)	7,741	—
Morgan Stanley*	CDX North America Investment Grade 24-V1	6/20/20	1.000	174,562,000	597,133	—	(43,640)	553,493	—
Total								561,234	(13,512)

*Centrally cleared swap contract

Interest Rate Swap Contracts Outstanding at June 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency		Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	1.549	4/14/20	USD	32,588,894	(178)	—	(185,011)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	0.818	4/14/17	USD	79,337,000	(211)	—	(95,659)
Total									—	(280,670)

*Centrally cleared swap contract

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $257,693,214 or 15.55% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)  Zero coupon bond.

(f)  Principal and interest may not be guaranteed by the government.

(g)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,683,736	423,518,872	(435,387,336)	3,815,272	11,000	3,815,272

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	515,185,886	—	515,185,886
Residential Mortgage-Backed Securities — Agency	—	487,034,222	—	487,034,222
Residential Mortgage-Backed Securities — Non-Agency	—	42,615,234	2,765,207	45,380,441
Commercial Mortgage-Backed Securities — Non-Agency	—	165,362,374	—	165,362,374
Asset-Backed Securities — Agency	—	57,234,898	—	57,234,898
Asset-Backed Securities — Non-Agency	—	171,898,178	—	171,898,178
U.S. Treasury Obligations	260,001,641	59,845,704	—	319,847,345
U.S. Government & Agency Obligations	—	72,330,653	—	72,330,653
Foreign Government Obligations	—	28,846,454	—	28,846,454
Municipal Bonds	—	17,003,076	—	17,003,076
Preferred Debt	11,223,753	—	—	11,223,753
Money Market Funds	3,815,272	—	—	3,815,272
Total Investments	275,040,666	1,617,356,679	2,765,207	1,895,162,552

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	797,203	—	—	797,203
Swap Contracts	—	561,234	—	561,234
Liabilities
Futures Contracts	(159,365)	—	—	(159,365)
Swap Contracts	—	(294,182)	—	(294,182)
Total	275,678,504	1,617,623,731	2,765,207	1,896,067,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
936,769	—	—	936,769

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,897,006,365)	$1,891,347,280
Affiliated issuers (identified cost $3,815,272)	3,815,272
Total investments (identified cost $1,900,821,637)	1,895,162,552
Cash	281
Unrealized appreciation on swap contracts	7,741
Premiums paid on outstanding swap contracts	389
Receivable for:
Investments sold	62,213,104
Investments sold on a delayed delivery basis	59,104,155
Capital shares sold	546
Dividends	64,662
Interest	7,751,753
Variation margin	51,845
Expense reimbursement due from Investment Manager	10,350
Trustees' deferred compensation plan	15,882
Total assets	2,024,383,260
Liabilities
Unrealized depreciation on swap contracts	13,512
Premiums received on outstanding swap contracts	275,971
Payable for:
Investments purchased	62,270,501
Investments purchased on a delayed delivery basis	299,827,220
Capital shares purchased	3,789,175
Variation margin	224,664
Investment management fees	623,495
Distribution and/or service fees	2,174
Transfer agent fees	87,817
Administration fees	94,393
Compensation of board members	5,141
Chief compliance officer expenses	203
Other expenses	46,636
Trustees' deferred compensation plan	15,882
Total liabilities	367,276,784
Net assets applicable to outstanding capital stock	$1,657,106,476

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

June 30, 2015 (Unaudited)

Represented by
Paid-in capital	$1,656,620,142
Undistributed net investment income	15,392,217
Accumulated net realized loss	(10,151,688)
Unrealized appreciation (depreciation) on:
Investments	(5,659,085)
Futures contracts	637,838
Swap contracts	267,052
Total — representing net assets applicable to outstanding capital stock	$1,657,106,476
Class 1
Net assets	$1,646,712,199
Shares outstanding	168,436,971
Net asset value per share	$9.78
Class 2
Net assets	$10,394,277
Shares outstanding	1,064,379
Net asset value per share	$9.77

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$350,271
Dividends — affiliated issuers	11,000
Interest	19,901,917
Total income	20,263,188
Expenses:
Investment management fees	3,321,024
Distribution and/or service fees
Class 2	11,097
Transfer agent fees
Class 1	464,676
Class 2	2,663
Administration fees	504,534
Compensation of board members	25,988
Custodian fees	21,754
Printing and postage fees	12,249
Professional fees	42,072
Chief compliance officer expenses	388
Other	15,501
Total expenses	4,421,946
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(48,285)
Total net expenses	4,373,661
Net investment income	15,889,527
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,666,178
Futures contracts	(3,055,468)
Swap contracts	(155,559)
Net realized gain	1,455,151
Net change in unrealized appreciation (depreciation) on:
Investments	(25,493,386)
Futures contracts	2,228,684
Swap contracts	69,521
Net change in unrealized depreciation	(23,195,181)
Net realized and unrealized loss	(21,740,030)
Net decrease in net assets from operations	$(5,850,503)

The accompanying Notes to Financial Statements are an integral part of this statement.

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20

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$15,889,527	$33,659,619
Net realized gain	1,455,151	9,934,963
Net change in unrealized appreciation (depreciation)	(23,195,181)	49,098,641
Net increase (decrease) in net assets resulting from operations	(5,850,503)	92,693,223
Distributions to shareholders
Net investment income
Class 1	(33,510,853)	(19,608,808)
Class 2	(185,943)	(34,727)
Total distributions to shareholders	(33,696,796)	(19,643,535)
Increase (decrease) in net assets from capital stock activity	138,643,329	(292,661,119)
Total increase (decrease) in net assets	99,096,030	(219,611,431)
Net assets at beginning of period	1,558,010,446	1,777,621,877
Net assets at end of period	$1,657,106,476	$1,558,010,446
Undistributed net investment income	$15,392,217	$33,199,486

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	41,497,354	416,604,191	3,514,577	35,040,400
Distributions reinvested	3,426,468	33,510,853	1,986,708	19,608,807
Redemptions	(31,297,205)	(314,768,855)	(35,742,784)	(353,111,723)
Net increase (decrease)	13,626,617	135,346,189	(30,241,499)	(298,462,516)
Class 2 shares
Subscriptions	378,844	3,814,095	613,153	6,059,166
Distributions reinvested	19,032	185,943	3,522	34,727
Redemptions	(69,881)	(702,898)	(29,554)	(292,496)
Net increase	327,995	3,297,140	587,121	5,801,397
Total net increase (decrease)	13,954,612	138,643,329	(29,654,378)	(292,661,119)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.02		$9.60	$10.00
Income from investment operations:
Net investment income	0.10		0.20	0.12
Net realized and unrealized gain (loss)	(0.14)		0.34	(0.52)
Total from investment operations	(0.04)		0.54	(0.40)
Less distributions to shareholders:
Net investment income	(0.20)		(0.12)	—
Total distributions to shareholders	(0.20)		(0.12)	—
Net asset value, end of period	$9.78		$10.02	$9.60
Total return	(0.38%)		5.62%	(4.00%)
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.56%	0.57	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.57	%(c)
Net investment income	2.04	%(c)	2.02%	1.91	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,646,712		$1,550,651	$1,776,191
Portfolio turnover	221%		346%	350%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$9.99		$9.59	$10.00
Income from investment operations:
Net investment income	0.09		0.18	0.11
Net realized and unrealized gain (loss)	(0.13)		0.32	(0.52)
Total from investment operations	(0.04)		0.50	(0.41)
Less distributions to shareholders:
Net investment income	(0.18)		(0.10)	—
Total distributions to shareholders	(0.18)		(0.10)	—
Net asset value, end of period	$9.77		$9.99	$9.59
Total return	(0.42%)		5.25%	(4.10%)
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.82%	0.82	%(c)
Total net expenses(d)	0.81	%(c)	0.81%	0.82	%(c)
Net investment income	1.80	%(c)	1.82%	1.69	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10,394		$7,359	$1,431
Portfolio turnover	221%		346%	350%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Core Bond Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is

Semiannual Report 2015
25

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount

Semiannual Report 2015
26

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the

Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness, as determined by the Investment Manager.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	561,234	*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	797,203	*
Interest rate risk	Premiums paid on outstanding swap contracts	389
Total		1,358,826
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	13,512	*
Credit risk	Premiums received on outstanding swap contracts	275,971
Interest rate risk	Net assets — unrealized depreciation on futures contracts	159,365	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	280,670	*
Total		729,517

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(939,337)	(939,337)
Interest rate risk	(3,055,468)	783,776	(2,271,692)
Total	(3,055,468)	(155,559)	(3,211,027)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	780,353	780,353
Interest rate risk	2,228,684	(710,832)	1,517,852
Total	2,228,684	69,521	2,298,205

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	53,817,422
Futures contracts — Short	144,953,002
Credit default swap contracts — buy protection	181,064,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Interest rate swap contracts	293,885	(541,521)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Citibank ($)	Goldman Sachs & Co. ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts(a)	—	—	6,901	6,901
Total Assets	—	—	6,901	6,901
Liabilities
Centrally cleared credit default swap contracts(a)	—	—	178,780	178,780
Centrally cleared interest rate swap contracts(a)	—	—	11,499	11,499
OTC credit default swap contracts(b)	114,860	166,882	—	281,742
Total Liabilities	114,860	166,882	190,279	472,021
Total Financial and Derivative Net Assets	(114,860)	(166,882)	(183,378)	(465,120)
Total collateral received (pledged)(c)	—	—	(183,378)	(183,378)
Net Amount(d)	(114,860)	(166,882)	—	(281,742)

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/ (to) counterparties in the event of default.

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is

Semiannual Report 2015
31

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.56%	0.56%
Class 2	0.81	0.81

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and

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32

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $1,900,822,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$10,988,000
Unrealized depreciation	(16,647,000)
Net unrealized depreciation	$(5,659,000)

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	3,559,819
No expiration — long-term	8,100,286
Total	11,660,105

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,068,474,012 and $3,809,915,040, respectively, for the six months ended June 30, 2015, of which $ 3,204,633,885 and $3,073,873,456, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

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33

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that

Semiannual Report 2015
34

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
35

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Core Bond Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015
37

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the forty-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

Semiannual Report 2015
38

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

Semiannual Report 2015
39

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Semiannual Report 2015
40

COLUMBIA VARIABLE PORTFOLIO — CORE BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
41

Columbia Variable Portfolio — Core Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1877 E (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO —
MANAGED VOLATILITY CONSERVATIVE FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	21
Board Consideration and Approval of Advisory Agreement	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund) Class 2 shares returned 0.28% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its Blended Index, which returned 0.62% over the same time period.

■  The Fund outperformed the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/12/13	0.28	0.95	2.71
Blended Index		0.62	2.31	3.57
Barclays U.S. Aggregate Bond Index		-0.10	1.86	1.37

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, established by the Investment Manager, consists of an 80% weighting of the Barclays U.S. Aggregate Bond Index, a 10% weighting of the S&P 500 Index, a 6% weighting of the MSCI EAFE Index (Net) and a 4% weighting of the Russell 2000 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2015)
Allocations to Underlying Funds
Underlying Funds: Equity	14.8
International	3.7
U.S. Large Cap	8.5
U.S. Mid Cap	0.0	(a)
U.S. Small Cap	2.6
Underlying Funds: Fixed Income	51.0
Floating Rate	0.1
High Yield	3.0
Investment Grade	47.9
Allocations to Tactical Assets
Corporate Bonds & Notes	2.6
Exchange-Traded Funds	5.5
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	18.8
Options Purchased Puts	0.5
Residential Mortgage-Backed Securities — Agency	6.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in an affiliated money market fund (amounting to $35.2 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.*

Kent Bergene

Brian Virginia

*Effective May 2015, Ms. Bahuguna was named a Portfolio Manager of the Fund. Todd White and Melda Mergen no longer serve as Portfolio Managers of the Fund.

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,002.80	1,021.92	2.88	2.91	0.58	5.16	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 15.7%

	Shares	Value ($)
INTERNATIONAL 3.9%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	30,250	360,276
Variable Portfolio — DFA International Value Fund, Class 1(a)	170,317	1,755,968
Variable Portfolio — Invesco International Growth Fund, Class 1(a)	172,960	2,091,083
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	179,802	2,037,159
Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	62,012	639,968
Total		6,884,454
U.S. LARGE CAP 9.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	86,611	1,445,536
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	78,226	1,540,276
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	54,087	695,559
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	122,353	4,463,448
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	37,085	697,189
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	48,586	882,316
Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	39,522	766,337
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	39,142	755,825
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	48,712	923,588
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	49,292	907,464
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	45,933	935,204
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	122,194	1,896,451
Total		15,909,193
U.S. MID CAP —%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	425	8,393
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	233	4,496
Total		12,889

Equity Funds (continued)

	Shares	Value ($)
U.S. SMALL CAP 2.8%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	112,594	2,204,595
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	42,935	856,109
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	80,511	1,856,583
Total		4,917,287
Total Equity Funds (Cost: $26,089,861)		27,723,823

Fixed-Income Funds 54.1%

FLOATING RATE 0.1%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	20,547	165,405
HIGH YIELD 3.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	675,253	5,651,863
INVESTMENT GRADE 50.8%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	438,666	4,290,159
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	1,845,217	18,562,887
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	580,171	5,587,047
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	588,096	6,133,838
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	1,758,965	18,873,695
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	1,432,890	15,403,566
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	1,816,038	18,832,311
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	187,199	1,898,197
Total		89,581,700
Total Fixed-Income Funds (Cost: $96,959,523)		95,398,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) 2.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.1%
L-3 Communications Corp. 05/28/24	3.950%	51,000	49,575
Northrop Grumman Corp. 06/01/18	1.750%	20,000	19,951
08/01/23	3.250%	41,000	40,167
Total			109,693
BANKING 0.1%
Bank of America Corp. 04/01/24	4.000%	35,000	35,615
Bank of Nova Scotia (The) 06/11/18	1.700%	35,000	34,969
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%	59,000	56,981
JPMorgan Chase & Co. 03/01/18	1.700%	20,000	19,907
Morgan Stanley 10/23/24	3.700%	45,000	44,818
Total			192,290
CABLE AND SATELLITE —%
NBCUniversal Media LLC 01/15/43	4.450%	30,000	28,833
Time Warner Cable, Inc. 09/15/42	4.500%	6,000	4,894
Total			33,727
CHEMICALS —%
Dow Chemical Co. (The) 10/01/44	4.625%	20,000	18,668
LYB International Finance BV 03/15/44	4.875%	25,000	24,290
Total			42,958
CONSUMER PRODUCTS —%
Clorox Co. (The) 12/15/24	3.500%	45,000	44,495
DIVERSIFIED MANUFACTURING —%
General Electric Co. 10/09/42	4.125%	5,000	4,811
03/11/44	4.500%	20,000	20,312
United Technologies Corp. 05/15/45	4.150%	30,000	28,643
Total			53,766

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ELECTRIC 0.6%
Appalachian Power Co. 05/15/44	4.400%		10,000	9,433
06/01/45	4.450%		20,000	19,189
Berkshire Hathaway Energy Co. 02/01/45	4.500%		34,000	33,460
CMS Energy Corp. 03/15/22	5.050%		15,000	16,507
03/01/44	4.875%		35,000	36,208
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%		5,000	5,143
DTE Energy Co. 06/01/16	6.350%		5,000	5,240
06/01/24	3.500%		60,000	60,083
DTE Energy Co.(d) 06/15/22	3.300%		60,000	60,486
Dominion Resources, Inc. 06/15/18	1.900%		45,000	45,056
09/15/42	4.050%		65,000	58,795
Duke Energy Corp. 10/15/23	3.950%		149,000	154,591
Eversource Energy 05/01/18	1.450%		50,000	49,706
Indiana Michigan Power Co. 03/15/23	3.200%		30,000	29,733
Oncor Electric Delivery Co. LLC 09/30/17	5.000%		76,000	81,914
Oncor Electric Delivery Co. LLC(d) 04/01/45	3.750%		15,000	13,406
PPL Capital Funding, Inc. 06/01/23	3.400%		20,000	19,929
03/15/24	3.950%		60,000	62,041
PSEG Power LLC 11/15/18	2.450%		5,000	5,016
11/15/23	4.300%		15,000	15,496
Pacific Gas & Electric Co. 02/15/24	3.750%		15,000	15,430
02/15/44	4.750%		40,000	41,246
03/15/45	4.300%		15,000	14,407
Southern California Edison Co. 10/01/43	4.650%		5,000	5,204
02/01/45	3.600%		5,000	4,457
Southern Co. (The) 09/15/15	2.375%		25,000	25,088
TransAlta Corp. 06/03/17	1.900%		45,000	44,774
11/25/20	5.000%	CAD	45,000	37,584

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc. 06/15/18	1.650%	20,000	20,014
06/15/25	3.550%	15,000	14,961
Xcel Energy, Inc. 05/09/16	0.750%	55,000	54,839
05/15/20	4.700%	38,000	41,446
Total			1,100,882
FOOD AND BEVERAGE 0.3%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%	4,000	3,839
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%	37,000	37,174
ConAgra Foods, Inc. 01/25/43	4.650%	35,000	29,693
Diageo Finance BV 10/28/15	5.300%	30,000	30,437
HJ Heinz Co.(d)(e) 07/15/45	5.200%	35,000	35,869
Heineken NV(d) 10/01/42	4.000%	15,000	13,516
JM Smucker Co. (The)(d) 03/15/45	4.375%	25,000	22,761
Molson Coors Brewing Co. 05/01/42	5.000%	48,000	46,729
SABMiller Holdings, Inc.(d) 01/15/22	3.750%	200,000	206,651
Wm. Wrigley Jr., Co.(d) 10/21/19	2.900%	60,000	61,093
Total			487,762
HEALTH CARE 0.1%
Becton Dickinson and Co. 12/15/44	4.685%	10,000	9,676
Express Scripts Holding Co. 05/15/16	3.125%	60,000	60,986
McKesson Corp. 12/04/15	0.950%	48,000	48,067
03/15/23	2.850%	10,000	9,551
Total			128,280
HEALTHCARE INSURANCE —%
Cigna Corporation 03/15/21	4.500%	30,000	32,617
UnitedHealth Group, Inc. 03/15/22	2.875%	20,000	19,421
Total			52,038

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INDEPENDENT ENERGY 0.2%
Anadarko Petroleum Corp. 09/15/16	5.950%	45,000	47,471
Canadian Natural Resources Ltd. 08/15/16	6.000%	14,000	14,730
04/15/24	3.800%	65,000	64,273
Canadian Oil Sands Ltd.(d) 04/01/42	6.000%	15,000	13,489
Cimarex Energy Co. 05/01/22	5.875%	36,000	38,565
06/01/24	4.375%	11,000	10,864
ConocoPhillips Co. 05/15/18	1.500%	35,000	34,975
Continental Resources, Inc. 09/15/22	5.000%	30,000	29,419
06/01/44	4.900%	15,000	12,633
Marathon Oil Corp. 11/01/15	0.900%	2,000	2,000
06/01/45	5.200%	25,000	24,267
Noble Energy, Inc. 11/15/43	5.250%	1,000	974
Woodside Finance Ltd.(d) 03/05/25	3.650%	60,000	57,660
Total			351,320
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%	11,000	10,869
09/15/42	4.450%	21,000	18,325
09/15/43	5.200%	10,000	9,444
Total			38,638
LIFE INSURANCE 0.1%
Five Corners Funding Trust(d) 11/15/23	4.419%	105,000	108,599
Guardian Life Insurance Co. of America (The)(d) 06/19/64	4.875%	25,000	24,326
MetLife, Inc. 09/15/23	4.368%	25,000	26,592
Teachers Insurance & Annuity Association of America(d) 09/15/44	4.900%	50,000	50,984
Total			210,501
MEDIA AND ENTERTAINMENT 0.2%
21st Century Fox America, Inc. 09/15/44	4.750%	30,000	29,333
Scripps Networks Interactive, Inc. 11/15/24	3.900%	72,000	70,769
06/15/25	3.950%	24,000	23,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(d) 11/26/22	3.125%	80,000	77,849
Thomson Reuters Corp. 05/23/16	0.875%	26,000	25,947
05/23/43	4.500%	35,000	31,683
Time Warner, Inc. 03/29/41	6.250%	20,000	22,886
Total			282,037
METALS —%
BHP Billiton Finance USA Ltd. 09/30/43	5.000%	10,000	10,380
Barrick Gold Corp. 04/01/42	5.250%	20,000	17,907
Newmont Mining Corp. 03/15/42	4.875%	8,000	6,713
Rio Tinto Finance USA PLC 08/21/42	4.125%	10,000	8,991
Teck Resources Ltd. 03/01/42	5.200%	10,000	7,297
Total			51,288
MIDSTREAM 0.2%
Columbia Pipeline Group, Inc.(d) 06/01/45	5.800%	40,000	39,418
Energy Transfer Partners LP 02/01/43	5.150%	1,000	891
Enterprise Products Operating LLC 05/07/18	1.650%	30,000	29,970
02/15/45	5.100%	25,000	24,316
05/15/46	4.900%	10,000	9,419
Kinder Morgan Energy Partners LP 09/01/22	3.950%	15,000	14,669
02/15/23	3.450%	69,000	64,984
05/01/24	4.300%	25,000	24,671
03/01/43	5.000%	15,000	13,089
NiSource Finance Corp. 02/15/43	5.250%	30,000	31,970
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	57,000	53,498
10/15/23	3.850%	5,000	4,947
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	10,000	10,650
Williams Partners LP 09/15/45	5.100%	54,000	47,707
Total			370,199

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 0.1%
Sempra Energy 04/01/17	2.300%	25,000	25,368
06/15/24	3.550%	95,000	94,916
Total			120,284
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	41,000	30,897
PHARMACEUTICALS 0.1%
AbbVie, Inc. 11/06/15	1.200%	60,000	60,055
11/06/17	1.750%	10,000	10,026
05/14/20	2.500%	30,000	29,692
Amgen, Inc. 06/15/16	2.300%	50,000	50,554
05/15/43	5.375%	10,000	10,612
Total			160,939
PROPERTY & CASUALTY 0.1%
Alleghany Corp. 09/15/44	4.900%	15,000	14,450
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	55,000	54,159
CNA Financial Corp. 05/15/24	3.950%	16,000	15,891
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%	30,000	32,250
06/15/23	4.250%	31,000	31,881
Loews Corp. 05/15/43	4.125%	5,000	4,551
Total			153,182
RAILROADS —%
Burlington Northern Santa Fe LLC 04/01/45	4.150%	5,000	4,612
Canadian Pacific Railway Co. 02/01/25	2.900%	45,000	42,358
Total			46,970
REFINING 0.1%
Marathon Petroleum Corp. 03/01/16	3.500%	30,000	30,507
09/15/44	4.750%	20,000	18,254
Phillips 66 05/01/17	2.950%	30,000	30,836
Total			79,597

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
RESTAURANTS —%
Yum! Brands, Inc. 11/01/23	3.875%		50,000	49,519
11/01/43	5.350%		4,000	3,840
Total				53,359
TECHNOLOGY 0.1%
Apple, Inc. 02/09/45	3.450%		20,000	16,950
05/13/45	4.375%		20,000	19,709
Corning, Inc. 05/15/22	2.900%		16,000	15,955
International Business Machine Corp. 11/19/19	1.375%	EUR	100,000	115,165
Oracle Corp. 07/08/44	4.500%		15,000	14,872
05/15/45	4.125%		35,000	32,456
Total				215,107
TRANSPORTATION SERVICES 0.1%
ERAC U.S.A. Finance LLC(d) 11/15/24	3.850%		6,000	6,022
02/15/45	4.500%		35,000	32,166
FedEx Corp. 01/15/44	5.100%		18,000	18,568
02/01/45	4.100%		5,000	4,491
Heathrow Funding Ltd. 02/15/25	5.225%	GBP	50,000	89,291
Total				150,538
WIRELESS 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		13,000	13,150
Rogers Communications, Inc. 03/15/23	3.000%		76,000	73,000
Total				86,150
WIRELINES 0.2%
AT&T, Inc. 08/15/16	2.400%		65,000	65,894
06/15/45	4.350%		106,000	90,494
Verizon Communications, Inc. 03/15/24	4.150%		19,000	19,502
11/01/42	3.850%		114,000	94,224
Total				270,114
Total Corporate Bonds & Notes (Cost: $5,033,656)				4,917,011

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residential Mortgage-Backed Securities — Agency 7.2%
Federal National Mortgage Association(e) 07/16/30	2.500%	592,000	599,171
07/16/30	3.000%	592,000	613,317
07/16/30- 07/14/45	3.500%	10,340,000	10,764,277
07/14/45	4.000%	592,000	627,212
Total Residential Mortgage-Backed Securities — Agency (Cost: $12,592,566)			12,603,977

Exchange-Traded Funds 5.8%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	17,925	3,689,861
iShares Core S&P 500 ETF	829	171,785
iShares MSCI EAFE ETF	93,132	5,912,951
iShares Russell 2000 ETF	3,625	452,618
Total Exchange-Traded Funds (Cost: $9,642,045)		10,227,215

Options Purchased Puts 0.5%

Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value ($)
S&P 500 Index	56	USD	1,800.00	12/16/16	542,080
	33	USD	1,900.00	12/16/16	413,490
Total Options Purchased Puts (Cost: $1,272,176)					955,570

Money Market Funds 20.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(f)	35,230,195	35,230,195
Total Money Market Funds (Cost: $35,230,195)		35,230,195
Total Investments (Cost: $186,820,022)		187,056,759
Other Assets & Liabilities, Net		(10,836,202)
Net Assets		176,220,557

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

At June 30, 2015, cash totaling $996,416 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	7/9/2015	57,000 GBP	87,022 USD	—	(2,535)
State Street Bank & Trust Company	7/24/2015	50,000 CAD	40,572 USD	553	—
UBS Securities	7/9/2015	4,000 EUR	4,496 USD	36	—
UBS Securities	7/9/2015	95,000 EUR	104,295 USD	—	(1,626)
Total				589	(4,161)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND FUT	1	CAD	112,090	09/2015	981	—
EURO STOXX 50	14	EUR	536,287	09/2015	306	—
EURO-BOBL FUTURE	2	EUR	288,924	09/2015	—	(1,419)
EURO-BUND FUTURE	2	EUR	338,914	09/2015	—	(7,285)
EURO-SCHATZ FUT	2	EUR	248,110	09/2015	—	(35)
LONG GILT FUTURE	1	GBP	181,841	09/2015	—	(1,717)
Russell 2000 Mini	17	USD	2,125,680	09/2015	—	(61,112)
S&P 500 FUTURE	1	USD	513,600	09/2015	—	(5,304)
S&P500 EMINI FUT	52	USD	5,341,440	09/2015	—	(55,248)
S&P500 EMINI FUT	56	USD	5,752,320	09/2015	—	(62,978)
TOPIX INDX FUTR	8	JPY	1,065,817	09/2015	—	(28,744)
US 5YR NOTE (CBT)	121	USD	14,430,195	09/2015	6,265	—
US 5YR NOTE (CBT)	5	USD	596,289	09/2015	—	(320)
US LONG BOND(CBT)	19	USD	2,866,031	09/2015	—	(20,692)
US ULTRA BOND(CBT)	24	USD	3,697,500	09/2015	—	(43,178)
US ULTRA BOND(CBT)	1	USD	154,063	09/2015	—	(5,092)
Total			38,249,101		7,552	(293,124)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(8)	USD	(1,009,375)	09/2015	7,367	—
US 2YR NOTE (CBT)	(17)	USD	(3,721,938)	09/2015	—	(6,676)
US LONG BOND(CBT)	(7)	USD	(1,055,906)	09/2015	25,475	—
Total			(5,787,219)		32,842	(6,676)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,558,442	25,912,555	(20,240,802)	—	35,230,195	—	19,472	35,230,195
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	1,216,080	464,065	(483,904)	5,865	1,202,106	—	—	1,445,536
Columbia Variable Portfolio — Core Bond Fund, Class 1	1,010,000	3,384,828	—	—	4,394,828	—	87,024	4,290,159
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	1,081,912	415,000	(59,872)	(747)	1,436,293	—	—	1,540,276
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	453,319	180,470	(642,431)	8,642	—	—	—	—
Columbia Variable Portfolio — Global Bond Fund, Class 1	5,820,930	266,654	(5,969,546)	(118,038)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	9,114,211	1,673,815	(5,100,157)	167,155	5,855,024	49,580	517,362	5,651,863
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	9,378,365	10,086,250	(601,255)	(2,915)	18,860,445	56,230	270,872	18,562,887
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	530,094	220,983	(214,559)	2,195	538,713	—	—	695,559
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	984,037	3,412,150	(63,769)	(677)	4,331,741	—	—	4,463,448
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	9,525,760	1,446,599	(4,928,972)	(124,569)	5,918,818	—	308,101	5,587,047
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	203,501	—	(253,304)	49,803	—	—	—	—
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	565,063	220,983	(195,671)	522	590,897	—	—	697,189
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	840,379	345,286	(443,746)	8,207	750,126	—	—	882,316

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Strategic Income Fund, Class 1	3,190,626	242,412	(3,540,173)	107,135	—	—	—	—
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	408,498	3,094,435	(1,403,224)	41,907	2,141,616	—	—	2,204,595
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	5,195,315	1,742,053	(821,639)	2,132	6,117,861	14,187	183,572	6,133,838
Variable Portfolio — American Century Diversified Bond Fund, Class 1	9,307,988	10,549,357	(601,255)	(2,247)	19,253,843	82,652	421,975	18,873,695
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	3,293,480	363,618	(3,879,676)	222,578	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	612,057	32,314	(241,533)	(10,651)	392,187	28,871	3,443	360,276
Variable Portfolio — DFA International Value Fund, Class 1	980,817	955,480	(103,682)	(8,911)	1,823,704	34,738	19,811	1,755,968
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	1,107,980	210,638	(1,154,535)	25,189	189,272	—	28,829	165,405
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	536,246	220,983	(85,344)	(619)	671,266	—	—	766,337
Variable Portfolio — Invesco International Growth Fund, Class 1	989,021	1,344,704	(103,682)	(5,195)	2,224,848	113,462	15,421	2,091,083
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	9,365,977	7,172,743	(977,577)	(12,740)	15,548,403	41,455	292,026	15,403,566
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	493,727	—	(622,381)	134,767	6,113	—	—	8,393
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	359,647	352,210	(38,261)	(366)	673,230	—	—	755,825
Variable Portfolio — MFS Value Fund, Class 1	1,272,645	515,628	(1,092,284)	60,564	756,553	—	—	923,588
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	617,948	139,005	(592,139)	(164,814)	—	133,388	5,617	—
Variable Portfolio — NFJ Dividend Value Fund, Class 1	1,078,753	441,967	(731,796)	5,992	794,916	—	—	907,464
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	530,519	321,701	(38,261)	(605)	813,354	—	—	935,204
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	560,412	217,300	(37,624)	(590)	739,498	—	—	856,109
Variable Portfolio — Partners Small Cap Value Fund, Class 1	1,309,200	511,945	(88,640)	(1,042)	1,731,463	—	—	1,856,583
Variable Portfolio — Pyramis® International Equity Fund, Class 1	1,031,543	1,196,486	(103,683)	(9,171)	2,115,175	58,864	23,246	2,037,159
Variable Portfolio — Pyrford International Equity Fund, Class 1	964,185	456,720	(785,496)	(8,285)	627,124	—	13,943	639,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Sit Dividend Growth Fund, Class 1	1,181,058	622,028	(76,523)	(797)	1,725,766	—	—	1,896,451
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	10,433,494	8,837,708	(352,528)	(4,351)	18,914,323	8,301	153,713	18,832,311
Variable Portfolio — Victory Established Value Fund, Class 1	479,197	—	(608,184)	132,159	3,172	—	—	4,496
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	1,048,265	937,881	(79,181)	(259)	1,906,706	—	19,292	1,898,197
Total	126,630,691	88,508,954	(57,357,289)	497,223	158,279,579	621,728	2,383,719	158,352,986

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $899,076 or 0.51% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2015.

Currency Legend

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	27,723,823	—	—	27,723,823
Fixed-Income Funds	95,398,968	—	—	95,398,968
Corporate Bonds & Notes	—	4,917,011	—	4,917,011
Residential Mortgage-Backed Securities — Agency	—	12,603,977	—	12,603,977
Exchange-Traded Funds	10,227,215	—	—	10,227,215
Options Purchased Puts	955,570	—	—	955,570
Money Market Funds	35,230,195	—	—	35,230,195
Total Investments	169,535,771	17,520,988	—	187,056,759
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	589	—	589
Futures Contracts	40,394	—	—	40,394
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,161)	—	(4,161)
Futures Contracts	(299,800)	—	—	(299,800)
Total	169,276,365	17,517,416	—	186,793,781

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $27,268,267)	$27,748,203
Affiliated issuers (identified cost $158,279,579)	158,352,986
Options purchased (identified cost $1,272,176)	955,570
Total investments (identified cost $186,820,022)	187,056,759
Foreign currency (identified cost $5,910)	5,907
Margin deposits	996,416
Unrealized appreciation on forward foreign currency exchange contracts	589
Receivable for:
Investments sold	993,892
Dividends	141,554
Interest	59,801
Variation margin	38,146
Trustees' deferred compensation plan	5,898
Total assets	189,298,962
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	4,161
Payable for:
Investments purchased	1,305,527
Investments purchased on a delayed delivery basis	11,342,939
Capital shares purchased	360,466
Variation margin	12,355
Investment management fees	1,013
Distribution and/or service fees	1,210
Transfer agent fees	92
Administration fees	158
Compensation of board members	1,992
Chief compliance officer expenses	15
Other expenses	42,579
Trustees' deferred compensation plan	5,898
Total liabilities	13,078,405
Net assets applicable to outstanding capital stock	$176,220,557
Represented by
Trust capital	$176,220,557
Total — representing net assets applicable to outstanding capital stock	$176,220,557
Class 2
Net assets	$176,220,557
Shares outstanding	16,610,673
Net asset value per share	$10.61

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$157,957
Dividends — affiliated issuers	2,383,719
Interest	72,007
Total income	2,613,683
Expenses:
Investment management fees	161,137
Distribution and/or service fees
Class 2	198,366
Transfer agent fees
Class 2	14,649
Administration fees	25,635
Compensation of board members	10,398
Custodian fees	23,392
Printing and postage fees	10,860
Professional fees	12,227
Chief compliance officer expenses	36
Other	1,430
Total expenses	458,130
Net investment income	2,155,553
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,137
Investments — affiliated issuers	497,223
Capital gain distributions from underlying affiliated funds	621,728
Foreign currency translations	(4,940)
Forward foreign currency exchange contracts	12,626
Futures contracts	101,680
Options purchased	(153,224)
Net realized gain	1,108,230
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(99,187)
Investments — affiliated issuers	(2,293,775)
Foreign currency translations	(118)
Forward foreign currency exchange contracts	(6,763)
Futures contracts	(643,142)
Options purchased	(164,321)
Net change in unrealized depreciation	(3,207,306)
Net realized and unrealized loss	(2,099,076)
Net increase in net assets resulting from operations	$56,477

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$2,155,553	$547,460
Net realized gain	1,108,230	1,136,146
Net change in unrealized appreciation (depreciation)	(3,207,306)	2,506,236
Net increase in net assets resulting from operations	56,477	4,189,842
Increase in net assets from capital stock activity	33,743,993	76,044,229
Total increase in net assets	33,800,470	80,234,071
Net assets at beginning of period	142,420,087	62,186,016
Net assets at end of period	$176,220,557	$142,420,087

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	4,243,332	45,528,363	9,497,600	98,705,788
Redemptions	(1,099,376)	(11,784,370)	(2,172,293)	(22,661,559)
Net increase	3,143,956	33,743,993	7,325,307	76,044,229
Total net increase	3,143,956	33,743,993	7,325,307	76,044,229

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.58		$10.13	$10.00
Income from investment operations:
Net investment income	0.14		0.06	0.10
Net realized and unrealized gain (loss)	(0.11)		0.39	0.03
Total from investment operations	0.03		0.45	0.13
Net asset value, end of period	$10.61		$10.58	$10.13
Total return	0.28%		4.44%	1.30%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.61%	0.91	%(c)
Total net expenses(d)	0.58	%(c)	0.60%	0.67	%(c)
Net investment income	2.72	%(c)	0.54%	1.34	%(c)
Supplemental data
Net assets, end of period (in thousands)	$176,221		$142,420	$62,186
Portfolio turnover	85%		184%	109%

Notes to Financial Highlights

(a)  Based on operations from April 12, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	306	*
Equity risk	Investments, at value — Options purchased	955,570
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	589
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	40,088	*
Total		996,553
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	213,385	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,161
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	86,415	*
Total		303,961

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	501,238	(153,224)	348,014
Foreign exchange risk	12,626	—	—	12,626
Interest rate risk	—	(399,558)	—	(399,558)
Total	12,626	101,680	(153,224)	(38,918)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(477,676)	(164,321)	(641,997)
Foreign exchange risk	(6,763)	—	—	(6,763)
Interest rate risk	—	(165,466)	—	(165,466)
Total	(6,763)	(643,142)	(164,321)	(814,226)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	33,402,594
Futures contracts — Short	5,330,000
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	994,665
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,369	(2,206)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Deutsche Bank Securities Inc. ($)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	—	553	36	589
Options purchased puts	955,570	—	—	—	955,570
Total Assets	955,570	—	553	36	956,159
Liabilities
Forward foreign currency exchange contracts	—	2,535	—	1,626	4,161
Total Liabilities	—	2,535	—	1,626	4,161
Total Financial and Derivative Net Assets	955,570	(2,535)	553	(1,590)	951,998
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	955,570	(2,535)	553	(1,590)	951,998

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.20% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than Underlying Funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.03% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services.

For the six months ended June 30, 2015, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

described below), so that the Fund's net operating expenses including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Contractual Expense Cap Prior to May 1, 2015
Class 2	1.10%	1.10%	1.10%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $145,922,869 and $116,971,376, respectively, for the six months ended June 30, 2015, of which $76,215,063 and $76,362,913, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Managed Volatility Conservative Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the 58th percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the 1st and 5th quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain

Semiannual Report 2015
34

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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36

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Variable Portfolio — Managed Volatility Conservative Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6627 D (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	21
Board Consideration and Approval of Advisory Agreement	31
Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund) Class 2 shares returned 0.73% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its Blended Index, which returned 1.13% over the same time period.

■  The Fund outperformed the broad U.S. fixed-income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned -0.10% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/12/13	0.73	1.29	4.48
Blended Index		1.13	2.58	5.17
Barclays U.S. Aggregate Bond Index		-0.10	1.86	1.37

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, established by the Investment Manager, consists of a 65% weighting of the Barclays U.S. Aggregate Bond Index, an 18% weighting of the S&P 500 Index, an 11% weighting of the MSCI EAFE Index (Net) and a 6% weighting of the Russell 2000 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2015)
Allocations to Underlying Funds
Underlying Funds: Equity	29.6
International	7.5
U.S. Large Cap	16.8
U.S. Mid Cap	0.0	(a)
U.S. Small Cap	5.3
Underlying Funds: Fixed Income	38.4
Floating Rate	0.1
High Yield	2.5
Investment Grade	35.8
Allocations to Tactical Assets
Corporate Bonds & Notes	1.4
Exchange-Traded Funds	5.4
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	19.3
Options Purchased Puts	0.9
Residential Mortgage-Backed Securities — Agency	5.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in an affiliated money market fund (amounting to $165.7 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.*

Kent Bergene

Brian Virginia

*Effective May 2015, Ms. Bahuguna was named a Portfolio Manager of the Fund. Todd White and Melda Mergen no longer serve as Portfolio Managers of the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,007.30	1,022.22	2.59	2.61	0.52	5.08	5.11	1.02

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 30.6%

	Shares	Value ($)
INTERNATIONAL 7.8%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	286,632	3,413,788
Variable Portfolio — DFA International Value Fund, Class 1(a)	1,575,826	16,246,769
Variable Portfolio — Invesco International Growth Fund, Class 1(a)	1,571,749	19,002,447
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	1,729,461	19,594,785
Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	603,254	6,225,584
Total		64,483,373
U.S. LARGE CAP 17.4%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	821,828	13,716,302
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	726,165	14,298,182
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	508,678	6,541,602
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	1,113,513	40,620,962
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	362,473	6,814,485
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	431,631	7,838,421
Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	347,991	6,747,556
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	344,656	6,655,301
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	426,211	8,080,967
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	431,127	7,937,047
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	411,301	8,374,084
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	1,089,630	16,911,065
Total		144,535,974
U.S. MID CAP —%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	4,666	92,245
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	2,108	40,674
Total		132,919

Equity Funds (continued)

	Shares	Value ($)
U.S. SMALL CAP 5.4%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	1,063,491	20,823,163
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	385,414	7,685,151
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	719,449	16,590,486
Total		45,098,800
Total Equity Funds (Cost: $241,994,170)		254,251,066

Fixed-Income Funds 39.7%

FLOATING RATE 0.1%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	102,921	828,511
HIGH YIELD 2.6%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	2,604,577	21,800,312
INVESTMENT GRADE 37.0%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	1,720,865	16,830,064
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	6,753,059	67,935,775
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	2,263,192	21,794,544
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	1,957,565	20,417,400
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	6,144,856	65,934,301
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	4,603,956	49,492,524
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	5,671,163	58,809,962
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	598,764	6,071,463
Total		307,286,033
Total Fixed-Income Funds (Cost: $335,812,158)		329,914,856

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) 1.4%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 05/28/24	3.950%		121,000	117,618
Northrop Grumman Corp. 06/01/18	1.750%		50,000	49,879
08/01/23	3.250%		100,000	97,968
Total				265,465
BANKING 0.1%
Bank of America Corp. 04/01/24	4.000%		80,000	81,406
Bank of Nova Scotia (The) 06/11/18	1.700%		80,000	79,930
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%		147,000	141,969
JPMorgan Chase & Co. 03/01/18	1.700%		50,000	49,767
Morgan Stanley 10/23/24	3.700%		104,000	103,579
Total				456,651
CABLE AND SATELLITE —%
NBCUniversal Media LLC 01/15/43	4.450%		75,000	72,082
Time Warner Cable, Inc. 09/15/42	4.500%		32,000	26,103
Total				98,185
CHEMICALS —%
Dow Chemical Co. (The) 10/01/44	4.625%		50,000	46,671
LYB International Finance BV 03/15/44	4.875%		60,000	58,295
Total				104,966
CONSUMER PRODUCTS —%
Clorox Co. (The) 12/15/24	3.500%		110,000	108,764
DIVERSIFIED MANUFACTURING —%
General Electric Co. 05/26/23	1.250%	EUR	135,000	147,632
United Technologies Corp. 05/15/45	4.150%		70,000	66,836
Total				214,468

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
ELECTRIC 0.3%
Appalachian Power Co. 05/15/44	4.400%		30,000	28,298
06/01/45	4.450%		40,000	38,379
Berkshire Hathaway Energy Co. 02/01/45	4.500%		83,000	81,682
CMS Energy Corp. 03/15/22	5.050%		30,000	33,014
03/01/44	4.875%		85,000	87,934
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%		20,000	20,572
DTE Energy Co. 06/01/16	6.350%		15,000	15,719
06/01/24	3.500%		150,000	150,207
DTE Energy Co.(d) 06/15/22	3.300%		135,000	136,094
Dominion Resources, Inc. 06/15/18	1.900%		105,000	105,131
09/15/42	4.050%		145,000	131,157
Duke Energy Corp. 10/15/23	3.950%		332,000	344,457
Eversource Energy 05/01/18	1.450%		115,000	114,324
Indiana Michigan Power Co. 03/15/23	3.200%		70,000	69,378
Oncor Electric Delivery Co. LLC 09/30/17	5.000%		180,000	194,007
Oncor Electric Delivery Co. LLC(d) 04/01/45	3.750%		30,000	26,811
PPL Capital Funding, Inc. 06/01/23	3.400%		20,000	19,929
03/15/24	3.950%		150,000	155,101
PSEG Power LLC 11/15/18	2.450%		10,000	10,032
11/15/23	4.300%		40,000	41,324
Pacific Gas & Electric Co. 02/15/24	3.750%		35,000	36,003
02/15/44	4.750%		100,000	103,115
03/15/45	4.300%		25,000	24,012
Southern California Edison Co. 10/01/43	4.650%		15,000	15,613
02/01/45	3.600%		10,000	8,914
Southern Co. (The) 09/15/15	2.375%		60,000	60,212
TransAlta Corp. 06/03/17	1.900%		105,000	104,472
11/25/20	5.000%	CAD	105,000	87,696

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
WEC Energy Group, Inc. 06/15/18	1.650%		45,000	45,031
06/15/25	3.550%		30,000	29,921
Xcel Energy, Inc. 05/09/16	0.750%		135,000	134,606
05/15/20	4.700%		91,000	99,253
Total				2,552,398
FOOD AND BEVERAGE 0.1%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%		7,000	6,718
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%		87,000	87,409
ConAgra Foods, Inc. 01/25/43	4.650%		75,000	63,628
Diageo Finance BV 10/28/15	5.300%		74,000	75,079
General Mills, Inc. 11/16/20	2.100%	EUR	106,000	123,848
HJ Heinz Co.(d)(e) 07/15/45	5.200%		80,000	81,986
Heineken NV(d) 10/01/42	4.000%		35,000	31,537
JM Smucker Co. (The)(d) 03/15/45	4.375%		60,000	54,625
Molson Coors Brewing Co. 05/01/42	5.000%		115,000	111,954
SABMiller Holdings, Inc.(d) 01/15/22	3.750%		270,000	278,979
Wm. Wrigley Jr., Co.(d) 10/21/19	2.900%		145,000	147,642
Total				1,063,405
HEALTH CARE 0.1%
Becton Dickinson and Co. 12/15/44	4.685%		25,000	24,191
Express Scripts Holding Co. 05/15/16	3.125%		145,000	147,382
McKesson Corp. 12/04/15	0.950%		121,000	121,170
03/15/23	2.850%		25,000	23,877
Total				316,620
HEALTHCARE INSURANCE —%
Cigna Corporation 03/15/21	4.500%		75,000	81,543

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc. 03/15/22	2.875%	45,000	43,697
Total			125,240
INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp. 09/15/16	5.950%	115,000	121,315
Canadian Natural Resources Ltd. 08/15/16	6.000%	37,000	38,928
04/15/24	3.800%	155,000	153,266
Canadian Oil Sands Ltd.(d) 04/01/42	6.000%	30,000	26,978
Cimarex Energy Co. 05/01/22	5.875%	80,000	85,700
06/01/24	4.375%	28,000	27,655
ConocoPhillips Co. 05/15/18	1.500%	90,000	89,934
Continental Resources, Inc. 09/15/22	5.000%	75,000	73,547
06/01/44	4.900%	32,000	26,951
Marathon Oil Corp. 11/01/15	0.900%	5,000	4,999
06/01/45	5.200%	60,000	58,242
Noble Energy, Inc. 11/15/43	5.250%	30,000	29,228
Woodside Finance Ltd.(d) 03/05/25	3.650%	141,000	135,502
Total			872,245
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%	17,000	16,797
09/15/42	4.450%	46,000	40,139
09/15/43	5.200%	20,000	18,889
Total			75,825
LIFE INSURANCE 0.1%
Five Corners Funding Trust(d) 11/15/23	4.419%	250,000	258,568
Guardian Life Insurance Co. of America (The)(d) 06/19/64	4.875%	60,000	58,382
MetLife, Inc. 09/15/23	4.368%	56,000	59,566
03/01/45	4.050%	5,000	4,593
Peachtree Corners Funding Trust(d) 02/15/25	3.976%	100,000	99,167

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(d) 09/15/44	4.900%	125,000	127,461
Total			607,737
MEDIA AND ENTERTAINMENT 0.1%
21st Century Fox America, Inc. 09/15/44	4.750%	65,000	63,555
Scripps Networks Interactive, Inc. 11/15/24	3.900%	167,000	164,145
06/15/25	3.950%	66,000	64,817
Sky PLC(d) 11/26/22	3.125%	200,000	194,622
Thomson Reuters Corp. 05/23/16	0.875%	55,000	54,889
05/23/43	4.500%	90,000	81,470
Time Warner, Inc. 03/29/41	6.250%	50,000	57,214
Total			680,712
METALS —%
BHP Billiton Finance USA Ltd. 09/30/43	5.000%	25,000	25,951
Barrick Gold Corp. 04/01/42	5.250%	40,000	35,814
Newmont Mining Corp. 03/15/42	4.875%	25,000	20,977
Rio Tinto Finance USA PLC 08/21/42	4.125%	20,000	17,982
Teck Resources Ltd. 03/01/42	5.200%	31,000	22,621
Total			123,345
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc.(d) 06/01/45	5.800%	90,000	88,691
Energy Transfer Partners LP 02/01/43	5.150%	7,000	6,234
Enterprise Products Operating LLC 05/07/18	1.650%	75,000	74,925
02/15/45	5.100%	60,000	58,359
05/15/46	4.900%	20,000	18,837
Kinder Morgan Energy Partners LP 09/01/22	3.950%	35,000	34,227
02/15/23	3.450%	164,000	154,455
05/01/24	4.300%	55,000	54,276
03/01/43	5.000%	45,000	39,268
NiSource Finance Corp. 02/15/43	5.250%	45,000	47,955

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	136,000	127,644
10/15/23	3.850%	15,000	14,841
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	24,000	25,561
Williams Partners LP 09/15/45	5.100%	128,000	113,084
Total			858,357
NATURAL GAS —%
Sempra Energy 04/01/17	2.300%	60,000	60,882
06/15/24	3.550%	210,000	209,814
Total			270,696
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	92,000	69,331
PHARMACEUTICALS 0.1%
AbbVie, Inc. 11/06/15	1.200%	145,000	145,132
11/06/17	1.750%	25,000	25,066
05/14/20	2.500%	80,000	79,179
Amgen, Inc. 06/15/16	2.300%	115,000	116,274
05/15/43	5.375%	50,000	53,059
Total			418,710
PROPERTY & CASUALTY 0.1%
Alleghany Corp. 09/15/44	4.900%	40,000	38,534
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	135,000	132,934
CNA Financial Corp. 05/15/24	3.950%	36,000	35,755
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%	65,000	69,876
06/15/23	4.250%	73,000	75,074
Loews Corp. 05/15/43	4.125%	15,000	13,654
Total			365,827
RAILROADS —%
Burlington Northern Santa Fe LLC 04/01/45	4.150%	15,000	13,834
Canadian Pacific Railway Co. 02/01/25	2.900%	110,000	103,543
Total			117,377

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
REFINING —%
Marathon Petroleum Corp. 03/01/16	3.500%		75,000	76,266
09/15/44	4.750%		50,000	45,635
Phillips 66 05/01/17	2.950%		75,000	77,091
Total				198,992
RESTAURANTS —%
Yum! Brands, Inc. 11/01/23	3.875%		120,000	118,846
11/01/43	5.350%		4,000	3,840
Total				122,686
TECHNOLOGY 0.1%
Apple, Inc. 02/09/45	3.450%		50,000	42,376
05/13/45	4.375%		50,000	49,272
Corning, Inc. 05/15/22	2.900%		37,000	36,897
International Business Machine Corp. 11/19/19	1.375%	EUR	112,000	128,985
Oracle Corp. 01/10/21	2.250%	EUR	100,000	118,700
07/08/44	4.500%		40,000	39,658
05/15/45	4.125%		35,000	32,456
Total				448,344
TRANSPORTATION SERVICES —%
ERAC U.S.A. Finance LLC(d) 11/15/24	3.850%		12,000	12,044
02/15/45	4.500%		81,000	74,441
FedEx Corp. 01/15/44	5.100%		40,000	41,263
02/01/45	4.100%		15,000	13,474
Heathrow Funding Ltd. 02/15/25	5.225%	GBP	56,000	100,005
Total				241,227
WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		31,000	31,358
Rogers Communications, Inc. 03/15/23	3.000%		186,000	178,658
Total				210,016
Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
WIRELINES 0.1%
AT&T, Inc. 08/15/16	2.400%		155,000	157,132
06/15/45	4.350%		259,000	221,113
Orange SA 02/21/17	4.750%	EUR	50,000	59,772
Verizon Communications, Inc. 03/15/24	4.150%		45,000	46,189
11/01/42	3.850%		270,000	223,162
Total				707,368

Total Corporate Bonds & Notes (Cost: $12,002,285)	11,694,957

Residential Mortgage-Backed Securities —
Agency 5.1%

Federal National Mortgage Association(e) 07/16/30	2.500%	1,750,000	1,771,199
07/16/30	3.000%	1,750,000	1,813,014
07/16/30 - 07/14/45	3.500%	35,675,000	37,198,447
07/14/45	4.000%	1,750,000	1,854,091
Total Residential Mortgage-Backed Securities — Agency (Cost: $42,597,470)			42,636,751

Exchange-Traded Funds 5.6%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	86,625	17,831,756
iShares MSCI EAFE ETF	441,987	28,061,755
iShares Russell 2000 ETF	3,800	474,468
Total Exchange-Traded Funds (Cost: $43,708,701)		46,367,979

Options Purchased Puts 1.0%

Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value ($)
S&P 500 Index	408	USD	1,800.00	12/16/16	3,949,440
	326	USD	1,900.00	12/16/16	4,084,780
Total Options Purchased Puts (Cost: $10,403,169)					8,034,220

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Money Market Funds 20.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(f)	165,683,438	165,683,438
Total Money Market Funds (Cost: $165,683,438)		165,683,438
Total Investments (Cost: $852,201,391)		858,583,267
Other Assets & Liabilities, Net		(28,534,858)
Net Assets		830,048,409

At June 30, 2015, cash totaling $5,784,273 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	7/9/2015	61,000 GBP	93,128 USD	—	(2,713)
State Street Bank & Trust Company	7/24/2015	115,000 CAD	93,316 USD	1,271	—
UBS Securities	7/9/2015	1,000 EUR	1,124 USD	9	—
UBS Securities	7/9/2015	511,000 EUR	560,996 USD	—	(8,747)
Total				1,280	(11,460)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	1	JPY	120,064	09/2015	233	—
CAN 10YR BOND FUT	2	CAD	224,179	09/2015	1,962	—
EURO STOXX 50	145	EUR	5,554,404	09/2015	3,173	—
EURO-BOBL FUTURE	4	EUR	577,849	09/2015	—	(2,838)
EURO-BUND FUTURE	4	EUR	677,829	09/2015	—	(14,570)
EURO-SCHATZ FUT	3	EUR	372,165	09/2015	—	(53)
LONG GILT FUTURE	4	GBP	727,363	09/2015	—	(6,868)
Russell 2000 Mini	86	USD	10,753,440	09/2015	—	(316,406)
S&P 500 FUTURE	8	USD	4,108,800	09/2015	—	(42,428)
S&P500 EMINI FUT	428	USD	43,964,160	09/2015	—	(454,733)
S&P500 EMINI FUT	257	USD	26,399,040	09/2015	—	(287,842)
TOPIX INDX FUTR	62	JPY	8,260,081	09/2015	—	(222,768)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	688	USD	82,049,373	09/2015	53,991	—
US 5YR NOTE (CBT)	10	USD	1,192,578	09/2015	—	(641)
US LONG BOND(CBT)	48	USD	7,240,500	09/2015	23,879	—
US ULTRA BOND(CBT)	102	USD	15,714,375	09/2015	—	(126,118)
US ULTRA BOND(CBT)	4	USD	616,250	09/2015	—	(20,369)
Total			208,552,450		83,238	(1,495,634)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(18)	USD	(2,271,094)	09/2015	12,582	—
US 2YR NOTE (CBT)	(145)	USD	(31,745,938)	09/2015	—	(56,945)
US 2YR NOTE (CBT)	(2)	USD	(437,875)	09/2015	—	(691)
US LONG BOND(CBT)	(17)	USD	(2,564,344)	09/2015	61,868	—
Total			(37,019,251)		74,450	(57,636)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	146,599,911	105,904,489	(86,820,962)	—	165,683,438	—	92,669	165,683,438
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	12,231,945	2,209,539	(2,822,358)	66,431	11,685,557	—	—	13,716,302
Columbia Variable Portfolio — Core Bond Fund, Class 1	3,010,000	14,229,793	—	—	17,239,793	—	341,390	16,830,064
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	10,782,633	2,729,532	(16,034)	(421)	13,495,710	—	—	14,298,182
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	4,941,433	910,871	(5,923,755)	71,451	—	—	—	—
Columbia Variable Portfolio — Global Bond Fund, Class 1	21,296,413	794,528	(21,595,707)	(495,234)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	36,631,335	6,526,983	(21,144,395)	628,680	22,642,603	186,593	1,947,100	21,800,312
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	34,300,504	35,070,199	(190,130)	(17,758)	69,162,815	204,308	984,197	67,935,775
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	5,660,929	1,082,223	(1,656,538)	79,827	5,166,441	—	—	6,541,602

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	10,346,018	29,086,919	(57,395)	(1,032)	39,374,510	—	—	40,620,962
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	35,460,180	5,809,704	(17,615,721)	(539,463)	23,114,700	—	1,201,872	21,794,544
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	2,061,525	—	(2,470,311)	408,786	—	—	—	—
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	5,878,614	1,564,384	(1,482,639)	28,625	5,988,984	—	—	6,814,485
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	8,586,032	1,686,464	(3,587,212)	104,232	6,789,516	—	—	7,838,421
Columbia Variable Portfolio — Strategic Income Fund, Class 1	12,849,420	722,298	(13,930,495)	358,777	—	—	—	—
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	4,136,063	18,506,918	(2,392,204)	70,095	20,320,872	—	—	20,823,163
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	18,862,110	3,209,056	(1,755,905)	25,936	20,341,197	46,568	602,581	20,417,400
Variable Portfolio — American Century Diversified Bond Fund, Class 1	33,960,041	33,475,248	(190,130)	(2,530)	67,242,629	288,742	1,474,148	65,934,301
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	20,629,435	1,083,448	(22,931,600)	1,218,717	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	5,882,086	306,161	(2,280,543)	(137,877)	3,769,827	273,571	32,591	3,413,788
Variable Portfolio — DFA International Value Fund, Class 1	10,271,540	6,977,749	(55,455)	(8,882)	17,184,952	315,648	183,585	16,246,769
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	5,906,583	686,130	(5,731,651)	89,634	950,696	—	144,406	828,511
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	5,571,385	1,082,223	(716,571)	5,443	5,942,480	—	—	6,747,556
Variable Portfolio — Invesco International Growth Fund, Class 1	10,069,330	10,395,838	(55,455)	(6,072)	20,403,641	1,015,373	139,789	19,002,447
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	34,085,826	16,026,477	(190,130)	(1,626)	49,920,547	131,869	928,943	49,492,524
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	5,622,510	—	(6,883,035)	1,328,060	67,535	—	—	92,245
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	3,649,518	2,358,467	(33,273)	(535)	5,974,177	—	—	6,655,301
Variable Portfolio — MFS Value Fund, Class 1	12,356,492	2,389,909	(8,499,233)	566,813	6,813,981	—	—	8,080,967
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	6,381,836	1,416,932	(6,043,321)	(1,755,447)	—	1,359,624	57,308	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — NFJ Dividend Value Fund, Class 1	11,386,309	2,209,538	(6,633,169)	96,559	7,059,237	—	—	7,937,047
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	5,637,643	1,730,991	(33,273)	(708)	7,334,653	—	—	8,374,084
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	5,699,485	1,062,897	(32,679)	(681)	6,729,022	—	—	7,685,151
Variable Portfolio — Partners Small Cap Value Fund, Class 1	13,254,249	2,512,303	(77,240)	(1,361)	15,687,951	—	—	16,590,486
Variable Portfolio — Pyramis® International Equity Fund, Class 1	10,343,283	10,346,338	(55,455)	(8,232)	20,625,934	557,587	222,700	19,594,785
Variable Portfolio — Pyrford International Equity Fund, Class 1	9,689,704	2,903,860	(6,335,264)	(91,218)	6,167,082	—	135,411	6,225,584
Variable Portfolio — Sit Dividend Growth Fund, Class 1	12,140,409	3,311,810	(67,932)	(1,064)	15,383,223	—	—	16,911,065
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	24,811,663	34,311,069	(52,814)	(198)	59,069,720	25,804	477,818	58,809,962
Variable Portfolio — Victory Established Value Fund, Class 1	4,409,411	—	(5,445,556)	1,065,030	28,885	—	—	40,674
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	—	6,127,458	—	—	6,127,458	—	61,152	6,071,463
Total	625,393,803	370,758,746	(255,805,540)	3,142,757	743,489,766	4,405,687	9,027,660	749,849,360

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $2,004,041 or 0.24% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2015.

Currency Legend

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	254,251,066	—	—	254,251,066
Fixed-Income Funds	329,914,856	—	—	329,914,856
Corporate Bonds & Notes	—	11,694,957	—	11,694,957
Residential Mortgage-Backed Securities — Agency	—	42,636,751	—	42,636,751
Exchange-Traded Funds	46,367,979	—	—	46,367,979
Options Purchased Puts	8,034,220	—	—	8,034,220
Money Market Funds	165,683,438	—	—	165,683,438
Total Investments	804,251,559	54,331,708	—	858,583,267
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,280	—	1,280
Futures Contracts	157,688	—	—	157,688
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,460)	—	(11,460)
Futures Contracts	(1,553,270)	—	—	(1,553,270)
Total	802,855,977	54,321,528	—	857,177,505

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $98,308,456)	$100,699,687
Affiliated issuers (identified cost $743,489,766)	749,849,360
Options purchased (identified cost $10,403,169)	8,034,220
Total investments (identified cost $852,201,391)	858,583,267
Foreign currency (identified cost $8,830)	8,802
Margin deposits	5,784,273
Unrealized appreciation on forward foreign currency exchange contracts	1,280
Receivable for:
Investments sold	7,223,939
Capital shares sold	816,916
Dividends	733,027
Interest	156,606
Variation margin	230,175
Trustees' deferred compensation plan	8,469
Total assets	873,546,754
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	11,460
Payable for:
Investments purchased	4,914,536
Investments purchased on a delayed delivery basis	38,336,183
Capital shares purchased	84,199
Variation margin	85,457
Investment management fees	4,640
Distribution and/or service fees	5,664
Transfer agent fees	422
Administration fees	734
Compensation of board members	2,090
Chief compliance officer expenses	73
Other expenses	44,418
Trustees' deferred compensation plan	8,469
Total liabilities	43,498,345
Net assets applicable to outstanding capital stock	$830,048,409
Represented by
Trust capital	$830,048,409
Total — representing net assets applicable to outstanding capital stock	$830,048,409
Class 2
Net assets	$830,048,409
Shares outstanding	75,342,996
Net asset value per share	$11.02

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$802,074
Dividends — affiliated issuers	9,027,660
Interest	172,080
Total income	10,001,814
Expenses:
Investment management fees	767,903
Distribution and/or service fees
Class 2	958,708
Transfer agent fees
Class 2	69,809
Administration fees	123,236
Compensation of board members	16,089
Custodian fees	24,636
Printing and postage fees	17,222
Professional fees	22,836
Chief compliance officer expenses	177
Other	4,779
Total expenses	2,005,395
Net investment income	7,996,419
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	98,399
Investments — affiliated issuers	3,142,757
Capital gain distributions from underlying affiliated funds	4,405,687
Foreign currency translations	(18,603)
Forward foreign currency exchange contracts	55,589
Futures contracts	2,287,537
Options purchased	(1,427,524)
Net realized gain	8,543,842
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	418,131
Investments — affiliated issuers	(7,687,547)
Foreign currency translations	1,838
Forward foreign currency exchange contracts	(24,777)
Futures contracts	(3,967,167)
Options purchased	(1,139,330)
Net change in unrealized depreciation	(12,398,852)
Net realized and unrealized loss	(3,855,010)
Net increase in net assets resulting from operations	$4,141,409

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$7,996,419	$2,489,421
Net realized gain	8,543,842	6,978,707
Net change in unrealized appreciation (depreciation)	(12,398,852)	11,797,960
Net increase in net assets resulting from operations	4,141,409	21,266,088
Increase in net assets from capital stock activity	122,065,023	425,291,218
Total increase in net assets	126,206,432	446,557,306
Net assets at beginning of period	703,841,977	257,284,671
Net assets at end of period	$830,048,409	$703,841,977

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	11,488,687	127,644,921	40,252,606	430,730,085
Redemptions	(501,369)	(5,579,898)	(505,762)	(5,438,867)
Net increase	10,987,318	122,065,023	39,746,844	425,291,218
Total net increase	10,987,318	122,065,023	39,746,844	425,291,218

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.94		$10.45	$10.00
Income from investment operations:
Net investment income	0.11		0.05	0.05
Net realized and unrealized gain (loss)	(0.03)		0.44	0.40
Total from investment operations	0.08		0.49	0.45
Net asset value, end of period	$11.02		$10.94	$10.45
Total return	0.73%		4.69%	4.50%
Ratios to average net assets(b)
Total gross expenses	0.52	%(c)	0.52%	0.65	%(c)
Total net expenses(d)	0.52	%(c)	0.52%	0.61	%(c)
Net investment income	2.09	%(c)	0.51%	0.71	%(c)
Supplemental data
Net assets, end of period (in thousands)	$830,048		$703,842	$257,285
Portfolio turnover	70%		122%	60%

Notes to Financial Highlights

(a)  Based on operations from April 12, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the NYSE. Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	3,173	*
Equity risk	Investments, at value — Options purchased	8,034,220
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,280
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	154,515	*
Total		8,193,188
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	1,324,177	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	11,460
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	229,093	*
Total		1,564,730

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	3,049,031	(1,427,524)	1,621,507
Foreign exchange risk	55,589	—	—	55,589
Interest rate risk	—	(761,494)	—	(761,494)
Total	55,589	2,287,537	(1,427,524)	915,602
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(3,189,716)	(1,139,330)	(4,329,046)
Foreign exchange risk	(24,777)	—	—	(24,777)
Interest rate risk	—	(777,451)	—	(777,451)
Total	(24,777)	(3,967,167)	(1,139,330)	(5,131,274)

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	193,078,488
Futures contracts — Short	36,332,813
Derivative Instrument	Average market value ($)*
Options contracts — Purchased	8,289,300
Derivative Instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,742	(5,871)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Deutsche Bank Securities Inc. ($)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	—	1,271	9	1,280
Options purchased puts	8,034,220	—	—	—	8,034,220
Total Assets	8,034,220	—	1,271	9	8,035,500
Liabilities
Forward foreign currency exchange contracts	—	2,713	—	8,747	11,460
Total Liabilities	—	2,713	—	8,747	11,460
Total Financial and Derivative Net Assets	8,034,220	(2,713)	1,271	(8,738)	8,024,040
Total collateral received (pledged)(a)	—	—	—	—	—
Net Amount(b)	8,034,220	(2,713)	1,271	(8,738)	8,024,040

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), ETFs, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.20% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than Underlying Funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an

Semiannual Report 2015
28

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.03% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services.

For the six months ended June 30, 2015, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Contractual Expense Cap Prior to May 1, 2015
Class 2	1.10%	1.10%	1.10%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $552,348,308 and $450,424,337, respectively, for the six months ended June 30, 2015, of which $257,683,636 and $258,174,044, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the sixty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the third and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain

Semiannual Report 2015
34

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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35

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36

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY CONSERVATIVE GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6619 D (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	18
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	23
Board Consideration and Approval of Advisory Agreement	33
Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund) Class 2 shares returned 1.28% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its Blended Index, which returned 2.10% over the same time period.

■  The Fund outperformed the broad U.S. equity market, as measured by the S&P 500 Index, which returned 1.23% for the same six-month period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 2	04/12/13	1.28	1.63	7.88
Blended Index		2.10	3.28	8.57
S&P 500 Index		1.23	7.42	14.86

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Blended Index, established by the Investment Manager, consists of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 34% weighting of the S&P 500 Index, a 19% weighting of the MSCI EAFE Index (Net) and a 12% weighting of the Russell 2000 Index. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities. The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Allocation (%) (at June 30, 2015)
Allocations to Underlying Funds
Underlying Funds: Equity	59.8
International	15.9
U.S. Large Cap	33.2
U.S. Mid Cap	0.0	(a)
U.S. Small Cap	10.7
Underlying Funds: Fixed Income	12.0
Floating Rate	0.1
High Yield	0.6
Investment Grade	11.3
Allocations to Tactical Assets
Corporate Bonds & Notes	0.7
Exchange-Traded Funds	4.7
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	19.1
Options Purchased Puts	1.9
Residential Mortgage-Backed Securities — Agency	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in an affiliated money market fund (amounting to $1,313.1 million) which have been segregated to cover obligations relating to the Fund's investment in derivatives as part of its tactical allocation strategy. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Jeffrey Knight, CFA

Kent Peterson, Ph.D.

Anwiti Bahuguna, Ph.D.*

Kent Bergene

Brian Virginia

*Effective May 2015, Ms. Bahuguna was named a Portfolio Manager of the Fund. Todd White and Melda Mergen no longer serve as Portfolio Managers of the Fund.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the Fund's allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective Expenses Paid During the Period" column.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,012.80	1,022.41	2.40	2.41	0.48	5.29	5.32	1.06

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 59.0%

	Shares	Value ($)
INTERNATIONAL 15.7%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1(a)	5,099,192	60,731,376
Variable Portfolio — DFA International Value Fund, Class 1(a)	26,439,059	272,586,694
Variable Portfolio — Invesco International Growth Fund, Class 1(a)	26,955,163	325,887,926
Variable Portfolio — Pyramis® International Equity Fund, Class 1(a)	28,696,509	325,131,453
Variable Portfolio — Pyrford International Equity Fund, Class 1(a)	10,422,845	107,563,760
Total		1,091,901,209
U.S. LARGE CAP 32.8%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1(a)(b)	13,792,091	230,189,992
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1(a)(b)	12,578,559	247,671,836
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1(a)(b)	8,287,897	106,582,361
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1(a)(b)	13,301,614	485,242,869
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1(a)(b)	5,631,728	105,876,485
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1(a)(b)	7,052,811	128,079,040
Variable Portfolio — Holland Large Cap Growth Fund, Class 1(a)(b)	5,541,507	107,449,832
Variable Portfolio — Loomis Sayles Growth Fund, Class 1(a)(b)	10,533,635	203,404,491
Variable Portfolio — MFS Value Fund, Class 1(a)(b)	6,810,594	129,128,862
Variable Portfolio — NFJ Dividend Value Fund, Class 1(a)(b)	6,884,927	126,751,503
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1(a)(b)	6,671,375	135,829,188
Variable Portfolio — Sit Dividend Growth Fund, Class 1(a)(b)	17,449,705	270,819,420
Total		2,277,025,879

Equity Funds (continued)

	Shares	Value ($)
U.S. MID CAP —%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1(a)(b)	80,773	1,596,887
Variable Portfolio — Victory Established Value Fund, Class 1(a)(b)	40,744	785,943
Total		2,382,830
U.S. SMALL CAP 10.5%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1(a)(b)	16,036,897	314,002,449
Variable Portfolio — Partners Small Cap Growth Fund, Class 1(a)(b)	6,329,614	126,212,494
Variable Portfolio — Partners Small Cap Value Fund, Class 1(a)(b)	12,585,782	290,228,129
Total		730,443,072
Total Equity Funds (Cost: $3,932,881,300)		4,101,752,990

Fixed-Income Funds 11.8%

FLOATING RATE 0.1%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1(a)	501,957	4,040,757
HIGH YIELD 0.6%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1(a)	5,305,950	44,410,797
INVESTMENT GRADE 11.1%
Columbia Variable Portfolio — Core Bond Fund, Class 1(a)	3,801,632	37,179,961
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1(a)	14,119,677	142,043,955
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1(a)	4,509,899	43,430,326
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1(a)	4,037,004	42,105,949
Variable Portfolio — American Century Diversified Bond Fund, Class 1(a)	13,455,085	144,373,060
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1(a)	19,439,484	208,974,454
Variable Portfolio — TCW Core Plus Bond Fund, Class 1(a)	13,611,072	141,146,817

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fixed-Income Funds (continued)

	Shares	Value ($)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1(a)	1,333,461	13,521,296
Total		772,775,818
Total Fixed-Income Funds (Cost: $836,234,492)		821,227,372

Corporate Bonds & Notes(c) 0.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE —%
L-3 Communications Corp. 05/28/24	3.950%	510,000	495,747
Northrop Grumman Corp. 06/01/18	1.750%	215,000	214,479
08/01/23	3.250%	410,000	401,669
Total			1,111,895
BANKING —%
Bank of America Corp. 04/01/24	4.000%	330,000	335,800
Bank of Nova Scotia (The) 06/11/18	1.700%	330,000	329,712
Goldman Sachs Group, Inc. (The) 01/23/25	3.500%	607,000	586,226
JPMorgan Chase & Co. 03/01/18	1.700%	215,000	213,998
Morgan Stanley 10/23/24	3.700%	432,000	430,251
Total			1,895,987
CABLE AND SATELLITE —%
NBCUniversal Media LLC 01/15/43	4.450%	300,000	288,329
Time Warner Cable, Inc. 09/15/42	4.500%	139,000	113,383
Total			401,712
CHEMICALS —%
Dow Chemical Co. (The) 10/01/44	4.625%	210,000	196,017
LYB International Finance BV 03/15/44	4.875%	260,000	252,611
Total			448,628

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
CONSUMER PRODUCTS —%
Clorox Co. (The) 12/15/24	3.500%		455,000	449,889
DIVERSIFIED MANUFACTURING —%
General Electric Co. 05/26/23	1.250%	EUR	585,000	639,739
United Technologies Corp. 05/15/45	4.150%		290,000	276,890
Total				916,629
ELECTRIC 0.2%
Appalachian Power Co. 05/15/44	4.400%		120,000	113,192
06/01/45	4.450%		170,000	163,110
Berkshire Hathaway Energy Co. 02/01/45	4.500%		336,000	330,667
CMS Energy Corp. 03/15/22	5.050%		130,000	143,060
03/01/44	4.875%		345,000	356,909
CenterPoint Energy Houston Electric LLC 04/01/44	4.500%		75,000	77,143
DTE Energy Co. 06/01/16	6.350%		55,000	57,636
06/01/24	3.500%		600,000	600,827
DTE Energy Co.(d) 06/15/22	3.300%		570,000	574,619
Dominion Resources, Inc. 06/15/18	1.900%		435,000	435,545
09/15/42	4.050%		605,000	547,243
Duke Energy Corp. 10/15/23	3.950%		1,373,000	1,424,515
Eversource Energy 05/01/18	1.450%		481,000	478,171
Indiana Michigan Power Co. 03/15/23	3.200%		300,000	297,334
Oncor Electric Delivery Co. LLC 09/30/17	5.000%		766,000	825,606
Oncor Electric Delivery Co. LLC(d) 04/01/45	3.750%		105,000	93,840
PPL Capital Funding, Inc. 06/01/23	3.400%		60,000	59,787
03/15/24	3.950%		620,000	641,085
PSEG Power LLC 11/15/18	2.450%		50,000	50,163
11/15/23	4.300%		165,000	170,460

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Pacific Gas & Electric Co. 02/15/24	3.750%		140,000	144,014
02/15/44	4.750%		415,000	427,927
03/15/45	4.300%		90,000	86,444
Southern California Edison Co. 10/01/43	4.650%		65,000	67,655
02/01/45	3.600%		35,000	31,198
Southern Co. (The) 09/15/15	2.375%		245,000	245,866
TransAlta Corp. 06/03/17	1.900%		430,000	427,837
11/25/20	5.000%	CAD	430,000	359,138
WEC Energy Group, Inc. 06/15/18	1.650%		180,000	180,123
06/15/25	3.550%		130,000	129,657
Xcel Energy, Inc. 05/09/16	0.750%		556,000	554,377
05/15/20	4.700%		379,000	413,373
Total				10,508,521
FOOD AND BEVERAGE 0.1%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%		27,000	25,913
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%		368,000	369,730
ConAgra Foods, Inc. 01/25/43	4.650%		305,000	258,753
Diageo Finance BV 10/28/15	5.300%		303,000	307,417
General Mills, Inc. 11/16/20	2.100%	EUR	440,000	514,084
Grupo Bimbo SAB de CV(d) 01/25/22	4.500%		150,000	157,200
06/27/44	4.875%		200,000	185,636
HJ Heinz Co.(d)(e) 07/15/45	5.200%		335,000	343,315
Heineken NV(d) 10/01/42	4.000%		150,000	135,161
JM Smucker Co. (The)(d) 03/15/45	4.375%		260,000	236,709
Molson Coors Brewing Co. 05/01/42	5.000%		485,000	472,153
SABMiller Holdings, Inc.(d) 01/15/22	3.750%		1,090,000	1,126,248
Wm. Wrigley Jr., Co.(d) 10/21/19	2.900%		605,000	616,026
Total				4,748,345

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTH CARE —%
Becton Dickinson and Co. 12/15/44	4.685%	105,000	101,603
Express Scripts Holding Co. 05/15/16	3.125%	595,000	604,775
McKesson Corp. 12/04/15	0.950%	507,000	507,711
03/15/23	2.850%	100,000	95,507
Total			1,309,596
HEALTHCARE INSURANCE —%
Cigna Corporation 03/15/21	4.500%	315,000	342,482
UnitedHealth Group, Inc. 03/15/22	2.875%	195,000	189,353
Total			531,835
INDEPENDENT ENERGY 0.1%
Anadarko Petroleum Corp. 09/15/16	5.950%	475,000	501,084
Canadian Natural Resources Ltd. 08/15/16	6.000%	149,000	156,766
04/15/24	3.800%	635,000	627,897
Canadian Oil Sands Ltd.(d) 04/01/42	6.000%	125,000	112,409
Cimarex Energy Co. 05/01/22	5.875%	342,000	366,368
06/01/24	4.375%	111,000	109,632
ConocoPhillips Co. 05/15/18	1.500%	370,000	369,731
Continental Resources, Inc. 09/15/22	5.000%	310,000	303,996
06/01/44	4.900%	132,000	111,171
Marathon Oil Corp. 11/01/15	0.900%	20,000	19,995
06/01/45	5.200%	250,000	242,674
Noble Energy, Inc. 11/15/43	5.250%	144,000	140,293
Woodside Finance Ltd.(d) 03/05/25	3.650%	573,000	550,656
Total			3,612,672
INTEGRATED ENERGY —%
Cenovus Energy, Inc. 09/15/23	3.800%	76,000	75,093
09/15/42	4.450%	188,000	164,047
09/15/43	5.200%	90,000	84,999
Total			324,139

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LIFE INSURANCE —%
Five Corners Funding Trust(d) 11/15/23	4.419%	1,035,000	1,070,473
Guardian Life Insurance Co. of America (The)(d) 06/19/64	4.875%	255,000	248,124
MetLife, Inc. 09/15/23	4.368%	227,000	241,454
03/01/45	4.050%	15,000	13,777
Peachtree Corners Funding Trust(d) 02/15/25	3.976%	321,000	318,326
Teachers Insurance & Annuity Association of America(d) 09/15/44	4.900%	520,000	530,238
Total			2,422,392
MEDIA AND ENTERTAINMENT 0.1%
21st Century Fox America, Inc. 09/15/44	4.750%	275,000	268,887
Scripps Networks Interactive, Inc. 11/15/24	3.900%	688,000	676,240
06/15/25	3.950%	278,000	273,019
Sky PLC(d) 11/26/22	3.125%	835,000	812,546
Thomson Reuters Corp. 05/23/16	0.875%	238,000	237,518
05/23/43	4.500%	365,000	330,404
Time Warner, Inc. 03/29/41	6.250%	215,000	246,022
Total			2,844,636
METALS —%
BHP Billiton Finance USA Ltd. 09/30/43	5.000%	95,000	98,613
Barrick Gold Corp. 04/01/42	5.250%	175,000	156,685
Newmont Mining Corp. 03/15/42	4.875%	100,000	83,909
Rio Tinto Finance USA PLC 08/21/42	4.125%	80,000	71,927
Teck Resources Ltd. 03/01/42	5.200%	122,000	89,027
Total			500,161
MIDSTREAM 0.1%
Columbia Pipeline Group, Inc.(d) 06/01/45	5.800%	385,000	379,402
Energy Transfer Partners LP 02/01/43	5.150%	27,000	24,045

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC 05/07/18	1.650%	305,000	304,696
02/15/45	5.100%	245,000	238,297
05/15/46	4.900%	95,000	89,477
Kinder Morgan Energy Partners LP 09/01/22	3.950%	140,000	136,907
02/15/23	3.450%	681,000	641,365
05/01/24	4.300%	235,000	231,908
03/01/43	5.000%	190,000	165,797
NiSource Finance Corp. 02/15/43	5.250%	195,000	207,805
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	561,000	526,530
10/15/23	3.850%	55,000	54,416
Southern Natural Gas Co. LLC(d) 04/01/17	5.900%	101,000	107,570
Williams Partners LP 09/15/45	5.100%	540,000	477,074
Total			3,585,289
NATURAL GAS —%
Sempra Energy 04/01/17	2.300%	245,000	248,604
06/15/24	3.550%	850,000	849,246
Total			1,097,850
OIL FIELD SERVICES —%
Noble Holding International Ltd. 03/15/42	5.250%	377,000	284,105
PHARMACEUTICALS —%
AbbVie, Inc. 11/06/15	1.200%	605,000	605,552
11/06/17	1.750%	115,000	115,302
05/14/20	2.500%	330,000	326,615
Amgen, Inc. 06/15/16	2.300%	475,000	480,263
05/15/43	5.375%	215,000	228,152
Total			1,755,884
PROPERTY & CASUALTY —%
Alleghany Corp. 09/15/44	4.900%	165,000	158,953
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	555,000	546,507
CNA Financial Corp. 05/15/24	3.950%	147,000	146,001
Liberty Mutual Group, Inc.(d) 05/01/22	4.950%	280,000	301,002
06/15/23	4.250%	307,000	315,720
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Loews Corp. 05/15/43	4.125%		70,000	63,720
Total				1,531,903
RAILROADS —%
Burlington Northern Santa Fe LLC 09/01/44	4.550%		5,000	4,922
04/01/45	4.150%		55,000	50,727
Canadian Pacific Railway Co. 02/01/25	2.900%		465,000	437,704
Total				493,353
REFINING —%
Marathon Petroleum Corp. 03/01/16	3.500%		315,000	320,319
09/15/44	4.750%		205,000	187,102
Phillips 66 05/01/17	2.950%		305,000	313,502
Total				820,923
RESTAURANTS —%
Yum! Brands, Inc. 11/01/23	3.875%		505,000	500,143
11/01/43	5.350%		14,000	13,441
Total				513,584
TECHNOLOGY —%
Apple, Inc. 02/09/45	3.450%		205,000	173,743
05/13/45	4.375%		190,000	187,235
Corning, Inc. 05/15/22	2.900%		141,000	140,605
International Business Machine Corp. 11/19/19	1.375%	EUR	466,000	536,671
Oracle Corp. 01/10/21	2.250%	EUR	349,000	414,264
07/08/44	4.500%		160,000	158,631
05/15/45	4.125%		180,000	166,914
Total				1,778,063
TRANSPORTATION SERVICES —%
Avinor AS 04/29/25	1.000%	EUR	200,000	210,594
ERAC U.S.A. Finance LLC(d) 11/15/24	3.850%		55,000	55,204
02/15/45	4.500%		342,000	314,305
FedEx Corp. 01/15/44	5.100%		169,000	174,336
02/01/45	4.100%		55,000	49,403

Corporate Bonds & Notes(c) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Heathrow Funding Ltd. 02/15/25	5.225%	GBP	233,000	416,093
Total				1,219,935
WIRELESS —%
CC Holdings GS V LLC/Crown Castle GS III Corp. 12/15/17	2.381%		128,000	129,479
Rogers Communications, Inc.
03/15/23	3.000%		767,000	736,722
Total				866,201
WIRELINES 0.1%
AT&T, Inc. 08/15/16	2.400%		640,000	648,805
06/15/45	4.350%		1,069,000	912,622
Orange SA 02/21/17	4.750%	EUR	163,000	194,858
Verizon Communications, Inc.
03/15/24	4.150%		187,000	191,939
11/01/42	3.850%		1,120,000	925,710
Total				2,873,934
Total Corporate Bonds & Notes (Cost: $50,134,888)				48,848,061

Residential Mortgage-Backed Securities —
Agency 1.8%

Federal National Mortgage Association(e) 07/16/30	2.500%	5,000,000	5,060,570
07/16/30	3.000%	5,000,000	5,180,039
07/16/30- 07/14/45	3.500%	106,275,000	110,846,525
07/14/45	4.000%	5,000,000	5,297,402
Total Residential Mortgage-Backed Securities — Agency (Cost: $126,267,995)			126,384,536

Exchange-Traded Funds 4.7%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	788,300	162,271,555
iShares MSCI EAFE ETF	2,521,115	160,065,591
Total Exchange-Traded Funds (Cost: $300,925,683)		322,337,146

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Options Purchased Puts 1.8%

Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value ($)
S&P 500 Index
	6,161	USD	1,800.00	12/16/16	59,638,480
	5,359	USD	1,900.00	12/16/16	67,148,270
Total Options Purchased Puts (Cost: $162,395,704)					126,786,750

Money Market Funds 18.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(a)(f)	1,313,089,095	1,313,089,095
Total Money Market Funds (Cost: $1,313,089,095)		1,313,089,095
Total Investments (Cost: $6,721,929,157)		6,860,425,950
Other Assets & Liabilities, Net		91,589,127
Net Assets		6,952,015,077

At June 30, 2015, cash totaling $87,650,325 was pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at June 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Standard Chartered Bank	7/9/2015	254,000 GBP	387,780 USD	—	(11,297)
State Street Ban & Trust Company	7/24/2015	465,000 CAD	377,322 USD	5,140	—
UBS Securities LLC	7/9/2015	211,000 EUR	237,321 USD	2,066	—
UBS Securities LLC	7/9/2015	39,000 EUR	43,833 USD	350	—
UBS Securities LLC	7/9/2015	2,025,000 EUR	2,223,126 USD	—	(34,662)
Total				7,556	(45,959)

Futures Contracts Outstanding at June 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI JGB	4	JPY	480,255	09/2015	930	—
CAN 10YR BOND	7	CAD	784,628	09/2015	6,867	—
DAX INDEX	69	EUR	21,157,155	09/2015	12,853	—
EURO BUXL 30Y BND	2	EUR	331,422	09/2015	—	(29,868)
EURO FX CURR	750	USD	104,587,500	09/2015	—	(1,643,400)
EURO STOXX 50	3,019	EUR	115,646,512	09/2015	66,060	—
EURO-BOBL	18	EUR	2,600,320	09/2015	—	(12,771)
EURO-BUND	14	EUR	2,372,400	09/2015	—	(50,996)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Futures Contracts Outstanding at June 30, 2015 (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO-SCHATZ	11	EUR	1,364,604	09/2015	—	(196)
FTSE/MIB IDX	181	EUR	22,774,777	09/2015	511,338	—
HANG SENG IDX	132	HKD	22,311,202	07/2015	—	(879,736)
LONG GILT	17	GBP	3,091,293	09/2015	—	(29,189)
mini MSCI EAFE	49	USD	4,493,300	09/2015	—	(120,405)
MSCI SING IX ETS	519	SGD	28,654,149	07/2015	—	(281,016)
Russell 2000 Mini	869	USD	108,659,760	09/2015	—	(866,784)
S&P 500	190	USD	97,584,000	09/2015	—	(1,007,665)
S&P500 EMINI	6,871	USD	705,789,120	09/2015	—	(7,300,163)
S&P500 EMINI	3,344	USD	343,495,680	09/2015	—	(3,799,076)
SPI 200	193	AUD	20,091,571	09/2015	—	(294,772)
TOPIX INDX R	640	JPY	85,265,351	09/2015	—	(2,299,535)
US 5YR NOTE (CBT)	5,205	USD	620,736,901	09/2015	1,248,810	—
US 5YR NOTE (CBT)	47	USD	5,605,117	09/2015	—	(3,010)
US LONG BOND(CBT)	487	USD	73,460,906	09/2015	275,306	—
US ULTRA BOND(CBT)	445	USD	68,557,813	09/2015	—	(62,159)
US ULTRA BOND(CBT)	12	USD	1,848,750	09/2015	—	(61,106)
Total			2,461,744,486		2,122,164	(18,741,847)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
US 10YR NOTE (CBT)	(69)	USD	(8,705,860)	09/2015	61,248	—
US 2YR NOTE (CBT)	(2,460)	USD	(538,586,250)	09/2015	—	(966,101)
US 2YR NOTE (CBT)	(6)	USD	(1,313,625)	09/2015	—	(2,072)
US LONG BOND(CBT)	(71)	USD	(10,709,906)	09/2015	258,389	—
Total			(559,315,641)		319,637	(968,173)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short Term Cash Fund	1,142,018,803	988,865,773	(817,795,481)	—	1,313,089,095	—	715,188	1,313,089,095
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	209,873,737	24,390,187	(37,618,072)	1,097,747	197,743,599	—	—	230,189,992
Columbia Variable Portfolio — Core Bond Fund, Class 1	6,010,000	32,074,125	—	—	38,084,125	—	754,178	37,179,961
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	193,332,498	41,252,975	—	—	234,585,473	—	—	247,671,836
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	82,115,627	10,087,299	(93,388,502)	1,185,576	—	—	—	—
Columbia Variable Portfolio — Global Bond Fund, Class 1	52,007,690	1,569,785	(52,457,099)	(1,120,376)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	79,258,307	10,945,431	(45,487,320)	1,503,939	46,220,357	389,582	4,065,289	44,410,797
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	74,011,912	70,528,164	(42,953)	(4,138)	144,492,985	430,274	2,072,724	142,043,955
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	97,522,250	12,295,464	(27,056,046)	1,895,095	84,656,763	—	—	106,582,361
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	160,961,212	304,392,215	(91,955)	(1,805)	465,259,667	—	—	485,242,869
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	75,060,551	8,386,272	(36,137,203)	(1,119,257)	46,190,363	—	2,394,989	43,430,326
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	36,621,673	—	(42,980,429)	6,358,756	—	—	—	—
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	104,508,440	12,295,464	(24,164,125)	606,811	93,246,590	—	—	105,876,485

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	149,953,423	18,819,591	(58,886,501)	2,128,950	112,015,463	—	—	128,079,040
Columbia Variable Portfolio — Strategic Income Fund, Class 1	29,785,595	1,427,076	(31,991,148)	778,477	—	—	—	—
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	73,446,872	238,038,934	—	—	311,485,806	—	—	314,002,449
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	40,964,575	4,667,203	(3,798,790)	58,224	41,891,212	96,035	1,242,678	42,105,949
Variable Portfolio — American Century Diversified Bond Fund, Class 1	73,403,543	73,807,081	(42,953)	(652)	147,167,019	632,243	3,227,869	144,373,060
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	63,523,283	2,140,614	(68,794,727)	3,130,830	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	105,864,686	5,447,221	(40,715,781)	(2,738,885)	67,857,241	4,866,827	580,395	60,731,376
Variable Portfolio — DFA International Value Fund, Class 1	178,652,077	112,737,334	(100,224)	(11,441)	291,277,746	5,321,760	3,084,463	272,586,694
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	31,651,206	1,774,596	(28,374,836)	(401,672)	4,649,294	—	704,289	4,040,757
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	97,568,858	12,295,464	(15,447,215)	410,608	94,827,715	—	—	107,449,832
Variable Portfolio — Invesco International Growth Fund, Class 1	175,385,545	177,007,790	(100,224)	(7,513)	352,285,598	17,487,353	2,394,894	325,887,926

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	74,181,505	137,806,725	(42,953)	(388)	211,944,889	556,798	3,922,316	208,974,454
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	99,021,910	—	(119,157,667)	21,313,469	1,177,712	—	—	1,596,887
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	64,722,888	130,516,553	(61,387)	(1,375)	195,176,679	—	—	203,404,491
Variable Portfolio — MFS Value Fund, Class 1	219,229,736	27,100,206	(147,163,846)	11,297,781	110,463,877	—	—	129,128,862
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	106,878,369	23,516,736	(100,285,385)	(30,109,720)	—	22,565,559	951,177	—
Variable Portfolio — NFJ Dividend Value Fund, Class 1	193,770,601	24,390,186	(106,544,985)	2,232,134	113,847,936	—	—	126,751,503
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	98,667,916	20,534,125	(61,387)	(2,322)	119,138,332	—	—	135,829,188
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	99,587,502	11,829,457	(59,060)	(2,853)	111,355,046	—	—	126,212,494
Variable Portfolio — Partners Small Cap Value Fund, Class 1	232,606,726	45,383,421	(139,597)	(4,319)	277,846,231	—	—	290,228,129
Variable Portfolio — Pyramis® International Equity Fund, Class 1	182,639,837	162,287,013	(100,224)	(11,603)	344,815,023	9,288,980	3,727,123	325,131,453
Variable Portfolio — Pyrford International Equity Fund, Class 1	168,268,437	32,357,159	(91,833,084)	(1,599,164)	107,193,348	—	2,296,986	107,563,760

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Variable Portfolio — Sit Dividend Growth Fund, Class 1	210,203,886	35,985,116	(121,521)	(2,493)	246,064,988	—	—	270,819,420
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	20,162,562	121,797,698	(11,931)	(79)	141,948,250	62,018	1,148,404	141,146,817
Variable Portfolio — Victory Established Value Fund, Class 1	83,628,305	—	(101,328,322)	18,260,484	560,467	—	—	785,943
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	—	13,645,998	—	—	13,645,998	—	136,187	13,521,296
Total	5,187,072,543	2,952,396,451	(2,092,382,933)	35,118,826	6,082,204,887	61,697,429	33,419,149	6,236,069,457

(b)  Non-income producing investment.

(c)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $8,584,729 or 0.12% of net assets.

(e)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2015.

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	4,101,752,990	—	—	4,101,752,990
Fixed-Income Funds	821,227,372	—	—	821,227,372
Corporate Bonds & Notes	—	48,848,061	—	48,848,061
Residential Mortgage-Backed Securities — Agency	—	126,384,536	—	126,384,536
Exchange-Traded Funds	322,337,146	—	—	322,337,146
Options Purchased Puts	126,786,750	—	—	126,786,750
Money Market Funds	1,313,089,095	—	—	1,313,089,095
Total Investments	6,685,193,353	175,232,597	—	6,860,425,950
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	7,556	—	7,556
Futures Contracts	2,441,801	—	—	2,441,801
Liabilities
Forward Foreign Currency Exchange Contracts	—	(45,959)	—	(45,959)
Futures Contracts	(19,710,020)	—	—	(19,710,020)
Total	6,667,925,134	175,194,194	—	6,843,119,328

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $477,328,566)	$497,569,743
Affiliated issuers (identified cost $6,082,204,887)	6,236,069,457
Options purchased (identified cost $162,395,704)	126,786,750
Total investments (identified cost $6,721,929,157)	6,860,425,950
Foreign currency (identified cost $36,471)	36,343
Margin deposits	87,650,325
Unrealized appreciation on forward foreign currency exchange contracts	7,556
Receivable for:
Investments sold	122,537,479
Capital shares sold	1,653,469
Dividends	6,049,134
Interest	584,623
Variation margin	3,786,634
Trustees' deferred compensation plan	32,656
Total assets	7,082,764,169
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	45,959
Payable for:
Investments purchased	14,127,456
Investments purchased on a delayed delivery basis	113,724,851
Capital shares purchased	138,755
Variation margin	2,512,487
Investment management fees	33,732
Distribution and/or service fees	47,526
Transfer agent fees	3,442
Administration fees	5,728
Compensation of board members	3,502
Chief compliance officer expenses	641
Other expenses	72,357
Trustees' deferred compensation plan	32,656
Total liabilities	130,749,092
Net assets applicable to outstanding capital stock	$6,952,015,077
Represented by
Trust capital	$6,952,015,077
Total — representing net assets applicable to outstanding capital stock	$6,952,015,077
Class 2
Net assets	$6,952,015,077
Shares outstanding	587,851,672
Net asset value per share	$11.83

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$6,653,369
Dividends — affiliated issuers	33,419,149
Interest	724,855
Total income	40,797,373
Expenses:
Investment management fees	5,733,405
Distribution and/or service fees
Class 2	8,131,787
Transfer agent fees
Class 2	580,011
Administration fees	977,740
Compensation of board members	70,514
Custodian fees	28,999
Printing and postage fees	53,346
Professional fees	123,309
Chief compliance officer expenses	1,504
Other	40,540
Total expenses	15,741,155
Net investment income	25,056,218
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,918,474)
Investments — affiliated issuers	35,118,826
Capital gain distributions from underlying affiliated funds	61,697,429
Foreign currency translations	(380,926)
Forward foreign currency exchange contracts	211,711
Futures contracts	47,109,315
Options purchased	(23,200,069)
Net realized gain	114,637,812
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,615,836
Investments — affiliated issuers	(21,071,032)
Foreign currency translations	(7,911)
Forward foreign currency exchange contracts	(94,206)
Futures contracts	(50,865,733)
Options purchased	(16,690,201)
Net change in unrealized depreciation	(72,113,247)
Net realized and unrealized gain	42,524,565
Net increase in net assets resulting from operations	$67,580,783

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$25,056,218	$10,943,518
Net realized gain	114,637,812	86,367,877
Net change in unrealized appreciation (depreciation)	(72,113,247)	119,211,476
Net increase in net assets resulting from operations	67,580,783	216,522,871
Increase in net assets from capital stock activity	878,952,089	3,796,906,723
Total increase in net assets	946,532,872	4,013,429,594
Net assets at beginning of period	6,005,482,205	1,992,052,611
Net assets at end of period	$6,952,015,077	$6,005,482,205

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	74,595,908	890,607,402	336,175,775	3,806,601,755
Redemptions	(968,916)	(11,655,313)	(850,875)	(9,695,032)
Net increase	73,626,992	878,952,089	335,324,900	3,796,906,723
Total net increase	73,626,992	878,952,089	335,324,900	3,796,906,723

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.68		$11.14	$10.00
Income from investment operations:
Net investment income	0.05		0.03	0.02
Net realized and unrealized gain	0.10		0.51	1.12
Total from investment operations	0.15		0.54	1.14
Net asset value, end of period	$11.83		$11.68	$11.14
Total return	1.28%		4.85%	11.40%
Ratios to average net assets(b)
Total gross expenses	0.48	%(c)	0.49%	0.53	%(c)
Total net expenses(d)	0.48	%(c)	0.49%	0.51	%(c)
Net investment income	0.77	%(c)	0.26%	0.27	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,952,015		$6,005,482	$1,992,053
Portfolio turnover	46%		47%	36%

Notes to Financial Highlights

(a)  Based on operations from April 12, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or third-party advised (unaffiliated) funds, including exchange-traded funds (ETFs) (Underlying Funds).

For information on the Underlying Funds, please refer to the Fund's current prospectus and the prospectuses of the Underlying Funds.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by buying a Contract.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange (NYSE) on the valuation date.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the NYSE. Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the

Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund's exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	590,250	*
Equity risk	Investments, at value — Options purchased	126,786,750
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	7,556
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,851,551	*
Total		129,236,107
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Component of trust capital — unrealized depreciation on futures contracts	16,849,152	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	45,959
Interest rate risk	Component of trust capital — unrealized depreciation on futures contracts	2,860,868	*
Total		19,755,979

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Commodity-related investment risk	—	3,046,950	—	3,046,950
Equity risk	—	43,905,492	(23,200,069)	20,705,423
Foreign exchange risk	211,711	—	—	211,711
Interest rate risk	—	156,873	—	156,873
Total	211,711	47,109,315	(23,200,069)	24,120,957
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Equity risk	—	(44,523,139)	(16,690,201)	(61,213,340)
Foreign exchange risk	(94,206)	—	—	(94,206)
Interest rate risk	—	(6,342,594)	—	(6,342,594)
Total	(94,206)	(50,865,733)	(16,690,201)	(67,650,140)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	2,310,183,111
Futures contracts — Short	556,759,415
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	133,699,098
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	19,553	(23,569)

*Based on the ending quarterly outstanding amounts for the six months ended June 30, 2015.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Offsetting of Assets and Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2015:

	Deutsche Bank Securities Inc. ($)	Standard Chartered Bank ($)	State Street Bank & Trust Company ($)	UBS Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	—	—	5,140	2,416	7,556
Options purchased puts	126,786,750	—	—	—	126,786,750
Total Assets	126,786,750	—	5,140	2,416	126,794,306
Liabilities
Forward foreign currency exchange contracts	—	11,297	—	34,662	45,959
Total Liabilities	—	11,297	—	34,662	45,959
Total Financial and Derivative Net Assets	126,786,750	(11,297)	5,140	(32,246)	126,748,347
Total collateral received (pledged) (a)	—	—	—	—	—
Net Amount (b)	126,786,750	(11,297)	5,140	(32,246)	126,748,347

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/ (to) counterparties in the event of default.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees and Underlying Fund Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund does not pay the Investment Manager a direct fee for investment management services on the portion of assets held in Underlying Funds that pay an investment management fee to the Investment Manager. For the portion of assets the Fund holds in securities (other than Underlying Funds that pay an investment advisory fee to the Investment Manager), including other funds advised by the Investment Manager that do not pay an investment advisory fee, derivatives and individual securities, the Investment Manager is paid a monthly fee that declines from 0.66% to 0.49% as assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.18% of the Fund's average daily net assets.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The fee paid by the Fund with respect to investments in Underlying Funds that pay an investment management fee to the Investment Manager is 0.02% on all asset levels. The fee paid by the Fund with respect to assets invested in securities (other than Underlying Funds that pay an investment management fee to the Administrator or its affiliates), including other funds administered by the Administrator that do not pay an administrative fee, derivatives and individual securities declines from 0.06% to 0.03% as assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.03% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.00% on assets invested in Underlying

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund's average daily net assets on assets invested in securities (other than Underlying Funds that pay a transfer agency fee to the Transfer Agent), including other funds that do not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. The Transfer Agent also receives compensation from the Fund for various shareholder services.

For the six months ended June 30, 2015, the Fund's annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 was 0.02%.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class 2 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses including indirect expenses of the Underlying Funds and after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Contractual Expense Cap Prior to May 1, 2015
Class 2	1.10%	1.10%	1.10%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,979,016,511 and $2,382,110,073, respectively, for the six months ended June 30, 2015, of which $763,761.110 and $765.182.440, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 5. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 6. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT

On June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio — Managed Volatility Growth Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement and, together with the Advisory Agreement, the Agreements) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement.

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

•  The terms and conditions of the Agreements;

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

1  Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement and approval of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the sixty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

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COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain

Semiannual Report 2015
36

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT (continued)

Funds to be taxed as partnerships. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement.

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40

COLUMBIA VARIABLE PORTFOLIO — MANAGED VOLATILITY GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
41

Columbia Variable Portfolio — Managed Volatility Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6599 D (8/15)

SEMIANNUAL REPORT

June 30, 2015

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	16
Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Variable Portfolio — Pyrford International Equity Fund (the Fund) Class 2 shares returned 2.32% for the six-month period that ended June 30, 2015.

■  The Fund underperformed its benchmark, the MCSI EAFE Index (Net), which returned 5.52% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	Life
Class 1	04/30/13	2.45	-3.93	3.88
Class 2	04/30/13	2.32	-4.07	3.67
MSCI EAFE Index (Net)		5.52	-4.22	5.10

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Nestlé SA, Registered Shares (Switzerland)	3.5
Roche Holding AG, Genusschein Shares (Switzerland)	3.3
Novartis AG, Registered Shares (Switzerland)	2.9
Sanofi (France)	2.2
Malayan Banking Bhd (Malaysia)	2.1
Brambles Ltd. (Australia)	2.1
Telenor ASA (Norway)	2.0
Axiata Group Bhd (Malaysia)	1.9
China Mobile Ltd. (China)	1.9
British American Tobacco PLC (United Kingdom)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Australia	10.2
Belgium	2.6
China	3.1
Finland	0.9
France	7.2
Germany	7.1
Hong Kong	4.0
Israel	1.5
Japan	8.8
Malaysia	4.7
Netherlands	4.2
Norway	1.9
Singapore	4.8
Sweden	3.4
Switzerland	13.4
Taiwan	3.0
United Kingdom	16.1
United States(a)	3.1
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Pyrford International Ltd.

Tony Cousins, CFA

Paul Simons, CFA

Daniel McDonagh, CFA

Semiannual Report 2015
3

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	4.5
Consumer Staples	12.3
Energy	9.9
Financials	7.7
Health Care	12.3
Industrials	18.3
Information Technology	8.9
Materials	6.8
Telecommunication Services	12.6
Utilities	6.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,024.50	1,020.28	4.57	4.56	0.91
Class 2	1,000.00	1,000.00	1,023.20	1,018.99	5.87	5.86	1.17

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.0%

Issuer	Shares	Value ($)
AUSTRALIA 10.1%
Brambles Ltd.	3,005,695	24,519,610
Computershare Ltd.	2,375,340	21,393,418
Newcrest Mining Ltd.(a)	993,711	10,005,815
QBE Insurance Group Ltd.	1,299,451	13,683,351
Rio Tinto Ltd.	246,146	10,182,262
Telstra Corp., Ltd.	1,411,995	6,682,337
Woodside Petroleum Ltd.	766,734	20,231,565
Woolworths Ltd.	908,124	18,870,144
Total		125,568,502
BELGIUM 2.6%
Colruyt SA	383,500	17,172,338
Proximus	421,377	14,877,678
Total		32,050,016
CHINA 3.1%
China Mobile Ltd.	1,741,000	22,274,207
CNOOC Ltd.	11,087,000	15,726,658
Total		38,000,865
FINLAND 0.9%
KONE OYJ, Class B	283,759	11,515,089
FRANCE 7.2%
Air Liquide SA	162,801	20,591,019
Legrand SA	208,121	11,684,709
Rubis SCA	185,030	12,678,007
Sanofi	269,715	26,533,031
Total SA	358,357	17,406,831
Total		88,893,597
GERMANY 5.4%
Brenntag AG	306,725	17,586,604
Deutsche Post AG	630,790	18,428,298
GEA Group AG	317,694	14,170,783
SAP SE	243,658	17,004,790
Total		67,190,475
HONG KONG 4.0%
ASM Pacific Technology Ltd.	1,819,900	18,010,325
Hongkong Electric Holdings Ltd.	1,696,000	15,463,110
VTech Holdings Ltd.	1,243,900	16,497,201
Total		49,970,636

Common Stocks (continued)

Issuer	Shares	Value ($)
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	4,186,910	7,133,595
Teva Pharmaceutical Industries Ltd.	185,292	10,958,591
Total		18,092,186
JAPAN 8.8%
Japan Tobacco, Inc.	284,995	10,131,367
KDDI Corp.	875,600	21,129,938
Makita Corp.	118,900	6,439,483
Mitsubishi Electric Corp.	1,478,000	19,084,975
Nihon Kohden Corp.	611,600	15,131,164
Sumitomo Rubber Industries Ltd.	1,130,000	17,504,057
Toyota Tsusho Corp.	702,300	18,844,921
Total		108,265,905
MALAYSIA 4.7%
Axiata Group Bhd	13,628,700	23,108,752
Lafarge Malaysia Bhd	1,959,600	4,393,908
Magnum Bhd	7,581,600	5,323,453
Malayan Banking Bhd	10,344,183	25,047,451
Total		57,873,564
NETHERLANDS 4.2%
Koninklijke Vopak NV	323,590	16,329,538
RELX NV	617,577	14,647,953
Unilever NV-CVA	489,823	20,398,780
Total		51,376,271
NORWAY 1.9%
Telenor ASA	1,087,154	23,821,727
SINGAPORE 4.8%
ComfortDelGro Corp., Ltd.	6,748,000	15,671,218
SembCorp Industries Ltd.	3,376,000	9,743,890
Singapore Technologies Engineering Ltd.	3,547,000	8,684,518
United Overseas Bank Ltd.	896,000	15,329,643
Venture Corp., Ltd.	1,763,000	10,105,327
Total		59,534,596

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
SWEDEN 3.4%
ASSA ABLOY AB, Class B	468,339	8,818,943
Atlas Copco AB, Class A	580,825	16,254,987
Svenska Cellulosa AB, Class B	667,608	16,976,395
Total		42,050,325
SWITZERLAND 13.4%
Givaudan SA	4,511	7,806,619
Nestlé SA, Registered Shares	572,756	41,350,906
Novartis AG, Registered Shares	353,291	34,820,863
Panalpina Welttransport Holding AG	70,196	8,859,434
Roche Holding AG, Genusschein Shares	139,110	38,982,641
Schindler Holding AG	49,269	8,057,361
Syngenta AG, Registered Shares	20,063	8,154,383
Zurich Insurance Group AG	58,336	17,757,554
Total		165,789,761
TAIWAN 3.0%
Advantech Co., Ltd.	1,498,607	10,289,949
Chunghwa Telecom Co., Ltd.	4,148,000	13,237,593
MediaTek, Inc.	997,000	13,628,580
Total		37,156,122
UNITED KINGDOM 16.0%
BP PLC	2,224,235	14,683,524
British American Tobacco PLC	405,299	21,747,608
GlaxoSmithKline PLC	969,948	20,155,306
Legal & General Group PLC	5,168,627	20,213,679
National Grid PLC	1,649,251	21,176,802

Common Stocks (continued)

Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class A	612,501	17,323,815
Royal Dutch Shell PLC, Class B	578,259	16,418,210
Scottish & Southern Energy PLC	665,216	16,054,588
Sky PLC	1,031,504	16,807,183
United Utilities Group PLC	1,096,182	15,363,593
Vodafone Group PLC	5,130,475	18,528,802
Total		198,473,110
Total Common Stocks (Cost: $1,157,497,832)		1,175,622,747

Preferred Stocks 1.7%

GERMANY 1.7%
Fuchs Petrolub SE	480,989	20,315,088
Total Preferred Stocks (Cost: $19,534,201)		20,315,088

Money Market Funds 3.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	37,729,853	37,729,853
Total Money Market Funds (Cost: $37,729,853)		37,729,853
Total Investments (Cost: $1,214,761,886)		1,233,667,688
Other Assets & Liabilities, Net		4,210,944
Net Assets		1,237,878,632

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,906,910	164,775,655	(168,952,712)	37,729,853	28,743	37,729,853

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	125,568,502	—	125,568,502
Belgium	—	32,050,016	—	32,050,016
China	—	38,000,865	—	38,000,865
Finland	—	11,515,089	—	11,515,089
France	—	88,893,597	—	88,893,597
Germany	—	67,190,475	—	67,190,475
Hong Kong	—	49,970,636	—	49,970,636
Israel	—	18,092,186	—	18,092,186
Japan	—	108,265,905	—	108,265,905
Malaysia	—	57,873,564	—	57,873,564
Netherlands	—	51,376,271	—	51,376,271
Norway	—	23,821,727	—	23,821,727
Singapore	—	59,534,596	—	59,534,596
Sweden	—	42,050,325	—	42,050,325
Switzerland	—	165,789,761	—	165,789,761
Taiwan	—	37,156,122	—	37,156,122
United Kingdom	—	198,473,110	—	198,473,110
Total Common Stocks	—	1,175,622,747	—	1,175,622,747
Preferred Stocks
Germany	—	20,315,088	—	20,315,088
Money Market Funds	37,729,853	—	—	37,729,853
Total Investments	37,729,853	1,195,937,835	—	1,233,667,688

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,177,032,033)	$1,195,937,835
Affiliated issuers (identified cost $37,729,853)	37,729,853
Total investments (identified cost $1,214,761,886)	1,233,667,688
Foreign currency (identified cost $1,943,898)	1,948,655
Receivable for:
Dividends	4,133,729
Foreign tax reclaims	2,426,551
Trustees' deferred compensation plan	12,429
Total assets	1,242,189,052
Liabilities
Payable for:
Capital shares purchased	3,175,131
Investment management fees	871,626
Distribution and/or service fees	736
Transfer agent fees	69,637
Administration fees	87,820
Compensation of board members	3,178
Chief compliance officer expenses	145
Other expenses	89,718
Trustees' deferred compensation plan	12,429
Total liabilities	4,310,420
Net assets applicable to outstanding capital stock	$1,237,878,632
Represented by
Paid-in capital	$1,216,775,727
Excess of distributions over net investment income	(3,128,199)
Accumulated net realized gain	5,462,716
Unrealized appreciation (depreciation) on:
Investments	18,905,802
Foreign currency translations	(137,414)
Total — representing net assets applicable to outstanding capital stock	$1,237,878,632
Class 1
Net assets	$1,234,642,708
Shares outstanding	119,594,537
Net asset value per share	$10.32
Class 2
Net assets	$3,235,924
Shares outstanding	313,295
Net asset value per share	$10.33

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$29,435,083
Dividends — affiliated issuers	28,743
Foreign taxes withheld	(2,759,390)
Total income	26,704,436
Expenses:
Investment management fees	4,926,805
Distribution and/or service fees
Class 2	3,589
Transfer agent fees
Class 1	392,737
Class 2	861
Administration fees	496,401
Compensation of board members	22,019
Custodian fees	92,518
Printing and postage fees	11,829
Professional fees	39,146
Chief compliance officer expenses	311
Other	10,480
Total expenses	5,996,696
Net investment income	20,707,740
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,994,333)
Foreign currency translations	(339,753)
Forward foreign currency exchange contracts	15,018,087
Net realized gain	10,684,001
Net change in unrealized appreciation (depreciation) on:
Investments	11,703,983
Foreign currency translations	52,118
Forward foreign currency exchange contracts	(11,776,565)
Net change in unrealized depreciation	(20,464)
Net realized and unrealized gain	10,663,537
Net increase in net assets resulting from operations	$31,371,277

The accompanying Notes to Financial Statements are an integral part of this statement.

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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$20,707,740	$25,805,937
Net realized gain (loss)	10,684,001	(6,424,970)
Net change in unrealized depreciation	(20,464)	(31,811,726)
Net increase (decrease) in net assets resulting from operations	31,371,277	(12,430,759)
Distributions to shareholders
Net investment income
Class 1	(20,853,356)	(28,158,999)
Class 2	(46,617)	(39,081)
Net realized gains
Class 1	—	(517,906)
Class 2	—	(791)
Total distributions to shareholders	(20,899,973)	(28,716,777)
Increase (decrease) in net assets from capital stock activity	(21,831,485)	367,184,843
Total increase (decrease) in net assets	(11,360,181)	326,037,307
Net assets at beginning of period	1,249,238,813	923,201,506
Net assets at end of period	$1,237,878,632	$1,249,238,813
Excess of distributions over net investment income	$(3,128,199)	$(2,935,966)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	21,014,588	223,431,433	39,179,508	419,775,346
Distributions reinvested	1,993,023	20,853,356	2,697,900	28,676,905
Redemptions	(25,130,269)	(267,115,935)	(7,859,680)	(82,727,837)
Net increase (decrease)	(2,122,658)	(22,831,146)	34,017,728	365,724,414
Class 2 shares
Subscriptions	119,054	1,272,312	161,754	1,730,053
Distributions reinvested	4,458	46,617	3,752	39,872
Redemptions	(29,851)	(319,268)	(29,158)	(309,496)
Net increase	93,661	999,661	136,348	1,460,429
Total net increase (decrease)	(2,028,997)	(21,831,485)	34,154,076	367,184,843

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.24		$10.52	$10.00
Income from investment operations:
Net investment income	0.17		0.26	0.10
Net realized and unrealized gain (loss)	0.08		(0.26)	0.50
Total from investment operations	0.25		—	0.60
Less distributions to shareholders:
Net investment income	(0.17)		(0.27)	(0.08)
Net realized gains	—		(0.01)	—
Total distributions to shareholders	(0.17)		(0.28)	(0.08)
Net asset value, end of period	$10.32		$10.24	$10.52
Total return	2.45%		(0.05%)	6.06%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.93%	0.95	%(c)
Total net expenses(d)	0.91	%(c)	0.90%	0.95	%(c)
Net investment income	3.16	%(c)	2.43%	1.42	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,234,643		$1,246,988	$922,325
Portfolio turnover	9%		8%	3%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.25		$10.52	$10.00
Income from investment operations:
Net investment income	0.16		0.21	0.06
Net realized and unrealized gain (loss)	0.08		(0.22)	0.53
Total from investment operations	0.24		(0.01)	0.59
Less distributions to shareholders:
Net investment income	(0.16)		(0.25)	(0.07)
Net realized gains	—		(0.01)	—
Total distributions to shareholders	(0.16)		(0.26)	(0.07)
Net asset value, end of period	$10.33		$10.25	$10.52
Total return	2.32%		(0.20%)	5.88%
Ratios to average net assets(b)
Total gross expenses	1.17	%(c)	1.18%	1.21	%(c)
Total net expenses(d)	1.17	%(c)	1.15%	1.21	%(c)
Net investment income	3.09	%(c)	1.99%	0.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,236		$2,251	$876
Portfolio turnover	9%		8%	3%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Variable Portfolio — Pyrford International Equity Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management

Semiannual Report 2015
16

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposures), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the

Semiannual Report 2015
17

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2015:

At June 30, 2015, the fund had no outstanding derivatives.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments

Semiannual Report 2015
18

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

for accounting disclosure purposes) in the Statement of Operations for the period ended June 30, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	15,018,087
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(11,776,565)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2015:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	8,294,090	(3,288,061)

*Based on the ending monthly outstanding amounts for the six months ended June 30, 2015. While there was no market value of forward foreign currency exchange contracts outstanding at any quarter end, the Fund did enter into forward foreign currency exchange contracts during the six months; the gain (loss) associated with this activity is presented in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Funds. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Funds. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.75% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Pyrford International Ltd. (Pyrford) to serve as the subadviser to the Fund. The Investment Manager compensates Pyrford to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's independent Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 Through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	1.03%	0.98%	0.95%
Class 2	1.28	1.23	1.20

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $1,214,762,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$85,054,000
Unrealized depreciation	(66,148,000)
Net unrealized appreciation	$18,906,000

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	3,095,753
No expiration — long-term	1,690,070
Total	4,785,823

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns

Semiannual Report 2015
21

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $114,045,513 and $118,716,234, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
23

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT

Onf June 10, 2015, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Investment Management Services Agreement (the Advisory Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Pyrford International Ltd. (the Subadviser) with respect to Variable Portfolio — Pyrford International Equity Fund (the Fund), a series of the Trust. The Board and the Independent Trustees also unanimously approved an agreement (the Management Agreement) combining the Advisory Agreement and the Fund's existing administrative services agreement (the Administrative Services Agreement) in a single agreement. The Board and the Independent Trustees approved the restatement of the Advisory Agreement with the Management Agreement to be effective for the Fund on May 1, 2016, the Fund's next annual prospectus update. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 3, 2015, April 29, 2015 and June 9, 2015 and at Board meetings held on March 4, 2015 and June 10, 2015. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2015, the Committee recommended that the Board approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. On June 10, 2015, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as portfolio transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed a specified percentage of the Fund's average annual net assets through April 30, 2016;

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  The terms and conditions of the Agreements;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement1 and agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board also determined that the nature and level of the services to be provided under the Management Agreement would not decrease relative to the services provided under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Committee and the Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program. In evaluating the nature, extent and quality of services provided under the Agreements, the Committee and the Board considered that these services were provided to the Fund, rather than directly to Fund shareholders. The Committee and the Board accordingly affirmed, after considering various other matters, including the potential benefits to the Fund and its shareholders of the Independent Trustees' important role as pre-suit gatekeepers with respect to claims that they may determine are meritless or contrary to the Fund's best interests, that it was not the intention of the Board or the Investment Manager that there be any third-party beneficiaries of the Agreements.

1 Like the Advisory Agreement, the Administrative Services Agreement will terminate with respect to the Fund once the Management Agreement is effective for the Fund.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2014, the Fund's performance was in the twelfth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-year period.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement and the Subadvisory Agreement and the approval of the Management Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered that the proposed management fee would not exceed the sum of the fee rates payable under the Advisory Agreement and the Administrative Services Agreement. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2014, the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory/management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the approval of the Management Agreement and continuation of the Advisory Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2014 to profitability levels realized in 2013. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory and management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

Semiannual Report 2015
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VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENT (continued)

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Management Agreement and the continuation of the Advisory Agreement and the Subadvisory Agreement.

Semiannual Report 2015
28

VARIABLE PORTFOLIO — PYRFORD INTERNATIONAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Variable Portfolio — Pyrford International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

S-6597 D (8/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2015